                                UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                 FORM N-CSR

 CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                Investment Company Act file number 811-05775

                                 WM Trust II
             (Exact name of registrant as specified in charter)

              1201 Third Avenue, 22nd Floor, Seattle, WA 98101
            (Address of principal executive offices) (Zip code)

                              Jeffrey L. Lunzer
              1201 Third Avenue, 22nd Floor, Seattle, WA 98101
                   (Name and address of agent for service)

     Registrant's telephone number, including area code: (206) 461-3800

                  Date of fiscal year end: October 31, 2004

                  Date of reporting period: April 30, 2004

Item 1. Reports to Stockholders


[logo] WM
       GROUPofFUNDS




                                             W M  G R O U P

                                             O F  F U N D S


                                             Common sense. Uncommon solutions.

                                   [photo]

                                             SEMI-ANNUAL REPORT

                                             April 30, 2004

         Equity Funds

         REIT Fund

         Equity Income Fund

         Growth & Income Fund

         West Coast Equity Fund

         Mid Cap Stock Fund

         Growth Fund

         Small Cap Value Fund

         Small Cap Growth Fund

         International Growth Fund


         Fixed-Income Funds

         Short Term Income Fund

         U.S. Government Securities Fund

         Income Fund

         High Yield Fund


         Municipal Funds

         Tax-Exempt Bond Fund

         California Municipal Fund

         California Insured
         Intermediate Municipal Fund



                  Table of Contents

                  Message from the President....................1

                  Portfolio of Investments......................2

                  Statements of Assets and Liabilities.........54

                  Statements of Operations.....................58

                  Statements of Changes in Net Assets..........60

                  Statements of Changes in Net
                  Assets - Capital Stock Activity..............64

                  Financial Highlights.........................68

                  Notes to Financial Statements................85



               Not FDIC Insured
--------------------------------------------------
May Lose Value * Not a Deposit * No Bank Guarantee
  Not Insured by any Federal Government Agency

[PHOTO]  Dear Shareholder,

Since our last shareholder report, the U.S. economy has regained its economic foothold. Corporate profits have improved in an ongoing environment of low inflation and low interest rates. Corporations are showing renewed confidence that is evident through increased capital spending and hiring, accompanied by higher worker productivity. The creation of more jobs in the service and manufacturing sectors is a welcome sign that can have a positive proliferating impact on the economy. We are also seeing the development of more favorable factors outside the U.S. that can drive stronger economic growth.

These developments were reflected in the performance of the stock market, which gained 6% for the six-month period ended April 30, 2004.(1) Among the best-performing equity sectors were energy (+22%), telecommunications (+13%), health care (+10%), and consumer staples (+10%).(2) Corporate bonds, particularly lower-quality high-yield issues in sectors such as insurance (+10%), financial institutions (+9%), and basic industry (+8%), were among the top-performing assets during the period.(3)

Asset Allocation Shows Its Benefits

What makes the investment business so challenging is that we continually see new positive trends that are invariably accompanied by negative news. This combination of events can rapidly alter our well-researched projections. As a result, we continue to embrace asset allocation, which studies have shown accounts for over 90% of an investment's return.(4) In our judgement, this is the most appropriate and time-tested investment philosophy. Our approach to investing is reflected in such variables as portfolio allocations, bond maturities, corporate sector and asset class exposures, equity styles, and capitalizations.

As evidence of how important asset allocation is to our investment approach, we launched the WM Small Cap Value Fund, which invests in smaller-sized, undervalued firms, on March 1 of this year. With this new fund, we can now invest in up to 13 separate asset classes within our Strategic Asset Management (SAM) Portfolios. It also provides us with greater investment opportunities and strengthens our ability to spread assets across more well-researched and widely traded investment styles.

Celebrating 65 Years of Shared Values

This year marks the 65th anniversary of our WM Equity Income Fund, which traces its origins back to 1939 when it was launched as the Composite Bond Fund, one of the first 50 mutual funds in the U.S. Much has changed since then. Today there are over 8,000 U.S. mutual funds,(5) but few can claim a similar heritage and institutional dedication to shareholder interests.

I am honored to be only the fourth president of WM Advisors during its 65-year history. My mentor, Lee Sahlin, upheld the corporate culture developed under his predecessor, George Yancey, who worked alongside the founder of the Composite Research & Management Company, R. M. "Pete" Williams. My predecessors had long tenures because they took the values of long-term investing, consistency of purpose, trust, and integrity very seriously. I am proud that these values are still at work today at our staff, management, and board levels.

The WM Group of Funds Board of Trustees is comprised of 11 experienced individuals, eight of whom are independent of fund management. The remaining three trustees (myself included) are termed "interested persons" who are connected with fund management or Washington Mutual, Inc. Acting together, the board members represent shareholder interests by striving to ensure that the funds' managers, distributor, transfer agent, and other service providers meet their fiduciary responsibilities.

A Time-Tested Investment Approach

As the mutual fund industry approaches its 80th anniversary, we note that over a history with nearly the same longevity, WM Advisors has built a venerable record of successful investment management. Our investment philosophy has been tested over decades that have included some extraordinary historic and economic events. We have persevered while also achieving some exceptional results and recognition for our achievements from national publications, such as Barron's.

I believe the key to this success can be distilled from our investment process, consistent approach, and teamwork. Our overall approach is aligned with the goals of our shareholders, so we operate with a common purpose. This process has worked exceptionally well for the past 65 years, and we are confident it can produce mutual benefits in the years ahead.

Sincerely,

/s/ William G. Papesh

William G. Papesh
President


(1) As measured by the S&P 500 Index. Indices are unmanaged, and individuals cannot invest directly in an index.
(2) Source: Bloomberg News.
(3) Source: Lehman Brothers.
(4) Source: Ibbotson Associates.
(5) Source: Investment Company Institute.


                                                                           1



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

portfolio of investments

REIT FUND

April 30, 2004 (unaudited)

                                                          Value
 Shares                                                   (000s)
 ------                                                   ------

REAL ESTATE INVESTMENT TRUSTS - 86.1%

    Diversified - 4.6%
  163,000   iStar Financial Inc.                        $    5,793
  105,000   Vornado Realty Trust                             5,297
                                                        ----------
            Total Diversified                               11,090
                                                        ----------

    Health Care - 4.5%
  255,000   Health Care Property Investors, Inc.             6,094
  135,000   Healthcare Realty Trust, Inc.                    4,840
                                                        ----------
            Total Health Care                               10,934
                                                        ----------

    Industrial/Office - 25.4%

      Industrial - 6.2%
  137,200   AMB Property Corporation                         4,157
   42,100   CenterPoint Properties Trust                     3,035
  266,000   ProLogis                                         7,826
                                                        ----------
                                                            15,018
                                                        ----------

      Mixed - 2.0%
  168,000   Duke Realty Corporation                          4,899
                                                        ----------

      Office - 17.2%
   65,000   Alexandria Real Estate Equities, Inc.            3,693
  109,100   Arden Realty, Inc.                               3,079
  114,000   Boston Properties, Inc.                          5,358
  145,000   CarrAmerica Realty Corporation                   4,134
  460,000   Corporate Office Properties Trust                9,361
  435,000   Equity Office Properties Trust                  10,949
  117,000   SL Green Realty Corporation                      4,774
                                                        ----------
                                                            41,348
                                                        ----------
            Total Industrial/Office                         61,265
                                                        ----------

    Lodging/Resorts - 5.2%
  236,500   FelCor Lodging Trust, Inc.+                      2,365
  180,000   Hospitality Properties Trust                     7,034
  251,400   Host Marriott Corporation+                       2,992
                                                        ----------
            Total Lodging/Resorts                           12,391
                                                        ----------

    Mortgage/Financial - 2.5%
  215,300   Annaly Mortgage Management, Inc.                 3,725
  122,000   Friedman, Billings, Ramsey Group, Inc.,
              Class A                                        2,257
                                                        ----------
            Total Mortgage/Financial                         5,982
                                                        ----------

    Residential - 12.2%

      Apartments - 12.2%
  216,000   Apartment Investment & Management
              Company, Class A                               6,085
  151,000   AvalonBay Communities, Inc.                      7,494
  373,000   Equity Residential                              10,242
  303,000   United Dominion Realty Trust, Inc.               5,439
                                                        ----------
            Total Residential                               29,260
                                                        ----------

                                                          Value
 Shares                                                   (000s)
 ------                                                   ------

    Retail - 22.8%

      Regional Malls - 16.3%
  445,000   General Growth Properties, Inc.             $   12,064
  217,000   Macerich Company                                 9,086
  194,000   Mills Corporation                                7,876
  213,000   Simon Property Group, Inc.                      10,269
                                                        ----------
                                                            39,295
                                                        ----------

      Shopping Centers - 6.5%
  237,000   Developers Diversified Realty Corporation        7,762
  184,000   Kimco Realty Corporation                         7,864
                                                        ----------
                                                            15,626
                                                        ----------
            Total Retail                                    54,921
                                                        ----------

    Self Storage - 2.9%
  116,000   Public Storage, Inc.                             4,848
   65,000   Shurgard Storage Centers, Inc., Class A          2,164
                                                        ----------
            Total Self Storage                               7,012
                                                        ----------

    Specialty - 6.0%
  290,000   Capital Automotive REIT                          8,158
  215,000   Plum Creek Timber Company, Inc.                  6,355
                                                        ----------
            Total Specialty                                 14,513
                                                        ----------
            Total Real Estate Investment Trusts
              (Cost $180,495)                              207,368
                                                        ----------

COMMON STOCKS - 8.4%

    Consumer Discretionary - 6.4%

      Consumer Durables & Apparel - 2.6%
  221,500   D.R. Horton, Inc.                                6,379
                                                        ----------

      Hotels, Restaurants & Leisure - 3.8%
  158,000   Mandalay Resort Group                            9,077
                                                        ----------
            Total Consumer Discretionary                    15,456
                                                        ----------

    Financials - 2.0%

      Insurance - 2.0%
  134,200   Fidelity National Financial, Inc.                4,912
                                                        ----------

            Total Common Stocks
              (Cost $14,191)                                20,368
                                                        ----------

                     See Notes to Financial Statements.

portfolio of investments (continued)

REIT FUND

April 30, 2004 (unaudited)

Principal
 Amount                                                   Value
 (000s)                                                   (000s)
---------                                                 ------

REPURCHASE AGREEMENT - 5.4%
  (Cost $13,056)
 $ 13,056   Agreement with Morgan Stanley,
              0.940% dated 04/30/2004, to be
              repurchased at $13,057,000 on
              05/03/2004 (Collateralized by
              U.S. Treasury Note, 6.750%
              due 05/15/2005, market value
              $13,321,000)                              $   13,056
                                                        ----------
TOTAL INVESTMENTS (Cost $207,742*)              99.9%      240,792
OTHER ASSETS AND LIABILITIES (Net)               0.1           183
                                               -----    ----------
NET ASSETS                                     100.0%   $  240,975
                                               =====    ==========

--------
*  Aggregate cost for federal tax purposes.
+  Non-income producing security.

                     See Notes to Financial Statements.

portfolio of investments

EQUITY INCOME FUND

April 30, 2004 (unaudited)

                                                          Value
 Shares                                                   (000s)
 ------                                                   ------

COMMON STOCKS - 82.0%

    Consumer Discretionary - 14.2%

      Automobiles & Components - 4.5%
  440,000   General Motors Corporation**                $   20,865
  260,000   Genuine Parts Company                            9,308
  292,000   Magna International Inc., Class A               23,039
  100,000   MI Developments, Inc., Class A                   2,580
                                                        ----------
                                                            55,792
                                                        ----------

      Consumer Durables & Apparel - 3.2%
  457,500   D.R. Horton, Inc.                               13,176
  830,000   Mattel, Inc.                                    14,077
  167,000   Nike Inc., Class B**                            12,015
                                                        ----------
                                                            39,268
                                                        ----------

      Hotels, Restaurants & Leisure - 5.1%
  310,000   Carnival Corporation**                          13,228
  635,000   Mandalay Resort Group**                         36,481
  475,000   McDonald's Corporation                          12,934
                                                        ----------
                                                            62,643
                                                        ----------

      Retailing - 1.4%
  262,000   May Department Stores Company                    8,069
  237,000   Sears, Roebuck & Company                         9,492
                                                        ----------
                                                            17,561
                                                        ----------
            Total Consumer Discretionary                   175,264
                                                        ----------

    Consumer Staples - 7.9%

      Food & Staples Retailing - 2.4%
  318,000   Supervalu Inc.                                   9,791
  657,000   Wal-Mart de Mexico SA de CV, ADR**              19,250
                                                        ----------
                                                            29,041
                                                        ----------

      Food, Beverage & Tobacco - 4.7%
  278,000   Altria Group, Inc.                              15,396
  460,000   ConAgra Foods, Inc.                             13,289
  380,000   Diageo PLC, Sponsored ADR**                     20,710
   99,000   Hershey Foods Corporation                        8,800
                                                        ----------
                                                            58,195
                                                        ----------

      Household & Personal Products - 0.8%
   97,000   Procter & Gamble Company                        10,258
                                                        ----------
            Total Consumer Staples                          97,494
                                                        ----------

    Energy - 7.2%
  415,000   Baker Hughes Inc.                               15,222
  226,000   BP PLC, Sponsored ADR                           11,955
  136,600   ChevronTexaco Corporation                       12,499
  182,000   ConocoPhillips Company                          12,977
  165,000   Royal Dutch Petroleum Company (F)**              8,029
  121,000   Schlumberger Ltd.                                7,082
  340,117   Valero Energy Corporation                       21,686
                                                        ----------
            Total Energy                                    89,450
                                                        ----------

                                                          Value
 Shares                                                   (000s)
 ------                                                   ------

    Financials - 22.3%

      Banks - 6.7%
  315,048   Bank of America Corporation                 $   25,358
  249,999   Countrywide Financial Corporation               14,825
  148,000   PNC Financial Services Group, Inc.               7,859
  310,200   TCF Financial Corporation                       15,371
  240,000   U.S. Bancorp                                     6,154
  240,000   Wells Fargo & Company                           13,550
                                                        ----------
                                                            83,117
                                                        ----------

      Diversified Financials - 7.3%
  400,000   Allied Capital Corporation**                     9,488
  494,333   Citigroup Inc.                                  23,773
  238,500   Fannie Mae                                      16,390
  177,000   Franklin Resources, Inc.                         9,705
  344,000   J.P. Morgan Chase & Company                     12,934
  195,000   Morgan Stanley                                  10,021
  155,000   T. Rowe Price Group, Inc.                        7,948
                                                        ----------
                                                            90,259
                                                        ----------

      Insurance - 8.3%
  535,000   ACE Ltd.                                        23,454
  375,000   AFLAC Inc.                                      15,836
  339,000   Allstate Corporation                            15,560
  330,000   Fidelity National Financial, Inc.               12,078
  400,000   HCC Insurance Holdings, Inc.                    12,808
  290,000   XL Capital Ltd., Class A                        22,142
                                                        ----------
                                                           101,878
                                                        ----------
            Total Financials                               275,254
                                                        ----------

    Health Care - 6.5%

      Health Care Equipment & Services - 1.0%
  240,000   Becton Dickinson & Company**                    12,132
                                                        ----------

      Pharmaceuticals & Biotechnology - 5.5%
  202,300   Abbott Laboratories                              8,905
  395,000   Bristol-Myers Squibb Company                     9,915
  220,000   Johnson & Johnson                               11,887
  192,000   Merck & Company, Inc.                            9,024
  675,000   Mylan Laboratories Inc.                         15,464
  365,000   Pfizer Inc.                                     13,052
                                                        ----------
                                                            68,247
                                                        ----------
            Total Health Care                               80,379
                                                        ----------

    Industrials - 7.4%

      Capital Goods - 6.6%
  306,000   Boeing Company                                  13,063
  112,500   Emerson Electric Company                         6,775
  180,000   General Dynamics Corporation                    16,852
  500,000   General Electric Company                        14,975
  244,000   Honeywell International Inc.                     8,437
  160,000   Northrop Grumman Corporation                    15,880
  195,000   Tyco International Ltd.**                        5,353
                                                        ----------
                                                            81,335
                                                        ----------

                     See Notes to Financial Statements.

portfolio of investments (continued)

EQUITY INCOME FUND

April 30, 2004 (unaudited)

                                                          Value
 Shares                                                   (000s)
 ------                                                   ------

COMMON STOCKS - (continued)

    Industrials - (continued)

      Transportation - 0.8%
  145,000   United Parcel Service, Inc., Class B        $   10,172
                                                        ----------
            Total Industrials                               91,507
                                                        ----------

    Information Technology - 7.6%

      Communications Equipment - 1.9%
  523,000   Harris Corporation                              23,561
                                                        ----------

      Computers & Peripherals - 1.4%
  430,000   Hewlett-Packard Company                          8,471
   94,000   International Business Machines Corporation      8,288
                                                        ----------
                                                            16,759
                                                        ----------

      Electronic Equipment & Instruments - 3.5%
1,195,000   AU Optronics Corporation, ADR**                 25,669
  370,000   Diebold, Inc.                                   17,053
                                                        ----------
                                                            42,722
                                                        ----------

      Software - 0.8%
  386,000   Computer Associates International, Inc.         10,349
                                                        ----------
            Total Information Technology                    93,391
                                                        ----------

    Materials - 3.8%
  245,000   Alcoa Inc.                                       7,534
  250,700   Cemex SA de CV, Sponsored ADR                    7,383
  249,000   Dow Chemical Company                             9,883
   68,000   E.I. Du Pont de Nemours & Company                2,921
  470,000   Monsanto Company                                16,257
   55,000   PPG Industries, Inc.                             3,262
                                                        ----------
            Total Materials                                 47,240
                                                        ----------

    Telecommunication Services - 2.2%
  265,000   Alltel Corporation                              13,340
   80,000   Metromedia Fiber Network, Inc., Class A+             0***
  115,000   SBC Communications Inc.                          2,863
  301,000   Verizon Communications Inc.                     11,360
                                                        ----------
            Total Telecommunication Services                27,563
                                                        ----------

    Utilities - 2.9%
  301,000   FPL Group, Inc.                                 19,150
  205,000   Pinnacle West Capital Corporation                8,007
  282,000   Southern Company**                               8,110
                                                        ----------
            Total Utilities                                 35,267
                                                        ----------
            Total Common Stocks
              (Cost $841,849)                            1,012,809
                                                        ----------

REAL ESTATE INVESTMENT TRUSTS - 6.5%
  196,000   AMB Property Corporation                         5,939
  157,500   Apartment Investment & Management Company,
              Class A                                        4,437
   74,000   Arden Realty, Inc.                               2,088
   45,000   CarrAmerica Realty Corporation                   1,283
  180,000   Corporate Office Properties Trust                3,663

                                                          Value
 Shares                                                   (000s)
 ------                                                   ------

   73,000   Developers Diversified Realty Corporation   $    2,391
   81,000   Duke Realty Corporation                          2,362
  258,000   Equity Office Properties Trust                   6,494
  228,000   Equity Residential                               6,261
  342,000   General Growth Properties, Inc.                  9,271
  239,000   Health Care Property Investors, Inc.             5,712
  130,000   Hospitality Properties Trust                     5,080
   35,000   Kimco Realty Corporation                         1,496
   90,000   Macerich Company                                 3,768
  179,900   Plum Creek Timber Company, Inc.                  5,318
  110,500   ProLogis                                         3,251
  103,000   Shurgard Storage Centers, Inc., Class A          3,430
  157,000   Simon Property Group, Inc.                       7,569
                                                        ----------
            Total Real Estate Investment Trusts
              (Cost $65,906)                                79,813
                                                        ----------

Principal
 Amount
 (000s)
---------

CONVERTIBLE SECURITIES - 1.6%

    Convertible Bonds and Notes - 1.6%
$   5,500   RadiSys Corporation, Conv. Sub. Note,
              5.500% due 08/15/2007                          5,246
    8,000   TriQuint Semiconductor, Inc., Conv. Sub.
              Note, 4.000% due 03/01/2007                    7,930
    6,500   Vitesse Semiconductor Corporation, Conv.
              Sub. Deb., 4.000% due 03/15/2005               6,467
                                                        ----------
            Total Convertible Bonds and Notes
              (Cost $16,955)                                19,643
                                                        ----------

FIXED INCOME SECURITIES - 1.7%

    Corporate Bonds and Notes - 1.6%
    1,500   Aetna Inc., Company Guarantee,
              7.625% due 08/15/2026                          1,688
    1,250   American Home Products Corporation, Deb.,
              7.250% due 03/01/2023                          1,342
    4,000   ERAC USA Finance Company, Note,
              7.350% due 06/15/2008++                        4,495
    1,000   Medpartners Inc., Sr. Note,
              7.375% due 10/01/2006                          1,095
      500   Merrill Lynch & Company, Inc., Note,
              6.375% due 10/15/2008                            547
    4,000   TELUS Corporation, Note,
              8.000% due 06/01/2011                          4,646
    2,000   Texas-New Mexico Power Company, Sr. Note,
              6.250% due 01/15/2009                          2,062
    2,000   Time Warner Inc., Deb.,
              9.150% due 02/01/2023                          2,504
    1,000   Westinghouse Electric Corporation, Deb.,
              7.875% due 09/01/2023                          1,169
                                                        ----------
            Total Corporate Bonds and Notes
              (Cost $17,428)                                19,548
                                                        ----------

                     See Notes to Financial Statements.

portfolio of investments (continued)

EQUITY INCOME FUND

April 30, 2004 (unaudited)

Principal
 Amount                                                    Value
 (000s)                                                    (000s)
---------                                                  ------

FIXED INCOME SECURITIES - (continued)

    Collateralized Mortgage Obligations (CMO) - 0.1%
      (Cost $799)
$     798   Reilly Mortgage FHA, Series 1982,
              (Partial default),
              7.430% due 08/01/2022                     $      798
                                                        ----------

    U.S. Government Agency Mortgage-Backed
     Securities - 0.0% +++

      Federal Home Loan Mortgage Corporation
      (FHLMC) - 0.0% +++
       478  6.500% due 09/01/2030                              498
       256  7.000% due 09/01/2030                              270
                                                        ----------
            Total U.S. Government Agency
              Mortgage-Backed Securities
              (Cost $712)                                      768
                                                        ----------
            Total Fixed Income Securities
              (Cost $18,939)                                21,114
                                                        ----------

 Shares
 ------

WARRANTS - 0.0% +++
 (Cost $0)
    4,500   V2 Music Holdings PLC,
              Expires 05/07/2008+,++                             0***
                                                        ----------



Principal
  Amount                                                   Value
  (000s)                                                   (000s)
---------                                                  ------

REPURCHASE AGREEMENT - 7.6%
 (Cost $94,215)
$  94,215   Agreement with Morgan Stanley,
              0.940% dated 04/30/2004, to be
              repurchased at $94,222,000 on
              05/03/2004, (Collateralized by
              U.S. Treasury Note, 6.750%
              due 05/15/2005, market value
              $96,129,000)                              $   94,215
                                                        ----------

SHORT-TERM INVESTMENT - 10.3%
 (Cost $127,388)
  127,388   Mellon GSL DBT II
              Collateral Fund ++++                         127,388
                                                        ----------
TOTAL INVESTMENTS (Cost $1,165,252*)            109.7%   1,354,982
OTHER ASSETS AND LIABILITIES (Net)               (9.7)    (120,112)
                                                -----   ----------
NET ASSETS                                      100.0%  $1,234,870
                                                =====   ==========

--------
   *  Aggregate cost for federal tax purposes.
  ** Some or all of these securities are on loan at April 30, 2004, and have an aggregate market value of $122,413,000, representing 9.9% of the total net assets of the Fund (Collateral Value $127,388,000).
 ***  Value of security is less than $500.
   +  Non-income producing security.
  ++ Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933.
 +++  Amount represents less than 0.1% of the net assets.
++++ Represents investment purchased with cash collateral for securities loaned.



------------------------------------------------------------------------------
                              GLOSSARY OF TERMS

                   ADR   --  American Depository Receipt
                   (F)   --  Foreign Shares
                   FHA   --  Federal Housing Authority
------------------------------------------------------------------------------

                     See Notes to Financial Statements.

portfolio of investments

GROWTH & INCOME FUND

April 30, 2004 (unaudited)

                                                          Value
 Shares                                                   (000s)
 ------                                                   ------

COMMON STOCKS - 93.5%

    Consumer Discretionary - 10.6%

      Consumer Durables & Apparel - 1.3%
1,564,000   Mattel, Inc.                                $   26,525
                                                        ----------

      Hotels, Restaurants & Leisure - 3.5%
1,603,000   Carnival Corporation**                          68,400
                                                        ----------

      Media - 5.8%
  803,999   Comcast Corporation, Class A+                   24,201
  770,000   Comcast Corporation, Special Class A+**         22,322
2,555,300   Liberty Media Corporation, Class A+             27,955
  982,000   Viacom Inc., Class B                            37,954
                                                        ----------
                                                           112,432
                                                        ----------
            Total Consumer Discretionary                   207,357
                                                        ----------

    Consumer Staples - 10.5%

      Food & Staples Retailing - 3.2%
  577,000   Costco Wholesale Corporation+                   21,609
2,376,000   Kroger Company+                                 41,580
                                                        ----------
                                                            63,189
                                                        ----------

      Food, Beverage & Tobacco - 1.7%
  623,000   PepsiCo Inc.                                    33,947
                                                        ----------

      Household & Personal Products - 5.6%
  669,000   Avon Products, Inc.                             56,196
  487,000   Kimberly-Clark Corporation                      31,874
  192,000   Procter & Gamble Company                        20,304
                                                        ----------
                                                           108,374
                                                        ----------
            Total Consumer Staples                         205,510
                                                        ----------

    Energy - 7.1%
  701,000   BP PLC, Sponsored ADR                           37,083
  645,000   Exxon Mobil Corporation                         27,445
  590,000   Royal Dutch Petroleum Company (F)**             28,709
  354,000   Schlumberger Ltd.                               20,720
  655,000   Unocal Corporation                              23,606
                                                        ----------
            Total Energy                                   137,563
                                                        ----------

    Financials - 23.0%
      Banks - 9.7%
  937,917   Bank of America Corporation                     75,493
  664,000   PNC Financial Services Group, Inc.              35,258
  767,000   Wachovia Corporation                            35,090
  782,000   Wells Fargo & Company                           44,152
                                                        ----------
                                                           189,993
                                                        ----------

      Diversified Financials - 7.3%
  887,000   Citigroup Inc.                                  42,656
  815,000   Freddie Mac                                     47,596
1,402,000   J.P. Morgan Chase & Company                     52,715
                                                        ----------
                                                           142,967
                                                        ----------

                                                          Value
 Shares                                                   (000s)
 ------                                                   ------

      Insurance - 6.0%
  507,600   ACE Ltd.                                    $   22,253
1,152,000   Allstate Corporation                            52,877
  576,000   American International Group Inc.               41,271
                                                        ----------
                                                           116,401
                                                        ----------
            Total Financials                               449,361
                                                        ----------

    Health Care - 15.2%

      Health Care Equipment & Services - 5.0%
  738,000   Baxter International Inc.                       23,358
  712,000   Cardinal Health Inc.                            52,154
  351,000   Guidant Corporation                             22,116
                                                        ----------
                                                            97,628
                                                        ----------

      Pharmaceuticals & Biotechnology - 10.2%
  928,000   Bristol-Myers Squibb Company                    23,293
  569,000   Johnson & Johnson                               30,743
  477,000   Merck & Company, Inc.                           22,419
2,484,500   Mylan Laboratories Inc.                         56,920
1,316,000   Pfizer Inc.                                     47,060
  293,000   Teva Pharmaceutical Industries Ltd.,
              Sponsored ADR**                               18,037
                                                        ----------
                                                           198,472
                                                        ----------
            Total Health Care                              296,100
                                                        ----------

    Industrials - 8.2%

      Capital Goods - 8.2%
  954,000   Boeing Company                                  40,726
  784,000   General Electric Company                        23,481
1,381,000   Honeywell International Inc.                    47,755
1,770,000   Tyco International Ltd.**                       48,586
                                                        ----------
            Total Industrials                              160,548
                                                        ----------

    Information Technology - 13.8%

      Communications Equipment - 2.1%
2,255,000   Motorola, Inc.**                                41,154
                                                        ----------

      Computers & Peripherals - 3.5%
1,358,000   Hewlett-Packard Company                         26,753
  462,000   International Business Machines
              Corporation                                   40,734
                                                        ----------
                                                            67,487
                                                        ----------

      IT Services - 2.6%
1,137,000   First Data Corporation                          51,609
                                                        ----------

      Semiconductors & Semiconductor Equipment - 1.4%
1,047,000   Intel Corporation                               26,939
                                                        ----------

      Software - 4.2%
1,366,000   Computer Associates International, Inc.         36,622
1,784,000   Microsoft Corporation                           46,331
                                                        ----------
                                                            82,953
                                                        ----------
            Total Information Technology                   270,142
                                                        ----------

                     See Notes to Financial Statements.

portfolio of investments (continued)

GROWTH & INCOME FUND

April 30, 2004 (unaudited)

                                                          Value
 Shares                                                   (000s)
 ------                                                   ------

COMMON STOCKS - (continued)

    Materials - 0.4%
  272,000   Alcoa Inc.                                  $    8,364
                                                        ----------

    Telecommunication Services - 1.3%
  978,000   SBC Communications Inc.                         24,352
                                                        ----------

    Utilities - 3.4%
  453,000   FPL Group, Inc.                                 28,820
  774,000   NiSource Inc.                                   15,604
  552,000   Pinnacle West Capital Corporation               21,561
                                                        ----------
            Total Utilities                                 65,985
                                                        ----------

            Total Common Stocks
              (Cost $1,447,713)                          1,825,282
                                                        ----------

Principal
  Amount                                                  Value
  (000s)                                                  (000s)
---------                                                 ------

REPURCHASE AGREEMENT - 6.3%
  (Cost $123,021)
$  123,021  Agreement with Morgan Stanley,
              0.940% dated 04/30/2004, to be
              repurchased at $123,021,000 on
              05/03/2004 (Collateralized by
              U.S. Treasury Note, 6.750%
              due 05/15/2005, market value
              $125,520,000)                             $  123,021
                                                        ----------

SHORT-TERM INVESTMENT - 10.4%
  (Cost $203,692)
  203,692   Mellon GSL DBT II
              Collateral Fund++                            203,692
                                                        ----------

TOTAL INVESTMENTS (Cost $1,774,426*)            110.2%   2,151,995
OTHER ASSETS AND LIABILITIES (Net)              (10.2)    (200,261)
                                                -----   ----------
NET ASSETS                                      100.0%  $1,951,734
                                                =====   ==========

--------
 *  Aggregate cost for federal tax purposes.
** Some or all of these securities are on loan at April 30, 2004, and have an aggregate market value of $195,491,000, representing 10.0% of the total net assets of the Fund (Collateral Value $203,692,000).
 +  Non-income producing security.
++ Represents investment purchased with cash collateral for securities loaned.

------------------------------------------------------------------------------
                             GLOSSARY OF TERMS

                   ADR  --  American Depository Receipt
                   (F)  --  Foreign Shares
------------------------------------------------------------------------------


                     See Notes to Financial Statements.

portfolio of investments

WEST COAST EQUITY FUND

April 30, 2004 (unaudited)

                                                          Value
 Shares                                                   (000s)
 ------                                                   ------

COMMON STOCKS - 93.1%

    Consumer Discretionary - 16.4%

      Automobiles & Components - 2.2%
  827,900   Monaco Coach Corporation                    $   21,583
  116,200   Superior Industries International, Inc.          3,960
                                                        ----------
                                                            25,543
                                                        ----------

      Consumer Durables & Apparel - 3.8%
  181,900   Columbia Sportswear Company+                     9,684
  164,000   KB Home                                         11,305
  523,600   Mattel, Inc.                                     8,880
  200,000   Nike Inc., Class B**                            14,390
                                                        ----------
                                                            44,259
                                                        ----------

      Hotels, Restaurants & Leisure - 3.6%
  887,100   Hilton Hotels Corporation                       15,516
   92,700   Jack in the Box Inc.+                            2,510
  402,700   Starbucks Corporation+                          15,649
1,239,585   WestCoast Hospitality Corporation+               8,243
                                                        ----------
                                                            41,918
                                                        ----------

      Media - 5.3%
  344,400   Getty Images, Inc.+**                           18,804
  227,200   Knight-Ridder, Inc.**                           17,594
   33,500   McClatchy Company, Class A                       2,379
  481,300   Univision Communications Inc., Class A+**       16,292
  297,500   Walt Disney Company                              6,852
                                                        ----------
                                                            61,921
                                                        ----------

      Retailing - 1.5%
  832,225   Building Materials Holding Corporation          13,682
  240,500   Hollywood Entertainment Corporation+             3,237
  128,400   Restoration Hardware, Inc.+                        747
                                                        ----------
                                                            17,666
                                                        ----------
            Total Consumer Discretionary                   191,307
                                                        ----------

    Consumer Staples - 3.3%

      Food & Staples Retailing - 2.9%
  495,640   Costco Wholesale Corporation+                   18,562
  888,800   Kroger Company+                                 15,554
                                                        ----------
                                                            34,116
                                                        ----------

      Household & Personal Products - 0.4%
   88,200   Estee Lauder Companies Inc., Class A             4,031
                                                        ----------
            Total Consumer Staples                          38,147
                                                        ----------

    Energy - 5.6%
  390,500   Apache Corporation                              16,350
  299,400   ChevronTexaco Corporation                       27,395
  386,000   Nabors Industries Ltd.+**                       17,123
   89,100   Occidental Petroleum Corporation                 4,206
                                                        ----------
            Total Energy                                    65,074
                                                        ----------

                                                          Value
 Shares                                                   (000s)
 ------                                                   ------

    Financials - 18.6%

      Banks - 13.4%
  284,350   Bank of America Corporation                 $   22,887
  343,900   Banner Corporation                               8,849
  127,800   City National Corporation**                      7,879
  207,000   East West Bancorp, Inc.                         11,660
  349,100   Greater Bay Bancorp**                            9,904
  128,300   KeyCorp                                          3,810
   64,900   Pacific Capital Bancorp                          2,381
  943,200   U.S. Bancorp**                                  24,184
   32,800   United PanAm Financial Corporation+                472
  853,414   Washington Federal, Inc.                        19,936
  784,316   Wells Fargo & Company                           44,282
                                                        ----------
                                                           156,244
                                                        ----------

      Diversified Financials - 2.9%
  956,600   Charles Schwab Corporation                       9,843
  255,000   Citigroup Inc.                                  12,263
   30,000   Countrywide Financial Corporation**              1,779
  169,300   Franklin Resources, Inc.                         9,283
   14,032   Piper Jaffray Companies, Inc.+                     679
                                                        ----------
                                                            33,847
                                                        ----------

      Insurance - 2.3%
  167,900   RenaissanceRe Holdings Ltd.                      8,847
  288,815   StanCorp Financial Group, Inc.                  17,869
                                                        ----------
                                                            26,716
                                                        ----------
            Total Financials                               216,807
                                                        ----------

    Health Care - 12.9%

      Health Care Equipment & Services - 4.8%
  200,000   Applera Corporation-Applied Biosystems
              Group                                          3,714
  126,800   Caremark Rx, Inc.+**                             4,292
   90,060   Health Net, Inc.+                                2,291
1,616,200   OraSure Technologies, Inc.+                     13,592
   83,400   ResMed Inc.+                                     4,110
  727,363   SonoSite, Inc.+                                 15,653
  135,000   Varian Medical Systems, Inc.+                   11,589
                                                        ----------
                                                            55,241
                                                        ----------

      Pharmaceuticals & Biotechnology - 8.1%
  209,500   Allergan, Inc.**                                18,446
  239,039   Amgen, Inc.+                                    13,451
   36,000   Amylin Pharmaceuticals, Inc.+                      806
1,311,800   Corixa Corporation+**                            7,674
  351,500   Dendreon Corporation+                            4,570
  478,375   EDEN Bioscience Corporation+                       478
  109,000   Genentech, Inc.+**                              13,385
  229,720   ICOS Corporation+                                7,349
   86,000   Neurocrine Biosciences, Inc.+                    5,644
  456,000   Pfizer Inc.                                     16,307
  181,400   Watson Pharmaceuticals, Inc.+                    6,460
                                                        ----------
                                                            94,570
                                                        ----------
            Total Health Care                              149,811
                                                        ----------

                     See Notes to Financial Statements.

portfolio of investments (continued)

WEST COAST EQUITY FUND

April 30, 2004 (unaudited)
                                                          Value
 Shares                                                   (000s)
 ------                                                   ------

COMMON STOCKS - (continued)

    Industrials - 13.8%

      Capital Goods - 10.4%
  594,333   Boeing Company                                 $25,372
  170,800   Cascade Corporation                              3,556
  188,800   Dionex Corporation+                              9,634
  511,930   Electro Scientific Industries, Inc.+            10,464
  874,600   Greenbrier Companies, Inc.+                     14,781
  125,000   Northrop Grumman Corporation                    12,406
  494,587   PACCAR Inc.                                     27,924
  227,450   Precision Castparts Corporation                 10,238
  143,100   Simpson Manufacturing Company, Inc.              7,464
                                                        ----------
                                                           121,839
                                                        ----------

      Commercial Services & Supplies - 1.1%
  456,900   Robert Half International Inc.+**               12,460
                                                        ----------

      Transportation - 2.3%
  351,110   Alaska Air Group, Inc.+**                        7,770
  477,120   Expeditors International of
              Washington, Inc.**                            19,176
                                                        ----------
                                                            26,946
                                                        ----------
            Total Industrials                              161,245
                                                        ----------

    Information Technology - 19.1%

      Communications Equipment - 1.1%
  644,500   Cisco Systems, Inc.+                            13,451
                                                        ----------

      Computers & Peripherals - 2.3%
1,192,500   Advanced Digital Information Corporation+       12,592
  647,000   Hewlett-Packard Company                         12,746
  129,000   InFocus Corporation+                             1,054
                                                        ----------
                                                            26,392
                                                        ----------

      Electronic Equipment & Instruments - 1.6%
  496,235   Microvision, Inc.+**                             4,218
  507,700   Tektronix, Inc.                                 15,028
                                                        ----------
                                                            19,246
                                                        ----------

      Internet Software & Services - 1.0%
1,821,300   Primus Knowledge Solutions, Inc.+                4,517
  977,000   WatchGuard Technologies, Inc.+                   6,800
                                                        ----------
                                                            11,317
                                                        ----------

      Semiconductors & Semiconductor Equipment - 6.1%
  240,000   Applied Materials, Inc.+                         4,375
  442,200   Credence Systems Corporation+**                  4,926
  326,825   FEI Company+                                     6,530
  765,900   Intel Corporation                               19,706
   96,300   KLA-Tencor Corporation+                          4,013
  752,480   Lattice Semiconductor Corporation+               5,358
  454,800   LSI Logic Corporation+                           3,384
1,105,400   Pixelworks, Inc.+**                             19,764
  476,140   TriQuint Semiconductor, Inc.+                    2,614
                                                        ----------
                                                            70,670
                                                        ----------


                                                           Value
 Shares                                                    (000s)
 ------                                                    ------

      Software - 7.0%
  332,000   Actuate Corporation+                        $    1,086
  322,600   Adobe Systems Inc.**                            13,336
   52,400   Electronic Arts Inc.+                            2,652
  351,450   Fair Isaac Corporation                          11,851
1,225,978   Microsoft Corporation**                         31,839
  378,800   ONYX Software Corporation+                       1,364
  281,100   Quest Software, Inc.+**                          3,162
  425,308   RadiSys Corporation+                             7,940
  338,300   Siebel Systems, Inc.+                            3,478
  292,900   Sybase, Inc.+                                    5,009
                                                        ----------
                                                            81,717
                                                        ----------
            Total Information Technology                   222,793
                                                        ----------

    Materials - 3.4%
  905,930   Oregon Steel Mills, Inc.+                        7,728
  588,240   Schnitzer Steel Industries, Inc., Class A       15,453
  285,700   Weyerhaeuser Company                            16,913
                                                        ----------
            Total Materials                                 40,094
                                                        ----------
            Total Common Stocks
              (Cost $838,613)                            1,085,278
                                                        ----------

REAL ESTATE INVESTMENT TRUSTS - 2.2%
  163,200   AMB Property Corporation                         4,945
  550,200   Plum Creek Timber Company, Inc.                 16,264
  150,400   Shurgard Storage Centers, Inc., Class A          5,008
                                                        ----------
            Total Real Estate Investment Trusts
              (Cost $23,976)                                26,217
                                                        ----------

Principal
  Amount
  (000s)
---------

REPURCHASE AGREEMENT - 4.4%
  (Cost $50,710)
$  50,710   Agreement with Morgan Stanley,
              0.940% dated 04/30/2004, to be
              repurchased at $50,714,000 on
              05/03/2004 (Collateralized by
              U.S. Treasury Note, 6.750%
              due 05/15/2005, market value
              $51,740,000)                                  50,710
                                                        ----------

SHORT-TERM INVESTMENT - 6.1%
  (Cost $71,339)
   71,339   Mellon GSL DBT II
              Collateral Fund ++                            71,339
                                                        ----------
TOTAL INVESTMENTS (Cost $984,638*)              105.8%   1,233,544
OTHER ASSETS AND LIABILITIES (Net)               (5.8)     (67,787)
                                                -----   ----------
NET ASSETS                                      100.0%  $1,165,757
                                                =====   ==========

--------
 *  Aggregate cost for federal tax purposes.
** Some or all of these securities are on loan at April 30, 2004, and have an aggregate market value of $68,263,000, representing 5.9% of the total net assets of the Fund (Collateral Value $71,339,000).
 +  Non-income producing security.
++ Represents investment purchased with cash collateral for securities loaned.

                     See Notes to Financial Statements.

portfolio of investments

MID CAP STOCK FUND

April 30, 2004 (unaudited)

                                                          Value
 Shares                                                   (000s)
 ------                                                   ------

COMMON STOCKS - 91.3%

    Consumer Discretionary - 14.9%

      Automobiles & Components - 1.4%
   85,100   Magna International Inc., Class A           $    6,714
   54,800   Superior Industries International, Inc.          1,868
                                                        ----------
                                                             8,582
                                                        ----------

      Consumer Durables & Apparel - 4.8%
  447,500   Jones Apparel Group, Inc.                       16,378
  717,500   Mattel, Inc.                                    12,169
                                                        ----------
                                                            28,547
                                                        ----------

      Hotels, Restaurants & Leisure - 3.9%
  100,000   Mandalay Resort Group**                          5,745
  138,000   Papa John's International, Inc.+**               4,616
  330,000   Yum! Brands, Inc.+                              12,801
                                                        ----------
                                                            23,162
                                                        ----------

      Retailing - 4.8%
  280,200   Neiman Marcus Group Inc., Class A               13,629
  386,200   Tiffany & Company                               15,062
                                                        ----------
                                                            28,691
                                                        ----------
            Total Consumer Discretionary                    88,982
                                                        ----------

    Consumer Staples - 4.4%

      Food, Beverage & Tobacco - 3.1%
  304,750   Dean Foods Company+                             10,234
   98,000   Hershey Foods Corporation                        8,711
                                                        ----------
                                                            18,945
                                                        ----------

      Household & Personal Products - 1.3%
  167,000   Estee Lauder Companies Inc., Class A             7,633
                                                        ----------
            Total Consumer Staples                          26,578
                                                        ----------

    Energy - 7.6%
  301,500   Baker Hughes Inc.                               11,059
  186,000   Devon Energy Corporation                        11,383
  291,500   Nabors Industries Ltd.+**                       12,931
  234,500   Tidewater Inc.                                   6,615
  106,500   Unocal Corporation                               3,839
                                                        ----------
            Total Energy                                    45,827
                                                        ----------

    Financials - 19.2%

      Banks - 6.2%
  328,050   Charter One Financial, Inc.                     10,947
  295,550   GreenPoint Financial Corporation                11,526
   88,900   North Fork Bancorporation, Inc.**                3,300
  233,800   TCF Financial Corporation                       11,585
                                                        ----------
                                                            37,358
                                                        ----------

      Diversified Financials - 5.6%
  362,300   A.G. Edwards, Inc.                              13,257
  154,400   Ambac Financial Group, Inc.                     10,654
  156,750   Countrywide Financial Corporation                9,295
                                                        ----------
                                                            33,206
                                                        ----------

                                                          Value
 Shares                                                   (000s)
 ------                                                   ------
      Insurance - 7.4%
  342,420   Fidelity National Financial, Inc.           $   12,532
  488,700   HCC Insurance Holdings, Inc.                    15,648
  132,500   MGIC Investment Corporation**                    9,755
  148,800   PMI Group, Inc.                                  6,403
                                                        ----------
                                                            44,338
                                                        ----------
            Total Financials                               114,902
                                                        ----------

    Health Care - 10.6%

      Health Care Equipment & Services - 8.5%
  217,200   AmerisourceBergen Corporation**                 12,574
  264,900   Covance Inc.+                                    8,938
  175,900   Express Scripts, Inc., Class A+**               13,604
  426,582   IMS Health Inc.**                               10,771
   92,000   Universal Health Services, Inc., Class B         4,039
   10,200   WellPoint Health Networks, Inc.+                 1,139
                                                        ----------
                                                            51,065
                                                        ----------
      Pharmaceuticals & Biotechnology - 2.1%
  534,225   Mylan Laboratories Inc.                         12,239
                                                        ----------
            Total Health Care                               63,304
                                                        ----------

    Industrials - 10.1%

      Capital Goods - 6.8%
  450,800   Federal Signal Corporation                       8,205
  380,400   Lincoln Electric Holdings, Inc.                 11,994
   63,900   Lockheed Martin Corporation                      3,048
  120,000   PACCAR Inc.                                      6,775
  229,200   Teleflex Inc.                                   10,463
                                                        ----------
                                                            40,485
                                                        ----------

      Commercial Services & Supplies - 2.4%
   53,000   HON INDUSTRIES, Inc.                             1,961
  435,800   Republic Services, Inc.                         12,560
                                                        ----------
                                                            14,521
                                                        ----------

      Transportation - 0.9%
  257,200   Alaska Air Group, Inc.+                          5,692
                                                        ----------
            Total Industrials                               60,698
                                                        ----------

    Information Technology - 15.0%

      Computers & Peripherals - 1.6%
  378,400   Electronics for Imaging, Inc.+                   9,604
                                                        ----------

      Electronic Equipment & Instruments - 1.6%
  153,800   Arrow Electronics, Inc.+                         3,888
  123,100   Diebold, Inc.                                    5,674
                                                        ----------
                                                             9,562
                                                        ----------

      IT Services - 2.0%
  398,500   Acxiom Corporation                               9,221
  199,300   Convergys Corporation+                           2,894
                                                        ----------
                                                            12,115
                                                        ----------

                     See Notes to Financial Statements.

portfolio of investments (continued)

MID CAP STOCK FUND

April 30, 2004 (unaudited)

                                                          Value
 Shares                                                   (000s)
 ------                                                   ------

COMMON STOCKS - (continued)

    Information Technology - (continued)

      Semiconductors & Semiconductor Equipment - 2.6%
  547,000   Microchip Technology Inc.                   $   15,327
                                                        ----------
      Software - 7.2%
  192,100   Adobe Systems Inc.**                             7,941
  667,700   BMC Software Inc.+                              11,551
  584,900   PeopleSoft Inc.+                                 9,873
  453,000   Siebel Systems, Inc.+                            4,657
  335,000   Synopsys, Inc.+                                  8,955
                                                        ----------
                                                            42,977
                                                        ----------
            Total Information Technology                    89,585
                                                        ----------

    Materials - 3.9%
  342,500   Cabot Corporation                               11,576
  237,500   Valspar Corporation                             11,792
                                                        ----------
            Total Materials                                 23,368
                                                        ----------

    Telecommunication Services - 0.5%
   86,300   United States Cellular Corporation+              2,957
                                                        ----------

    Utilities - 5.1%
  169,200   FPL Group, Inc.                                 10,765
  395,700   NiSource Inc.**                                  7,977
  308,100   Pinnacle West Capital Corporation               12,034
                                                        ----------
            Total Utilities                                 30,776
                                                        ----------
            Total Common Stocks
              (Cost $435,701)                              546,977
                                                        ----------
REAL ESTATE INVESTMENT TRUST - 0.5%
 (Cost $2,965)
  106,000   General Growth Properties, Inc.                  2,874
                                                        ----------
Principal
  Amount                                                   Value
  (000s)                                                   (000s)
---------                                                  ------

REPURCHASE AGREEMENT - 9.2%
 (Cost $55,207)
$  55,207   Agreement with Morgan Stanley,
              0.940% dated 04/30/2004, to be
              repurchased at $55,211,000 on
              05/03/2004, (Collateralized by
              U.S. Treasury Note, 6.750%
              due 05/15/2005, market value
              $56,329,000)                              $   55,207
                                                        ----------
SHORT-TERM INVESTMENT - 3.8%
  (Cost $22,979)
   22,979   Mellon GSL DBT II
              Collateral Fund ++                            22,979
                                                        ----------
TOTAL INVESTMENTS (Cost $516,852*)               104.8%    628,037
OTHER ASSETS AND LIABILITIES (Net)                (4.8)    (29,001)
                                                 -----  ----------
NET ASSETS                                       100.0% $  599,036
                                                 =====  ==========

--------
 *  Aggregate cost for federal tax purposes.
** Some or all of these securities are on loan at April 30, 2004, and have an aggregate market value of $22,172,000, representing 3.7% of the total net assets of the Fund (Collateral Value $22,979,000).
 +  Non-income producing security.
++ Represents investment purchased with cash collateral for securities loaned.

                     See Notes to Financial Statements.

portfolio of investments

GROWTH FUND

April 30, 2004 (unaudited)

                                                          Value
 Shares                                                   (000s)
 ------                                                   ------

COMMON STOCKS - 93.5%

    Consumer Discretionary - 15.7%

      Consumer Durables & Apparel - 0.4%
   42,200   Coach, Inc.+                                $    1,798
   76,700   Ethan Allen Interiors Inc.                       3,188
   29,500   Tupperware Corporation                             553
                                                        ----------
                                                             5,539
                                                        ----------

      Hotels, Restaurants & Leisure - 2.0%
  181,900   Carnival Corporation**                           7,762
  247,015   Hilton Hotels Corporation                        4,320
  108,605   McDonald's Corporation                           2,957
  191,200   Royal Caribbean Cruises Ltd.**                   7,749
   45,400   Starwood Hotels & Resorts Worldwide Inc.         1,806
   16,950   Yum! Brands, Inc.+                                 658
                                                        ----------
                                                            25,252
                                                        ----------

      Media - 8.9%
   72,019   Cablevision Systems Corporation-New York
              Group, Class A+**                              1,572
  238,300   Clear Channel Communications, Inc.**             9,887
  729,600   Comcast Corporation, Special Class A+**         21,151
   62,300   Cox Communications Inc., Class A+**              2,037
   38,000   Fox Entertainment Group, Inc., Class A+          1,058
  289,715   Gemstar-TV Guide International, Inc.+            1,619
  350,856   Liberty Media Corporation, Class A+              3,838
   79,800   New York Times Company, Class A                  3,656
  279,600   News Corporation Ltd., Sponsored ADR**          10,222
   65,900   Omnicom Group Inc.                               5,240
1,236,060   Time Warner Inc.+                               20,791
  184,935   Univision Communications Inc., Class A+**        6,260
  625,745   Viacom Inc., Class B                            24,185
   17,800   Walt Disney Company                                410
   33,300   XM Satellite Radio Holdings Inc., Class A+**       798
                                                        ----------
                                                           112,724
                                                        ----------

      Retailing - 4.4%
   59,300   Bed Bath & Beyond Inc.+                          2,201
   48,600   Best Buy Company, Inc.                           2,637
   41,200   Chico's FAS, Inc.+**                             1,678
   22,700   eBay Inc.+                                       1,812
   77,000   Federated Department Stores, Inc.                3,773
   39,800   Foot Locker, Inc.                                  955
  271,300   Gap, Inc.**                                      5,972
  204,685   Home Depot, Inc.                                 7,203
   83,300   Limited, Inc.                                    1,719
   50,350   Lowe's Companies, Inc.                           2,621
   22,200   PETCO Animal Supplies, Inc.+                       652
   89,500   PETsMART, Inc.                                   2,479
  236,960   Staples, Inc.                                    6,104
  387,985   Target Corporation                              16,827
                                                        ----------
                                                            56,633
                                                        ----------
            Total Consumer Discretionary                   200,148
                                                        ----------

                                                          Value
 Shares                                                   (000s)
 ------                                                   ------

    Consumer Staples - 7.2%

      Food & Staples Retailing - 1.9%
  244,965   Costco Wholesale Corporation+               $    9,174
   54,000   Sysco Corporation                                2,066
  218,900   Wal-Mart Stores Inc.                            12,477
                                                        ----------
                                                            23,717
                                                        ----------

      Food, Beverage & Tobacco - 3.3%
   47,200   Altria Group, Inc.                               2,614
  244,100   Anheuser-Busch Companies, Inc.                  12,508
   13,100   Archer-Daniels-Midland Company                     230
   36,500   Bunge Ltd.                                       1,352
  140,800   Coca-Cola Company                                7,120
   11,800   Hershey Foods Corporation                        1,049
  304,500   PepsiCo Inc.                                    16,592
                                                        ----------
                                                            41,465
                                                        ----------

      Household & Personal Products - 2.0%
   69,275   Alberto-Culver Company, Class B                  3,267
   12,900   Avon Products, Inc.                              1,063
   80,700   Clorox Company                                   4,179
  118,200   Estee Lauder Companies Inc., Class A             5,403
   12,100   Kimberly-Clark Corporation                         792
  105,400   Procter & Gamble Company                        11,146
                                                        ----------
                                                            25,850
                                                        ----------
            Total Consumer Staples                          91,032
                                                        ----------

    Energy - 4.8%
   69,600   Amerada Hess Corporation                         4,951
  148,340   BJ Services Company+                             6,601
   39,500   BP PLC, Sponsored ADR                            2,090
   51,500   Burlington Resources Inc.                        3,464
   88,500   EnCana Corporation**                             3,462
  463,240   Exxon Mobil Corporation                         19,711
  181,315   Halliburton Company                              5,403
  115,035   Kinder Morgan Management LLC+                    4,268
   14,800   Murphy Oil Corporation                           1,014
   96,300   Schlumberger Ltd.                                5,636
   52,300   Total SA, Sponsored ADR                          4,818
                                                        ----------
            Total Energy                                    61,418
                                                        ----------

    Financials - 9.5%

      Banks - 0.7%
  156,500   Bank One Corporation                             7,726
   43,500   Charter One Financial, Inc.                      1,452
                                                        ----------
                                                             9,178
                                                        ----------

      Diversified Financials - 6.9%
  385,225   American Express Company                        18,857
   69,000   Ameritrade Holding Corporation+                    845
   47,300   Bear Stearns Companies Inc.**                    3,791
  587,700   Charles Schwab Corporation                       6,047
  533,249   Citigroup Inc.                                  25,644


                     See Notes to Financial Statements.

portfolio of investments (continued)

GROWTH FUND

April 30, 2004 (unaudited)

                                                          Value
 Shares                                                   (000s)
 ------                                                   ------

COMMON STOCKS - (continued)

    Financials - (continued)

      Diversified Financials - (continued)
   56,695   Fannie Mae                                  $    3,896
  123,600   J.P. Morgan Chase & Company                      4,647
   71,400   MBNA Corporation                                 1,741
   78,500   Merrill Lynch & Company, Inc.                    4,257
  356,085   Morgan Stanley                                  18,299
                                                        ----------
                                                            88,024
                                                        ----------

      Insurance - 1.9%
   57,055   Allstate Corporation                             2,619
  181,600   American International Group Inc.               13,012
   11,700   Progressive Corporation                          1,024
   62,800   Prudential Financial, Inc.                       2,759
   60,700   XL Capital Ltd., Class A                         4,634
                                                        ----------
                                                            24,048
                                                        ----------
            Total Financials                               121,250
                                                        ----------

    Health Care - 18.3%

      Health Care Equipment & Services - 6.5%
  102,600   Aetna Inc.                                       8,490
   46,700   Alcon, Inc.                                      3,467
   43,165   Anthem, Inc.+**                                  3,824
  105,700   Applera Corporation-Applied Biosystems
              Group                                          1,963
   75,800   Boston Scientific Corporation+                   3,122
  206,735   Caremark Rx, Inc.+**                             6,998
   19,500   Gen-Probe Inc.+                                    650
   41,615   Guidant Corporation                              2,622
   42,500   Invitrogen Corporation+                          3,070
  475,240   Medtronic Inc.                                  23,981
  154,300   Millipore Corporation+                           8,090
   36,000   St. Jude Medical, Inc.+                          2,745
  111,340   UnitedHealth Group Inc.                          6,845
   35,400   Varian Medical Systems, Inc.+                    3,039
   40,000   Zimmer Holdings, Inc.+                           3,194
                                                        ----------
                                                            82,100
                                                        ----------

      Pharmaceuticals & Biotechnology - 11.8%
  351,725   Amgen, Inc.+                                    19,791
  104,700   Biogen Idec Inc.+**                              6,177
   51,900   Digene Corporation+                              1,842
   59,800   Dr. Reddy's Laboratories Ltd., ADR               1,172
  154,165   Eli Lilly & Company                             11,379
   82,280   Genentech, Inc.+**                              10,104
  137,700   Gilead Sciences, Inc.+                           8,376
  224,800   Johnson & Johnson                               12,146
   17,100   Martek Biosciences Corporation+                  1,086
   52,300   Medimmune, Inc.+                                 1,268
  135,782   Mylan Laboratories Inc.                          3,111
  171,183   Novartis AG                                      7,641
1,174,075   Pfizer Inc.                                     41,985
   40,500   Pharmaceutical Product Development, Inc.+        1,198

                                                          Value
 Shares                                                   (000s)
 ------                                                   ------

   35,828   Roche Holding AG-Genusschein**              $    3,743
  306,531   Teva Pharmaceutical Industries Ltd.,
              Sponsored ADR**                               18,870
                                                        ----------
                                                           149,889
                                                        ----------
            Total Health Care                              231,989
                                                        ----------

    Industrials - 11.0%

      Capital Goods - 8.3%
   64,000   3M Company                                       5,535
    8,400   Danaher Corporation**                              777
1,734,210   General Electric Company                        51,940
  135,900   Honeywell International Inc.                     4,699
   72,900   Ingersoll-Rand Company, Class A                  4,706
   28,200   ITT Industries, Inc.                             2,236
  119,300   Lockheed Martin Corporation                      5,691
   38,900   Northrop Grumman Corporation                     3,861
  516,625   Tyco International Ltd.**                       14,181
  137,855   United Technologies Corporation                 11,891
                                                        ----------
                                                           105,517
                                                        ----------

      Commercial Services & Supplies - 1.1%
  116,500   Cendant Corporation**                            2,759
   34,200   Dun & Bradstreet Corporation+                    1,787
   40,600   Manpower Inc.                                    1,904
   52,300   Paychex, Inc.                                    1,950
  201,600   Waste Management Inc.                            5,725
                                                        ----------
                                                            14,125
                                                        ----------

      Transportation - 1.6%
   58,450   Canadian National Railway Company                2,207
   73,300   Expeditors International of
              Washington, Inc.**                             2,946
   97,995   FedEx Corporation**                              7,047
  108,300   Norfolk Southern Corporation                     2,580
   72,200   United Parcel Service, Inc., Class B             5,065
                                                        ----------
                                                            19,845
                                                        ----------
            Total Industrials                              139,487
                                                        ----------

    Information Technology - 24.3%

      Communications Equipment - 4.9%
   98,700   3Com Corporation+                                  608
  126,360   Alcatel SA+                                      1,853
   32,560   American Tower Corporation, Class A+**             405
1,467,865   Cisco Systems, Inc.+                            30,634
   45,670   Crown Castle International Corporation+            637
  541,500   Lucent Technologies Inc.+                        1,825
  621,545   Motorola, Inc.                                  11,343
  864,053   Nokia Oyj, Sponsored ADR                        12,106
   50,100   QUALCOMM Inc.                                    3,129
                                                        ----------
                                                            62,540
                                                        ----------

      Computers & Peripherals - 3.5%
  472,410   Dell Computer Corporation+                      16,398
  190,800   EMC Corporation+                                 2,129

                     See Notes to Financial Statements.

portfolio of investments (continued)

GROWTH FUND

April 30, 2004 (unaudited)

                                                          Value
 Shares                                                   (000s)
 ------                                                   ------

COMMON STOCKS - (continued)

    Information Technology - (continued)

      Computers & Peripherals  - (continued)
  188,400   Gateway, Inc.+                              $      908
   36,700   Hewlett-Packard Company                            723
  189,600   International Business Machines Corporation     16,717
   92,340   Lexmark International, Inc.+                     8,353
                                                        ----------
                                                            45,228
                                                        ----------

      Electronic Equipment & Instruments - 1.8%
  228,000   Agilent Technologies, Inc.+                      6,158
   89,600   Flextronics International Ltd.+**                1,442
   58,500   L-3 Communications Holdings, Inc.                3,612
  137,400   PerkinElmer, Inc.                                2,645
  151,000   Tektronix, Inc.                                  4,470
   35,200   Thermo Electron Corporation+                     1,028
  173,200   Vishay Intertechnology, Inc.+                    3,014
                                                        ----------
                                                            22,369
                                                        ----------

      Internet Software & Services - 2.0%
   44,900   Infosys Technologies Ltd.,
              Sponsored ADR**                                3,635
   66,830   Symantec Corporation+                            3,011
  365,430   Yahoo! Inc.+                                    18,440
                                                        ----------
                                                            25,086
                                                        ----------

      IT Services - 0.1%
   39,500   Cognizant Technology Solutions
              Corporation+                                   1,709
                                                        ----------

      Semiconductors & Semiconductor Equipment - 5.4%
   58,200   Analog Devices, Inc.                             2,479
  326,270   Applied Materials, Inc.+                         5,948
   21,800   ATI Technologies Inc.+                             317
    6,700   Broadcom Corporation, Class A+                     253
  337,600   Cypress Semiconductor Corporation+               4,716
  867,750   Intel Corporation                               22,327
   15,900   Linear Technology Corporation                      566
   27,900   Marvell Technology Group Ltd.+                   1,081
   71,400   Microchip Technology Inc.                        2,001
   44,270   Samsung Electronics Company Ltd., GDR**         10,508
   28,200   Silicon Laboratories Inc.+                       1,330
  414,600   Taiwan Semiconductor Manufacturing
              Company Ltd., Sponsored ADR+                   3,951
  474,690   Texas Instruments Inc.                          11,915
   27,000   Xilinx, Inc.+                                      908
                                                        ----------
                                                            68,300
                                                        ----------

      Software - 6.6%
  208,500   Adobe Systems Inc.                               8,619
   52,300   Amdocs Ltd.+                                     1,389
  215,700   Cadence Design Systems, Inc.+**                  2,765
  174,325   Electronic Arts Inc.+                            8,824
   78,405   Intuit Inc.+                                     3,330
   24,900   Mercury Interactive Corporation+                 1,060

                                                          Value
 Shares                                                   (000s)
 ------                                                   ------

1,872,240   Microsoft Corporation                       $   48,622
   43,500   Network Associates, Inc.+                          682
  115,900   Novell, Inc.+                                    1,117
  175,400   Oracle Corporation+                              1,968
   44,000   Red Hat, Inc.+                                     999
   39,800   SAP AG, Sponsored ADR                            1,484
  126,400   VERITAS Software Corporation+                    3,371
                                                        ----------
                                                            84,230
                                                        ----------
            Total Information Technology                   309,462
                                                        ----------

    Materials - 2.3%
   86,600   Air Products & Chemicals, Inc.                   4,313
   63,400   Alcoa Inc.                                       1,950
   54,400   Dow Chemical Company                             2,159
   59,200   E.I. Du Pont de Nemours & Company                2,543
   52,500   Ecolab, Inc.                                     1,564
   27,000   Monsanto Company                                   934
   25,550   Phelps Dodge Corporation+                        1,682
  268,000   Praxair, Inc.                                    9,795
   49,840   Rio Tinto PLC, Sponsored ADR                     4,466
                                                        ----------
            Total Materials                                 29,406
                                                        ----------

    Telecommunication Services - 0.4%
    4,300   Mobile Telesystems OJSC, Sponsored ADR             464
  122,900   Telefonos de Mexico SA de CV, Class L,
              Sponsored ADR                                  4,196
    7,800   VimpelCom, Sponsored ADR+                          700
                                                        ----------
            Total Telecommunication Services                 5,360
                                                        ----------
            Total Common Stocks
              (Cost $1,117,022)                          1,189,552
                                                        ----------

REAL ESTATE INVESTMENT TRUST - 0.2%
 (Cost $2,039)
  196,900   Host Marriott Corporation+                       2,343
                                                        ----------

PREFERRED STOCK - 0.1%
 (Cost $1,989)
   60,200   News Corporation Ltd., Sponsored ADR             2,032
                                                        ----------

                     See Notes to Financial Statements.

portfolio of investments (continued)

GROWTH FUND

April 30, 2004 (unaudited)

Principal
  Amount                                                   Value
  (000s)                                                   (000s)
---------                                                  ------
U.S. GOVERNMENT AGENCY DISCOUNT NOTE - 3.0%
 (Cost $38,198)

    Federal Home Loan Bank (FHLB) - 3.0%
$  38,200   0.850% due 05/03/2004***                    $   38,198
                                                        ----------

REPURCHASE AGREEMENT - 4.0%
 (Cost $50,466)
   50,466   Agreement with Morgan Stanley,
              0.940% dated 04/30/2004, to be
              repurchased at $50,470,000 on
              05/03/2004 (Collateralized by
              U.S. Treasury Note, 6.750%
              due 05/15/2005, market value
              $51,491,000)                                  50,466
                                                        ----------

SHORT-TERM INVESTMENT - 9.8%
 (Cost $124,627)
  124,627   Mellon GSL DBT II
              Collateral Fund ++                           124,627
                                                        ----------
TOTAL INVESTMENTS (Cost $1,334,341*)            110.6%   1,407,218
OTHER ASSETS AND LIABILITIES (Net)              (10.6)    (134,739)
                                                -----   ----------
NET ASSETS                                      100.0%  $1,272,479
                                                =====   ==========

--------
  *  Aggregate cost for federal tax purposes.
 ** Some or all of these securities are on loan at April 30, 2004, and have an aggregate market value of $116,215,000, representing 9.1% of the total net assets of the Fund (Collateral Value $124,627,000).
***  Rate represents discount rate on purchase date.
  +  Non-income producing security.
 ++ Represents investment purchased with cash collateral for securities loaned.

               SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS

                 Forward Foreign Currency Contracts to Sell

                            Contracts to Deliver

                                   (000s)
                 ------------------------------------------

                                                                  Net
                                                               Unrealized
                                                   In         Appreciation/
Expiration          Local           Value in    Exchange     (Depreciation)
   Date           Currency           U.S. $    for U.S. $     of Contracts
----------      ------------        --------   ----------    --------------
08/06/2004      EUR      350           418         437            19
09/27/2004      EUR    1,175         1,404       1,428            24
10/15/2004      EUR      130           155         154            (1)
                                                                ----

Net Unrealized Appreciation of Forward Foreign
  Currency Contracts                                            $ 42
                                                                ====

--------

------------------------------------------------------------------------------
                             GLOSSARY OF TERMS

                   ADR   --  American Depository Receipt
                   EUR   --  EURO
                   GDR   --  Global Depository Receipt
------------------------------------------------------------------------------


                     See Notes to Financial Statements.

portfolio of investments

SMALL CAP VALUE FUND

April 30, 2004 (unaudited)


                                                          Value
  Shares                                                  (000s)
  ------                                                  ------

COMMON STOCKS - 71.6%

    Consumer Discretionary - 8.8%

      Automobiles & Components - 1.0%
   89,800   Tesma International Inc., Class A (F)       $    2,069
                                                        ----------

      Consumer Durables & Apparel - 3.7%
   30,000   Beazer Homes USA, Inc.**                         2,953
   56,600   Kellwood Company                                 2,233
  101,400   RC2 Corporation+                                 2,749
                                                        ----------
                                                             7,935
                                                        ----------

      Media - 2.6%
   86,000   Carmike Cinemas, Inc.+                           3,246
  155,000   Reader's Digest Association, Inc.                2,221
                                                        ----------
                                                             5,467
                                                        ----------

      Retailing - 1.5%
  165,000   Movie Gallery, Inc.                              3,204
                                                        ----------
            Total Consumer Discretionary                    18,675
                                                        ----------

    Consumer Staples - 6.8%

      Food & Staples Retailing - 1.4%
  127,000   Fresh Del Monte Produce Inc. (F)                 2,965
                                                        ----------

      Food, Beverage & Tobacco - 1.0%
  238,300   National Beverage Corporation+                   2,164
                                                        ----------

      Household & Personal Products - 4.4%
   61,000   Central Garden & Pet Company+                    2,349
   62,600   CSS Industries, Inc.                             2,116
   90,200   Del Laboratories, Inc.+                          2,573
   63,200   Jarden Corporation+**                            2,351
                                                        ----------
                                                             9,389
                                                        ----------
            Total Consumer Staples                          14,518
                                                        ----------

    Energy - 9.5%
   88,100   Berry Petroleum Company, Class A                 2,389
  168,000   Comstock Resources, Inc.+                        3,419
   97,000   Evergreen Resources, Inc.+                       3,893
  182,000   Plains Exploration & Production Company+         3,585
   99,000   St. Mary Land & Exploration Company              3,579
   67,400   Stone Energy Corporation+                        3,316
                                                        ----------
            Total Energy                                    20,181
                                                        ----------

    Financials - 11.0%

      Banks - 6.8%
  158,500   Dime Community Bancshares                        2,710
  134,500   Flagstar Bancorp, Inc.                           2,748
  116,500   Harbor Florida Bancshares, Inc.                  3,229
  100,900   Oriental Financial Group Inc.                    2,878
  134,000   U.S.B. Holding Company, Inc.                     2,821
                                                        ----------
                                                            14,386
                                                        ----------

      Insurance - 4.2%
   71,000   LandAmerica Financial Group, Inc.                2,926
   71,800   Navigators Group, Inc.+                          1,870



                                                          Value
  Shares                                                  (000s)
  ------                                                  ------

   54,700   Stewart Information Services Corporation    $    1,942
  191,200   Universal American Financial Corporation+        2,103
                                                        ----------
                                                             8,841
                                                        ----------
            Total Financials                                23,227
                                                        ----------

    Health Care - 3.3%

      Health Care Equipment & Services - 3.3%
   99,900   Biosite Inc.+**                                  3,958
  129,000   Owens & Minor, Inc.                              3,135
                                                        ----------
            Total Health Care                                7,093
                                                        ----------

    Industrials - 15.4%

      Capital Goods - 6.5%
   81,700   Cubic Corporation                                1,928
  116,900   DRS Technologies, Inc.+                          3,303
   44,000   Esterline Technologies Corporation+              1,089
  147,000   Griffon Corporation+                             3,227
  113,900   Lennox International Inc.                        1,903
   69,500   Triumph Group, Inc.+                             2,234
                                                        ----------
                                                            13,684
                                                        ----------

      Commercial Services & Supplies - 3.4%
  143,500   Duratek Inc.+                                    1,865
   48,500   ESCO Technologies Inc.+                          2,343
  638,800   PRG-Schultz International, Inc.+                 3,002
                                                        ----------
                                                             7,210
                                                        ----------

      Transportation - 5.5%
   93,000   Alaska Air Group, Inc.+                          2,058
  504,400   Atlantic Coast Airlines Holdings, Inc.+          3,304
    7,200   Dampskibsselskabet Torm A/S, ADR+                  321
   88,400   Genesee & Wyoming Inc., Class A+                 2,038
  204,100   OMI Corporation                                  2,055
   76,800   Stelmar Shipping Ltd. (F)                        1,893
                                                        ----------
                                                            11,669
                                                        ----------
            Total Industrials                               32,563
                                                        ----------

    Information Technology - 6.1%

      Computers & Peripherals - 1.8%
  155,000   Hutchinson Technology Inc.+**                    3,811
                                                        ----------

      Electronic Equipment & Instruments - 0.6%
   54,300   OSI Systems, Inc.+**                             1,239
                                                        ----------

      Semiconductors & Semiconductor Equipment - 0.9%
   92,000   DuPont Photomasks, Inc.+**                       1,903
                                                        ----------

      Software - 2.8%
  990,300   Atari, Inc.+**                                   3,001
  494,000   Geac Computer Corporation Ltd. (F)+              2,939
                                                        ----------
                                                             5,940
                                                        ----------
      Total Information Technology                          12,893
                                                        ----------

                     See Notes to Financial Statements.

portfolio of investments (continued)

SMALL CAP VALUE FUND

April 30, 2004 (unaudited)


                                                          Value
  Shares                                                  (000s)
  ------                                                  ------

COMMON STOCKS - (continued)

    Materials - 7.1%
  112,000   Albemarle Corporation                       $    3,276
   89,100   Headwaters Inc.+                                 2,048
  188,200   Metal Management, Inc.+                          2,729
   83,500   Quaker Chemical Corporation                      2,109
  186,400   Randgold Resources Ltd., ADR+                    3,115
  126,300   Stillwater Mining Company+                       1,696
                                                        ----------
            Total Materials                                 14,973
                                                        ----------

    Telecommunication Services - 1.5%
  187,600   Asia Satellite Telecommunications
              Holdings Ltd., Sponsored ADR                   3,187
                                                        ----------

    Utilities - 2.1%
   53,000   Energen Corporation                              2,192
   71,400   Suburban Propane Partners LP**                   2,200
                                                        ----------
            Total Utilities                                  4,392
                                                        ----------
            Total Common Stocks
              (Cost $157,186)                              151,702
                                                        ----------

CANADIAN INCOME TRUSTS - 10.7%
  202,200   Bonavista Energy Trust                           3,271
  284,500   Clean Power Income Fund                          1,837
  242,000   Connors Brothers Income Fund                     2,816
   80,000   Fording Canadian Coal Trust                      3,076
  232,100   Labrador Iron Ore Royalty Trust                  2,818
  119,100   Peyto Energy Trust**                             2,512
  325,600   TimberWest Forest Corporation                    3,045
  243,400   Vermilion Energy Trust                           3,274
                                                        ----------
            Total Canadian Income Trusts
              (Cost $24,181)                                22,649
                                                        ----------

REAL ESTATE INVESTMENT TRUSTS - 5.4%
  146,700   Cedar Shopping Centers Inc.                      1,709
   89,600   Entertainment Properties Trust                   2,998
  366,000   Equity Inns Inc.                                 3,001
   53,000   Sovran Self Storage, Inc.                        1,790
  206,500   Winston Hotels, Inc.                             1,902
                                                        ----------
            Total Real Estate Investment Trusts
              (Cost $13,173)                                11,400
                                                        ----------

Contracts
---------

PURCHASED PUT OPTIONS - 3.4%
    4,500   iShares Russell 2000 Index,
              Expires January 2006 @ $95+                    2,925
   20,000   Nasdaq 100 Index,
              Expires January 2006 @ $29+                    4,200
                                                        ----------
            Total Purchased Put Options
              (Cost $6,703)                                  7,125
                                                        ----------

Principal
  Amount                                                   Value
  (000s)                                                   (000s)
---------                                                  ------

REPURCHASE AGREEMENT - 9.5%
 (Cost $20,073)
$  20,073   Agreement with Morgan Stanley,
              0.940% dated 04/30/2004, to be
              repurchased at $20,075,000 on
              05/03/2004 (Collateralized by
              U.S. Treasury Note, 6.750%
              due 05/15/2005, market value
              $20,481,000)                              $   20,073
                                                        ----------

SHORT-TERM INVESTMENT - 6.6%
 (Cost $13,906)
   13,906   Mellon GSL DBT II
              Collateral Fund ++                            13,906
                                                        ----------

TOTAL INVESTMENTS (Cost $235,222*)              107.2%     226,855
OTHER ASSETS AND LIABILITIES (Net)               (7.2)     (15,120)
                                                -----   ----------
NET ASSETS                                      100.0%  $  211,735
                                                =====   ==========


--------
 *  Aggregate cost for federal tax purposes.
** Some or all of these securities are on loan at April 30, 2004, and have an aggregate market value of $11,987,000, representing 5.7% of the total net assets of the Fund (Collateral Value $13,906,000).
 +  Non-income producing security.
++  Represents investment purchased with cash collateral for securities loaned.

------------------------------------------------------------------------------
                             GLOSSARY OF TERMS

                   ADR  --  American Depository Receipt
                   (F)  --  Foreign Shares
------------------------------------------------------------------------------

                     See Notes to Financial Statements.

portfolio of investments

SMALL CAP GROWTH FUND

April 30, 2004 (unaudited)


                                                          Value
  Shares                                                  (000s)
  ------                                                  ------

COMMON STOCKS - 99.5%

    Consumer Discretionary - 14.5%

      Consumer Durables & Apparel - 1.2%
  174,700   Quiksilver, Inc.+                           $    3,779
                                                        ----------

      Hotels, Restaurants & Leisure - 2.0%
  429,400   Intrawest Corporation                            6,561
                                                        ----------

      Media - 4.3%
  645,000   aQuantive, Inc.+                                 6,482
   65,900   Getty Images, Inc.+                              3,598
  446,000   NTN Communications, Inc.+                        1,227
  807,100   Sirius Satellite Radio Inc.+**                   2,663
                                                        ----------
                                                            13,970
                                                        ----------

      Retailing - 7.0%
  130,700   AnnTaylor Stores Corporation+                    5,297
  321,600   Building Materials Holding Corporation           5,287
  217,000   Pacific Sunwear of California, Inc.+             4,659
  250,700   West Marine, Inc.+                               7,291
                                                        ----------
                                                            22,534
                                                        ----------
            Total Consumer Discretionary                    46,844
                                                        ----------

    Consumer Staples - 4.0%

      Food & Staples Retailing - 4.0%
  681,200   SunOpta Inc.+                                    6,396
  261,300   United Natural Foods, Inc.+                      6,546
                                                        ----------
            Total Consumer Staples                          12,942
                                                        ----------

      Energy - 2.5%
  690,300   Hydrogenics Corporation+                         3,783
   38,871   Plug Power Inc.+                                   302
  683,200   Quantum Fuel Systems Technologies
              Worldwide, Inc.+                               4,154
                                                        ----------
            Total Energy                                     8,239
                                                        ----------

    Financials - 8.1%

      Banks - 0.8%
   82,200   Frontier Financial Corporation                   2,725
                                                        ----------

      Diversified Financials - 7.3%
  132,500   Affiliated Managers Group, Inc.+**               6,453
  265,917   American Capital Strategies Ltd.                 6,980
  272,100   First Albany Companies Inc.                      3,399
  172,100   Investors Financial Services Corporation**       6,689
                                                        ----------
                                                            23,521
                                                        ----------
            Total Financials                                26,246
                                                        ----------

    Health Care - 22.3%

      Health Care Equipment & Services - 7.0%
  165,400   Accredo Health, Inc.+                            6,393
  133,700   Advanced Neuromodulation Systems, Inc.+          3,643
  194,200   Affymetrix, Inc.+**                              5,935
  312,200   SonoSite, Inc.+                                  6,718
                                                        ----------
                                                            22,689
                                                        ----------

                                                          Value
  Shares                                                  (000s)
  ------                                                  ------

      Pharmaceuticals & Biotechnology - 15.3%
  435,300   Antigenics Inc.+**                          $    4,153
  388,900   Cell Genesys, Inc.+                              4,297
  717,300   Corixa Corporation+**                            4,196
  378,500   Dendreon Corporation+                            4,920
  679,000   Emisphere Technologies, Inc.+                    3,164
  149,900   Medicis Pharmaceutical Corporation,
              Class A                                        6,434
  254,400   Myriad Genetics, Inc.+                           4,383
  443,500   Neose Technologies, Inc.+                        4,076
  557,800   Pain Therapeutics, Inc.+                         4,100
  359,300   Pharmacyclics, Inc.+                             4,276
  104,400   Sangamo BioSciences, Inc.+                         717
  288,300   Zymogenetics, Inc.+                              4,570
                                                        ----------
                                                            49,286
                                                        ----------
            Total Health Care                               71,975
                                                        ----------

    Industrials - 11.6%

      Commercial Services & Supplies - 11.6%
  781,900   Digimarc Corporation+                            8,820
  336,300   Euronet Worldwide, Inc.+                         6,534
1,348,400   Exult Inc.+**                                    8,239
  364,595   First Consulting Group, Inc.+                    2,024
  240,500   Gevity HR, Inc.                                  5,298
  202,700   Kroll Inc.+**                                    6,008
   41,400   Wireless Facilities, Inc.+                         397
                                                        ----------
            Total Industrials                               37,320
                                                        ----------

    Information Technology - 32.0% ++

      Communications Equipment - 4.3%
  278,200   InterDigital Communications Corporation+         4,849
  540,200   REMEC, Inc.+                                     3,398
  252,100   ViaSat, Inc.+                                    5,541
                                                        ----------
                                                            13,788
                                                        ----------

      Computers & Peripherals - 0.7%
  502,300   Immersion Corporation+                           2,270
                                                        ----------

      Electronic Equipment & Instruments - 2.9%
  249,700   Microvision, Inc.+**                             2,122
  288,650   Trimble Navigation Ltd.+                         7,231
                                                        ----------
                                                             9,353
                                                        ----------

      Internet Software & Services - 7.8%
1,008,800   Corillian Corporation+                           4,358
4,082,300   Intraware, Inc.+                                 8,083
  695,800   Online Resources Corporation+                    3,966
  861,500   Primus Knowledge Solutions, Inc.+                2,137
  997,525   SumTotal Systems, Inc.+**                        6,684
                                                        ----------
                                                            25,228
                                                        ----------

      IT Services - 2.2%
  811,600   Lionbridge Technologies, Inc.+                   7,321
                                                        ----------

                     See Notes to Financial Statements.

portfolio of investments (continued)

SMALL CAP GROWTH FUND

April 30, 2004 (unaudited)

                                                          Value
  Shares                                                  (000s)
  ------                                                  ------

COMMON STOCKS - (continued)

    Information Technology - (continued)

      Semiconductors & Semiconductor Equipment - 2.9%
  164,500   FEI Company+                                $    3,287
  276,800   Pixelworks, Inc.+**                              4,949
   42,200   Power Integrations, Inc.+                        1,039
                                                        ----------
                                                             9,275
                                                        ----------

      Software - 11.2%
   61,600   ANSYS, Inc.+                                     2,282
3,507,500   BSQUARE Corporation+                             4,293
  359,889   NetIQ Corporation+                               4,628
  591,700   Nuance Communications Inc.+                      2,876
1,254,250   ONYX Software Corporation+                       4,515
  554,400   PDF Solutions, Inc.+                             5,489
1,390,200   ScanSoft, Inc.+                                  6,757
  418,800   SkillSoft PLC, ADR+                              5,235
                                                        ----------
                                                            36,075
                                                        ----------
            Total Information Technology                   103,310
                                                        ----------

    Materials - 3.1%
  290,000   Headwaters Inc.+**                               6,667
1,239,000   Liquidmetal Technologies Inc.+**                 3,209
                                                        ----------
            Total Materials                                  9,876
                                                        ----------

    Telecommunication Services - 1.4%
  123,885   Gilat Satellite Networks Ltd.+                     828
  640,100   Primus Telecommunications Group, Inc.+           3,565
                                                        ----------
            Total Telecommunication Services                 4,393
                                                        ----------
            Total Common Stocks
              (Cost $320,594)                              321,145
                                                        ----------


Principal
  Amount                                                   Value
  (000s)                                                   (000s)
---------                                                  ------

REPURCHASE AGREEMENT - 0.5%
 (Cost $1,658)
$   1,658   Agreement with Morgan Stanley,
              0.940% dated 04/30/2004, to be
              repurchased at $1,658,000 on
              05/03/2004 (Collateralized by
              U.S. Treasury Note, 6.750%
              due 05/15/2005, market value
              $1,692,000)                               $    1,658
                                                        ----------

SHORT-TERM INVESTMENT - 15.0%
 (Cost $48,352)
   48,352   Mellon GSL DBT II
              Collateral Fund +++                           48,352
                                                        ----------
TOTAL INVESTMENTS (Cost $370,604*)              115.0%     371,155
OTHER ASSETS AND LIABILITIES (Net)              (15.0)     (48,512)
                                                -----   ----------
NET ASSETS                                      100.0%  $  322,643
                                                =====   ==========


--------
  *  Aggregate cost for federal tax purposes.
 ** Some or all of these securities are on loan at April 30, 2004, and have an aggregate market value of $43,560,000, representing 13.5% of the total net assets of the Fund (Collateral Value $48,352,000).
  +  Non-income producing security.
 ++ Investments in the Information Technology sector as of April 30, 2004 are 32.0% of the total net assets of the Fund.
+++  Represents investment purchased with cash collateral for securities loaned.

------------------------------------------------------------------------------
                             GLOSSARY OF TERMS

                   ADR  --  American Depository Receipt
------------------------------------------------------------------------------


                     See Notes to Financial Statements.

portfolio of investments

INTERNATIONAL GROWTH FUND

April 30, 2004 (unaudited)

                                                          Value
  Shares                                                  (000s)
  ------                                                  ------

COMMON STOCKS - 93.4%

    Japan - 23.2% +++
      14,200      ACOM Company, Ltd.                    $      995
      21,110      Advantest Corporation                      1,572
      93,000      AEON Company Ltd.                          4,029
      10,165      Aiful Corporation                          1,015
      28,000      Canon Inc.                                 1,452
       4,300      Chugai Pharmaceutical Company Ltd.            65
      66,000      Dai Nippon Printing Company Ltd.             989
      87,000      Daiwa House Industry Company Ltd.            964
      97,000      Daiwa Securities Group Inc.                  715
         175      East Japan Railway                           891
      34,200      FANUC Ltd.                                 2,059
     241,000      Furukawa Electric Company Ltd.+              914
      17,900      Hirose Electric Company Ltd.               2,023
      14,000      Honda Motor Company Ltd.                     558
      23,500      Hoya Corporation                           2,513
     155,000      Japan Airlines System Corporation+           457
     116,200      Kansai Electric Power Company Inc.         2,025
       4,400      Keyence Corporation                        1,048
      96,000      Konica Minolta Holdings Inc.               1,309
      14,600      Kyocera Corporation                        1,198
         241      Millea Holdings, Inc.                      3,389
     187,000      Mitsubishi Corporation                     1,762
     345,000      Mitsubishi Estate Company Ltd.             4,016
     202,000      Mitsubishi Heavy Industries Ltd.             550
     342,000      Mitsubishi Motors Corporation+**             841
         328      Mitsubishi Tokyo Financial Group, Inc.     2,885
     139,000      Mitsui Fudosan Company Ltd.                1,511
     427,000      Mitsui Sumitomo Insurance Company Ltd.     3,968
      23,000      Murata Manufacturing Company Ltd.          1,478
     721,000      NEC Corporation                            5,537
      10,400      Nidec Corporation                          1,109
     155,000      Nikko Cordial Corporation                    863
     106,000      Nikon Corporation**                        1,216
      16,200      Nintendo Company Ltd.                      1,510
     231,000      Nippon Steel Corporation                     478
     381,000      Nissan Motor Company Ltd.                  4,162
       1,000      Nissin Food Products Company Ltd.             25
      37,700      Nitto Denko Corporation                    2,060
      86,000      Nomura Securities Company Ltd.             1,381
      39,200      OMRON Corporation                            947
      22,800      ORIX Corporation                           2,389
      60,000      Ricoh Company, Ltd.                        1,179
      21,200      Rohm Company Ltd.                          2,598
     116,000      Sankyo Company Ltd.                        2,133
     197,000      Sekisui House Ltd.                         2,059
      12,100      Shimamura Company Ltd.                       994
      25,100      Shin-Etsu Chemical Company Ltd.              998
     135,000      Shionogi & Company Ltd.                    2,099
      21,500      SMC Corporation                            2,428
      17,800      SOFTBANK Corporation                         787
     129,000      Sompo Japan Insurance Inc.                 1,148
      37,190      Sony Corporation                           1,422
     398,000      Sumitomo Chemical Company Ltd.             1,815
         559      Sumitomo Mitsui Financial Group, Inc.      4,165
     150,000      Suzuki Motor Corporation                   2,348
      34,000      Takeda Chemical Industries Ltd.            1,359

                                                          Value
  Shares                                                  (000s)
  ------                                                  ------

      13,100      TDK Corporation                             $918
      55,600      Tokyo Electron Ltd.                        3,304
     255,000      TOKYO GAS Company Ltd.                       942
     216,000      Toray Industries Inc.                        977
      97,400      Toyota Motor Corporation                   3,524
         319      UFJ Holdings, Inc.                         1,934
      19,600      Unicharm Corporation                         923
         395      Vodafone Holdings                            916
          96      Yahoo! Japan Corporation+                  1,085
     111,000      Yamato Transport Company Ltd.              1,669
                                                        ----------
                                                           112,592
                                                        ----------

    United Kingdom - 18.9%
      44,100      Anglo American PLC                           884
     437,000      ARM Holdings PLC                             891
     131,300      AstraZeneca PLC                            6,166
     205,400      AstraZeneca PLC (F)                        9,670
     307,269      BAE SYSTEMS PLC                            1,137
     196,600      Barclays PLC                               1,765
   1,119,900      BG Group PLC                               6,451
     552,184      BHP Billiton PLC                           4,388
      37,400      Brambles Industries PLC                      139
     370,900      Centrica PLC                               1,432
      59,500      Compass Group PLC                            373
     199,000      Diageo PLC                                 2,662
      21,400      GlaxoSmithKline PLC                          441
     262,200      HBOS PLC                                   3,378
     297,300      HSBC Holdings PLC                          4,238
     425,000      National Grid Group PLC                    3,219
     211,700      Pearson PLC                                2,461
     102,000      Prudential PLC                               797
     312,700      Reed Elsevier PLC                          2,896
      24,500      Rio Tinto PLC                                536
     207,000      Royal Bank of Scotland Group PLC           6,183
     218,100      Shell Transport & Trading Company PLC      1,501
     290,740      Smiths Group PLC                           3,588
     178,800      Standard Chartered PLC                     2,725
     194,000      TI Automotive Ltd., Class A+                   0***
     399,800      Unilever PLC                               3,760
   7,406,719      Vodafone Group PLC                        17,914
      61,600      Wolseley PLC                                 898
     119,500      Xstrata PLC**                              1,339
                                                        ----------
                                                            91,832
                                                        ----------

    France - 9.3%
      50,200      Accor SA                                   2,100
     116,900      BNP Paribas SA**                           6,965
     121,100      Bouygues SA++**                            4,109
      21,200      Carrefour SA                                 977
      25,700      Essilor International SA                   1,497
      14,800      France Telecom SA+                           354
      19,900      Groupe Danone**                            3,333
      19,462      L'Air Liquide SA                           3,393
      23,200      L'Oreal SA                                 1,739
      29,300      Renault SA                                 2,172
     190,800      Sanofi-Synthelabo SA**                    11,916
      15,100      Schneider Electric SA                      1,012
      15,600      Societe Generale Group**                   1,291
      48,100      STMicroelectronics NV                      1,047

                     See Notes to Financial Statements.

portfolio of investments (continued)

INTERNATIONAL GROWTH FUND

April 30, 2004 (unaudited)

                                                          Value
  Shares                                                  (000s)
  ------                                                  ------

COMMON STOCKS - (continued)

    France - (continued)
      14,600      STMicroelectronics NV (F)             $      318
     115,900      Vivendi Universal SA+                      2,877
                                                        ----------
                                                            45,100
                                                        ----------

    Switzerland - 9.0%
     155,087      ABB Ltd.+                                    874
     217,982      Compagnie Financiere Richemont AG,
                    A Units                                  5,564
       8,312      Credit Suisse Group+**                       291
      86,546      Holcim Ltd.**                              4,445
      27,251      Nestle SA**                                6,873
     176,757      Novartis AG**                              7,890
      24,580      Roche Holding AG-Genusschein**             2,568
       1,530      Serono SA**                                  908
      85,825      Swiss Reinsurance Company**                5,615
      14,531      Swisscom AG**                              4,506
       1,050      Synthes-Stratec, Inc.**                    1,140
      41,956      UBS AG**                                   2,971
                                                        ----------
                                                            43,645
                                                        ----------

    Netherlands - 8.5%
     255,840      ABN AMRO Holding NV                        5,505
     313,968      AEGON NV                                   4,061
      68,500      Heineken Holding NV, Class A               2,516
      83,525      Heineken NV                                3,509
     127,212      ING Groep NV                               2,697
     809,900      Koninklijke (Royal) KPN NV+                5,804
      30,500      Koninklijke (Royal) Philips
                    Electronics NV                             819
      31,000      Koninklijke Numico NV+                       853
      19,000      Reed Elsevier NV                             266
     218,300      Royal Dutch Petroleum Company**           10,604
      14,900      Royal Dutch Petroleum Company (F)            725
      47,000      TPG NV                                     1,010
      26,200      Unilever NV                                1,716
      39,667      VNU NV                                     1,102
                                                        ----------
                                                            41,187
                                                        ----------

    Germany - 5.1%
      24,500      Allianz AG**                               2,580
      93,300      Bayerische Hypo-und Vereinsbank AG+        1,605
      32,100      Bayerische Motoren Werke (BMW) AG**        1,373
     105,400      DaimlerChrysler AG**                       4,704
       9,800      Deutsche Bank AG**                           802
      28,237      Deutsche Boerse AG**                       1,544
      43,200      Deutsche Telekom AG+**                       741
      13,600      Epcos AG+                                    282
     108,100      Infineon Technologies AG+                  1,375
      17,100      Metro AG                                     755
      21,543      Muenchener Rueckversicherungs-
                    Gesellschaft  AG++                       2,309
      13,200      SAP AG**                                   1,969
       5,200      SAP AG, Sponsored ADR                        194
      48,100      Siemens AG                                 3,454
      53,400      ThyssenKrupp AG                              923
                                                        ----------
                                                            24,610
                                                        ----------

    Canada - 2.7%
     180,100      Abitibi-Consolidated Inc.**                1,257

                                                          Value
  Shares                                                  (000s)
  ------                                                  ------

      24,800      Alcan Inc.**                                $994
     637,000      Bombardier Inc., Class B++**               2,798
       6,300      Great-West Lifeco Inc.                       231
      25,800      Manulife Financial Corporation               951
      22,800      National Bank of Canada                      737
      44,800      Suncor Energy Inc.                         1,065
      66,100      TELUS Corporation                          1,038
     131,900      Thomson Corporation                        4,187
                                                        ----------
                                                            13,258
                                                        ----------

    Spain - 2.5%
     383,700      Banco Bilbao Vizcaya Argentaria SA**       5,039
     144,800      Industria de Diseno Textil SA (Inditex)    3,139
     262,841      Telefonica SA+**                           3,878
                                                        ----------
                                                            12,056
                                                        ----------

    Australia - 2.3% +++
     186,000      Alumina Ltd.                                 678
     161,400      Amcor Ltd.                                   808
     136,863      Australia & New Zealand Banking Group
                    Ltd.                                     1,837
     102,340      BHP Billiton Ltd.                            837
     127,300      Brambles Industries Ltd.                     508
     218,602      Foster's Group Ltd.                          771
     151,900      Insurance Australia Group Ltd.               531
      58,900      National Australia Bank Ltd.               1,254
     147,800      Promina Group Ltd.                           398
     136,914      QBE Insurance Group Ltd.                   1,147
      44,232      Rinker Group Ltd.                            226
      41,300      Wesfarmers Ltd.                              848
     100,000      WMC Resources Ltd.                           345
     115,200      Woolworths Ltd.                              980
                                                        ----------
                                                            11,168
                                                        ----------

    Hong Kong - 1.7% +++
     112,000      Cheung Kong Holdings Ltd.                    850
     114,000      Esprit Holdings Ltd.++                       466
   1,034,000      Hang Lung Properties Ltd.                  1,387
      63,900      Hang Seng Bank Ltd.                          809
      55,000      Hongkong Land Holdings Ltd.                   95
      90,200      Hutchison Whampoa Ltd.                       602
     911,500      Johnson Electric Holdings Ltd.               801
   1,178,000      Li & Fung Ltd.                             1,816
      93,000      Sung Hung Kai Properties Ltd.                792
     117,800      Swire Pacific Ltd., Class A                  764
                                                        ----------
                                                             8,382
                                                        ----------

    Singapore - 1.6% +++
      40,000      DBS Group Holdings Ltd.                      334
      70,000      DBS Group Holdings Ltd., ADR++               589
      64,000      Singapore Press Holdings Ltd.                787
     123,000      Singapore Technologies Engineering
                    Ltd.                                       136
   3,502,880      Singapore Telecommunications
                    Ltd. (F)++**                             4,834
     122,000      United Overseas Bank Ltd. (F)                976
                                                        ----------
                                                             7,656
                                                        ----------

    Norway - 1.3%
     127,700      DnB Holding ASA                              805
      43,000      Norsk Hydro ASA                            2,513
      19,700      Norske Skogindustrier ASA                    356

                     See Notes to Financial Statements.

portfolio of investments (continued)

INTERNATIONAL GROWTH FUND

April 30, 2004 (unaudited)
                                                          Value
  Shares                                                  (000s)
  ------                                                  ------

COMMON STOCKS - (continued)

    Norway - (continued)
     186,500      Statoil ASA                           $    2,331
      58,200      Yara International ASA+                      411
                                                        ----------
                                                             6,416
                                                        ----------

    Sweden - 1.2%
     143,400      Assa Abloy AB, B Shares**                  1,730
     162,000      ForeningsSparbanken AB**                   3,002
      29,800      Scania AB, Class B                           914
                                                        ----------
                                                             5,646
                                                        ----------

    Taiwan - 1.0% +++
     481,423      Taiwan Semiconductor Manufacturing
                    Company Ltd., Sponsored ADR+             4,588
                                                        ----------

    Italy - 0.9%
      17,600      Assicurazioni Generali SpA**                 462
     140,350      Eni SpA                                    2,851
     260,200      UniCredito Italiano SpA                    1,209
                                                        ----------
                                                             4,522
                                                        ----------

    South Korea - 0.9% +++
       8,976      Samsung Electronics Company Ltd.           4,207
                                                        ----------

    Finland - 0.8%
     181,100      Nokia Oyj                                  2,533
      76,600      UPM-Kymmene Oyj                            1,405
                                                        ----------
                                                             3,938
                                                        ----------

    Mexico - 0.6%
      47,600      America Movil SA de CV, Series L, ADR      1,609
      39,600      Telefonos de Mexico SA de CV,
                    Class L,  Sponsored ADR                  1,352
                                                        ----------
                                                             2,961
                                                        ----------

    Denmark - 0.5%
      39,300      Novo Nordisk A/S, Class B                  1,873
      10,200      TDC A/S                                      345
                                                        ----------
                                                             2,218
                                                        ----------

    Russia - 0.4%
      38,100      YUKOS, ADR                                 1,707
                                                        ----------

    Brazil - 0.3%
      20,197      Companhia Vale do Rio Doce, ADR+             919
      17,100      Companhia Vale do Rio Doce,
                    Sponsored ADR                              668
                                                        ----------
                                                             1,587
                                                        ----------

    Ireland - 0.3%
      74,468      CRH PLC                                    1,578
                                                        ----------

    Austria - 0.2%
       5,900      Erste Bank der oesterreichischen
                    Sparkassen AG                              879
                                                        ----------

    Belgium - 0.1%
      63,600      SES GLOBAL, FDR                              609
                                                        ----------

                                                          Value
  Shares                                                  (000s)
  ------                                                  ------

    China - 0.1% +++
     229,500      China Mobile (Hong Kong) Ltd.         $      602
                                                        ----------

    South Africa - 0.0% ****
      13,000      Sasol Ltd.                                   195
                                                        ----------

                  Total Common Stocks
                    (Cost $398,503)                        453,139
                                                        ----------

CONVERTIBLE PREFERRED STOCKS - 0.7%

    Japan - 0.7% +++
  42,000,000      Sumitomo Mitsui Finance Group Inc.
                    (F), Conv. Pfd., 2.250%
                    due 07/11/2005                           1,017

  99,000,000      Sumitomo Mitsui Finance Group Inc.
                    (F), Conv. Pfd., 2.250%
                    due 07/11/2005++                         2,396
                                                        ----------
                  Total Convertible Preferred Stocks
                    (Cost $1,326)                            3,413
                                                        ----------

PREFERRED STOCKS - 0.2%

    Australia - 0.2% +++
      96,600      News Corporation Ltd.                        814
                                                        ----------

    South Korea - 0.0% +++****
         900      Samsung Electronics Company Ltd.             245
                                                        ----------

                  Total Preferred Stocks
                    (Cost $831)                              1,059
                                                        ----------

 Principal
  Amount
  (000s)
 ---------

CONVERTIBLE BONDS - 0.2%
 (Cost $682)

    Switzerland - 0.2%
$        826      Credit Suisse Group Financial, Conv.
                    Jr. Bond, 6.000% due 12/23/2005            863
                                                        ----------

REPURCHASE AGREEMENT - 4.9%
 (Cost $24,004)
      24,004      Agreement with Morgan Stanley,
                    0.940% dated 04/30/2004, to be
                    repurchased at $24,006,000 on
                    05/03/2004 (Collateralized by
                    U.S. Treasury Note 6.750%
                    due 05/15/2005, market value
                    $24,492,000)                            24,004
                                                        ----------

SHORT-TERM Investment - 17.6%
 (Cost $85,616)
      85,616      Mellon GSL DBT II
                    Collateral Fund ++++                    85,616
                                                        ----------

TOTAL INVESTMENTS (Cost $510,962*)              117.0%     568,094
OTHER ASSETS AND LIABILITIES (Net)              (17.0)     (82,851)
                                                -----   ----------

NET ASSETS                                      100.0%  $  485,243
                                                =====   ==========

--------

   *  Aggregate cost for federal tax purposes.
  ** Some or all of these securities are on loan at April 30, 2004, and have an aggregate market value of $81,435,000, representing 16.8% of the net assets of the Fund (Collateral Value $85,616,000).
 ***  Value of security is $0.
****  Amount represents less than 0.1% of total net assets.
   +  Non-income producing security.
  ++ Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933.
 +++ Investments in the areas of the Pacific Rim as of April 30, 2004 are 31.7% of the net assets of the Fund.
++++ Represents investment purchased with cash collateral for securities loaned.

                     See Notes to Financial Statements.

portfolio of investments (continued)

INTERNATIONAL GROWTH FUND

April 30, 2004 (unaudited)

               SCHEDULE OF FORWARD FOREIGN CURRENCY CONTRACTS

                 Forward Foreign Currency Contracts to Buy

                            Contracts to Receive

                                   (000s)
                 -----------------------------------------

                                                                 Net
                                                              Unrealized
                                                     In      Appreciation/
Expiration           Local           Value in     Exchange   (Depreciation)
   Date            Currency           U.S. $     for U.S. $  of Contracts
----------     ----------------      --------    ----------  --------------
05/03/2004     AUD           28          20          20       $  --***
05/03/2004     EUR          231         277         277          --***
05/03/2004     HKD          165          21          21          --***
05/04/2004     AUD           88          64          64          --***
05/04/2004     EUR           70          83          83          --***
05/04/2004     HKD          289          37          37          --***
05/05/2004     AUD           52          37          37          --***
05/06/2004     CAD        2,952       2,146       2,207         (61)
05/06/2004     JPY      230,970       2,093       2,207        (114)
05/12/2004     CHF        3,310       2,553       2,419         134
05/12/2004     GBP        1,476       2,614       2,419         195
05/24/2004     EUR        1,864       2,232       2,288         (56)
05/26/2004     JPY      457,140       4,146       4,215         (69)
07/20/2004     CAD        3,973       2,883       2,931         (48)
                                                              -----
                                                              $ (19)
                                                              -----

As of April 30, 2004, sector diversification is as follows:


                                                     % of        Value
        Sector Diversification                    Net Assets     (000s)
        ----------------------                    ----------     ------

COMMON STOCKS:
Banks                                                13.2%      $ 64,173
Telecommunication Services                            9.9         48,002
Pharmaceuticals & Biotechnology                       9.7         47,088
Materials                                             6.9         33,566
Energy                                                6.2         29,943
Insurance                                             5.7         27,587
Food, Beverage & Tobacco                              5.4         26,018
Capital Goods                                         5.1         24,759
Semiconductors & Semiconductor Equipment              4.5         22,063
Automobiles & Components                              4.1         19,682
Media                                                 3.1         15,185
Consumer Durables & Apparel                           2.9         14,113
Diversified Financials                                2.5         12,363
Retailing                                             2.4         11,631
Electronic Equipment & Instruments                    2.2         10,569
Real Estate Investment Trusts                         1.8          8,651
Utilities                                             1.6          7,618
Computers & Peripherals                               1.1          5,537
Commercial Services & Supplies                        0.9          4,267
Other                                                 4.2         20,324
                                                    -----       --------
TOTAL COMMON STOCKS                                  93.4        453,139
CONVERTIBLE PREFERRED STOCKS                          0.7          3,413
PREFERRED STOCKS                                      0.2          1,059
CONVERTIBLE BONDS                                     0.2            863
REPURCHASE AGREEMENT                                  4.9         24,004
SHORT-TERM INVESTMENT                                17.6         85,616
                                                    -----       --------
TOTAL INVESTMENTS                                   117.0        568,094
OTHER ASSETS AND LIABILITIES (Net)                  (17.0)       (82,851)
                                                    -----       --------
NET ASSETS                                          100.0%      $485,243
                                                    =====       ========


                 Forward Foreign Currency Contracts to Sell

                            Contracts to Deliver

                                   (000s)
                 ------------------------------------------

                                                                 Net
                                                              Unrealized
                                                     In      Appreciation/
Expiration           Local           Value in     Exchange   (Depreciation)
  Date             Currency           U.S. $     for U.S. $  of Contracts
----------     ----------------      --------    ----------  --------------
05/03/2004     EUR           86         103         102         $  (1)
05/03/2004     NOK           87          13          13            --***
05/03/2004     SGD           39          23          23            --***
05/04/2004     SEK          187          24          24            --***
05/05/2004     NOK          566          82          82            --***
05/06/2004     CAD        2,952       2,146       2,207            61
05/06/2004     JPY      235,881       2,138       2,199            61
05/07/2004     JPY        2,408          22          22            --***
05/10/2004     JPY       25,707         233         233            --***
05/12/2004     CHF        3,310       2,553       2,419          (134)
05/12/2004     GBP        1,476       2,614       2,523           (91)
05/24/2004     EUR        1,864       2,232       2,327            95
05/24/2004     JPY      253,038       2,295       2,327            32
05/26/2004     CHF        9,458       7,299       7,438           139
06/04/2004     JPY      163,888       1,487       1,490             3
07/20/2004     JPY      318,364       2,893       2,931            38
08/06/2004     CAD        4,120       2,988       3,000            12
                                                                -----
                                                                $ 215
                                                                -----
Net Unrealized Appreciation of Forward
  Foreign Currency Contracts                                    $ 196
                                                                =====

--------

***  Amount represents less than $500.

------------------------------------------------------------------------------
                             GLOSSARY OF TERMS

                    ADR  --  American Depository Receipt
                    AUD  --  Australian Dollar
                    CAD  --  Canadian Dollar
                    CHF  --  Swiss Franc
                    EUR  --  EURO
                    (F)  --  Foreign Shares
                    FDR  --  Fiduciary Depository Receipt
                    GBP  --  Great Britain Pound Sterling
                    GDR  --  Global Depository Receipt
                    HKD  --  Hong Kong Dollar
                    NOK  --  Norwegian Krone
                    JPY  --  Japanese Yen
                    SEK  --  Swedish Krona
                    SGD  --  Singapore Dollar
------------------------------------------------------------------------------

                     See Notes to Financial Statements.

portfolio of investments

SHORT TERM INCOME FUND

April 30, 2004 (unaudited)

 Principal
  Amount                                                  Value
  (000s)                                                  (000s)
 ---------                                                ------

CORPORATE BONDS AND NOTES - 56.9%

    Financial Services - 11.2%
$      6,000      Berkshire Hathaway Inc., Note,
                    3.375% due 10/15/2008**             $    5,872
                  CIT Group Inc., Sr. Note:
       1,500        7.375% due 04/02/2007                    1,666
       2,000        7.625% due 08/16/2005                    2,135
       3,750      Countrywide Home Loans, Inc., Company
                    Guarantee, Series K,
                    5.500% due 02/01/2007                    3,956
       2,500      Goldman Sachs Group, Inc., Note,
                    4.125% due 01/15/2008                    2,536
                  Household Finance Corporation, Note:
       3,500        5.750% due 01/30/2007                    3,730
       1,500        7.875% due 03/01/2007                    1,682
       3,500      Rollins Truck Leasing Corporation,
                    Deb., 8.375% due 02/15/2007              3,983
       4,000      SLM Corporation, MTN,
                    4.000% due 01/15/2009                    3,979
                                                        ----------
                                                            29,539
                                                        ----------

    Banks - 9.6%
       4,250      Capital One Bank, Sr. Note,
                    8.250% due 06/15/2005                    4,521
       5,750      Fifth Third Bank, Note,
                    2.700% due 01/30/2007                    5,708
       3,000      J.P. Morgan Chase & Company, Note,
                    5.350% due 03/01/2007                    3,175
       3,500      MBNA America Bank N.A., Note,
                    6.500% due 06/20/2006                    3,752
       5,000      U.S. Bank N.A., Note,
                    2.850% due 11/15/2006                    5,031
       3,000      Wachovia Corporation, Sr. Note,
                    6.700% due 06/21/2004                    3,022
                                                        ----------
                                                            25,209
                                                        ----------

    Real Estate Investment Trusts/Property - 9.2%
       4,000      CPG Partners LP, Note,
                    3.500% due 03/15/2009                    3,838
       4,250      Developers Diversified Realty
                    Corporation, Sr. Note,
                    6.625% due 01/15/2008                    4,603
       4,000      Duke-Weeks Realty Corporation, Note,
                    7.375% due 08/01/2007                    4,484
       3,750      EOP Operating LP, Note,
                    7.750% due 11/15/2007                    4,248
       3,500      Health Care Property Investors,
                    Inc., Note,
                    6.875% due 06/08/2005                    3,618
       3,000      Nationwide Health Properties Inc.,
                    Note, 9.750% due 03/20/2008              3,436
                                                        ----------
                                                            24,227
                                                        ----------

    Auto Manufacturing & Parts - 3.6%
       4,000      Ford Motor Credit  Company, Note,
                    6.500% due 01/25/2007                    4,244
       5,000      Toyota Motor Credit Corporation, Note,
                    5.650% due 01/15/2007                    5,337
                                                        ----------
                                                             9,581
                                                        ----------

 Principal
  Amount                                                  Value
  (000s)                                                  (000s)
 ---------                                                ------

    Consumer Products/Services - 4.7%
      $5,750      Carnival Corporation, Company
                    Guarantee, 3.750% due 11/15/2007**  $    5,737
       3,500      PHH Corporation, Note,
                    6.000% due 03/01/2008                    3,743
       3,000      Sealed Air Corporation, Conv.
                    Sr. Note, 3.000% due 06/30/2033**        3,034
                                                        ----------
                                                            12,514
                                                        ----------

    Utilities - 3.3%
       4,000      Constellation Energy Group, Inc.,
                    Note, 6.350% due 04/01/2007              4,301
       1,650      Pacific Gas & Electric Company, First
                    Mortgage, 3.600% due 03/01/2009          1,602
       2,750      Texas-New Mexico Power Company, Sr.
                    Note, 6.250% due 01/15/2009              2,836
                                                        ----------
                                                             8,739
                                                        ----------

    Telecommunications - 3.3%
       3,250      Deutsche Telekom International
                    Finance BV, Company Guarantee,
                    8.250% due 06/15/2005                    3,460
       1,500      TELUS Corporation, Note,
                    7.500% due 06/01/2007                    1,659
       3,500      Verizon Global Funding Corporation,
                    Note, 4.000% due 01/15/2008              3,540
                                                        ----------
                                                             8,659
                                                        ----------

    Cable TV - 3.2%
       4,000      AOL Time Warner Inc., Note,
                    6.150% due 05/01/2007                    4,283
       4,000      Cox Enterprises, Inc., Note,
                    4.375% due 05/01/2008**                  4,023
                                                        ----------
                                                             8,306
                                                        ----------

    Food - 2.4%
       2,000      ConAgra Inc., Sr. Note,
                    9.875% due 11/15/2005                    2,210
       4,000      Safeway Inc., Sr. Note,
                    6.150% due 03/01/2006                    4,236
                                                        ----------
                                                             6,446
                                                        ----------

    Airlines - 1.6%
       4,000      Southwest Airlines Company, Pass-thru
                    Certificates,
                    5.496% due 11/01/2006                    4,223
                                                        ----------

    Paper/Forest Products - 1.4%
       3,500      Weyerhaeuser Company, Note,
                    6.000% due 08/01/2006                    3,714
                                                        ----------

    Chemicals/Mining/Machinery - 1.2%
       3,250      Consolidated Coal Company, Company
                    Guarantee, 8.210% due 06/21/2004         3,270
                                                        ----------

    Information Technology - 1.2%
       3,000      Computer Science Corporation, Note,
                    6.750% due 06/15/2006                    3,237
                                                        ----------

                     See Notes to Financial Statements.

portfolio of investments (continued)

SHORT TERM INCOME FUND

April 30, 2004 (unaudited)

 Principal
  Amount                                                  Value
  (000s)                                                  (000s)
 ---------                                                ------

CORPORATE BONDS AND NOTES - (continued)

    Aerospace/Defense - 0.8%
$      2,000      Boeing Capital Corporation,
                    Sr. Note, 5.650% due 05/15/2006     $    2,111
                                                        ----------

    Retail - 0.2%
         500      Federated Department Stores Inc.,
                    Bond, 6.790% due 07/15/2027                518
                                                        ----------
                  Total Corporate Bonds and Notes
                    (Cost $146,441)                        150,293
                                                        ----------

ASSET-BACKED SECURITIES - 6.0%
       4,250      Atlantic City Electric Transition
                    Funding LLC, Series 2003-1,
                    Class A1, 2.890% due 07/20/2011          4,223
       5,000      Capital One Multi-Asset Execution
                    Trust, Series 2003-A6, Class A6,
                    2.950% due 08/17/2009                    5,006
                  FFCA Secured Lending Corporation:
       2,689        Series 1999-1A, Class A1A,
                    6.370% due 10/18/2025**                  2,696
         746        Series 1999-2, Class WA1A,
                    7.130% due 02/18/2026**                    753
         120      Green Tree Financial Corporation,
                    Series 1995-6, Class B1,
                    7.700% due 09/15/2026                       77
       3,200      Residential Asset Mortgage Products,
                    Inc., Series 2003-RS4, Class AI3,
                    2.742% due 11/25/2028                    3,169
                                                        ----------
                  Total Asset-Backed Securities
                    (Cost $16,002)                          15,924
                                                        ----------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 12.8%
                  Federal Home Loan Bank, Bond:
       4,000        1.625% due 04/15/2005                    4,001
       4,000        1.875% due 06/15/2006                    3,946
       4,000        2.500% due 12/15/2005                    4,023
                  Federal Home Loan Mortgage
                    Corporation:
       3,500        Bond, 3.250% due 02/25/2008              3,445
                    Note:
       2,000        4.250% due 06/15/2005                    2,055
       4,000        6.875% due 01/15/2005                    4,153
                  Federal National Mortgage Association:
                    Note:
       4,000        4.250% due 07/15/2007                    4,123
       3,000        5.500% due 02/15/2006                    3,164
       5,000        Sub. Note, 4.000% due 09/02/2008         5,004
                                                        ----------
                  Total U.S. Government Agency
                    Obligations
                    (Cost $33,636)                          33,914
                                                        ----------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
  SECURITIES - 2.8%

Adjustable Rate Mortgage-Backed Securities (ARMS) - 1.1%
          94      Federal Home Loan Mortgage Corporation
                    (FHLMC), 3.300% due 11/01/2021+             97

 Principal
  Amount                                                  Value
  (000s)                                                  (000s)
 ---------                                                ------

                  Federal National Mortgage
                    Association (FNMA):

$          9          3.213% due 11/01/2022+            $        9
          20          3.250% due 11/01/2021+                    21
       2,675          4.646% due 11/01/2032+                 2,731
          90          4.685% due 11/01/2035+                    92
          50          4.766% due 01/01/2019+                    51
          37          5.584% due 04/01/2019+                    37
                                                        ----------
                  Total ARMS
                    (Cost $3,072)                            3,038
                                                        ----------

    Federal Home Loan Mortgage Corporation
      (FHLMC) - 0.9%
       2,144      6.000% due 04/01/2017-05/01/2017           2,240
          47      9.500% due 08/01/2016                         52
                                                        ----------
                  Total FHLMC
                    (Cost $2,233)                            2,292
                                                        ----------

    Federal National Mortgage Association (FNMA) - 0.6%
       1,306      6.500% due 01/01/2012-01/01/2014           1,386
          71      8.500% due 11/01/2017                         78
          38      10.000% due 05/01/2022                        43
                                                        ----------
                  Total FNMA
                    (Cost $1,423)                            1,507
                                                        ----------

    Government National Mortgage Association
      (GNMA) - 0.2%
          15      8.000% due 03/15/2012                         16
          17      9.000% due 04/20/2025                         19
         179      10.000% due 01/15/2019-02/15/2019            203
         173      11.000% due 02/15/2010-08/15/2020            197
                                                        ----------
                  Total GNMA
                    (Cost $414)                                435
                                                        ----------
                  Total U.S. Government Agency Mortgage-
                    Backed Securities
                    (Cost $7,142)                            7,272
                                                        ----------

COLLATERALIZED MORTGAGE OBLIGATIONS (CMO) - 10.2%

                  Federal Home Loan Mortgage
                    Corporation:
       5,000        Series 2442, Class PG,
                    6.000% due 06/15/2030                    5,269
       1,683        Series 2541, Class LU,
                    4.000% due 12/15/2027                    1,701
       5,000        Series 2552, Class KB,
                    4.250% due 06/15/2027                    5,051
       3,837        Series 2575, Class LM,
                    4.500% due 05/15/2032                    3,888
       5,000      Federal National Mortgage Association,
                    Series 2002-58, Class HB,
                    5.500% due 11/25/2015                    5,158
       5,767      Government National Mortgage
                    Association, Series 2002-70,
                    Class PA, 4.500% due 08/20/2032          5,733
                                                        ----------
                  Total CMO
                    (Cost $26,739)                          26,800
                                                        ----------

U.S. TREASURY NOTES - 4.7%
       5,000      1.500% due 02/28/2005                      5,003
       6,000      2.000% due 05/15/2006                      5,962
       1,500      6.000% due 08/15/2004                      1,522
                                                        ----------
                  Total U.S. Treasury Notes
                    (Cost $12,509)                          12,487
                                                        ----------

                     See Notes to Financial Statements.

portfolio of investments (continued)

SHORT TERM INCOME FUND

April 30, 2004 (unaudited)

 Principal
  Amount                                                  Value
  (000s)                                                  (000s)
 ---------                                                ------

COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS) - 0.7%
  (Cost $1,761)
      $1,761      GMAC Commercial Mortgage Securities
                    Inc., Series 1999-CTL1, Class A,
                    7.150% due 12/15/2016**                 $1,883
                                                        ----------

REPURCHASE AGREEMENT - 7.3%
  (Cost $19,132)
      19,132      Agreement with Morgan Stanley,
                    0.940% dated 04/30/2004, to be
                    repurchased at $19,133,000 on
                    05/03/2004 (Collateralized by
                    U.S. Treasury Note, 6.750%
                    due 05/15/2005, market value
                    $19,521,000)                            19,132
                                                        ----------
TOTAL INVESTMENTS++ (Cost $263,362*)            101.4%     267,705
OTHER ASSETS AND LIABILITIES (Net)               (1.4)      (3,576)
                                                -----   ----------
NET ASSETS                                      100.0%  $  264,129
                                                =====   ==========

--------

 *  Aggregate cost for federal tax purposes.
** Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933.
 + Variable rate security. The interest rate shown reflects the rate in effect at April 30, 2004.
++  All securities segregated as collateral for futures contracts.

                                                        Unrealized
 Number of                                     Value   Appreciation
 Contracts                                     (000s)     (000s)
 ---------                                     -----   ------------

Futures Contracts-Short Position
         100      U.S. 5 Year Treasury Note,
                    June 2004                 $10,994   $      238
                                                        ==========

------------------------------------------------------------------------------
                             GLOSSARY OF TERMS

                         MTN   --  Medium Term Note
------------------------------------------------------------------------------

                     See Notes to Financial Statements.

portfolio of investments

U.S. GOVERNMENT SECURITIES FUND

April 30, 2004 (unaudited)

 Principal
  Amount                                                  Value
  (000s)                                                  (000s)
 ---------                                                ------

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
  SECURITIES - 72.6%

    Federal Home Loan Mortgage Corporation (FHLMC) - 32.2%
$     19,994      4.000% due 08/01/2018                 $   19,275
      45,303      4.500% due 04/01/2018-08/01/2033          44,123
      84,499      5.000% due 04/01/2018-08/01/2033          82,559
     137,615      5.500% due 11/01/2018-01/01/2034         137,952
      83,090      6.000% due 04/01/2017-12/01/2033          85,457
      55,217      6.500% due 02/01/2011-01/01/2032          57,850
      17,687      7.000% due 07/01/2024-04/01/2032          18,735
       7,881      7.500% due 12/01/2006-02/01/2031           8,421
         504      8.000% due 12/01/2030                        545
         963      8.500% due 04/01/2019-07/01/2029           1,044
         106      8.750% due 01/01/2013                        113
         179      9.000% due 12/01/2008-08/01/2022             198
         108      9.500% due 06/01/2016-05/01/2017             120
                                                        ----------
                  Total FHLMC
                    (Cost $460,971)                        456,392
                                                        ----------

    Federal National Mortgage Association (FNMA) - 31.9%
      19,665      4.500% due 12/01/2018                     19,398
      79,651      5.000% due 04/01/2018-03/01/2034          79,911
     144,088      5.500% due 02/01/2009-04/01/2034**       145,033
     100,426      6.000% due 12/01/2016-03/01/2034         103,365
      73,908      6.500% due 09/01/2024-02/01/2033          77,083
       3,123      6.820% due 02/01/2011                      3,333
      15,821      7.000% due 06/01/2010-07/01/2032          16,762
       5,929      7.500% due 12/01/2024-02/01/2030           6,372
         570      8.000% due 05/01/2022-01/01/2025             610
          84      8.500% due 02/01/2023-09/01/2025              92
         912      9.000% due 02/01/2017-09/01/2030             999
                                                        ----------
                  Total FNMA
                    (Cost $456,286)                        452,958
                                                        ----------

    Government National Mortgage Association
      (GNMA) - 8.5%
      64,711      5.500% due 07/20/2033-03/20/2034          64,751
      29,772      6.000% due 04/20/2026-07/20/2033          30,572
       8,333      6.500% due 03/15/2024-07/15/2032           8,704
         340      6.800% due 04/20/2025                        361
       6,404      7.000% due 07/15/2008-06/20/2031           6,813
       4,922      7.500% due 03/15/2024-11/15/2029           5,291
         407      7.750% due 12/15/2029                        442
       1,261      8.000% due 04/15/2022-06/20/2030           1,375
         111      8.500% due 05/15/2022                        123
         865      9.000% due 11/15/2021                        973
       1,750      9.500% due 04/15/2016-08/15/2021           1,969
          14      13.500% due 09/15/2014-12/15/2014             16
                                                        ----------
                  Total GNMA
                    (Cost $120,866)                        121,390
                                                        ----------

    Adjustable Rate Mortgage-Backed Securities
      (ARMS) - 0.0% ++
      (Cost $214)
         214      Federal National Mortgage Association
                    (FNMA), 3.493% due 03/01/2028+             220
                                                        ----------
                  Total U.S. Government Agency Mortgage-
                    Backed Securities
                    (Cost $1,038,337)                    1,030,960
                                                        ----------


 Principal
  Amount                                                  Value
  (000s)                                                  (000s)
 ---------                                                ------

COLLATERALIZED MORTGAGE OBLIGATIONS (CMO) - 13.6%

                  Credit Suisse First Boston Mortgage
                    Securities Corporation:

$     21,542        Series 2003-8, Class 1A1,
                    5.750% due 04/25/2033               $   21,472
      21,000        Series 2003-11, Class 1A3,
                    4.500% due 06/25/2033                   20,793
                  Federal Home Loan Mortgage
                    Corporation:
         331        Series 1049, Class F,
                    2.025% due 02/15/2021+                     331
       2,000        Series 1652, Class PL,
                    7.000% due 01/15/2024                    2,154
       1,442        Series 1981, Class C,
                    6.500% due 08/15/2027                    1,505
      10,000        Series 2435, Class GE,
                    6.500% due 06/15/2031                   10,583
       5,500        Series 2442, Class PG,
                    6.000% due 06/15/2030                    5,796
      24,000        Series 2449, Class ND,
                    6.500% due 05/15/2030                   25,320
      12,122        Series 2481, Class VC,
                    6.000% due 06/15/2017                   12,770
       9,000        Series 2551, Class QK,
                    5.500% due 01/15/2033                    9,039
      13,045        Series 2575, Class LM,
                    4.500% due 05/15/2032                   13,221
                  Federal National Mortgage Association:
       7,000        Grantor Trust, Series 2000-T5,
                    Class B, 7.300% due 05/25/2010           8,005
      19,509        Series 2002-16, Class TM,
                    7.000% due 04/25/2032                   20,710
         966        Trust 259 STRIP,
                    Zero Coupon due 04/01/2024                 209
                  Federal National Mortgage Association,
                    REMIC, Pass-through Certificates:
         240        Series 1990-49, Class G,
                    9.000% due 05/25/2020                      260
         339        Series 1993-162, Class E,
                    6.000% due 08/25/2023                      347
         220        Series 1997-32, Class FA,
                    1.725% due 04/25/2027+                     222
       2,292      Government National Mortgage
                    Association,
                    Series 2000-16, Class PB,
                    7.500% due 02/16/2028                    2,364
      21,000      GSR Mortgage Loan Trust,
                    Series 2003-4F,
                    Class 2A3, 5.000% due 05/25/2033        20,949
         139      L.F. Rothschild Mortgage Trust,
                    Series 3, Class Z,
                    9.950% due 09/01/2017                      153
      17,000      Residential Funding Mortgage Security,
                    Series 2003-S20, Class 1A4,
                    5.500% due 12/25/2033                   16,889
                                                        ----------
                  Total CMO
                    (Cost $192,597)                        193,092
                                                        ----------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 3.6%
      10,000      Federal Home Loan Bank, Bond,
                    2.875% due 09/15/2006                   10,038
      10,000      Federal Home Loan Mortgage
                    Corporation,
                    Sub. Note, 5.875% due 03/21/2011        10,637

                     See Notes to Financial Statements.

portfolio of investments (continued)

U.S. GOVERNMENT SECURITIES FUND

April 30, 2004 (unaudited)

 Principal
  Amount                                                  Value
  (000s)                                                  (000s)
 ---------                                                ------

U.S. GOVERNMENT AGENCY OBLIGATIONS - (continued)

                  Federal National Mortgage Association:
     $10,000        Bond, 3.250% due 01/15/2008         $    9,907
       1,250        Deb., 6.210% due 08/06/2038              1,329
       7,500        Note, 6.000% due 05/15/2008              8,150
      10,000        Sub. Note,
                    6.250% due 02/01/2011                   10,856
                                                        ----------
                  Total U.S. Government Agency
                    Obligations (Cost $48,672)              50,917
                                                        ----------

U.S. TREASURY NOTES - 4.9%
      15,000      3.000% due 11/15/2007                     14,967
      20,000      3.250% due 08/15/2007                     20,172
      17,000      4.000% due 02/15/2014                     16,336
      18,000      4.250% due 11/15/2013                     17,664
                                                        ----------

                  Total U.S. Treasury Notes
                    (Cost $70,816)                          69,139
                                                        ----------

REPURCHASE AGREEMENT - 6.5%
  (Cost $92,829)
      92,829      Agreement with Morgan Stanley,
                    0.940% dated 04/30/2004, to be
                    repurchased at $92,836,000 on
                    05/03/2004 (Collateralized by
                    U.S. Treasury Note, 6.750%
                    due 05/15/2005, market value
                    $94,715,000)                            92,829
                                                        ----------
TOTAL INVESTMENTS+++ (Cost $1,443,251*)       101.2%     1,436,937
OTHER ASSETS AND LIABILITIES (Net)             (1.2)       (17,475)
                                              -----     ----------
NET ASSETS                                    100.0%    $1,419,462
                                              =====     ==========

--------
  *  Aggregate cost for federal tax purposes.
 **  A portion of these securities has been purchased on a when-issued basis.
  + Variable rate security. The interest rate shown reflects the rate in effect at April 30, 2004.
 ++  Amount represents less than 0.1% of total net assets.
+++  All securities segregated as collateral for when-issued securities.

------------------------------------------------------------------------------
                             GLOSSARY OF TERMS

          REMIC  --  Real Estate Mortgage Investment Conduit
          STRIP  --  Separate trading of registered interest and
                     principal of securities
------------------------------------------------------------------------------

                     See Notes to Financial Statements.

portfolio of investments

INCOME FUND

April 30, 2004 (unaudited)

 Principal
  Amount                                                  Value
  (000s)                                                  (000s)
 ---------                                                ------

CORPORATE BONDS AND NOTES - 62.7%

    Utilities - 8.5%
$      5,000      Arizona Public Service Company, Note,
                    6.500% due 03/01/2012               $    5,388
      10,000      Constellation Energy Group, Inc.,
                    Note, 7.000% due 04/01/2012             11,088
      10,000      Dominion Resources, Inc., Sr. Note,
                    5.000% due 03/15/2013                    9,737
                  Illinois Power Company, First
                    Mortgage:
       9,000        7.500% due 06/15/2009                   10,035
       1,000        11.500% due 12/15/2010                   1,190
       7,000      Metropolitan Edison Company, Sr. Note,
                    4.950% due 03/15/2013                    6,749
       5,000      Ohio Power Company, Sr. Note,
                    5.500% due 02/15/2013                    5,106
                  Oncor Electric Delivery Company, Deb.:
       1,000        5.000% due 09/01/2007                    1,048
       8,000        7.000% due 09/01/2022                    8,633
      10,250      Pacific Gas & Electric Company,
                    First Mortgage,
                    4.200% due 03/01/2011                    9,849
       5,000      PPL Energy Supply LLC, Sr. Note,
                    6.400% due 11/01/2011                    5,382
       2,000      Public Service Company of New Mexico,
                    Sr. Note,
                    4.400% due 09/15/2008                    2,011
       5,000      Sempra Energy, Note,
                    6.000% due 02/01/2013                    5,233
       6,500      Southwestern Electric Power Company,
                    Note, 5.375% due 04/15/2015              6,446
       6,845      Texas-New Mexico Power Company,
                    Sr. Note, 6.250% due 01/15/2009          7,058
       1,000      WPD Holdings UK, Jr. Note,
                    6.750% due 12/15/2004**                  1,024
                                                        ----------
                                                            95,977
                                                        ----------

    Oil & Gas - 8.5%
       1,600      Burlington Resources Inc., Deb.,
                    9.125% due 10/01/2021                    2,072
       7,500      Consolidated Natural Gas Company,
                    Sr. Note, 6.850% due 04/15/2011          8,349
      10,000      El Paso Natural Gas Company, Deb.,
                    7.500% due 11/15/2026                    9,675
       6,000      Enterprise Products Partners LP,
                    Company Guarantee,
                    6.375% due 02/01/2013                    6,223
       5,262      Express Pipeline LP, Sub. Note,
                    7.390% due 12/31/2017**                  5,323
       1,500      Hanover Compressor Company,
                    Conv. Sr. Note,
                    4.750% due 03/15/2008                    1,419
                  NiSource Finance Corporation:
       5,000        Bond, 5.400% due 07/15/2014              4,943
       5,000        Sr. Note, 6.150% due 03/01/2013          5,257
                  PDVSA Finance Ltd.:
       8,470        Note, 8.500% due 11/16/2012              7,835
       3,000        Sr. Note, 9.750% due 02/15/2010          3,015

 Principal
  Amount                                                  Value
  (000s)                                                  (000s)
 ---------                                                ------

                  Petro-Canada:
$      8,500        Deb., 9.250% due 10/15/2021         $   11,156
       3,000        Note, 4.000% due 07/15/2013              2,722
       8,000      Petrobras International Finance
                    Company, Sr. Note, 9.750%
                    due 07/06/2011                           8,840
                  Southern Natural Gas Company,
                    Sr. Note:
       4,000        8.000% due 03/01/2032                    4,020
       1,000        8.875% due 03/15/2010                    1,110
       2,000      Tennessee Gas Pipeline Company, Bond,
                    8.375% due 06/15/2032                    2,060
       4,500      Tesoro Petroleum Corporation, Note,
                    8.000% due 04/15/2008                    4,871
       5,750      Trans-Canada Pipeline Corporation,
                    Deb., 8.500% due 03/20/2023              5,986
                                                        ----------
                                                            94,876
                                                        ----------

    Financial Services/Banks - 7.9%
         175      Abbey National First Capital BV, Sub.
                    Note, 8.200% due 10/15/2004                180
       1,500      Aetna Inc., Company Guarantee,
                    7.625% due 08/15/2026                    1,688
         400      Banc One Corporation, Sub. Note,
                    10.000% due 08/15/2010                     512
       5,000      Bank of America Corporation, Sub.
                    Note, 7.800% due 02/15/2010              5,821
       1,000      BankAmerica Corporation, Sub. Note,
                    6.625% due 08/01/2007                    1,096
         690      BB&T Corporation, Sub. Note,
                    7.250% due 06/15/2007                      783
       2,500      CIT Group Inc., Sr. Note,
                    7.750% due 04/02/2012                    2,891
      10,000      Citigroup Inc. Note,
                    6.000% due 02/21/2012                   10,770
       1,000      First Nationwide Bank, Sub. Deb.,
                    10.000% due 10/01/2006                   1,147
         995      Fleet Financial Group, Inc.,
                    Sub. Deb.,
                    6.875% due 01/15/2028                    1,080
      10,000      Goldman Sachs Group, Inc., Note,
                    6.600% due 01/15/2012                   10,967
       7,500      Jefferies Group, Inc., Sr. Note,
                    7.750% due 03/15/2012                    8,725
       1,000      Key Bank NA, Sub. Deb.,
                    6.950% due 02/01/2028                    1,080
       3,000      Legg Mason, Inc., Sr. Note,
                    6.750% due 07/02/2008                    3,289
                  MBNA Corporation:
       3,000        Note, 6.250% due 01/17/2007              3,214
       2,000        Sr. Note, 7.500% due 03/15/2012          2,299
                  Merrill Lynch & Company Inc., Note:
       5,000        6.000% due 02/17/2009                    5,392
       1,450        6.500% due 07/15/2018                    1,609
       2,000        6.750% due 06/01/2028                    2,138
       7,500      Morgan Stanley Dean Witter & Company,
                    Unsub. Note, 6.750% due 04/15/2011       8,297

                     See Notes to Financial Statements.

portfolio of investments (continued)

INCOME FUND

April 30, 2004 (unaudited)

 Principal
  Amount                                                  Value
  (000s)                                                  (000s)
 ---------                                                ------

CORPORATE BONDS AND NOTES - (continued)

    Financial Services/Banks - (continued)
$        670      NationsBank Corporation, Sub. Note,
                    6.800% due 03/15/2028               $      718
       1,000      Norwest Bancorp, Sub. Deb.,
                    6.650% due 10/15/2023                    1,074
                  Paine Webber Group, Inc., Sr. Note:
         415        7.390% due 10/16/2017                      470
         830        8.060% due 01/17/2017                      960
         500      PNC Institute Capital B, Company
                    Guarantee,
                    8.315% due 05/15/2027**                    553
       1,750      SB Treasury Company LLC, Bond,
                    9.400% to 06/30/2008;
                    10.925% due 12/29/2049**                 2,015
      11,000      Wells Fargo & Company, Sub. Note,
                    4.625% due 04/15/2014                   10,446
                                                        ----------
                                                            89,214
                                                        ----------

    Consumer Products/Services - 5.7%
       1,000      Allied Waste North America, Inc.,
                    Sr. Note,
                    7.875% due 04/15/2013                    1,080
       4,000      Cendant Corporation, Note,
                    6.875% due 08/15/2006                    4,337
       5,000      ConAgra, Inc., Sr. Note,
                    7.125% due 10/01/2026                    5,582
         350      CPC International, Inc., Note,
                    6.150% due 01/15/2006                      370
       3,650      International Speedway Corporation,
                    Company Guarantee,
                    7.875% due 10/15/2004                    3,744
                  Mattel, Inc., Note:
       1,750        6.125% due 07/15/2005                    1,815
       1,000        7.300% due 06/13/2011                    1,104
      10,000      Reed Elsevier Capital,
                    Company Guarantee,
                    6.750% due 08/01/2011                   11,359
                  Royal Caribbean Cruises Ltd.:
       2,000        Deb., 7.250% due 03/15/2018              2,005
                    Sr. Note:
       1,250        8.000% due 05/15/2010                    1,369
       3,000        8.750% due 02/02/2011                    3,397
                    Sealed Air Corporation:
       6,500        Company Guarantee,
                    8.750% due 07/01/2008**                  7,566
       7,250        Conv. Sr. Note,
                    3.000% due 06/30/2033**                  7,332
       4,000        Note,
                    5.625% due 07/15/2013**                  4,042
                  USA Waste Services, Inc., Sr. Note:
       1,000        7.000% due 07/15/2028                    1,056
         495        7.125% due 10/01/2007                      549
                  Waste Management Inc.:
       3,450        Company Guarantee,
                    6.875% due 05/15/2009                    3,822
       3,500        Sr. Note,
                    7.375% due 08/01/2010                    3,984
                                                        ----------
                                                            64,513
                                                        ----------

 Principal
  Amount                                                  Value
  (000s)                                                  (000s)
 ---------                                                ------

    Real Estate Investment Trusts - 5.2%
$      2,000      American Health Properties, Inc.,
                    Note, 7.500% due 01/15/2007         $    2,185
      10,000      Developers Diversified Realty
                    Corporation,  Note,
                    4.625% due 08/01/2010                    9,836
                  Franchise Finance Corporation:
       3,000        MTN, 7.070% due 01/15/2008               3,381
       1,100        Sr. Note,
                    7.875% due 11/30/2005                    1,197
                  Health Care Property Investors, Inc.:
       1,750        Note:
                    6.000% due 03/01/2015                    1,795
       1,000        6.875% due 06/08/2005                    1,034
                    Sr. Note:
       3,000        6.450% due 06/25/2012                    3,252
       1,000        6.500% due 02/15/2006                    1,053
       5,000      Health Care REIT, Inc., Sr. Note,
                    7.500% due 08/15/2007                    5,583
       7,500      Healthcare Realty Trust, Inc.,
                    Sr. Note,
                    8.125% due 05/01/2011                    8,702
                  Nationwide Health Properties
                    Inc., Note:
       1,500        7.060% due 12/05/2006                    1,606
       8,500        9.750% due 03/20/2008                    9,737
       9,000      Shurgard Storage Centers, Inc., Note,
                    5.875% due 03/15/2013                    8,982
                                                        ----------
                                                            58,343
                                                        ----------
    Health Care - 4.7%
       4,500      Aetna Inc., Sr. Note,
                    7.375% due 03/01/2006                    4,882
       1,500      American Home Products Corporation,
                    Deb., 7.250% due 03/01/2023              1,610
       2,000      Athena Neurosciences Finance LLC,
                    Company Guarantee,
                    7.250% due 02/21/2008                    2,035
      10,000      Cardinal Health, Inc., Note,
                    6.750% due 02/15/2011                   11,234
                  DVI, Inc., Sr. Note, (in default):
         400        9.875% due 02/01/2004++                    104
       8,125        9.875% due 02/01/2004++                  2,112
                  HCA Inc.:
       3,000        Note, 5.250% due 11/06/2008              3,004
       5,000        Sr. Note, 6.950% due 05/01/2012          5,232
       4,850      HIH Capital Ltd., Conv. Note,
                    7.500% due 09/25/2006                    4,195
       7,350      IVAX Corporation, Conv. Sr. Sub. Note,
                    4.500% due 05/15/2008                    7,460
      12,000      Tenet Healthcare Corporation,
                    Sr. Note, 6.375% due 12/01/2011         10,530
                                                        ----------
                                                            52,398
                                                        ----------
    Transportation/Auto - 4.0%
                  Burlington Northern Santa Fe:
       5,000        Deb., 8.125% due 04/15/2020              5,941

                     See Notes to Financial Statements.

portfolio of investments (continued)

INCOME FUND

April 30, 2004 (unaudited)

 Principal
  Amount                                                  Value
  (000s)                                                  (000s)
 ---------                                                ------

CORPORATE BONDS AND NOTES - (continued)

    Transportation/Auto - (continued)
$      1,500      Note,8.750% due 02/25/2022            $    1,895
       3,030      Consolidated Rail Corporation, Deb.,
                    9.750% due 06/15/2020                    4,094
       2,000      Ford Holdings Inc., Company Guarantee,
                    9.300% due 03/01/2030                    2,249
                  Ford Motor Company, Deb.:
         825        7.400% due 11/01/2046                      762
       3,750        8.900% due 01/15/2032                    4,175
       5,000      Ford Motor Credit Company, Sr. Note,
                    5.800% due 01/12/2009                    5,098
       8,000      General Motors Corporation, Deb.,
                    9.400% due 07/15/2021                    9,212
       5,000      Norfolk Southern Corporation,
                    Sr. Note, 6.200% due 04/15/2009          5,425
                  United Air Lines Inc.:
       5,000        Equipment Trust Certificates,
                    (in default),
                    10.850% due 07/05/2014                   2,125
                    Pass-through Certificates,
                    (in default):
       3,000        9.080% due 10/26/2015                      942
       5,500        9.560% due 10/19/2018                    2,469
                                                        ----------
                                                            44,387
                                                        ----------
    Information Technology - 3.2%
       5,000      BEA Systems Inc., Conv. Sub. Note,
                    4.000% due 12/15/2006                    5,044
      11,250      Conexant Systems Inc., Conv. Sub. Note,
                    4.000% due 02/01/2007                   11,151
       5,000      Extreme Networks, Inc., Conv. Sub. Note,
                    3.500% due 12/01/2006                    4,900
       3,900      RadiSys Corporation, Conv. Sub. Note,
                    5.500% due 08/15/2007                    3,720
      11,250      TriQuint Semiconductor, Inc., Conv.
                    Sub. Note,
                    4.000% due 03/01/2007                   11,152
                                                        ----------
                                                            35,967
                                                        ----------
    Telecommunications - 3.0%
       5,000      Deutsche Telephone Finance, Bond,
                    8.500% due 06/15/2010                    5,915
       8,000      Qwest Corporation, Note,
                    9.125% due 03/15/2012**                  8,540
       2,000      Tele-Communications, Inc., Sr. Deb.,
                    7.875% due 08/01/2013                    2,312
       7,000      TELUS Corporation, Note,
                    8.000% due 06/01/2011                    8,131
       8,000      Vodafone Group, PLC, Note,
                    7.750% due 02/15/2010                    9,275
                                                        ----------
                                                            34,173
                                                        ----------
    Gaming - 2.5%
       5,000      Circus Circus Enterprise Inc., Deb.,
                    7.000% due 11/15/2036                    5,375
       3,500      Harrah's Operating Company Inc.,
                    Company Guarantee,
                    8.000% due 02/01/2011                    4,049

 Principal
  Amount                                                   Value
  (000s)                                                   (000s)
 ---------                                                 ------

$      3,000      Mandalay Resort Group, Sr. Sub. Note,
                    Series B, 10.250% due 08/01/2007    $    3,502
                  Park Place Entertainment
                    Corporation, Sr. Note:
       1,500        7.500% due 09/01/2009                    1,643
       5,000        8.500% due 11/15/2006                    5,500
       7,900      Riviera Holdings Corporation, Company
                  Guarantee, 11.000% due 06/15/2010          8,453
                                                        ----------
                                                            28,522
                                                        ----------
    Media - 2.5%
                  Comcast Cable Communications Inc.:
         550        Note, 6.200% due 11/15/2008                591
       7,000        Sr. Note, 7.125% due 06/15/2013          7,771
       7,500      Cox Communications, Inc., Note,
                    6.750% due 03/15/2011                    8,206
       2,000      Dex Media East LLC, Company Guarantee,
                    12.125% due 11/15/2012                   2,330
       2,000      FrontierVision Operating Partners LP,
                    Sr. Sub. Note, (in default),
                    11.000% due 10/15/2006                   2,430
       5,260      Time Warner Inc., Deb.,
                    9.150% due 02/01/2023                    6,586
                                                        ----------
                                                            27,914
                                                        ----------
    Industrial Products - 1.9%
       5,000      Champion International Corporation,
                    Deb., 7.200% due 11/01/2026              5,653
       6,000      Corn Products International, Inc.,
                    Sr. Note, 8.450% due 08/15/2009          6,930
                  Covanta Energy Corporation:
       3,029        Sr. Sec. Note,
                    8.250% due 03/15/2011                    2,620
         939        Term Loan, (Partial payment-in-kind),
                    10.500% due 03/15/2007                     808
       1,250      Great Lakes Dredge & Dock Company,
                    Sr. Sub. Note,
                    7.750% due 12/15/2013**                  1,238
         250      Lennar Corporation, Sr. Note,
                    7.625% due 03/01/2009                      281
                  Weyerhaeuser Company:
       1,500        Deb., 7.375% due 03/15/2032              1,648
       1,500        Note, 6.750% due 03/15/2012              1,647
                                                        ----------
                                                            20,825
                                                        ----------
    Foreign Government (U.S. Dollar Denominated) - 1.6%
       4,691      Federative Republic of Brazil, C-Bond,
                    8.000% due 04/15/2014                    4,335
      10,000      Republic of Ecuador, Bond,
                    7.000% to 08/15/2004;
                    8.000% to 08/15/2005;
                    9.000% to 08/15/2006;
                    10.000% due 08/15/2030                   7,062
       5,000      United Mexican States, Bond,
                    9.875% due 02/01/2010                    6,145
                                                        ----------
                                                            17,542
                                                        ----------

                     See Notes to Financial Statements.

portfolio of investments (continued)

INCOME FUND

April 30, 2004 (unaudited)

 Principal
  Amount                                                  Value
  (000s)                                                  (000s)
 ---------                                                ------

CORPORATE BONDS AND NOTES - (continued)

    Index Product - 1.4%
     $16,250      Dow Jones Trac-X North America High
                    Yield Series 2 March 2009 Trust 1,
                    Credit-Linked Note,
                    7.375% due 03/25/2009**                $15,905
                                                        ----------
    Retail - 1.1%
       5,000      Fred Meyer Inc., Company Guarantee,
                    7.450% due 03/01/2008                    5,630
       5,000      Safeway Inc., Note,
                    7.500% due 09/15/2009                    5,684
         690      Saks Inc., Company Guarantee,
                    7.000% due 12/01/2013**                    707
                                                        ----------
                                                            12,021
                                                        ----------
    Aerospace/Defense - 1.0%
                  Lockheed Martin Corporation:
         955        Company Guarantee,
                    7.750% due 05/01/2026                    1,118
       5,000        Note, 8.200% due 12/01/2009              5,946
       1,000      Loral Corporation, Deb.,
                    7.625% due 06/15/2025                    1,159
       2,750      Orbital Sciences Corporation, Sr. Note,
                    9.000% due 07/15/2011                    3,025
                                                        ----------
                                                            11,248
                                                        ----------
                  Total Corporate Bonds and Notes
                    (Cost $670,731)                        703,825
                                                        ----------
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED
  SECURITIES - 24.1%
    Federal Home Loan Mortgage Corporation (FHLMC) - 11.9%
      61,245      4.500% due 08/01/2033                     57,568
      39,126      5.000% due 04/01/2018-05/01/2033          38,580
      18,396      5.500% due 11/01/2017-05/01/2031          18,798
       7,651      6.000% due 03/01/2031-05/01/2032           7,833
       7,464      6.500% due 01/01/2029-08/01/2029           7,781
       2,366      7.000% due 01/01/2032                      2,499
                                                        ----------
                  Total FHLMC
                    (Cost $134,347)                        133,059
                                                        ----------
    Federal National Mortgage Association (FNMA) - 11.3%
      50,067      4.000% due 09/01/2018-10/01/2018          48,239
      15,898      5.000% due 01/01/2018-10/01/2032          15,793
      37,978      5.500% due 03/01/2033-06/01/2033          37,957
       2,980      6.000% due 04/01/2032                      3,051
      11,651      6.500% due 09/01/2028-05/01/2032          12,134
         244      7.000% due 01/01/2030                        258
         298      7.536% due 06/01/2016                        322
       8,000      7.630% due 02/01/2010                      9,054
                                                        ----------
                  Total FNMA
                    (Cost $127,809)                        126,808
                                                        ----------


 Principal
  Amount                                                  Value
  (000s)                                                  (000s)
 ---------                                                ------

    Government National Mortgage Association
      (GNMA) - 0.9%
$      8,774      6.000% due 05/20/2032                 $    8,994
       1,470      7.000% due 06/20/2031                      1,559
                                                        ----------
                  Total GNMA
                    (Cost $10,199)                          10,553
                                                        ----------
                  Total U.S. Government Agency Mortgage-
                    Backed Securities
                    (Cost $272,355)                        270,420
                                                        ----------
U.S. TREASURY NOTES - 7.5%
      20,000      2.625% due 03/15/2009                     19,146
      36,000      4.000% due 11/15/2012                     35,075
      20,000      4.250% due 08/15/2013                     19,672
      10,000      4.250% due 11/15/2013                      9,813
                                                        ----------
                  Total U.S. Treasury Notes
                    (Cost $86,095)                          83,706
                                                        ----------
COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS) - 0.1%
  (Cost $1,526)
       1,523      Reilly Mortgage FHA, Series 1982,
                    (Partial default),
                    7.430% due 08/01/2022                    1,523
                                                        ----------

  Shares
  ------

CONVERTIBLE PREFERRED STOCK - 0.5%
  (Cost $5,100)
     100,000      Ford Motor Company Capital Trust II,
                    Conv. Pfd., 6.500% due 01/15/2032        5,643
                                                        ----------
RIGHTS - 0.1%
  (Cost $539)
     153,563      Danielson Holding Corporation-Rights+        498
                                                        ----------


                     See Notes to Financial Statements.

portfolio of investments (continued)

INCOME FUND

April 30, 2004 (unaudited)

 Principal
  Amount                                                  Value
  (000s)                                                  (000s)
 ---------                                                ------

REPURCHASE AGREEMENT - 4.0%
  (Cost $44,993)
$     44,993      Agreement with Morgan Stanley,
                    0.940% dated 04/30/2004, to be
                    repurchased at $44,997,000 on
                    05/03/2004 (Collateralized by
                    U.S. Treasury Note, 6.750%
                    due 05/15/2005, market value
                    $45,907,000)                        $   44,993
                                                        ----------
TOTAL INVESTMENTS (Cost $1,081,339*)            99.0%    1,110,608
OTHER ASSETS AND LIABILITIES (Net)               1.0        11,170
                                               -----    ----------
NET ASSETS                                     100.0%   $1,121,778
                                               =====    ==========

--------

 *  Aggregate cost for federal tax purposes.
** Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933.
 +  Non-income producing security.
++ Defaulted security is past maturity but continues to be valued by an independent pricing service in recognition of future potential worth.

------------------------------------------------------------------------------
                             GLOSSARY OF TERMS

                     FHA  --  Federal Housing Authority
                     MTN  --  Medium Term Note
------------------------------------------------------------------------------

                     See Notes to Financial Statements.

portfolio of investments

HIGH YIELD FUND

April 30, 2004 (unaudited)

 Principal
  Amount                                                  Value
  (000s)                                                  (000s)
 ---------                                                ------

CORPORATE BONDS AND NOTES - 90.2%
    Telecommunications - 13.7%
$     16,250      Extreme Networks, Inc., Conv. Sub.
                    Note, 3.500% due 12/01/2006         $   15,925
      17,500      Nortel Networks Corporation, Conv.
                    Company Guarantee,
                    4.250% due 09/01/2008                   16,494
      13,500      Qwest Corporation, Note,
                    8.875% due 03/15/2012**                 14,411
      13,700      RadiSys Corporation, Conv. Sub. Note,
                    5.500% due 08/15/2007                   13,066
      17,710      TriQuint Semiconductor, Inc., Conv.
                    Sub. Note, 4.000% due 03/01/2007        17,555
      16,000      Western Wireless Corporation,
                    Sr. Note,
                    9.250% due 07/15/2013                   16,520
                                                        ----------
                                                            93,971
                                                        ----------
    Oil/Energy - 12.9%
                  El Paso Natural Gas:
      12,500        Bond, 8.375% due 06/15/2032             12,500
       2,750        Sr. Note, 7.625% due 08/01/2010          2,846
                  Hanover Compressor Company:
       7,950        Conv. Sr. Note,
                    4.750% due 03/15/2008                    7,523
      10,250        Sr. Note,
                    8.625% due 12/15/2010                   10,916
      18,250      PDVSA Finance Ltd.,
                    Note, 8.500% due 11/16/2012             16,881
      10,000      Petrobras International Finance
                    Company, Sr. Note, 9.750%
                    due 07/06/2011                          11,050
       7,500      Southern Natural Gas Company,
                    Sr. Note,
                    8.000% due 03/01/2032                    7,537
                  Tesoro Petroleum Corporation:
       6,000        Company Guarantee, Series B,
                    9.000% due 07/01/2008                    6,255
      10,000        Sr. Sub. Note,
                    9.625% due 04/01/2012                   11,325
                  Tri-Union Development Corporation,
                    Company Guarantee, (in default):
       2,962        12.500% due 06/01/2006                   1,659
         219        Series AI, (Payment-in-Kind),
                    12.500% due 06/01/2006**                   123
                                                        ----------
                                                            88,615
                                                        ----------
    Health Care - 12.8%
      21,500      Athena Neurosciences Finance LLC,
                    Company Guarantee,
                    7.250% due 02/21/2008                   21,876
                  DVI, Inc., Sr. Note, (in default):
      10,375        9.875% due 02/01/2004++                  2,697
       2,850        9.875% due 02/01/2004++                    741
                  HEALTHSOUTH Corporation:
      12,250        Note, 7.625% due 06/01/2012             12,434
       5,000        Sr. Note, 8.500% due 02/01/2008          5,100

 Principal
  Amount                                                  Value
  (000s)                                                  (000s)
 ---------                                                ------

                  HIH Capital Ltd., Conv. Note:
$      3,500        7.500% due 09/25/2006               $    3,028
      10,050        7.500% due 09/25/2006**                  8,693
       5,000      Inhale Therapeutic Systems, Inc.,
                    Conv. Sub. Note,
                    5.000% due 02/08/2007                    5,150
      14,850      IVAX Corporation, Conv. Sr. Sub. Note,
                    4.500% due 05/15/2008                   15,073
       4,000      Medarex, Inc., Conv. Jr. Sub. Note,
                    4.500% due 07/01/2006                    4,095
       4,000      Sepracor Inc., Conv. Sub. Deb.,
                    5.000% due 02/15/2007                    4,125
         498      Triad Hospitals, Inc., Company
                    Guarantee, 8.750% due 05/01/2009**         554
       4,750      Vertex Pharmaceuticals Inc., Conv.
                    Sub. Note,
                    5.000% due 09/19/2007                    4,495
                                                        ----------
                                                            88,061
                                                        ----------
    Index Product - 9.8%
      33,750      Dow Jones Trac-X North America High
                    Yield Series 2 March 2009 Trust 1,
                    Credit-Linked Note,
                    7.375% due 03/25/2009**                 33,033
      31,720      TRAINS (Targeted Return Index
                    Securities) Trust Series HY-2003-1,
                    Grantor Trust, 8.666% due
                    05/15/2015**                            34,474
                                                        ----------
                                                            67,507
                                                        ----------
    Utilities - 5.4%
                  Illinois Power Company, First Mortgage:
      13,500        7.500% due 06/15/2009                   15,053
       4,000        11.500% due 12/15/2010                   4,760
      16,000      Reliant Resources, Inc., Sr. Note,
                    9.500% due 07/15/2013                   17,440
                                                        ----------
                                                            37,253
                                                        ----------
    Information Technology - 5.1%
      14,000      BEA Systems Inc., Conv. Sub. Note,
                    4.000% due 12/15/2006                   14,123
      18,500      Conexant Systems Inc., Conv.
                    Sub. Note,
                    4.000% due 02/01/2007                   18,338
       2,950      Komag, Inc., Conv. Sub. Note,
                    2.000% due 02/01/2024                    2,489
                                                        ----------
                                                            34,950
                                                        ----------
    Foreign Government (U.S. Dollar Denominated) - 4.6%
      18,471      Federative Republic of Brazil, C-Bond,
                    8.000% due 04/15/2014                   17,069
      20,500      Republic of Ecuador, Bond,
                    7.000% to 08/15/2004;
                    8.000% to 08/15/2005;
                    9.000% to 08/15/2006;
                    7.000% due 08/15/2030                   14,478
                                                        ----------
                                                            31,547
                                                        ----------
    Gaming - 4.1%
      13,750      Diamond Jo, LLC/Peninsula Gaming
                    Corporation, Company Guarantee,
                    8.750% due 04/15/2012**                 13,509
      13,500      Riviera Holdings Corporation, Company
                    Guarantee, 11.000% due 06/15/2010       14,445
                                                        ----------
                                                            27,954
                                                        ----------

                     See Notes to Financial Statements.

portfolio of investments (continued)

HIGH YIELD FUND

April 30, 2004 (unaudited)

 Principal
  Amount                                                  Value
  (000s)                                                  (000s)
 ---------                                                ------

CORPORATE BONDS AND NOTES - (continued)
    Media - 3.9%
$     14,000      Carmike Cinemas, Inc., Sr. Sub. Note,
                    7.500% due 02/15/2014**             $   14,210
                  XM Satellite Radio Holdings Inc.,
                    Sr. Note:
       6,900        12.000% due 06/15/2010                   8,013
       5,000        14.000% due 12/31/2009                   4,837
                                                        ----------
                                                            27,060
                                                        ----------
    Industrial Products - 3.5%
                  Jefferson Smurfit Corporation:
                    Company Guarantee:
       7,000        7.500% due 06/01/2013                    7,280
       6,000        8.250% due 10/01/2012                    6,450
      10,000      Primus International Inc., Sr. Note,
                    10.500% due 04/15/2009**                10,000
                                                        ----------
                                                            23,730
                                                        ----------
    Cable TV - 2.7%
       5,500      Century Communications Corporation,
                    Sr. Note, (in default),
                    8.750% due 10/01/2007                    6,105
       5,250      FrontierVision Holdings LP, Sr. Disc.
                    Note,  (in default),
                    11.875% due 09/15/2007                   6,484
       5,000      Olympus Communications LP, Sr. Note,
                    Series B, (in default),
                    10.625% due 11/15/2006                   6,200
                                                        ----------
                                                            18,789
                                                        ----------
    Services - 2.6%
      16,500      Allied Waste North America, Inc.,
                    Sr. Note, 7.875% due 04/15/2013         17,820
                                                        ----------
    Consumer Products/Leisure - 2.3%
                  Royal Caribbean Cruises Ltd.:
       3,000        Deb., 7.250% due 03/15/2018              3,007
      11,500        Sr. Note, 8.750% due 02/02/2011         13,024
                                                        ----------
                                                            16,031
                                                        ----------
    Transportation/Auto - 2.3%
                  Northwest Airlines, Inc.,
                    Pass-through Certificates:
       9,008        Series 1999-2, Class B,
                    7.950% due 03/01/2015                    7,599
       9,275        Series 2001-1, Class B,
                    7.691% due 04/01/2017                    7,818
                                                        ----------
                                                            15,417
                                                        ----------
    Aerospace/Defense - 2.3%
      14,000      Orbital Sciences Corporation,
                    Sr. Note,
                    9.000% due 07/15/2011                   15,400
                                                        ----------
    Manufacturing - 2.2%
                  Covanta Energy Corporation:
       2,589        Sr. Sec. Note,
                    8.250% due 03/15/2011                    2,240
         803        Term Loan,
                    (Partial Payment-in-Kind),
                    10.500% due 03/15/2007                     690

 Principal
  Amount                                                  Value
  (000s)                                                  (000s)
 ---------                                                ------

$     12,050      Great Lakes Dredge & Dock Company,
                    Sr. Sub. Note,
                    7.750% due 12/15/2013**             $   11,930
                                                        ----------
                                                            14,860
                                                        ----------
                  Total Corporate Bonds and Notes
                    (Cost $582,479)                        618,965
                                                        ----------

  Shares
  ------

COMMON STOCKS - 6.8%
      57,845      Credence Systems Corporation+                644
     518,800      Health Care Property Investors, Inc.      12,399
     404,500      Health Care REIT, Inc.                    12,920
     180,460      ICO Global Communications Holdings
                    Ltd.+                                      194
     206,173      Komag Inc.+                                2,621
     123,430      Life Sciences Research, Inc.+                302
     985,100      Nationwide Health Properties Inc.         17,860
       2,064      Tri-Union Development Corporation,
                    Class A+                                     0***
       3,500      Tribo Petroleum Corporation,
                    Class A+**                                   0***
                                                        ----------
                  Total Common Stocks
                    (Cost $40,844)                          46,940
                                                        ----------

CONVERTIBLE PREFERRED STOCK - 0.8%
  (Cost $4,597)
     100,000      Ford Motor Company Capital Trust II,
                    Conv. Pfd., 6.500% due 01/15/2032        5,643
                                                        ----------

RIGHTS - 0.1%
  (Cost $461)
         131      Danielson Holding Corporation-Rights+        425
                                                        ----------

WARRANTS - 0.0% +++
      45,327      ICO Global Communications Holdings Ltd.,
                    Expires 05/16/2006+                          1

      45,870      Komag Inc., Expires 06/30/2005+              271

       5,000      Mikohn Gaming Corporation,
                    Expires 08/15/2008+**                        2
                                                        ----------
                  Total Warrants
                    (Cost $12)                                 274
                                                        ----------


                     See Notes to Financial Statements.

portfolio of investments (continued)

HIGH YIELD FUND

April 30, 2004 (unaudited)

 Principal
  Amount                                                  Value
  (000s)                                                  (000s)
 ---------                                                ------

REPURCHASE AGREEMENT - 1.0%
  (Cost $6,926)
      $6,926      Agreement with Morgan Stanley,
                    0.940% dated 04/30/2004, to be
                    repurchased at $6,927,000 on
                    05/03/2004 (Collateralized by
                    U.S. Treasury Note, 6.750% due
                    05/15/2005, market value
                    $7,067,000)                         $    6,926
                                                        ----------
TOTAL INVESTMENTS (Cost $635,319*)               98.9%     679,173
OTHER ASSETS AND LIABILITIES (Net)                1.1        7,284
                                                -----   ----------
NET ASSETS                                      100.0%  $  686,457
                                                =====   ==========

--------

  *  Aggregate cost for federal tax purposes.
 ** Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933.
***  Value of security is less than $500.
  +  Non-income producing security.
 ++ Defaulted security is past maturity but continues to be valued by an independent pricing service in recognition of future potential worth.
+++  Amount represents less than 0.1% of the net assets.

                     See Notes to Financial Statements.

portfolio of investments

TAX-EXEMPT BOND FUND

April 30, 2004 (unaudited)

 Principal
  Amount                                                            Value
  (000s)                                                            (000s)
 ---------                                                          ------

MUNICIPAL BONDS AND NOTES - 99.0%
    Alaska - 3.5%
$      4,500   Alaska State International Airports, Airport
                 & Marina Revenue, Series B, (AMBAC
                 Insured), 5.250% due 10/01/2027                   $  4,578
       1,235   Anchorage, Electric Utilities, Power & Light
                 Revenue, Sr. Lien, (MBIA Insured),
                 6.500% due 12/01/2013                                1,478
       2,000   Anchorage, Ice Rink, Recreational Revenue,
                 6.375% due 01/01/2020                                2,318
                                                                   --------
                                                                      8,374
                                                                   --------
    Arizona - 3.3%
       1,000   Arizona School Facilities Board, COP,
                 Series A, (MBIA Insured),
                 5.250% due 09/01/2017                                1,069
       2,000   Arizona Tourism & Sports Authority,
                 Recreational Revenue, (Multipurpose
                 Stadium Facility Project), Series A,
                 (MBIA Insured),
                 5.375% due 07/01/2019                                2,149
       3,000   Salt River Project, Agricultural Improvement
                 & Power District, Electric Systems
                Revenue, Series A,
                 5.750% due 01/01/2009                                3,362
       1,000   Tucson, Street & Highway User Revenue, Jr.
                 Lien, (Projects of 1994 & 2000),
                 (AMBAC Insured),
                 6.000% due 07/01/2013                                1,156
                                                                   --------
                                                                      7,736
                                                                   --------
    California - 11.4%
       1,000   Alameda County, Fremont Unified School
                 District, GO, Series A, (FGIC Insured),
                 5.000% due 08/01/2025                                1,007
       1,400   Anaheim, Unified High School District, GO,
                 Series A, (FSA Insured),
                 5.000% due 08/01/2025                                1,409
               California State Department of Water
                 Resources, Power Supply Revenue,
                 Series A:
       1,000     6.000% due 05/01/2015                                1,106
                 (AMBAC Insured):
       2,000     5.375% due 05/01/2018                                2,143
       1,000     5.500% due 05/01/2016                                1,092
       3,000     (Inverse Floater), (MBIA-IBC Insured),
                 9.162% due 05/01/2011+***                            3,278
       1,000   California State, GO, (AMBAC-TCRS
                 Insured), 5.125% due 10/01/2027                      1,003
       2,000   Center Unified School District, Capital
                 Appreciation, GO, Series C, (MBIA
                 Insured), Zero coupon due 09/01/2018                   982
       2,000   El Dorado Irrigation District, COP, Series A,
                 (FGIC Insured),
                 5.000% due 03/01/2021                                2,036

 Principal
  Amount                                                            Value
  (000s)                                                            (000s)
 ---------                                                          ------

$      2,000   Foothill Eastern Transportation Corridor
                 Agency, Capital Appreciation, Toll Road
                 Revenue, (MBIA Insured),
                 Zero coupon due 01/15/2018                        $    958
       2,700   Jurupa, Unified School District, GO, (FGIC
                 Insured), 5.125% due 08/01/2022                      2,786
       1,140   Los Angeles, Unified School District, GO,
                 Series A, (FSA Insured),
                 5.250% due 07/01/2019                                1,212
       2,000   Orange County, COP, Series A, (MBIA
                 Insured), 6.000% due 07/01/2026                      2,168
       1,180   Palmdale, COP, (Park Improvement &
                 Avenue S Construction Project), (MBIA
                Insured), 5.250% due 09/01/2018                       1,254
         270   Sacramento, COP, (Centrex System Lease),
                 Series A,
                 5.550% due 09/15/2004***                               273
       2,000   San Francisco City and County, International
                 Airports Commission, Airport Revenue,
                 Second Series, Issue 29B, (FGIC Insured),
                 5.125% due 05/01/2020                                2,074
       7,000   San Joaquin Hills, Transportation Corridor
                 Agency, Toll Road Revenue, Series A,
                 (MBIA Insured),
                 Zero coupon due 01/15/2034                           1,328
       1,000   University of California, College & University
                 Revenue, Series A, (AMBAC Insured),
                 5.000% due 05/15/2033                                  998
                                                                   --------
                                                                     27,107
                                                                   --------
    Colorado - 1.6%
       1,080   Boulder County, College & University
                 Development Revenue, (University
                 Corporation for Atmospheric Research),
                 (AMBAC Insured),
                 5.000% due 09/01/2020                                1,110
       1,000   Colorado Health Facility Authority, Health
                 Care Revenue, (Catholic Health Initiatives),
                 5.250% due 09/01/2021                                1,016
       1,650   Lakewood, COP, (AMBAC Insured),
                 5.350% due 12/01/2017                                1,769
                                                                   --------
                                                                      3,895
                                                                   --------
    Connecticut - 1.1%
       1,500   Connecticut State Special Obligation Parking,
                 Airport & Marina Revenue, (Bradley
                 International Airport), Series A, AMT,
                 (ACA Insured),
                 6.600% due 07/01/2024                                1,610
         995   Mashantucket Western Pequot Tribe, Special
                 Revenue, Series A, ETM,
                6.500% due 09/01/2005***                              1,061
                                                                   --------
                                                                      2,671
                                                                   --------
    District of Columbia - 0.2%
         500   District of Columbia, Water & Sewer
                 Authority, Public Utilities Revenue,
                 (FSA Insured),
                 5.500% due 10/01/2017                                  558
                                                                   --------

                     See Notes to Financial Statements.

portfolio of investments (continued)

TAX-EXEMPT BOND FUND

April 30, 2004 (unaudited)

 Principal
  Amount                                                            Value
  (000s)                                                            (000s)
 ---------                                                          ------

MUNICIPAL BONDS AND NOTES - (continued)
    Florida - 10.0%
$        250   Bay County, Water Systems Revenue,
                 (AMBAC Insured),
                 5.700% due 09/01/2030                             $    268
         500   Brevard County, School Board Authority,
                 COP, Series B, (AMBAC Insured),
                 5.500% due 07/01/2021                                  534
         450   Collier County, Industrial Development
                 Authority, IDR, (Southern States Utilities
                 Project), AMT,
                 6.500% due 10/01/2025                                  437
       9,750   Dade County, Guaranteed Entitlement Revenue,
                 Series A, (MBIA Insured),
                 Zero coupon due 02/01/2018                           4,614
       1,000   Escambia County, Health Facilities Authority,
                 Health Facilities Revenue, (Florida Health
                 Care Facilities Loan-VHA Program),
                 (AMBAC Insured),
                 5.950% due 07/01/2020                                1,045
         650   Escambia County, Utilities Authority, Utility
                 Systems Revenue, (FGIC Insured),
                 5.250% due 01/01/2029                                  660
         900   Florida Housing Finance Agency, Housing
                 Revenue, (Spinnaker Cove Apartments
                 Project), Series G, AMT, (AMBAC
                 Insured),
                 6.500% due 07/01/2036                                  934
         235   Florida Housing Finance Agency, SFMR,
                 Series A, AMT, (GNMA/FNMA Collateral),
                 6.650% due 01/01/2024                                  242
         800   Florida State Board of Education, Lottery
                 Revenue, Series A, (FGIC Insured),
                 5.250% due 07/01/2017                                  850
         675   Florida State Municipal Power Agency,
                 Power & Light Revenue, (Stanton Project),
                 (FSA Insured),
                 5.500% due 10/01/2014                                  743
       1,000   Hillsborough County, Port District Revenue,
                 (Tampa Port Authority Project), Series A,
                 AMT, (MBIA Insured),
                 5.375% due 06/01/2027                                1,027
       1,615   Jacksonville Electric Authority, Water &
                 Sewer Revenue, Series A,
                 5.000% due 10/01/2014                                1,693
         600   Jacksonville, Water & Sewer Revenue,
                 (United Waterworks Inc. Project), AMT,
                 (AMBAC Insured),
                 6.350% due 08/01/2025                                  639
         265   Manatee County, Housing Finance Authority,
                 SFMR, Series 94-4, AMT, (GNMA/FNMA
                 Collateral),
                 6.875% due 11/01/2026                                  269
       1,095   Marion County, School Board, COP, (FSA
                 Insured),
                 5.250% due 06/01/2018                                1,168
         500   Orange County, Housing Finance Authority,
                 MFHR, (Hands Inc. Project), Series A,
                 7.000% due 10/01/2025***                               526
       5,000   Orlando, Utilities Commission, Water &
                 Electric Revenue,
                 6.000% due 10/01/2010                                5,748

 Principal
  Amount                                                            Value
  (000s)                                                            (000s)
 ---------                                                          ------

$      1,300   Osceola County, School Board, COP, Series A,
                 (AMBAC Insured),
                 5.125% due 06/01/2022                             $  1,346
         900   Pasco County, Solid Waste Disposal &
                 Resource Recovery System, Resource
                 Recovery Revenue, AMT, (AMBAC Insured),
                 6.000% due 04/01/2011                                  996
                                                                   --------
                                                                     23,739
                                                                   --------
    Georgia - 5.3%
       5,000   Georgia State, GO, Series B,
                 6.300% due 03/01/2009                                5,741
               Monroe County, Development Authority, PCR,
                 (Oglethorpe Power Corporation Project),
                 Series A, (MBIA-IBC Insured):
       2,500     6.700% due 01/01/2009                                2,886
       3,410     6.750% due 01/01/2010                                3,993
                                                                   --------
                                                                     12,620
                                                                   --------
    Hawaii - 1.0%
               Honolulu City and County, GO, Series A:
       1,270     (Unrefunded Balance),
                 6.000% due 01/01/2012                                1,447
         730     ETM, 6.000% due 01/01/2012                             842
                                                                   --------
                                                                      2,289
                                                                   --------
    Idaho - 1.0%
       2,000   Idaho Health Facilities Authority, Health Care
                 Revenue, (IHC Hospitals Inc. Project),
                (Inverse Floater), ETM,
                 6.650% due 02/15/2021+***                            2,468
                                                                   --------
    Illinois - 7.6%
       5,000   Chicago, O'Hare International Airport,
                 Airport Revenue, (Inverse Floater), AMT,
                 (FSA Insured),
                 10.260% due 01/01/2020+***                           5,747
               Chicago, O'Hare International Airport,
                 Special Facilities Revenue, Series B:
         965     (Second Lien Passenger Facility),
                 (AMBAC Insured),
                 5.500% due 01/01/2017                                1,039
       1,000     (United Airlines Project), AMT, (in default),
                 6.100% due 11/01/2035                                  320
       2,570   Cook County, Oak Lawn School District
                 No. 122, Capital Appreciation, GO,
                 (FGIC Insured),
                 Zero coupon due 12/01/2016                           1,398
       2,000   Illinois State, GO, Series 1, (MBIA Insured),
                 5.750% due 12/01/2012                                2,280
               Metropolitan Pier & Exposition Authority,
                 Capital Appreciation, Dedicated State Tax
                 Revenue, Series A, (FGIC Insured):
                 (Unrefunded Balance):
          85     Zero coupon due 06/15/2008                              75
         130     Zero coupon due 06/15/2009                             109
                 ETM:
       5,055     Zero coupon due 06/15/2009                           4,253
         815     Zero coupon due 06/15/2009                             685

                     See Notes to Financial Statements.

portfolio of investments (continued)

TAX-EXEMPT BOND FUND

April 30, 2004 (unaudited)

 Principal
  Amount                                                            Value
  (000s)                                                            (000s)
 ---------                                                          ------

MUNICIPAL BONDS AND NOTES - (continued)
    Illinois - (continued)
$      2,000   Metropolitan Pier & Exposition Authority,
                 Sales Tax Revenue, (McCormick Place
                 Expansion Project), Series A, (MBIA
                 Insured),
                  5.250% due 06/15/2042                            $  2,031
                                                                   --------
                                                                     17,937
                                                                   --------
    Indiana - 2.9%
       6,000   Indiana Municipal Power Agency, Power
                 Supply System Revenue, Series A, ETM,
                 (MBIA Insured),
                 6.125% due 01/01/2013                                6,886
                                                                   --------
    Kentucky - 1.4%
       1,435   Kentucky State Property & Buildings
                 Commission, Lease Revenue, (Project
                 No. 74), (FSA Insured),
                 5.375% due 02/01/2016                                1,596
       1,500   Kentucky State Turnpike Authority, Economic
                 Development Road Revenue, (Revitalization
                 Project), (FSA Insured), (Pre-refunded to
                 01/01/2011),
                 5.625% due 07/01/2013                                1,664
                                                                   --------
                                                                      3,260
                                                                   --------
    Louisiana - 1.0%
       1,500   Louisiana Public Facilities Authority,
                 Customer Receipts Revenue, Series B, ETM,
                 Zero coupon due 12/01/2019                             677
       1,500   Louisiana State, GO, Series A, (FGIC
                 Insured), 5.500% due 11/15/2008                      1,672
                                                                   --------
                                                                      2,349
                                                                   --------
    Maryland - 1.4%
       2,000   Baltimore, Port Facilities, Industrial Revenue,
                 (Consolidated Coal Sales Project), Series B,
                 6.500% due 10/01/2011                                2,028
       1,150   Maryland State Economic Development
                 Corporation, Student Housing Revenue,
                 (University of Maryland College Park
                 Project), 5.625% due 06/01/2035                      1,163
                                                                   --------
                                                                      3,191
                                                                   --------
    Massachusetts - 1.6%
       1,000   Massachusetts State Development Finance
                 Agency, Revenue Bonds, (Hillcrest
                 Educational Centers Inc. Project),
                 6.375% due 07/01/2029                                  948
       1,000   Massachusetts State Health & Educational
                 Facilities Authority, Health Care Revenue,
                 (Health Care System-Covenant Health),
                 6.000% due 07/01/2031                                1,046
       1,500   Massachusetts State, Federal Highway Grant
                 Anticipation Notes Revenue, Series A,
                 5.750% due 06/15/2015                                1,701
                                                                   --------
                                                                      3,695
                                                                   --------


 Principal
  Amount                                                            Value
  (000s)                                                            (000s)
 ---------                                                          ------

    Michigan - 0.4%
$      1,000   Michigan State Strategic Fund, Limited
                 Obligation Revenue, (Detroit Edison
                 Company Exempt Facilities Project),
                 Series C, AMT, (XLCA Insured),
                 5.450% due 12/15/2032                             $  1,021
                                                                   --------
    Missouri - 3.0%
       2,250   Bi-State Development Agency of the Missouri-
                 Illinois Metropolitan District, Mass Transit
                 Sales Tax Revenue, (Metrolink Cross
                 County Extension Project), Series B,
                 (FSA Insured),
                 5.250% due 10/01/2019                                2,392
       1,000   Cape Girardeau County, Industrial
                 Development  Authority, Health Care
                 Facilities Revenue, (Southeast Hospital
                 Association Project),
                 5.625% due 06/01/2027                                1,011
         600   Fenton, Tax Increment Revenue, (Gravois
                 Bluffs Improvement Project),
                 7.000% due 10/01/2021                                  643
       1,000   Missouri State Health and Education
                 Facilities Authority, Education Facilities
                 Revenue, (University of Missouri-
                 Columbia Arena Project),
                 5.000% due 11/01/2018                                1,037
               St. Louis County, Pattonville School District
                 No. R-3, GO, (Missouri Direct Deposit
                 Program), (FGIC Insured):
       1,000     5.750% due 03/01/2017                                1,109
         880     5.750% due 03/01/2018                                  977
                                                                   --------
                                                                      7,169
                                                                   --------
    Nebraska - 3.8%
       7,000   Omaha Public Power District, Electric
                 Revenue, Series B, ETM,
                 6.150% due 02/01/2012                                8,082
       1,000   University of Nebraska, Lincoln Student Fees
                 & Facilities Revenue, Series B,
                 5.000% due 07/01/2023                                1,011
                                                                   --------
                                                                      9,093
                                                                   --------
    Nevada - 0.4%
       1,000   Reno, Sales & Room Tax Revenue, Sr. Lien,
                 (ReTrac-Reno Transportation Rail Access
                 Project), (AMBAC Insured),
                 5.125% due 06/01/2037                                1,002
                                                                   --------
    New Jersey - 1.9%
       1,000   New Jersey Economic Development Authority,
                 Economic Development Revenue,
                 (Kapkowski Road Landfill Project),
                 5.750% due 04/01/2031                                  945
       1,340   New Jersey Educational Facilities Authority,
                 Government Fund Grant Revenue, (Higher
                 Education Capital Improvement Project),
                 Series A, (AMBAC Insured),
                 5.250% due 09/01/2020                                1,414
       1,000   New Jersey Transit  Corporation, COP,
                 (Federal Transit Administration Grants
                 Projects), Series A, (AMBAC Insured),
                 5.500% due 09/15/2013                                1,114


                     See Notes to Financial Statements.

portfolio of investments (continued)

TAX-EXEMPT BOND FUND

April 30, 2004 (unaudited)

 Principal
  Amount                                                            Value
  (000s)                                                            (000s)
 ---------                                                          ------

MUNICIPAL BONDS AND NOTES - (continued)
    New Jersey - (continued)
$      1,000   New Jersey Transportation Trust Fund
                 Authority, Transportation System Revenue,
                 Series C, (FSA Insured),
                 5.500% due 06/15/2020                             $  1,082
                                                                   --------
                                                                      4,555
                                                                   --------
    New York - 4.7%
       1,265   Metropolitan Transportation Authority,
                 Service Contract Revenue, (Transportation
                 Facilities Project), Series 7,
                 4.750% due 07/01/2019                                1,320
       1,500   Metropolitan Transportation Authority,
                 Transportation Revenue, Series A, (FGIC
                 Insured),
                 5.250% due 11/15/2031                                1,537
       2,000   Nassau County, Interim Finance Authority,
                 Sales Tax Revenue, Series A,
                 5.750% due 11/15/2013                                2,282
       1,000   New York State Dormitory Authority, College
                 & University Revenue, (State University
                 Educational Facilities Project), (MBIA
                 Insured),
                 6.000% due 05/15/2016                                1,137
         580   New York State Housing Finance Agency,
                 MFHR, (Secured Mortgage Program),
                 Series F, AMT,
                 6.625% due 08/15/2012                                  587
         970   New York State Mortgage Agency,
                 Homeowner Mortgage Revenue, Series 82,
                 AMT, 5.650% due 04/01/2030                           1,006
       1,000   New York State Urban Development
                 Corporation, Personal Income Tax
                 Revenue, Series C-1, (FGIC Insured),
                 5.500% due 03/15/2019                                1,089
               New York State, GO:
       1,000     Series B, ETM, (FSA Insured),
                 7.000% due 06/01/2014                                1,106
       1,000     Series H, 5.750% due 03/15/2013                      1,092
                                                                   --------
                                                                     11,156
                                                                   --------
    North Carolina - 1.4%
       1,000   Charlotte, COP, (Convention Facility Project),
                 Series A,
                 5.500% due 08/01/2019                                1,090
       2,000   North Carolina Municipal Power Agency
                 No. 1, Catawba Electric Revenue, Series A,
                 (MBIA Insured),
                 5.250% due 01/01/2018                                2,122
                                                                   --------
                                                                      3,212
                                                                   --------
    Ohio - 2.3%
       1,000   Cuyahoga County, Hospital Facilities
                 Revenue, (Canton Inc. Project),
                 7.500% due 01/01/2030                                1,101


 Principal
  Amount                                                            Value
  (000s)                                                            (000s)
 ---------                                                          ------

$      1,000   Ohio Municipal Electric Generation Agency,
                 Revenue Bond, (Belleville Hydroelectric
                 Project), (AMBAC Insured),
                 5.000% due 02/15/2021                             $  1,024
       2,175   Ohio State Building Authority, Lease Revenue,
                 (Administrative Building Fund Projects),
                 Series A, (FSA Insured),
                 5.500% due 04/01/2015                                2,372
       1,000   Ohio State University, General Receipts
                 Revenue, Series A,
                 5.125% due 12/01/2031                                1,010
                                                                   --------
                                                                      5,507
                                                                   --------
    Oklahoma - 1.3%
       1,385   Central Oklahoma Transportation & Parking
                 Authority, Parking Systems Revenue,
                 (AMBAC Insured),
                 5.000% due 07/01/2022                                1,407
         375   Oklahoma Housing & Finance Authority,
                 SFMR, Series B, AMT, (GNMA Collateral),
                 7.997% due 08/01/2018                                  395
       1,000   Tulsa County, Public Facilities Authority,
                 Capital Improvement Revenue,
                 (AMBAC Insured),
                 6.250% due 11/01/2022                                1,151
                                                                   --------
                                                                      2,953
                                                                   --------
    Oregon - 2.3%
       1,000   Oregon Health Sciences University, College
                 & University Revenue, Series A,
                 (MBIA Insured),
                 5.250% due 07/01/2022                                1,043
       1,000   Oregon State Department of Administrative
                 Services, COP, Series C, (MBIA Insured),
                 5.250% due 11/01/2018                                1,058
       2,000   Portland, Sewer System Revenue, Second
                 Lien, Series A, (FSA Insured),
                 5.250% due 06/01/2020                                2,110
       1,000   Portland, Tax Allocation Revenue,
                 (Downtown Waterfront Urban Renewal
                 & Redevelopment Project), Series A,
                 (AMBAC Insured),
                 5.750% due 06/15/2016                                1,114
                                                                   --------
                                                                      5,325
                                                                   --------
    Pennsylvania - 3.5%
               Philadelphia, Gas Works Revenue,
                 (FSA Insured):
                 (1998 General Ordinance):
       1,000     Fourth Series,
                 5.250% due 08/01/2020                                1,054
       2,500     Second Series,
                 5.250% due 07/01/2029                                2,538
       2,500     (Inverse Floater), Series 384,
                 9.371% due 07/01/2011+***                            2,836
         820   Philadelphia, Parking Authority, Auto
                 Parking Revenue, Series A,
                 (AMBAC Insured),
                 5.250% due 02/15/2029                                  832

                     See Notes to Financial Statements.

portfolio of investments (continued)

TAX-EXEMPT BOND FUND

April 30, 2004 (unaudited)

 Principal
  Amount                                                            Value
  (000s)                                                            (000s)
 ---------                                                          ------

MUNICIPAL BONDS AND NOTES - (continued)
    Pennsylvania - (continued)
$      1,000   Philadelphia, Redevelopment Authority
                 Revenue, (Neighborhood Transformation
                 Project), Series A, (FGIC Insured),
                 5.500% due 04/15/2017                             $  1,087
                                                                   --------
                                                                      8,347
                                                                   --------
    Puerto Rico - 0.5%
       1,000   Puerto Rico Municipal Finance Agency,
                 Revenue Bonds, Series A,
                 (FSA Insured),
                 5.250% due 08/01/2021                                1,063
                                                                   --------
    South Carolina - 1.9%
       1,300   Chesterfield County, School District, GO,
                 (FSA Insured),
                 5.375% due 03/01/2018                                1,391
       1,955   Greenville, Waterworks System Revenue,
                 5.250% due 02/01/2019                                2,080
       1,000   South Carolina Jobs-Economic Development
                 Authority, IDR, (Electric & Gas Company
                 Project), Series A, (AMBAC Insured),
                 5.200% due 11/01/2027                                1,022
                                                                   --------
                                                                      4,493
                                                                   --------
    Tennessee - 1.0%
       1,000   Johnson City, Health & Educational Facility
                 Board, Hospital Revenue, (Mountain
                 States Health Care Facilities First
                 Mortgage Project), Series A,
                 7.500% due 07/01/2033                                1,126
       1,205   Tennessee Housing Development Agency,
                 Housing Revenue, (Homeownership
                 Program), Series 2A, AMT,
                 5.700% due 07/01/2031                                1,236
                                                                   --------
                                                                      2,362
                                                                   --------
    Texas - 6.7%
       1,500   Austin, Water & Wastewater System
                 Revenue, (MBIA Insured),
                 5.250% due 11/15/2019                                1,582
       1,000   Corpus Christi, GO, (FSA Insured),
                 5.750% due 03/01/2018                                1,104
       1,500   Dallas-Fort Worth International Airport
                 Board, Airport & Marina Revenue, Series A,
                 AMT, (FGIC Insured),
                 5.500% due 11/01/2031                                1,537
       1,000   Fort Worth, GO, Series A,
                 5.000% due 03/01/2021                                1,022
       1,000   Houston, GO, (Public Improvement Project),
                 (FSA Insured),
                 5.750% due 03/01/2015                                1,109
       1,000   Houston, Hotel Occupancy Tax & Special
                 Revenue, (Convention & Entertainment
                 Project), Series B, (AMBAC Insured),
                 5.750% due 09/01/2015                                1,112
       2,050   Houston, Water & Sewer System Revenue,
                 Jr. Lien, Series C, (FGIC Insured),
                 5.375% due 12/01/2027                                2,103

 Principal
  Amount                                                            Value
  (000s)                                                            (000s)
 ---------                                                          ------

$      1,100   Metro Health Facilities Development
                 Corporation, Health Care Revenue,
                 (Wilson N. Jones Memorial Hospital
                 Project), 7.200% due 01/01/2021                   $  1,070
               North Central, Health Facilities
                 Development Corporation Revenue:
       1,000     (Baylor Health Care System Project),
                 Series A, 5.125% due 05/15/2029                        982
       1,000     (Children's Medical Center of Dallas
                 Project), (AMBAC Insured),
                 5.250% due 08/15/2032                                1,016
       1,000   Texas Tech University System, Financing
                 System Revenue, Seventh Series,
                 (MBIA Insured),
                 5.000% due 08/15/2025                                1,002
       2,000   University of Texas Financing System,
                 College & University Revenue, Series A,
                 5.250% due 08/15/2019                                2,123
                                                                   --------
                                                                     15,762
                                                                   --------
    Virginia - 1.2%
               Richmond, GO, (FSA Insured):
         600     5.125% due 01/15/2008                                  654
       1,000     5.250% due 01/15/2009                                1,102
       1,000     5.500% due 01/15/2010                                1,119
                                                                   --------
                                                                      2,875
                                                                   --------
    Washington - 7.0%
       2,500   Energy Northwest, Electric Revenue,
                 (Nuclear Project 3), Series A ,
                 (FSA Insured),
                 5.500% due 07/01/2017                                2,704
       5,000   Franklin County, Pasco School District No.1,
                 GO, (FSA Insured),
                 5.250% due 12/01/2019                                5,291
       4,500   King County, Kent School District No. 415,
                 GO, Series C,
                 6.300% due 12/01/2008                                5,137
       3,000   Washington State, GO, Series B & AT-7,
                 6.400% due 06/01/2017                                3,566
                                                                   --------
                                                                     16,698
                                                                   --------
    West Virginia - 1.1%
       2,500   Harrison County, County Community Solid
                 Waste Disposal Authority, IDR,
                 (Monongahela Power Company Project),
                 Series A, AMT, (MBIA-IBC Insured),
                 6.875% due 04/15/2022                                2,510
    Wisconsin - 0.3%
         710   Wisconsin State Health & Educational
                 Facilities Authority, Health Care Revenue,
                 Waukesha Memorial Hospital Project),
                 Series A, (AMBAC Insured),
                 7.125% due 08/15/2007                                  713
                                                                   --------
               Total Municipal Bonds and Notes
                 (Cost $219,843)                                    234,591
                                                                   --------

                     See Notes to Financial Statements.

portfolio of investments (continued)

TAX-EXEMPT BOND FUND

April 30, 2004 (unaudited)

 Principal
  Amount                                                            Value
  (000s)                                                            (000s)
 ---------                                                          ------

SHORT-TERM MUNICIPAL BONDS - 0.2%
  (Cost $400)

$        400   Idaho Health Facilities Authority, Health
                 Care Revenue, (Saint Luke's Regional
                 Medical Center Project), (FSA Insured),
                 1.100% due 07/01/2030++                           $    400
                                                                   --------

TOTAL INVESTMENTS+++ (Cost $220,243*)                     99.2%     234,991
OTHER ASSETS AND LIABILITIES (Net)                         0.8        2,013
                                                         -----     --------
NET ASSETS                                               100.0%    $237,004
                                                         =====     ========

--------
  *  Aggregate cost for federal tax purposes.
 **  Security purchased on a when-issued basis.
***  Security deemed illiquid by the Portfolio Manager.
  + Floating rate note. The interest rate shown reflects the rate in effect at April 30, 2004.
 ++ Variable rate securities payable upon demand with not more than five business days' notice, and secured by bank letters of credit or guarantees by certain corporations. The interest rate shown reflects the rate in effect at April 30, 2004.
+++ All securities segregated as collateral for when-issued securities or futures contracts.

Tax-Exempt Bond Fund had the following industry concentrations greater than 10% at April 30, 2004 (as a percentage of net assets) (unaudited):

            General Obligation             19.5%
            Power                          15.1%
            Transportation                 13.5%
            General Purpose                12.4%

Tax-Exempt Bond Fund had the following insurance concentrations greater than 10% at April 30, 2004 (as a percentage of net assets) (unaudited):

               MBIA                        20.6%
               FSA                         19.2%
               AMBAC                       14.2%
               FGIC                        11.4%

                                                               Unrealized
Number of                                            Value    Appreciation
Contracts                                            (000s)      (000s)
---------                                            ------   ------------

Futures Contracts-Short Position

   100      U.S. 5 Year Treasury Note,
              June 2004                              $10,994      $ 79
    21      U.S. 10 Year Treasury Note,
              June 2004                                2,320        23
                                                                  ----
            Net Unrealized Appreciation of
              Futures Contracts                                   $102
                                                                  ====

------------------------------------------------------------------------------
                             GLOSSARY OF TERMS

         ACA    --  ACA Financial Guaranty Corporation
         AMBAC  --  American Municipal Bond Assurance Corporation
         AMT    --  Alternative Minimum Tax
         COP    --  Certificate of Participation
         ETM    --  Escrowed to Maturity
         FGIC   --  Federal Guaranty Insurance Corporation
         FNMA   --  Federal National Mortgage Association
         FSA    --  Financial Security Assurance
         GNMA   --  Government National Mortgage Association
         GO     --  General Obligation Bond
         IBC    --  Insured Bond Certificate
         IDR    --  Industrial Development Revenue
         MBIA   --  Municipal Bond Investors Assurance
         MFHR   --  Multi-family Housing Revenue
         PCR    --  Pollution Control Revenue
         SFMR   --  Single Family Mortgage Revenue
         TCRS   --  Transferable Custodial Receipts
         VHA    --  Veterans Housing Authority
         XLCA   --  XL Capital Assurance Inc.
------------------------------------------------------------------------------

                     See Notes to Financial Statements.

portfolio of investments

CALIFORNIA MUNICIPAL FUND

April 30, 2004 (unaudited)

 Principal
  Amount                                                            Value
  (000s)                                                            (000s)
 ---------                                                          ------

MUNICIPAL BONDS AND NOTES - 102.0%
    California - 101.6%
               ABAG Financing Authority for Nonprofit
                 Corporations, COP:
$        340     (Episcopal Homes Foundation),
                 5.000% due 07/01/2007                             $    357
                 (O'Connor Woods Obligation Group),
                 (ACA Insured):
       1,000     5.400% due 11/01/2009                                1,072
       2,530     5.700% due 11/01/2013                                2,706
       1,000   ABAG Financing Authority for Nonprofit
                 Corporations, MFHR, (Archstone
                 Redwood), Series A,
                 5.300% due 10/01/2008                                1,057
       1,240   ABAG Financing Authority for Nonprofit
                 Corporations, Revenue Bonds, (California
                 School of Mechanical Arts),
                 5.250% due 10/01/2026                                1,260
       5,360   Alhambra, Improvement Board Act of 1915,
                 Special Tax Revenue, (Public Works
                 Assessment District No. 1), (MBIA
                 Insured),
                 6.125% due 09/02/2018                                5,440
       2,000   Anaheim, Public Financing Authority, Tax
                 Allocation Revenue, (Inverse Floater),
                 (MBIA Insured),
                 11.670% due 12/28/2018+                              2,583
       2,210   Azusa, Community Facilities District No. 1,
                 Special Tax Revenue, (Mountain Cove),
                 Series A,
                 6.000% due 09/01/2026                                2,247
       2,000   Barstow, Redevelopment Agency, Tax
                 Allocation Revenue,
                 (Central Redevelopment Project), Series A,
                 (MBIA Insured),
                 7.000% due 09/01/2014                                2,485
       3,155   Burbank, Waste Disposal Revenue, Series B,
                 (FSA Insured),
                 5.250% due 05/01/2024                                3,247
       2,000   California Department of Veteran Affairs,
                 Home Purchase Revenue, Series A,
                 (AMBAC Insured),
                 5.400% due 12/01/2018                                2,132
               California Educational Facilities Authority,
                 College & University Revenue:
       2,485     (Heald College),
                 5.450% due 02/15/2022                                2,199
       1,000     (Pooled College & University), Series B,
                 6.625% due 06/01/2020                                1,085
       1,000     (University of San Diego), Series A,
                 5.250% due 10/01/2030                                1,004
       1,000   California Educational Facilities Authority,
                 Student Loan Revenue, (California Loan
                 Program), Series A, AMT, (MBIA Insured),
                 5.100% due 03/01/2014                                1,046
       1,860   California Financing Authority for Resource
                 Efficiency, Multiple Utility Revenue, (First
                 Resource Efficiency Program), (AMBAC
                 Insured), (Pre-refunded to 07/01/2004),
                 6.000% due 07/01/2017                                1,910

 Principal
  Amount                                                            Value
  (000s)                                                            (000s)
 ---------                                                          ------

$      1,000   California Health Facilities Financing
                 Authority, Health Care Revenue, (Adventist
                 Health System Project), Series A,
                 5.000% due 03/01/2028                             $    963
                 California Housing Finance Agency, Home
                 Ownership & Improvement Revenue, AMT,
                 (MBIA Insured):
          30     Series B,
                 5.200% due 08/01/2026                                   30
         665     Series D,
                 6.300% due 08/01/2014                                  680
       2,630     Series F,
                 6.800% due 08/01/2014                                2,714
       1,000   California Infrastructure & Economic
                 Development Bank, Health Care Revenue,
                 (The J. David Gladstone Institute Project),
                 5.500% due 10/01/2015                                1,068
       3,855   California Infrastructure & Economic
                 Development Bank, Lease Revenue,
                 (Asian Art Museum of San Francisco
                 Project), (MBIA Insured),
                 5.500% due 06/01/2017                                4,190
               California Infrastructure & Economic
                 Development Bank, Seismic Retrofit
                 Charge Revenue, First Lien, (Bay Area
                 Toll Bridges Seismic Retrofit Project),
                 Series A:
       5,000     (AMBAC Insured),
                 5.000% due 07/01/2033                                4,988
                 (FGIC Insured):
       5,000     5.000% due 07/01/2026                                5,027
       2,000     5.000% due 07/01/2029                                2,002
               California Pollution Control Financing
                 Authority, PCR:
       2,500     (San Diego Gas and Electric Company),
                 Series A, AMT, (AMBAC Insured),
                 5.850% due 06/01/2021                                2,556
       2,000     (Southern California Edison Company),
                 Series D,
                 2.000% due 02/28/2008                                1,976
         140   California Rural Home Mortgage Finance
                 Authority, SFMR, (Mortgage-Backed
                 Securities Program), Issue A, Series 2,
                 AMT, (GNMA/FHLMC Collateral),
                 7.950% due 12/01/2024                                  145
       6,320   California State Department of Transportation,
                 COP, Series A, (MBIA Insured),
                 5.250% due 03/01/2016                                6,725
               California State Department of Water
                 Resources, Power Supply Revenue,
                 Series A:
       5,000     5.750% due 05/01/2017                                5,421
       5,500     5.875% due 05/01/2016                                6,038
       2,000     (AMBAC Insured),
                 5.500% due 05/01/2016                                2,183
       7,000     (MBIA-IBC Insured),
                 5.125% due 05/01/2018                                7,318
       3,000     (XLCA Insured),
                 5.375% due 05/01/2017                                3,228
       2,000   California State Department of Water
                 Resources, Water Revenue, Series W,
                 (FSA Insured),
                 5.000% due 12/01/2018                                2,074

                     See Notes to Financial Statements.

portfolio of investments (continued)

CALIFORNIA MUNICIPAL FUND

April 30, 2004 (unaudited)

 Principal
  Amount                                                            Value
  (000s)                                                            (000s)
 ---------                                                          ------

MUNICIPAL BONDS AND NOTES - (continued)
    California - (continued)
               California State Public Works Board, Lease
                 Revenue:
$      1,500     (California Community Colleges), Series A,
                 5.250% due 12/01/2014                             $  1,552
       3,000     (California State University), Series C,
                 5.400% due 10/01/2022                                3,015
                 (Department of Corrections - Kern County
                 at Delano II State Prison), Series C:
       2,400     5.000% due 06/01/2024                                2,293
       2,500     5.000% due 06/01/2025                                2,389
       1,980     5.500% due 06/01/2023                                2,019
       2,205     (Department of Corrections - Lassen
                 County, Susanville State Prison), Series E,
                 (XCLA Insured),
                 5.000% due 06/01/2018                                2,287
       2,000     (Department of Corrections Program),
                 Series A, (MBIA-IBC Insured),
                 5.000% due 09/01/2018                                2,052
       4,330     (Department of Corrections-Ten
                 Administrative Segregation Housing Units),
                 Series A, (AMBAC Insured),
                 5.250% due 03/01/2019                                4,535
                 (Department of Mental Health - Coalinga
                 State Hospital), Series A:
       3,000     5.000% due 06/01/2024                                2,870
       2,000     5.000% due 06/01/2025                                1,908
       2,000     5.125% due 06/01/2029                                1,921
       4,200     (UC M.I.N.D. Institute), Series A,
                 5.000% due 04/01/2023                                4,182
               California State University, Fresno
                 Association Inc. Revenue, (Auxiliary
                 Organization Event Center):
       1,500     6.000% due 07/01/2022                                1,539
       1,500     6.000% due 07/01/2031                                1,506
               California State, GO:
       1,000     (AGC-ICC Insured),
                 5.750% due 10/01/2010                                1,129
       2,000     (CIFG-TCRS Insured),
                 5.000% due 10/01/2022                                2,027
       4,430     (FGIC-TCRS Insured),
                 5.500% due 06/01/2025                                4,569
       6,000     (MBIA-IBC Insured),
                 5.000% due 02/01/2032                                5,922
       1,280     (Veterans), Series BJ, AMT,
                 5.700% due 12/01/2032                                1,291
                 (Veterans), Series BT, AMT:
       1,300     4.900% due 12/01/2011                                1,316
       2,510     5.000% due 12/01/2012                                2,532
                 (XLCA Insured):
       5,000     5.000% due 10/01/2028                                4,948
       3,050     6.750% due 08/01/2012                                3,643
       3,000   California Statewide Communities
                 Development Authority, COP, (Cedars-
                 Sinai Medical Center), (MBIA-IBC
                 Insured),
                 6.500% due 08/01/2012                                3,368

 Principal
  Amount                                                            Value
  (000s)                                                            (000s)
 ---------                                                          ------

               California Statewide Communities
                 Development Authority, MFHR, (Equity
                 Residential Housing):
$      1,000     Series B,
                 5.200% due 12/01/2029                             $  1,072
       3,300     Series C,
                 5.200% due 06/15/2009                                3,538
       1,500   California Statewide Communities
                 Development Authority, Water Revenue,
                 (Pooled Financing Program), Series C,
                 (FSA Insured),
                 5.250% due 10/01/2024                                1,550
       1,000   Carson, Improvement Board Act of 1915, GO,
                 7.375% due 09/02/2022                                1,016
       1,000   Carson, Redevelopment Agency, Tax
                 Allocation Revenue, (Area No. 1 Project),
                 (MBIA Insured),
                 5.500% due 10/01/2016                                1,114
       3,195   Castaic Lake, Water Agency, COP, (1994
                 Refunding Project), Series A, (AMBAC
                 Insured),
                 5.000% due 08/01/2019***                             3,294
       1,000   Chino Valley, Unified School District, COP,
                 Series A, (FSA Insured),
                 5.250% due 09/01/2014                                1,079
       3,000   Chula Vista, COP, (MBIA Insured),
                 5.000% due 08/01/2027                                2,998
               Chula Vista, IDR, (San Diego Gas and
                 Electric Company), Series A, AMT:
       3,000     4.900% due 03/01/2023                                2,826
       4,675     (AMBAC Insured),
                 6.400% due 12/01/2027                                4,818
       1,825   Chula Vista, Public Financing Authority,
                 Special Tax Revenue, (Assessment
                 Districts Refinancing), Sr. Lien, Series A,
                 (FSA Insured),
                 4.700% due 09/02/2014                                1,899
       2,715   Chula Vista, Redevelopment Agency, Tax
                 Allocation Revenue,
                 8.625% due 09/01/2024                                3,110
       2,000   Coachella, Redevelopment Agency, Tax
                 Allocation Revenue, (Area No. 3 Project),
                 5.875% due 12/01/2028                                2,006
       2,160   Contra Costa County, Public Financing
                 Authority, Lease Revenue, (Capital
                 Projects), Series B, (MBIA Insured),
                 5.250% due 06/01/2027                                2,187
               Contra Costa, Water District Revenue,
                 Series K, (FSA Insured):
       1,445     5.000% due 10/01/2017                                1,504
       1,520     5.000% due 10/01/2018                                1,575
       1,285   Corona, COP, (Clearwater Cogeneration
                 Project), (MBIA Insured),
                 5.000% due 09/01/2017                                1,335
       1,500   Culver City, Redevelopment Finance
                 Authority, Tax Allocation Revenue,
                 Series B,
                 6.250% due 11/01/2025                                1,518
       1,670   Davis, Public Facilities Finance Authority
                 Local Agency, Special Tax Revenue,
                 (Mace Ranch Area), Series A,
                 6.600% due 09/01/2025                                1,735

                     See Notes to Financial Statements.

portfolio of investments (continued)

CALIFORNIA MUNICIPAL FUND

April 30, 2004 (unaudited)

 Principal
  Amount                                                            Value
  (000s)                                                            (000s)
 ---------                                                          ------

MUNICIPAL BONDS AND NOTES - (continued)
    California - (continued)
$      1,985   El Cajon, COP, (Helix View Nursing Home
                 Project), AMT, (FHA Insured),
                 7.750% due 02/01/2029                             $  1,994
       2,215   Fairfield, Housing Authority, Mortgage
                 Revenue, (Creekside Estates Mobile
                 Homes), 5.625% due 09/01/2023                        2,138
       1,000   Fontana, Redevelopment Agency, Tax
                 Allocation Revenue, (Southwest Industrial
                 Park Project), (MBIA Insured),
                 5.200% due 09/01/2030                                1,012
               Foothill Eastern Transportation Corridor
                 Agency, Toll Road Revenue:
       9,000     Zero coupon due 01/15/2026                           6,610
      20,000     Zero coupon due 01/15/2030                           4,220
      10,000     Zero coupon due 01/15/2032                           1,864
      10,000     Zero coupon due 01/15/2033                           1,740
      10,000     Zero coupon due 01/15/2034                           1,637
      10,000     Zero coupon due 01/15/2036                           1,440
      10,000     Zero coupon due 01/15/2037                           1,350
       9,000     Zero coupon due 01/15/2038                           1,125
       2,000   Fresno, Joint Powers Financing Authority,
                 Lease Revenue, Series A, (FSA Insured),
                 5.750% due 06/01/2026                                2,146
               Golden West Schools Financing Authority,
                 Capital Appreciation, Revenue Bonds,
                 (School District Refinancing Program),
                 Series A, (MBIA Insured):
       1,215     Zero coupon due 08/01/2016                             651
       1,580     Zero coupon due 02/01/2017                             810
               Hi Desert, Members Health Care District,
                 Health Care Revenue:
       2,250     5.500% due 10/01/2015                                2,136
       1,175     5.500% due 10/01/2019                                1,044
       2,000   Huntington Park, Public Financing Authority,
                 Lease Revenue, (Wastewater System
                 Project),
                 6.200% due 10/01/2025                                2,051
       5,000   Imperial Irrigation District, COP, (Water
                 System Projects), (AMBAC Insured),
                 5.500% due 07/01/2029                                5,256
       1,250   Imperial, Water Facilities Revenue, COP,
                 (FGIC Insured),
                 5.000% due 10/15/2020                                1,276
       1,000   Irvine, Meadows Mobile Home Park,
                 Mortgage Revenue, Series A,
                 5.700% due 03/01/2018                                  950
               Irvine, Public Facilities & Infrastructure
                 Authority, Assessment  Revenue,
                 (AMBAC Insured):
                 Series B:
       1,455     5.000% due 09/02/2020                                1,500
       3,630     5.000% due 09/02/2021                                3,724
       2,000     Series C,
                 5.000% due 09/02/2023                                1,986
       1,175   Kings County, Waste Management Authority,
                 Solid Waste Revenue, AMT,
                 7.200% due 10/01/2014                                1,218

 Principal
  Amount                                                            Value
  (000s)                                                            (000s)
 ---------                                                          ------

$      1,500   La Verne, Public Financing Authority,
                 Revenue Bonds, (Capital Improvement
                 Projects),
                 7.250% due 09/01/2026                             $  1,573
       1,000   Laguna Hills, COP, (Community Center
                 Project), (MBIA Insured),
                 5.000% due 12/01/2017                                1,040
       1,975   Lake Elsinore, Public Financing Authority,
                 Local Agency Revenue, Series G,
                 5.800% due 09/02/2015                                2,052
       2,000   Long Beach, Community Facilities District
                 No. 5, Special Tax Revenue, (Towne
                 Center), 6.875% due 10/01/2025                       2,080
       1,315   Long Beach, Redevelopment Agency, Tax
                 Allocation Revenue, (North Long Beach
                 Redevelopment Projects), Series A,
                 (AMBAC Insured),
                 5.000% due 08/01/2022                                1,336
       1,425   Los Angeles, Community Redevelopment
                 Agency, Financing Authority Revenue,
                 (Grand Central Square Multi-family
                 Housing Project), Series A, AMT,
                 5.850% due 12/01/2026                                1,426
       1,490   Los Angeles, Community Redevelopment
                 Agency, Housing Revenue, Series C,
                 (AMBAC Insured),
                 6.750% due 07/01/2014                                1,524
       1,000   Los Angeles, Community Redevelopment
                 Agency, Parking Systems Revenue,
                 (Cinerama Dome Public Parking Project),
                 (ACA Insured),
                 5.500% due 07/01/2016                                1,022
       2,500   Los Angeles, Community Redevelopment
                 Agency, Tax Allocation Revenue, (North
                 Hollywood Project), Series E, (MBIA
                 Insured),
                 5.400% due 07/01/2024                                2,612
          40   Los Angeles, Home Mortgage Revenue,
                 (Mortgage-Backed Securities Project),
                 (GNMA Collateral),
                 8.100% due 05/01/2017                                   40
               Los Angeles, MFHR, AMT, (GNMA
                 Collateral):
       3,000     (Park Parthenia Project),
                 7.400% due 01/20/2022**                              3,011
       1,000     (Ridgecroft Apartments Project), Series E,
                 6.250% due 09/20/2039                                1,034
       1,445   Los Angeles, Special Assessment Revenue,
                 (Landscaping & Lighting District No. 96-1
                 Project), (AMBAC Insured),
                 5.000% due 03/01/2022                                1,467
       6,660   Los Angeles, Unified School District, GO,
                 (Election of 1997), Series E, (MBIA
                 Insured),
                 5.500% due 07/01/2018                                7,230
               Los Angeles, Water & Power Revenue,
                 (Power Systems), Series A-A-3:
       1,705     5.250% due 07/01/2018                                1,778
       3,000     5.250% due 07/01/2019                                3,109
       3,000     5.375% due 07/01/2020                                3,105

                     See Notes to Financial Statements.

portfolio of investments (continued)

CALIFORNIA MUNICIPAL FUND

April 30, 2004 (unaudited)

 Principal
  Amount                                                            Value
  (000s)                                                            (000s)
 ---------                                                          ------

MUNICIPAL BONDS AND NOTES - (continued)
    California - (continued)
$      1,405   Los Gatos-Saratoga, Joint Unified High
                 School District, GO, (Election of 1998),
                 Series B,
                 5.750% due 12/01/2021                             $  1,536
       2,000   Mammoth Lakes, Community Facilities
                 District No. 001, Special Tax Revenue,
                 (North Village Area Project),
                 5.650% due 10/01/2023                                1,917
       1,490   Mountain View, Shoreline Regional Park
                 Community, Tax Allocation Revenue,
                 Series A, (MBIA Insured),
                 5.250% due 08/01/2015                                1,595
       2,785   Needles, Public Utilities Authority, Utilities
                 Revenue, (Utilities System Acquisition
                 Project), Series A,
                 6.500% due 02/01/2022                                2,818
       3,500   Novato, Community Facilities District No. 1,
                 Special Tax Revenue,
                 7.200% due 08/01/2015                                3,605
               Oakland, Alameda County Unified School
                 District, COP, (Energy Retrofit Project):
       1,825     (Pre-refunded to 11/15/2005),
                 7.000% due 05/15/2011**                              2,010
       3,445     (Pre-refunded to 11/15/2006),
                 6.750% due 11/15/2014**                              3,916
       1,500   Oakland, Revenue Bonds, (YMCA East Bay
                 Project),
                 7.100% due 06/01/2010                                1,562
       1,565   Oakland, Unified School District, GO,
                 (Alameda County School Improvements),
                 (FSA Insured),
                 5.000% due 08/01/2017                                1,607
       1,500   Oceanside, COP, Series A,
                 (AMBAC Insured),
                 5.250% due 04/01/2018                                1,588
       4,000   Orange County, COP, Series A,
                 (MBIA Insured),
                 5.800% due 07/01/2016                                4,360
       1,495   Oxnard, Financing Authority, Wastewater
                 Revenue, (FGIC Insured),
                 5.000% due 06/01/2020                                1,544
       1,280   Palm Desert, Financing Authority, Tax
                 Allocation Revenue, (Project Area No. 2),
                 Series A, (MBIA Insured),
                 5.000% due 08/01/2022                                1,304
       1,995   Pomona, COP, (Mission Promenade Project),
                 Series AE, (AMBAC Insured),
                 5.375% due 10/01/2032                                2,028
       5,000   Pomona, Public Financing Authority, Tax
                 Allocation Revenue, (Merged
                 Redevelopment Project), Series AD,
                 (MBIA Insured),
                 5.000% due 02/01/2021                                5,087
       1,000   Pomona, Unified School District, GO,
                 (MBIA Insured),
                 6.150% due 08/01/2030                                1,148
       5,000   Port of Oakland, Airport & Marina Revenue,
                 Series K, AMT, (FGIC Insured),
                 5.750% due 11/01/2029                                5,190

 Principal
  Amount                                                            Value
  (000s)                                                            (000s)
 ---------                                                          ------

               Port of Oakland, Special Facilities Revenue,
                 (Mitsui O.S.K. Lines Ltd. Project),
                 Series A, AMT:
$      3,030     6.750% due 01/01/2012                             $  3,041
       1,465     6.800% due 01/01/2019                                1,472
       1,000   Poway, Housing Revenue, (Poinsettia Mobile
                 Home Park Project),
                 5.000% due 05/01/2023                                  978
       1,000   Poway, Redevelopment Agency, Tax
                 Allocation Revenue, (Paguay
                 Redevelopment Project), (AMBAC
                 Insured), 5.375% due 06/15/2019                      1,066
         900   Poway, Unified School District, Special Tax
                 Revenue, (Community Facilities District
                 No. 1), (MBIA Insured),
                 5.000% due 10/01/2026                                  902
       2,750   Redding, Electrical Systems, COP, (Inverse
                 Floater), (MBIA Insured),
                 11.438% due 07/01/2022+                              3,695
       1,000   Redondo Beach, Public Financing Authority,
                 Revenue Bonds, (South Bay Center
                 Redevelopment Project),
                 7.125% due 07/01/2026                                1,053
               Riverside County, Public Financing Authority,
                 COP:
       1,500     5.750% due 05/15/2019                                1,538
       2,100     5.800% due 05/15/2029                                2,105
               Rocklin, Unified School District, Capital
                 Appreciation, GO, (FGIC Insured):
       1,030     Zero coupon due 08/01/2014                             620
       1,210     Zero coupon due 08/01/2016                             645
       1,255     Zero coupon due 08/01/2017                             632
       1,360     Zero coupon due 08/01/2019                             608
       1,415     Zero coupon due 08/01/2020                             597
       1,225     Zero coupon due 08/01/2023                             427
               Sacramento County, Airport System Revenue,
                 Series A, (FSA Insured):
       2,425     5.250% due 07/01/2019                                2,564
       2,550     5.250% due 07/01/2020                                2,666
       2,000   Sacramento County, Sanitation District
                 Financing Authority, Sewer Revenue, ETM,
                 5.000% due 12/01/2016                                2,047
       1,500   Sacramento, City Financing Authority, Lease
                 Revenue, (City Hall & Redevelopment
                 Projects), Series A, (FSA Insured),
                 5.000% due 12/01/2028                                1,495
               Salinas Valley, Solid Waste Authority,
                 Resource Recovery Revenue, AMT,
                 (AMBAC Insured):
       2,475     5.250% due 08/01/2027                                2,504
       2,000     5.250% due 08/01/2031                                2,018
         990   Salinas, Improvement Board Act of 1915,
                 Special Tax Revenue, (Assessment
                 District No. 90-1), Series C-185,
                 5.400% due 09/02/2012                                1,022
               San Bernardino, Redevelopment Agency, Tax
                 Allocation Revenue, (San Sevaine
                 Redevelopment Project), Series A:
       1,000     6.900% due 09/01/2018                                1,062
       2,000     7.100% due 09/01/2029                                2,096

                     See Notes to Financial Statements.

portfolio of investments (continued)

CALIFORNIA MUNICIPAL FUND

April 30, 2004 (unaudited)

 Principal
  Amount                                                            Value
  (000s)                                                            (000s)
 ---------                                                          ------

MUNICIPAL BONDS AND NOTES - (continued)
    California - (continued)
$      1,885   San Buenaventura, COP, Series B, (AMBAC
                 Insured), 5.500% due 01/01/2017                   $  2,043
         425   San Diego County, COP,
                 5.700% due 02/01/2028                                  344
               San Diego, Redevelopment Agency, Auto
                 Parking Revenue:
       1,000     (Centre City Redevelopment Project),
                 Series A,
                 6.400% due 09/01/2019                                1,058
       1,105     (Southcrest Redevelopment Project),
                 6.500% due 10/01/2025                                1,176
       4,000   San Diego, Water Authority Revenue, COP,
                 Series B, (Inverse Floater), (MBIA
                 Insured),
                 11.290% due 04/08/2021+                              4,840
       1,000   San Dimas, Housing Authority Revenue,
                 (Charter Oak Mobile Home Project),
                 Series A,
                 5.700% due 07/01/2028                                  961
       1,455   San Elijo, Joint Powers Authority, Loan
                 Agreement Revenue, (San Elijo
                 Wastewater Treatment Facilities), (FSA
                 Insured),
                 5.000% due 03/01/2020                                1,502
               San Francisco City and County, International
                 Airports Commission, Airport Revenue,
                 Second Series, AMT:
                 Issue 27A, (MBIA Insured):
       4,000     5.250% due 05/01/2026                                4,029
       3,000     5.250% due 05/01/2031                                3,013
       4,070     Issue 28A, (MBIA Insured),
                 5.250% due 05/01/2020                                4,176
               San Francisco City and County,
                 Redevelopment Agency, Lease Revenue,
                 (George R. Moscone Convention Center
                 Project):
       2,000     (FSA Insured),
                 5.000% due 07/01/2017                                2,086
                 (XLCA Insured):
         750     Zero coupon due 07/01/2011                             562
       3,000     Zero coupon due 07/01/2013                           1,999
               San Francisco City and County,
                 Redevelopment Financing Authority, Tax
                 Allocation Revenue, (San Francisco
                 Redevelopment Projects), Series A,
                 (FSA Insured):
       3,150     5.000% due 08/01/2017                                3,264
       3,320     5.000% due 08/01/2018                                3,429
       2,000   San Francisco, State Building Authority,
                 Lease Revenue, (San Francisco Civic
                 Center Complex), Series A, (AMBAC
                 Insured),
                 5.250% due 12/01/2016                                2,138
       4,815   San Jose, Airport Revenue, Series A, (FSA
                 Insured),
                 5.375% due 03/01/2017                                5,175
       9,310   San Jose, Financing Authority, Lease
                 Revenue, (Convention Center Project),
                 Series F, (MBIA Insured),
                 5.000% due 09/01/2018                                9,621

 Principal
  Amount                                                            Value
  (000s)                                                            (000s)
 ---------                                                          ------

$      1,000   San Jose, MFHR, (Sixth & Martha Family
                 Apartments), AMT, (FNMA Collateral),
                 5.875% due 03/01/2033                             $  1,033
       1,795   San Juan, Basin Authority, Lease Revenue,
                 (Ground Water Recovery Project),
                 (AMBAC Insured),
                 5.000% due 12/01/2022                                1,824
       2,000   San Marcos, Public Facilities Authority,
                 Revenue Bonds,
                 5.800% due 09/01/2018                                2,075
               San Mateo, Union High School District,
                 Capital Appreciation, GO, Series C,
                 (FGIC Insured):
       5,250     Zero coupon due 09/01/2027                           1,445
       5,500     Zero coupon due 09/01/2028                           1,426
      10,790   Santa Magarita-Dana Point Authority, Water
                 Revenue, (Improvement Districts 3, 3A,
                 4 & 4A), Series A, (AMBAC Insured),
                 5.000% due 08/01/2018***                            11,233
       1,350   Santa Monica-Malibu, Unified School
                 District, GO,
                 5.750% due 08/01/2025                                1,455
       4,615   Santa Rosa, Mortgage Revenue, (Channate
                 Lodge), (FHA Insured),
                 6.700% due 12/01/2024                                4,712
       2,055   Simi Valley, Community Development
                 Agency, Commonwealth Mortgage
                 Revenue, (Sycamore Plaza II),
                 6.000% due 09/01/2012**                              2,158
       2,090   South Gate, Public Financing Authority,
                 Tax Allocation Revenue, (South Gate
                 Redevelopment Project No. 1),
                 (AMBAC Insured),
                 5.250% due 09/01/2022                                2,180
       1,500   South Gate, Public Financing Authority,
                 Tax Allocation Revenue, (South Gate
                 Redevelopment Project No. 1), (XLCA
                 Insured),
                 5.000% due 09/01/2016                                1,571
       1,305   Stockton, Community Facilities District No. 1,
                 Special Tax Revenue, (Mello Roos-Weston
                 Ranch), Series A,
                 6.000% due 09/01/2018                                1,359
       1,780   Stockton-East, Water District, COP, (1975 &
                 1990 Projects), Series A, (FGIC Insured),
                 5.250% due 04/01/2022                                1,846
       3,270   Temecula, Redevelopment Agency, Tax
                 Allocation Revenue, (Redevelopment
                 Project No.1), (MBIA Insured),
                 5.250% due 08/01/2036                                3,298
       1,000   Torrance, Hospital Revenue, (Torrance
                 Memorial Medical Center), Series A,
                 6.000% due 06/01/2022                                1,060
               University of California, College &
                 University Revenue, (Multi-Purpose
                 Projects), (FGIC Insured):
       1,720     Series F,
                 5.000% due 09/01/2016                                1,796
                 Series M:
       2,260     5.125% due 09/01/2017                                2,375
       4,635     5.125% due 09/01/2018                                4,858
       1,000   University of California, College &
                 University Revenue, Series A, (AMBAC
                 Insured),
                 5.000% due 05/15/2026                                1,005

                     See Notes to Financial Statements.

portfolio of investments (continued)

CALIFORNIA MUNICIPAL FUND

April 30, 2004 (unaudited)

 Principal
  Amount                                                            Value
  (000s)                                                            (000s)
 ---------                                                          ------

MUNICIPAL BONDS AND NOTES - (continued)
    California - (continued)
$      2,035   Vallejo City, Unified School District, GO,
                 Series A, (MBIA Insured),
                 5.900% due 02/01/2021                             $  2,342
       2,025   Vallejo, Public Financing Authority, Revenue
                 Bonds, (Fairgrounds Drive Assessment
                 District),
                 5.700% due 09/02/2011                                2,037
               Ventura County, COP, (FSA Insured):
       3,040     (Public Financing Authority I), Series A,
                 5.250% due 08/15/2016                                3,242
       2,305     (Public Financing Authority II),
                 5.250% due 08/15/2018                                2,450
               Walnut, Public Financing Authority, Tax
                 Allocation Revenue, (Walnut Improvement
                 Project), (AMBAC Insured):
       1,660     5.375% due 09/01/2018                                1,776
       2,305     5.375% due 09/01/2022                                2,427
       1,350   West Contra Costa, Unified School District,
                 GO, Series A, (MBIA Insured),
                 5.350% due 02/01/2017                                1,491
                                                                   --------
                                                                    477,018
                                                                   --------
    Virgin Islands - 0.4%
               Virgin Islands, Public Finance Authority,
                 Revenue Bonds, (Gross Receipts of Taxes
                 on Loan Notes), Series A:
         900     5.625% due 10/01/2010                                  961
       1,000     6.375% due 10/01/2019                                1,114
                                                                   --------
                                                                      2,075
                                                                   --------
               Total Municipal Bonds and Notes
                 (Cost $465,957)                                    479,093
                                                                   --------
SHORT-TERM MUNICIPAL BONDS - 0.6%
       1,400   California Statewide Communities
                 Development Authority, COP, (John
                 Muir/Mt. Diablo Health Center),
                 (AMBAC Insured),
                 1.030% due 08/15/2027++                              1,400
       1,300   Rancho Mirage, Joint Powers Financing
                 Authority, Health Care Revenue,
                 (Eisenhower Medical Center Project),
                 Series A,
                 1.030% due 01/01/2026++                              1,300
                                                                   --------
               Total Short-Term Municipal Bonds
                 (Cost $2,700)                                        2,700
                                                                   --------
TOTAL INVESTMENTS+++ (Cost $468,657*)                 102.6%        481,793
OTHER ASSETS AND LIABILITIES (Net)                     (2.6)        (12,182)
                                                      -----        --------
NET ASSETS                                            100.0%       $469,611
                                                      =====        ========

--------
  *  Aggregate cost for federal tax purposes.
 **  Security deemed illiquid by the Portfolio Manager.
***  Security purchased on a when-issued basis.
  + Variable rate security. The interest rate shown reflects the rate in effect at April 30, 2004.
 ++ Variable rate securities payable upon demand with not more than five business days' notice, and secured by bank letters of credit or guarantees by certain corporations. The interest rate shown reflects the rate in effect at April 30, 2004.
+++ All securities segregated as collateral for when-issued securities or futures contracts.

California Municipal Fund had the following industry concentrations greater than 10% at April 30, 2004 (as a percentage of net assets) (unaudited):

            General Purpose                39.3%
            Transportation                 12.7%
            General Obligation             11.2%

California Municipal Fund had the following insurance concentrations greater than 10% at April 30, 2004 (as a percentage of net assets) (unaudited):

                  MBIA                     24.8%
                  AMBAC                    16.7%

                                                               Unrealized
Number of                                            Value    Appreciation
Contracts                                            (000s)      (000s)
---------                                            ------   ------------

Futures Contracts-Short Position
   153   U.S. 5 Year Treasury Note,
           June 2004                                 $16,820      $523
    33   U.S. 10 Year Treasury Note,
           June 2004                                   3,647       152
                                                                  ----
         Net Unrealized Appreciation of
           Futures Contracts                                      $675
                                                                  ====

------------------------------------------------------------------------------
                             GLOSSARY OF TERMS

         ACA    --  ACA Financial Guaranty Corporation
         AGC    --  ACE Guaranty Corporation
         AMBAC  --  American Municipal Bond Assurance Corporation
         AMT    --  Alternative Minimum Tax
         CIFG   --  CDC IXIS Financial Guaranty North America, Inc.
         COP    --  Certificate of Participation
         ETM    --  Escrowed to Maturity
         FGIC   --  Federal Guaranty Insurance Corporation
         FHA    --  Federal Housing Authority
         FHLMC  --  Federal Home Loan Mortgage Corporation
         FNMA   --  Federal National Mortgage Association
         FSA    --  Financial Security Assurance
         GNMA   --  Government National Mortgage Association
         GO     --  General Obligation Bond
         IBC    --  Insured Bond Certificate
         ICC    --  Insured Custody Certificates
         IDR    --  Industrial Development Revenue
         MBIA   --  Municipal Bond Investors Assurance
         MFHR   --  Multi-family Housing Revenue
         PCR    --  Pollution Control Revenue
         SFMR   --  Single Family Mortgage Revenue
         TCRS   --  Transferable Custodial Receipts
         XLCA   --  XL Capital Assurance Inc.
------------------------------------------------------------------------------

                     See Notes to Financial Statements.

portfolio of investments

CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND

April 30, 2004 (unaudited)

 Principal
  Amount                                                            Value
  (000s)                                                            (000s)
 ---------                                                          ------

MUNICIPAL BONDS AND NOTES - 90.3%
    California - 88.3%
$      1,000   ABAG Financing Authority for Nonprofit
                 Corporations, COP, (Episcopal Homes
                 Foundation),
                 6.250% due 08/15/2030                             $  1,115
       1,000   Alameda County, COP, (MBIA Insured),
                 (Santa Rita Jail Project),
                 5.375% due 06/01/2009                                1,090
       1,000   Alameda County, Public Financing Authority,
                 Lease Revenue,
                 5.000% due 09/02/2008                                1,026
       2,000   Anaheim, Public Financing Authority, Lease
                 Revenue, (Convention Center Project),
                 Series A, (AMBAC Insured),
                 5.250% due 08/01/2013                                2,178
               Anaheim, Public Financing Authority, Power
                 & Light Revenue, (Electric System
                 Generation Project), Series B, (FSA Insured):
       2,000     5.000% due 10/01/2015                                2,118
       2,000     5.250% due 10/01/2014                                2,168
         510     5.250% due 10/01/2017                                  543
       1,130   Baldwin Park Public Financing Authority,
                 Sales Tax & Tax Allocation Revenue,
                 (Puente Merced Redevelopment Project),
                 4.625% due 08/01/2016                                1,118
       1,000   California Educational Facilities Authority,
                 Student Loan Revenue, (California Loan
                 Program), Series A, AMT, (MBIA Insured),
                 5.100% due 03/01/2014                                1,046
       1,000   California Health Facilities Financing
                 Authority, Health Care Revenue, (Insured
                 De Las Companas Project), Series A,
                 (AMBAC Insured),
                 5.875% due 07/01/2009                                1,064
               California Housing Finance Agency,
                 Mortgage Revenue:
         445     Series E, (MBIA Insured),
                 6.050% due 08/01/2006                                  465
                 Series N, AMT, (AMBAC Insured):
       1,000     5.000% due 08/01/2008                                1,071
       1,000     5.100% due 02/01/2009                                1,070
               California State Department of Water
                 Resources, Power Supply Revenue,
                 Series A:
       2,000     (AMBAC Insured),
                 5.500% due 05/01/2016                                2,183
       1,675     (MBIA-IBC Insured),
                 5.250% due 05/01/2015                                1,799
       4,000     (XLCA Insured),
                 5.375% due 05/01/2017                                4,304
       3,000   California State Department of Water
                 Resources, Water System Revenue,
                 (Central Valley Project), Series Y, (FGIC
                 Insured),
                 5.250% due 12/01/2014                                3,272
               California State Public Works Board, Lease
                 Revenue:
       1,000     (California Community Colleges), Series A,
                 (AMBAC Insured),
                 5.250% due 12/01/2012                                1,065

 Principal
  Amount                                                            Value
  (000s)                                                            (000s)
 ---------                                                          ------

$      2,000     (California State University), Series A,
                 (AMBAC Insured),
                 5.375% due 10/01/2017                             $  2,151
                 (Department of Corrections Program):
       2,000     Series A, (AMBAC Insured),
                 5.250% due 06/01/2012                                2,186
         750     Series B, (CIFG-TCRS Insured),
                 5.250% due 01/01/2013                                  813
       2,000     (Department of Corrections), (California
                 State Prison - Kern County at Delano II)
                 Series C,
                 5.000% due 06/01/2008                                2,133
       1,000     (Department of Corrections-Ten
                 Administrative Segregation Housing Units),
                 Series A, (AMBAC Insured),
                 5.250% due 03/01/2016                                1,060
       2,750     (Department of General Services), (Capitol
                 East End Complex-Blocks 171-174 & 225),
                 Series A, (AMBAC Insured),
                 5.250% due 12/01/2014                                2,959
       1,000   California State University, Fresno Association
                 Inc. Revenue, (Auxiliary Organization
                 Event Center),
                 5.000% due 07/01/2012                                1,030
               California State, GO:
       2,000     (FGIC-TCRS Insured),
                 7.000% due 10/01/2010                                2,409
       1,000     (FSA Insured),
                 5.500% due 03/01/2012                                1,095
                 (MBIA-IBC Insured):
       2,335     5.250% due 02/01/2011                                2,558
       2,000     5.750% due 10/01/2010                                2,271
       2,000     6.250% due 09/01/2012                                2,331
       1,985     (XLCA Insured),
                 5.500% due 03/01/2011                                2,201
       1,600   California Statewide Communities
                 Development Authority, COP, (Children's
                 Hospital of Los Angeles Project), (MBIA
                 Insured), 6.000% due 06/01/2007                      1,774
       1,845   California Statewide Communities
                 Development Authority, Water Revenue,
                 (Pooled Financing Program), Series C,
                 (FSA Insured),
                 5.250% due 10/01/2015                                1,991
       1,240   Chino Valley, Unified School District, COP,
                 Series A, (FSA Insured),
                 5.250% due 09/01/2013                                1,343
       1,195   Chula Vista, Public Financing Authority,
                 Special Tax Revenue, (Assessment Districts
                 Refinancing), Sr. Lien, Series A, (FSA
                 Insured), 4.500% due 09/02/2013                      1,241
       2,175   Corona, COP, (Clearwater Cogeneration and
                 Recycled Water Projects), (MBIA Insured),
                 5.000% due 09/01/2016                                2,275
               Emeryville, Public Financing Authority,
                 Revenue Bonds, (Emeryville
                 Redevelopment Project), Series A, (MBIA
                 Insured):
       1,265     5.250% due 09/01/2015                                1,373
       1,400     5.250% due 09/01/2017                                1,505

                     See Notes to Financial Statements.

portfolio of investments (continued)

CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND

April 30, 2004 (unaudited)

 Principal
  Amount                                                            Value
  (000s)                                                            (000s)
 ---------                                                          ------

MUNICIPAL BONDS AND NOTES - (continued)
    California - (continued)
$      1,795   Escondido, Unified School District, GO,
                 Series A, (FSA Insured),
                 5.250% due 08/01/2016                             $  1,918
         800   Fresno, Joint Powers Financing Authority,
                 Lease Revenue, (Fresno City Hall),
                 (AMBAC Insured),
                 5.250% due 08/01/2017                                  850
         685   Golden West Schools Financing Authority,
                 Revenue Bonds, Series A, (MBIA Insured),
                 5.650% due 02/01/2012                                  771
       1,075   Hartnell, Community College District, GO,
                 (Election of 2002), Series A, (MBIA
                 Insured), 5.000% due 08/01/2016                      1,138
       1,615   Inglewood, Unified School District, GO,
                 (Election of 1998), Series C, (FSA Insured),
                 5.250% due 10/01/2017                                1,737
       1,195   Kings Canyon, Joint Unified School District,
                 GO, (FGIC Insured),
                 5.375% due 08/01/2015                                1,295
       1,080   Long Beach, Bond Financing Authority, Lease
                 Revenue, (Public Safety Facilities Projects),
                 (AMBAC Insured),
                 5.250% due 11/01/2013                                1,178
       1,000   Long Beach, Bond Financing Authority, Tax
                 Allocation Revenue, (North Long Beach
                 Redevelopment Projects), Series A,
                 (AMBAC Insured),
                 5.375% due 08/01/2018                                1,069
       4,130   Los Angeles, Convention & Exhibition Center
                 Authority, Lease Revenue, Series A,
                 (AMBAC Insured),
                 2.000% due 08/15/2006                                4,147
       1,300   Los Angeles, Department of Water & Power,
                 Power System Revenue, Series A-2, (MBIA
                 Insured), 5.000% due 07/01/2017                      1,364
       2,500   Los Angeles, Harbor Department Revenue,
                 Series B, AMT,
                 5.500% due 08/01/2008                                2,666
       1,045   Los Angeles, Municipal Improvement
                 Corporation, Lease Revenue, (City of Los
                 Angeles Central Library Project), Series AT,
                 (MBIA Insured),
                 5.500% due 06/01/2017                                1,137
       1,500   Los Angeles, State Building Authority, Lease
                 Revenue, (State of California Department of
                 General Services Lease Project), Series A,
                 (MBIA-IBC Insured),
                 5.625% due 05/01/2011                                1,668
               Los Angeles, Unified School District, COP,
                 Series B:
                 (Capital Project I), (AMBAC Insured):
         665     5.000% due 08/01/2016                                  697
       1,010     5.000% due 08/01/2017                                1,052
               Los Angeles, Unified School District, GO,
                 Series A, (MBIA Insured):
       2,000     5.375% due 07/01/2016                                2,180
       2,000     5.375% due 07/01/2017                                2,175

 Principal
  Amount                                                            Value
  (000s)                                                            (000s)
 ---------                                                          ------

$      2,105   M-S-R Public Power Agency, San Juan
                 Project Revenue, Series I, (MBIA Insured),
                 5.000% due 07/01/2015                             $  2,206
         102   Modesto, Mortgage Revenue, (Stonebridge
                 Project), Series A, (GNMA Collateral),
                 5.875% due 12/01/2004                                  102
       1,015   Nevada Irrigation District, COP, (FGIC
                 Insured),
                 5.000% due 01/01/2013                                1,087
       1,000   North Orange County, Community College
                 District, GO, Series A, (MBIA Insured),
                 5.250% due 08/01/2014                                1,088
          55   Oakland, Improvement Board Act of 1915,
                 Special Tax Revenue, (Medical Hill Parking
                 Assessment District No. 3), (MBIA Insured),
                 6.000% due 09/02/2004                                   56
       1,575   Oceanside, COP, Series A, (AMBAC Insured),
                 5.250% due 04/01/2016                                1,682
               Ontario, Redevelopment Financing Authority,
                 Lease Revenue:
       1,055     (Capital Projects), (AMBAC Insured),
                 5.500% due 08/01/2016                                1,151
       1,060     (Project No.1, Center City & Cimarron
                 Projects), (MBIA Insured),
                 5.250% due 08/01/2016                                1,133
       1,000   Orange County, Public Financing Authority,
                 Lease Revenue, (Juvenile Justice Center
                 Facility Project), (AMBAC Insured),
                 5.375% due 06/01/2016                                1,081
         795   Palm Desert, Financing Authority, Tax
                 Allocation Revenue, (Project Area No. 2),
                 Series A, (MBIA Insured),
                 5.000% due 08/01/2012                                  859
       1,000   Port of Oakland, Airport & Marina Revenue,
                 Series N, AMT, (MBIA Insured),
                 5.000% due 11/01/2011                                1,066
         560   Redondo Beach, Public Financing Authority,
                 Revenue Bonds, (South Bay Center
                 Redevelopment Project),
                 6.750% due 07/01/2006                                  588
       2,090   Richmond, Joint Powers Financing
                 Authority, Tax Allocation Revenue,
                 Series A, (MBIA  Insured),
                 5.500% due 09/01/2017                                2,252
       1,100   Riverside, Special Tax Revenue, (Community
                 Facilities District No. 90-1-A), (MBIA
                 Insured), 5.500% due 09/01/2013                      1,211
       1,000   San Bernardino County, COP, (West Valley
                 Detention Center Refinancing Project),
                 Series B, (MBIA Insured),
                 5.000% due 11/01/2009                                1,098
       1,840   San Diego County, COP, (Motorola),
                 (AMBAC Insured),
                 5.000% due 02/01/2011                                1,992

                     See Notes to Financial Statements.

portfolio of investments (continued)

CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND

April 30, 2004 (unaudited)

 Principal
  Amount                                                            Value
  (000s)                                                            (000s)
 ---------                                                          ------

MUNICIPAL BONDS AND NOTES - (continued)
    California - (continued)
               San Francisco City and County, International
                 Airports Commission, Airport Revenue,
                 Second Series, AMT:
$      2,485     Issue 18A, (MBIA Insured),
                 6.000% due 05/01/2006                             $  2,671
                 Issue 22, (AMBAC Insured):
       1,705     6.000% due 05/01/2006                                1,833
       1,000     6.000% due 05/01/2008                                1,108
       2,590     Issue 28A, (MBIA Insured),
                 5.000% due 05/01/2012                                2,697
       2,000     Issue 30, (XLCA Insured),
                 5.250% due 05/01/2015                                2,161
       1,000   San Francisco City and County, Public
                 Utilities Commission, Water Revenue,
                 Series A, (FSA Insured),
                 5.000% due 11/01/2016                                1,046
       2,325   San Francisco City and County,
                 Redevelopment Agency, Tax Allocation
                 Revenue, (San Francisco Redevelopment
                 Projects), Series B, (FGIC Insured),
                 5.250% due 08/01/2017                                2,480
       1,555   San Joaquin County, COP, (Solid Waste
                 System Facilities Project), (MBIA Insured),
                 5.000% due 04/01/2016                                1,628
       2,000   San Jose, Airport Revenue, Series A, (FSA
                 Insured), 5.375% due 03/01/2017                      2,150
       1,200   San Jose, Financing Authority, Lease Revenue,
                 (Convention Center Project), Series F,
                 (MBIA Insured),
                 5.000% due 09/01/2016                                1,252
         300   San Mateo County, Joint Powers Financing
                 Authority, Lease Revenue, (Capital
                 Products), Series A, (MBIA Insured),
                 2.500% due 07/01/2007                                  303
       1,050   Santa Ana, COP, (Santa Ana Recycling Project),
                 Series A, AMT, (AMBAC Insured),
                 5.400% due 05/01/2007                                1,105
               Santa Maria, Redevelopment Agency, Lease
                 Revenue, (Town Center & Westside Parking
                 Facilities Project), (AMBAC Insured):
       1,325     5.000% due 06/01/2013                                1,425
       1,085     5.250% due 06/01/2015                                1,168
       1,160   Shasta, Joint Powers Financing Authority,
                 Lease Revenue, (County Administration
                 Building Project), Series A, (MBIA
                 Insured), 5.250% due 04/01/2017                      1,235
       1,000   South Gate, Public Financing Authority, Tax
                 Allocation Revenue, (South Gate
                 Redevelopment Project No. 1), (XLCA
                 Insured), 5.000% due 09/01/2016                      1,047
       1,300   South Orange County, Public Financing
                 Authority, Special Tax Revenue, (Foothill
                 Area-Mello Roos), Series C, (FGIC Insured),
                 6.500% due 08/15/2010                                1,530

 Principal
  Amount                                                            Value
  (000s)                                                            (000s)
 ---------                                                          ------

$        995   Southern California Home Financing
                 Authority, MFHR, (The Fountains Project),
                 Series A, AMT, (FNMA Collateral),
                 5.400% due 01/01/2027                             $  1,030
         945   Stanton, MFHR, (Continental Gardens LP
                 Project), AMT, (FNMA Collateral),
                 5.625% due 08/01/2029                                1,018
       1,305   Stockton, Community Facilities District No. 1,
                 Supplemental Tax Revenue, (Mello Roos-
                 Weston Ranch), Series A,
                 5.500% due 09/01/2009                                1,386
               Sunnyvale, Solid Waste Revenue,
                 (AMBAC Insured):
       1,000     5.250% due 10/01/2012                                1,060
       1,000     5.500% due 10/01/2014                                1,071
       1,000     5.500% due 10/01/2016                                1,065
       1,000   Tracy, Area Public Facilities Financing Agency,
                 Special Tax Revenue, (Community
                 Facilities District No. 87-1-H), (MBIA Insured),
                 5.875% due 10/01/2013                                1,101
       2,190   Ventura County, Public Financing Authority,
                 COP, Series II, (FSA Insured),
                 5.250% due 08/15/2017                                2,337
                                                                   --------
                                                                    147,995
                                                                   --------
    Guam - 0.7%
       1,000   Guam Government, GO, Series A, (FSA
                 Insured), 5.500% due 12/01/2011                      1,127
                                                                   --------
    Puerto Rico - 1.3%
       2,000   Puerto Rico Commonwealth, GO, Series E,
                 (MBIA Insured),
                 5.000% due 07/01/2028                                2,171
                                                                   --------
               Total Municipal Bonds and Notes
                 (Cost $149,672)                                    151,293
                                                                   --------
SHORT-TERM MUNICIPAL BONDS - 7.8%
       5,000   California Housing Finance Agency, Home
                 Mortgage Revenue, Series U, AMT, (FSA
                 Insured),
                 1.110% due 02/01/2032+                               5,000
       5,000   California Statewide Communities
                 Development Authority, COP, (John
                 Muir/Mt. Diablo Health Center), (AMBAC
                 Insured),
                 1.030% due 08/15/2027+                               5,000
       1,900   M-S-R Public Power Agency, San Juan
                 Project Revenue, Sub. Lien, Series F,
                 (MBIA Insured),
                 1.070% due 07/01/2022+                               1,900
       1,120   Orange County, COP, (Sanitation Districts
                 Nos. 1-3, 5-7 & 11), (AMBAC Insured),
                 1.090% due 08/01/2016+                               1,120
                                                                   --------
               Total Short-Term Municipal Bonds
                 (Cost $13,020)                                      13,020
                                                                   --------
TOTAL INVESTMENTS++ (Cost $162,692*)                      98.1%     164,313
OTHER ASSETS AND LIABILITIES (Net)                         1.9        3,199
                                                         -----     --------
NET ASSETS                                               100.0%    $167,512
                                                         =====     ========

                     See Notes to Financial Statements.

portfolio of investments (continued)

CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND

April 30, 2004 (unaudited)

--------
 *  Aggregate cost for federal tax purposes.
 + Variable rate securities payable upon demand with not more than five business days' notice, and secured by bank letters of credit or guarantees by certain corporations. The interest rate shown reflects the rate in effect at April 30, 2004.
++  All securities segregated as collateral for futures contracts.

California Insured Intermediate Municipal Fund had the following industry concentrations greater than 10% at April 30, 2004 (as a percentage of net assets) (unaudited):

            General Purpose                37.0%
            General Obligation             16.5%

California Insured Intermediate Municipal Fund had the following insurance concentrations greater than 10% at April 30, 2004 (as a percentage of net assets) (unaudited):

            MBIA                           32.7%
            AMBAC                          27.3%
            FSA                            15.4%

                                                               Unrealized
Number of                                            Value    Appreciation
Contracts                                            (000s)      (000s)
---------                                            ------   ------------

Futures Contracts-Short Position
   150      U.S. 5 Year Treasury Note,
              June 2004                              $16,491      $281
    32      U.S. 10 Year Treasury Note,
              June 2004                                3,536        81
                                                                  ----
            Net Unrealized Appreciation of
              Futures Contracts                                   $362
                                                                  ====

------------------------------------------------------------------------------
                             GLOSSARY OF TERMS

          AMBAC  --  American Municipal Bond Assurance Corporation
          AMT    --  Alternative Minimum Tax
          CIFG   --  CDC IXIS Financial Guaranty North America, Inc.
          COP    --  Certificates of Participation
          FGIC   --  Federal Guaranty Insurance Corporation
          FNMA   --  Federal National Mortgage Association
          FSA    --  Financial Security Assurance
          GNMA   --  Government National Mortgage Association
          GO     --  General Obligation Bond
          IBC    --  Insured Bond Certificate
          MBIA   --  Municipal Bond Investors Assurance
          MFHR   --  Multi-family Housing Revenue
          TCRS   --  Transferable Custodial Receipts
          XLCA   --  XL Capital Assurance
------------------------------------------------------------------------------

                     See Notes to Financial Statements.

statements of assets and liabilities

WM GROUP OF FUNDS

April 30, 2004 (unaudited)

(In thousands)


                                                           Equity        Growth &      West Coast
                                              REIT         Income         Income         Equity
                                              Fund          Fund           Fund           Fund
                                            --------     ----------     ----------     -----------

ASSETS:
Investments, at value (a):
  Securities                                $240,792     $1,227,594     $1,948,303     $1,162,205
  Investments held as collateral for
   securities loaned                              --        127,388        203,692         71,339
                                            --------     ----------     ----------     ----------
  Total Investments (a)                      240,792      1,354,982      2,151,995      1,233,544
Cash                                              --*            --              1             --*
Unrealized appreciation of forward
 foreign currency contracts                       --             --             --             --
Dividends and/or interest receivable             363          2,169          2,227            286
Receivable for Fund shares sold                  431          6,605          3,234          3,965
Receivable for investment
 securities sold                                  --             --             --          6,290
Prepaid expenses                                   4             21             35             23
                                            --------     ----------     ----------     ----------
  Total Assets                               241,590      1,363,777      2,157,492      1,244,108
                                            --------     ----------     ----------     ----------
LIABILITIES:
Payable upon return of
 securities loaned                                --        127,388        203,692         71,339
Unrealized depreciation of forward
 foreign currency contracts                       --             --             --             --
Payable for Fund shares redeemed                  39            547            686            649
Payable for when-issued securities
 purchased                                        --             --             --             --
Payable for investment
 securities purchased                            368             --             --          5,302
Investment advisory fee payable                  164            531            826            523
Shareholder servicing and
 distribution fees payable                         7            185            217            242
Transfer agent fees payable                        2             57             85             87
Variation margin                                  --             --             --             --
Dividends payable                                 --             --             --             --
Due to custodian                                  --             37             --             --
Accrued expenses and other payables               35            162            252            209
                                            --------     ----------     ----------     ----------
Total Liabilities                                615        128,907        205,758         78,351
                                            --------     ----------     ----------     ----------
NET ASSETS                                  $240,975     $1,234,870     $1,951,734     $1,165,757
                                            ========     ==========     ==========     ==========
(a) Investments, at cost                    $207,742     $1,165,252     $1,774,426       $984,638
                                            ========     ==========     ==========     ==========





                                            Mid Cap                     Small Cap
                                             Stock       Growth            Value
                                             Fund         Fund             Fund
                                            --------    ----------      -----------

ASSETS:
Investments, at value (a):
  Securities                                $605,058    $1,282,591      $  212,949
  Investments held as collateral for
   securities loaned                          22,979       124,627          13,906
                                            --------    ----------      ----------
  Total Investments (a)                      628,037     1,407,218         226,855
Cash                                              --*           62              --
Unrealized appreciation of forward
 foreign currency contracts                       --            43              --
Dividends and/or interest receivable             388           689             337
Receivable for Fund shares sold                1,406         2,817             310
Receivable for investment
 securities sold                                  --         8,243             809
Prepaid expenses                                  10            21              20
                                            --------    ----------      ----------
  Total Assets                               629,841     1,419,093         228,331
                                            --------    ----------      ----------
LIABILITIES:
Payable upon return of
 securities loaned                            22,979       124,627          13,906
Unrealized depreciation of forward
 foreign currency contracts                       --             1              --
Payable for Fund shares redeemed                 215           652               1
Payable for when-issued securities
 purchased                                        --            --              --
Payable for investment
 securities purchased                          7,150        20,028           2,468
Investment advisory fee payable                  366           805             150
Shareholder servicing and
 distribution fees payable                        28           131               1
Transfer agent fees payable                       11           110              --*
Variation margin                                  --            --              --
Dividends payable                                 --            --              --
Due to custodian                                  --            --              53
Accrued expenses and other payables               56           260              17
                                            --------    ----------      ----------
Total Liabilities                             30,805       146,614          16,596
                                            --------    ----------      ----------
NET ASSETS                                  $599,036    $1,272,479      $  211,735
                                            ========    ==========      ==========
(a) Investments, at cost                    $516,852    $1,334,341      $  235,222
                                            ========    ==========      ==========


-------
*Amount represents less than $500.

                     See Notes to Financial Statements.

54





                                                                                              U.S.
                                               Small Cap     International   Short Term    Government
                                                 Growth         Growth         Income      Securities      Income
                                                  Fund           Fund           Fund          Fund          Fund
                                               ---------     -------------   ----------    ----------    ----------

ASSETS:
Investments, at value (a):
  Securities                                    $322,803       $482,478       $267,705     $1,436,937    $1,110,608
  Investments held as collateral for
   securities loaned                              48,352         85,616             --             --            --
                                                --------       --------       --------     ----------    ----------
  Total Investments (a)                          371,155        568,094        267,705      1,436,937     1,110,608
Cash                                                  --*            --*            --              1            --
Unrealized appreciation of forward
 foreign currency contracts                           --            770             --             --            --
Dividends and/or interest receivable                  23          2,582          3,210          7,086        13,117
Receivable for Fund shares sold                      952          1,002            399          2,528           983
Receivable for investment
 securities sold                                   1,624            659              4              3            --
Prepaid expenses                                      10              8              6             25            24
                                                --------       --------       --------     ----------    ----------
  Total Assets                                   373,764        573,115        271,324      1,446,580     1,124,732
                                                --------       --------       --------     ----------    ----------
LIABILITIES:
Payable upon return of
 securities loaned                                48,352         85,616             --             --            --
Unrealized depreciation of forward
 foreign currency contracts                           --            574             --             --            --
Payable for Fund shares redeemed                     162             10          6,912          1,868         1,578
Payable for when-issued securities
 purchased                                            --             --             --         24,012            --
Payable for investment
 securities purchased                              2,220            759             --             --            --
Investment advisory fee payable                      240            812            107            571           463
Shareholder servicing and
 distribution fees payable                            38             11             57            202           188
Transfer agent fees payable                           34             11             --             56            48
Variation margin                                      --             --             20             --            --
Dividends payable                                     --             --             65            265           506
Due to custodian                                      --             --              1             --            55
Accrued expenses and other payables                   75             79             33            144           116
                                                --------       --------       --------     ----------    ----------
Total Liabilities                                 51,121         87,872          7,195         27,118         2,954
                                                --------       --------       --------     ----------    ----------
NET ASSETS                                      $322,643       $485,243       $264,129     $1,419,462    $1,121,778
                                                ========       ========       ========     ==========    ==========
(a) Investments, at cost                        $370,604       $510,962       $263,362     $1,443,251    $1,081,339
                                                ========       ========       ========     ==========    ==========



                                                                                          California
                                                                                           Insured
                                                  High       Tax-Exempt    California    Intermediate
                                                 Yield          Bond        Municipal      Municipal
                                                  Fund          Fund          Fund           Fund
                                                --------     ----------    ----------    ------------

ASSETS:
Investments, at value (a):
  Securities                                    $679,173      $234,991      $481,793       $164,313
  Investments held as collateral for
   securities loaned                                  --            --            --             --
                                                --------      --------      --------       --------
  Total Investments (a)                          679,173       234,991       481,793        164,313
Cash                                                  --            49            --             65
Unrealized appreciation of forward
 foreign currency contracts                           --            --            --             --
Dividends and/or interest receivable              10,106         3,580         6,374          2,065
Receivable for Fund shares sold                      645           102           172            338
Receivable for investment
 securities sold                                  38,038         1,658            --          3,073
Prepaid expenses                                      13             6            12              4
                                                --------      --------      --------       --------
  Total Assets                                   727,975       240,386       488,351        169,858
                                                --------      --------      --------       --------
LIABILITIES:
Payable upon return of
 securities loaned                                    --            --            --             --
Unrealized depreciation of forward
 foreign currency contracts                           --            --            --             --
Payable for Fund shares redeemed                   3,008         1,094         2,129          1,999
Payable for when-issued securities
 purchased                                            --         1,780        15,344             --
Payable for investment
 securities purchased                             37,274            --            --             --
Investment advisory fee payable                      312           100           197             71
Shareholder servicing and
 distribution fees payable                           110            78           243             92
Transfer agent fees payable                           26            10            19              7
Variation margin                                      --            27            42             41
Dividends payable                                    515           258           543             97
Due to custodian                                     244            --           148             --
Accrued expenses and other payables                   29            35            75             39
                                                --------      --------      --------       --------
Total Liabilities                                 41,518         3,382        18,740          2,346
                                                --------      --------      --------       --------
NET ASSETS                                      $686,457      $237,004      $469,611       $167,512
                                                ========      ========      ========       ========
(a) Investments, at cost                        $635,319      $220,243      $468,657       $162,692
                                                ========      ========      ========       ========

                     See Notes to Financial Statements.

statements of assets and liabilities (continued)

WM GROUP OF FUNDS

April 30, 2004 (unaudited)

(In thousands)


                                                              Equity       Growth &      West Coast
                                                  REIT        Income        Income         Equity
                                                  Fund         Fund          Fund           Fund
                                                --------    ----------    ----------     ----------
NET ASSETS consist of:
Undistributed net investment income/
 (accumulated net investment loss)              $  1,300    $    1,752    $    5,936     $      948
Accumulated net realized gain/(loss)
 on investment transactions                           (5)      (29,871)     (105,142)        16,632
Net unrealized appreciation/(depreciation)
 of investments                                   33,050       189,730       377,569        248,906
Paid-in capital                                  206,630     1,073,259     1,673,371        899,271
                                                --------    ----------    ----------     ----------
    Total Net Assets                            $240,975    $1,234,870    $1,951,734     $1,165,757
                                                ========    ==========    ==========     ==========

NET ASSETS:
Class A Shares                                  $  5,366    $  344,174    $  599,996     $  588,069
                                                ========    ==========    ==========     ==========
Class B Shares                                  $  4,066    $  121,500    $  108,410     $  132,798
                                                ========    ==========    ==========     ==========
Class C Shares                                  $  2,540    $   17,265    $    1,421     $    6,741
                                                ========    ==========    ==========     ==========
Class I Shares                                  $229,003    $  751,931    $1,241,907     $  438,149
                                                ========    ==========    ==========     ==========

SHARES OUTSTANDING:
Class A Shares                                       420        20,430        25,635         17,564
                                                ========    ==========    ==========     ==========
Class B Shares                                       319         7,258         4,801          4,395
                                                ========    ==========    ==========     ==========
Class C Shares                                       199         1,036            64            223
                                                ========    ==========    ==========     ==========
Class I Shares                                    17,912        44,648        52,907         12,978
                                                ========    ==========    ==========     ==========

CLASS A SHARES:**
Net asset value per share of beneficial
 interest outstanding*                          $  12.77    $    16.85    $    23.41     $    33.48
                                                ========    ==========    ==========     ==========
Maximum sales charge                               5.50%         5.50%         5.50%          5.50%
                                                ========    ==========    ==========     ==========
Maximum offering price per share of
 beneficial interest outstanding                $  13.51    $    17.83    $    24.77     $    35.43
                                                ========    ==========    ==========     ==========

CLASS B SHARES:**
Net asset value and offering price per
 share of beneficial interest outstanding*      $  12.74    $    16.74    $    22.58     $    30.22
                                                ========    ==========    ==========     ==========

CLASS C SHARES:**
Net asset value and offering price per
 share of beneficial interest outstanding*      $  12.74    $    16.66    $    22.32     $    30.29
                                                ========    ==========    ==========     ==========

CLASS I SHARES:**
Net asset value, offering and redemption
 price per share of beneficial interest
 outstanding                                    $  12.79    $    16.84    $    23.47     $    33.76
                                                ========    ==========    ==========     ==========




                                                 Mid Cap                         Small Cap
                                                  Stock          Growth            Value
                                                  Fund            Fund             Fund
                                                --------       ----------        ---------
NET ASSETS consist of:
Undistributed net investment income/
 (accumulated net investment loss)              $    293       $     (766)       $    615
Accumulated net realized gain/(loss)
 on investment transactions                       13,232         (387,044)          1,393
Net unrealized appreciation/(depreciation)
 of investments                                  111,185           72,919          (8,367)
Paid-in capital                                  474,326        1,587,370         218,094
                                                --------       ----------        --------
    Total Net Assets                            $599,036       $1,272,479        $211,735
                                                ========       ==========        ========

NET ASSETS:
Class A Shares                                  $ 51,513       $  124,935        $  1,404
                                                ========       ==========        ========
Class B Shares                                  $ 19,258       $  120,723        $    238
                                                ========       ==========        ========
Class C Shares                                  $  1,071       $    1,387        $    243
                                                ========       ==========        ========
Class I Shares                                  $527,194       $1,025,434        $209,850
                                                ========       ==========        ========

SHARES OUTSTANDING:
Class A Shares                                     3,118            8,777             145
                                                ========       ==========        ========
Class B Shares                                     1,212            9,350              25
                                                ========       ==========        ========
Class C Shares                                        67              107              25
                                                ========       ==========        ========
Class I Shares                                    31,607           69,696          21,644
                                                ========       ==========        ========

CLASS A SHARES:**
Net asset value per share of beneficial
 interest outstanding*                          $  16.52       $    14.23        $   9.69
                                                ========       ==========        ========
Maximum sales charge                               5.50%            5.50%           5.50%
                                                ========       ==========        ========
Maximum offering price per share of
 beneficial interest outstanding                $  17.48       $    15.06        $  10.25
                                                ========       ==========        ========

CLASS B SHARES:**
Net asset value and offering price per
 share of beneficial interest outstanding*      $  15.89       $    12.91        $   9.68
                                                ========       ==========        ========

CLASS C SHARES:**
Net asset value and offering price per
 share of beneficial interest outstanding*      $  15.91       $    12.99        $   9.69
                                                ========       ==========        ========

CLASS I SHARES:**
Net asset value, offering and redemption
 price per share of beneficial interest
 outstanding                                    $  16.68       $    14.71        $   9.70
                                                ========       ==========        ========

--------------
* Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge and/or applicable redemption fees for Class A Shares of the International Growth Fund.
** Net asset value and maximum offering price are not shown in thousands.


                     See Notes to Financial Statements.

56






                                                                                              U.S.
                                               Small Cap    International   Short Term    Government
                                                Growth         Growth         Income      Securities      Income
                                                 Fund           Fund           Fund          Fund          Fund
                                               ---------      --------       --------     ----------    ----------
NET ASSETS consist of:
Undistributed net investment income/
 (accumulated net investment loss)             $ (1,294)      $  1,107       $     82     $   (3,898)   $   (1,824)
Accumulated net realized gain/(loss)
 on investment transactions                     (32,764)       (36,567)        (5,174)       (13,255)      (12,932)
Net unrealized appreciation/(depreciation)
 of investments                                     551         57,294          4,581         (6,314)       29,269
Paid-in capital                                 356,150        463,409        264,640      1,442,929     1,107,265
                                               --------       --------       --------     ----------    ----------
    Total Net Assets                           $322,643       $485,243       $264,129     $1,419,462    $1,121,778
                                               ========       ========       ========     ==========    ==========

NET ASSETS:
Class A Shares                                 $100,246       $ 35,166       $ 57,553     $  153,683    $  152,835
                                               ========       ========       ========     ==========    ==========
Class B Shares                                 $ 16,541       $  4,131       $ 34,711     $  189,908    $  171,595
                                               ========       ========       ========     ==========    ==========
Class C Shares                                 $    995       $    346       $ 17,661     $    9,345    $   13,145
                                               ========       ========       ========     ==========    ==========
Class I Shares                                 $204,861       $445,600       $154,204     $1,066,526    $  784,203
                                               ========       ========       ========     ==========    ==========

SHARES OUTSTANDING:
Class A Shares                                    7,182          3,938         24,190         14,284        16,443
                                               ========       ========       ========     ==========    ==========
Class B Shares                                    1,337            481         14,584         17,663        18,405
                                               ========       ========       ========     ==========    ==========
Class C Shares                                       80             41          7,419            870         1,410
                                               ========       ========       ========     ==========    ==========
Class I Shares                                   14,286         49,715         64,777         99,102        84,202
                                               ========       ========       ========     ==========    ==========

CLASS A SHARES:**
Net asset value per share of beneficial
 interest outstanding*                         $  13.96       $   8.93       $   2.38     $    10.76    $     9.29
                                               ========       ========       ========     ==========    ==========
Maximum sales charge                              5.50%          5.50%          3.50%          4.50%         4.50%
                                               ========       ========       ========     ==========    ==========
Maximum offering price per share of
 beneficial interest outstanding               $  14.77       $   9.45       $   2.47     $    11.27    $     9.73
                                               ========       ========       ========     ==========    ==========

CLASS B SHARES:**
Net asset value and offering price per
 share of beneficial interest outstanding*     $  12.37       $   8.59       $   2.38     $    10.75    $     9.32
                                               ========       ========       ========     ==========    ==========

CLASS C SHARES:**
Net asset value and offering price per
 share of beneficial interest outstanding*     $  12.50       $   8.53       $   2.38     $    10.74    $     9.32
                                               ========       ========       ========     ==========    ==========

CLASS I SHARES:**
Net asset value, offering and redemption
 price per share of beneficial interest
 outstanding                                   $  14.34       $   8.96       $   2.38     $    10.76    $     9.31
                                               ========       ========       ========     ==========    ==========


                                                                                         California
                                                                                          Insured
                                                 High       Tax-Exempt    California    Intermediate
                                                 Yield         Bond        Municipal      Municipal
                                                 Fund          Fund          Fund           Fund
                                               --------     ----------    ----------    ------------
NET ASSETS consist of:
Undistributed net investment income/
 (accumulated net investment loss)             $ (1,344)     $    110      $     57       $     62
Accumulated net realized gain/(loss)
 on investment transactions                     (44,004)        2,018           340             20
Net unrealized appreciation/(depreciation)
 of investments                                  43,854        14,850        13,811          1,983
Paid-in capital                                 687,951       220,026       455,403        165,447
                                               --------      --------      --------       --------
    Total Net Assets                           $686,457      $237,004      $469,611       $167,512
                                               ========      ========      ========       ========

NET ASSETS:
Class A Shares                                 $ 65,714      $193,573      $239,953       $ 77,603
                                               ========      ========      ========       ========
Class B Shares                                 $ 82,787      $ 39,481      $223,524       $ 80,523
                                               ========      ========      ========       ========
Class C Shares                                 $ 30,119      $  3,950      $  6,134       $  9,386
                                               ========      ========      ========       ========
Class I Shares                                 $507,837            --            --             --
                                               ========

SHARES OUTSTANDING:
Class A Shares                                    8,159        24,986        21,676          7,137
                                               ========      ========      ========       ========
Class B Shares                                   10,231         5,095        20,191          7,405
                                               ========      ========      ========       ========
Class C Shares                                    3,723           510           554            863
                                               ========      ========      ========       ========
Class I Shares                                   63,155            --            --             --
                                               ========

CLASS A SHARES:**
Net asset value per share of beneficial
 interest outstanding*                         $   8.05         $7.75      $  11.07       $  10.87
                                               ========      ========      ========       ========
Maximum sales charge                              4.50%         4.50%         4.50%          4.50%
                                               ========      ========      ========       ========
Maximum offering price per share of
 beneficial interest outstanding               $   8.43         $8.12      $  11.59       $  11.38
                                               ========      ========      ========       ========

CLASS B SHARES:**
Net asset value and offering price per
 share of beneficial interest outstanding*     $   8.09         $7.75      $  11.07       $  10.87
                                               ========      ========      ========       ========

CLASS C SHARES:**
Net asset value and offering price per
 share of beneficial interest outstanding*     $   8.09         $7.75      $  11.07       $  10.87
                                               ========      ========      ========       ========

CLASS I SHARES:**
Net asset value, offering and redemption
 price per share of beneficial interest
 outstanding                                   $   8.04            --            --             --
                                               ========

                     See Notes to Financial Statements.

statements of operations

WM GROUP OF FUNDS

For the Six Months Ended April 30, 2004 (unaudited)

(In thousands)

                                                                    Equity        Growth &      West Coast
                                                       REIT         Income         Income         Equity
                                                       Fund          Fund           Fund           Fund
                                                      ------       --------       --------        -------

INVESTMENT INCOME:
Dividends                                             $4,862       $ 12,299       $ 16,599        $ 5,901
Interest                                                  77          2,125            464            264
Foreign withholding taxes                                 --            (22)          (172)            --
Securities lending income                                 --            251             72             50
                                                      ------       --------       --------        -------
    Total investment income                            4,939         14,653         16,963          6,215
                                                      ------       --------       --------        -------

EXPENSES:
Investment advisory fee                                  942          2,882          4,662          3,033
Custodian fees                                             5             20             32             27
Legal and audit fees                                      13             28             35             29
Registration and filing fees                              36             53             58             38
Printing and postage expenses                              5             97            139            164
Other                                                     22            121            196            157
Shareholder servicing and distribution fees:
  Class A Shares                                           6            385            724            713
  Class B Shares                                          18            568            576            650
  Class C Shares                                          11             59              6             27
Transfer agent fees:
  Class A Shares                                           5            118            232            234
  Class B Shares                                           4            134            192            185
  Class C Shares                                           1              8              2              5
                                                      ------       --------       --------        -------
    Total expenses                                     1,068          4,473          6,854          5,262
Fees waived by the transfer agent                         --             --             --             --
Fees reduced by custodian credits                         --*            (1)            --*            --*
                                                      ------       --------       --------        -------
    Net expenses                                       1,068          4,472          6,854          5,262
                                                      ------       --------       --------        -------
NET INVESTMENT INCOME/(LOSS)                           3,871         10,181         10,109            953
                                                      ------       --------       --------        -------

NET REALIZED AND UNREALIZED
 GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on
 investment transactions                                  --        (26,434)       (23,678)        30,368
Net change in unrealized appreciation/
 depreciation of investments                           3,485        111,486        168,602          8,542
                                                      ------       --------       --------        -------
Net realized and unrealized gain/(loss) on
 investments                                           3,485         85,052        144,924         38,910
                                                      ------       --------       --------        -------

NET INCREASE/(DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS                                           $7,356       $ 95,233       $155,033        $39,863
                                                      ======       ========       ========        =======





                                                      Mid Cap                  Small Cap
                                                       Stock        Growth       Value
                                                       Fund          Fund        Fund**
                                                      -------       -------     -------

INVESTMENT INCOME:
Dividends                                             $ 2,967       $ 4,850     $   929
Interest                                                  230           345          48
Foreign withholding taxes                                  (5)          (89)        (60)
Securities lending income                                  13           111          10
                                                      -------       -------     -------
    Total investment income                             3,205         5,217         927
                                                      -------       -------     -------

EXPENSES:
Investment advisory fee                                 1,957         4,226         267
Custodian fees                                             12            55           8
Legal and audit fees                                       22            29           9
Registration and filing fees                               34            39          22
Printing and postage expenses                              22           192           2
Other                                                      50           147           6
Shareholder servicing and distribution fees:
  Class A Shares                                           58           152         --*
  Class B Shares                                           94           646         --*
  Class C Shares                                            4             5         --*
Transfer agent fees:
  Class A Shares                                           21           217         --*
  Class B Shares                                           31           333         --*
  Class C Shares                                            1             2         --*
                                                      -------       -------     -------
    Total expenses                                      2,306         6,043         314
Fees waived by the transfer agent                          --            --          --
Fees reduced by custodian credits                          --*           (1)         (2)
                                                      -------       -------     -------
    Net expenses                                        2,306         6,042         312
                                                      -------       -------     -------
NET INVESTMENT INCOME/(LOSS)                              899          (825)        615
                                                      -------       -------     -------

NET REALIZED AND UNREALIZED
 GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on
 investment transactions                               15,845        39,828       1,393
Net change in unrealized appreciation/
 depreciation of investments                           20,359        (7,885)     (8,367)
                                                      -------       -------     -------
Net realized and unrealized gain/(loss) on
 investments                                           36,204        31,943      (6,974)
                                                      -------       -------     -------

NET INCREASE/(DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS                                           $37,103       $31,118     $(6,359)
                                                      =======       =======     =======

--------------
*  Amount represents less than $500.
** The Small Cap Value Fund commenced operations on March 1, 2004.

                     See Notes to Financial Statements.

58







                                                                                                 U.S.
                                                         Small Cap International Short Term   Government
                                                          Growth       Growth      Income     Securities       Income
                                                           Fund         Fund         Fund        Fund           Fund
                                                         --------     -------      -------     --------       -------

INVESTMENT INCOME:
Dividends                                                $    718     $ 4,634      $    --     $     --       $   163
Interest                                                       10         116        5,354       28,073        32,052
Foreign withholding taxes                                      --        (513)          --           --            --
Securities lending income                                     191         112           --           --            --
                                                         --------     -------      -------     --------       -------
    Total investment income                                   919       4,349        5,354       28,073        32,215
                                                         --------     -------      -------     --------       -------

EXPENSES:
Investment advisory fee                                     1,655       1,839          643        3,090         2,780
Custodian fees                                                 20         169            7           30            23
Legal and audit fees                                           23          22           19           28            45
Registration and filing fees                                   15          23           28           73            38
Printing and postage expenses                                  51          13           20           67            54
Other                                                          52          57           35          127           125
Shareholder servicing and distribution fees:
  Class A Shares                                              121          39           82          206           192
  Class B Shares                                               96          22          193        1,099           921
  Class C Shares                                                4           1           86           54            72
Transfer agent fees:
  Class A Shares                                              121          43           28          105            95
  Class B Shares                                               54          15           23          121            94
  Class C Shares                                                1          --*           7            5             8
                                                         --------     -------      -------     --------       -------
    Total expenses                                          2,213       2,243        1,171        5,005         4,447
Fees waived by the transfer agent                              --          --          (58)          --            --
Fees reduced by custodian credits                              --*         --*          --*          (4)           (1)
                                                         --------     -------      -------     --------       -------
    Net expenses                                            2,213       2,243        1,113        5,001         4,446
                                                         --------     -------      -------     --------       -------
NET INVESTMENT INCOME/(LOSS)                               (1,294)      2,106        4,241       23,072        27,769
                                                         --------     -------      -------     --------       -------

NET REALIZED AND UNREALIZED
 GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on
 investment transactions                                   35,711       5,008         (262)         413           259
Net change in unrealized appreciation/
 depreciation of investments                              (11,119)     19,972       (1,175)     (14,014)       (4,518)
                                                         --------     -------      -------     --------       -------
Net realized and unrealized gain/(loss) on
 investments                                               24,592      24,980       (1,437)     (13,601)       (4,259)
                                                         --------     -------      -------     --------       -------

NET INCREASE/(DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS                                              $ 23,298     $27,086      $ 2,804     $  9,471       $23,510
                                                         ========     =======      =======     ========       =======



                                                                                                   California
                                                                                                    Insured
                                                              High       Tax-Exempt   California  Intermediate
                                                             Yield          Bond       Municipal    Municipal
                                                              Fund          Fund         Fund         Fund
                                                            -------      ----------   ----------  ------------

INVESTMENT INCOME:
Dividends                                                   $   981       $    --       $    --      $    --
Interest                                                     25,285         6,443        12,804        3,360
Foreign withholding taxes                                        --            --            --           --
Securities lending income                                        --            --            --           --
                                                            -------       -------       -------      -------
    Total investment income                                  26,266         6,443        12,804        3,360
                                                            -------       -------       -------      -------

EXPENSES:
Investment advisory fee                                       1,814           632         1,250          440
Custodian fees                                                   22             6             9            5
Legal and audit fees                                             41            17            21           17
Registration and filing fees                                     31            37            15           12
Printing and postage expenses                                    17            19            25           11
Other                                                            59            42            72           27
Shareholder servicing and distribution fees:
  Class A Shares                                                 74           258           311           98
  Class B Shares                                                427           216         1,217          440
  Class C Shares                                                145            22            37           49
Transfer agent fees:
  Class A Shares                                                 28            44            46           10
  Class B Shares                                                 41             9            39           16
  Class C Shares                                                 13             1             1            2
                                                            -------       -------       -------      -------
    Total expenses                                            2,712         1,303         3,043        1,127
Fees waived by the transfer agent                                --            --            --           --
Fees reduced by custodian credits                                (2)           --*           --*          --*
                                                            -------       -------       -------      -------
    Net expenses                                              2,710         1,303         3,043        1,127
                                                            -------       -------       -------      -------
NET INVESTMENT INCOME/(LOSS)                                 23,556         5,140         9,761        2,233
                                                            -------       -------       -------      -------

NET REALIZED AND UNREALIZED
 GAIN/(LOSS) ON INVESTMENTS:
Net realized gain/(loss) on
 investment transactions                                     10,455         1,737           610         (632)
Net change in unrealized appreciation/
 depreciation of investments                                  3,863        (5,210)       (6,595)      (1,827)
                                                            -------       -------       -------      -------
Net realized and unrealized gain/(loss) on
 investments                                                 14,318        (3,473)       (5,985)      (2,459)
                                                            -------       -------       -------      -------

NET INCREASE/(DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS                                                 $37,874       $ 1,667       $ 3,776      $  (226)
                                                            =======       =======       =======      =======

                     See Notes to Financial Statements.

statements of changes in net assets

WM GROUP OF FUNDS

For the Six Months Ended April 30, 2004 (unaudited)

(In thousands)




                                                                   Equity        Growth &      West Coast
                                                      REIT         Income         Income         Equity
                                                      Fund          Fund           Fund           Fund
                                                    --------     ----------     ----------     ----------

Net investment income/(loss)                        $  3,871     $   10,181     $   10,109     $      953
Net realized gain/(loss) on
 investment transactions                                  --        (26,434)       (23,678)        30,368
Net change in unrealized appreciation/
 depreciation of investments                           3,485        111,486        168,602          8,542
                                                    --------     ----------     ----------     ----------
Net increase/(decrease) in net assets
 resulting from operations                             7,356         95,233        155,033         39,863
Distributions to shareholders from:
  Net investment income:
    Class A Shares                                       (56)        (2,825)        (5,188)            --
    Class B Shares                                       (33)          (495)            --             --
    Class C Shares                                       (23)           (66)            (6)            --
    Class I Shares                                    (3,398)        (7,056)       (12,393)          (437)
  Net realized gains on investments:
    Class A Shares                                       (15)            --             --             --
    Class B Shares                                       (13)            --             --             --
    Class C Shares                                        (7)            --             --             --
    Class I Shares                                      (845)            --             --             --
  Net increase/(decrease) in net assets from
   Fund share transactions:
    Class A Shares                                     2,278         51,560         12,792         44,038
    Class B Shares                                     1,294          8,294        (17,100)         6,297
    Class C Shares                                     1,236         10,636            517          3,080
    Class I Shares                                    43,774        171,574        264,545         74,431
    Redemption fees                                       --             --             --             --
                                                    --------     ----------     ----------     ----------
Net increase/(decrease) in net assets                 51,548        326,855        398,200        167,272

NET ASSETS:
Beginning of period                                 $189,427     $  908,015     $1,553,534     $  998,485
                                                    --------     ----------     ----------     ----------
End of period                                       $240,975     $1,234,870     $1,951,734     $1,165,757
                                                    ========     ==========     ==========     ==========
Undistributed net investment income/
 (accumulated net investment loss)
 at end of period                                   $  1,300     $    1,752     $    5,936     $      948
                                                    ========     ==========     ==========     ==========





                                                     Mid Cap                  Small Cap
                                                      Stock       Growth       Value
                                                      Fund         Fund        Fund**
                                                    --------    ----------    ---------

Net investment income/(loss)                        $    899    $     (825)   $    615
Net realized gain/(loss) on
 investment transactions                              15,845        39,828       1,393
Net change in unrealized appreciation/
 depreciation of investments                          20,359        (7,885)     (8,367)
                                                    --------    ----------    --------
Net increase/(decrease) in net assets
 resulting from operations                            37,103        31,118      (6,359)
Distributions to shareholders from:
  Net investment income:
    Class A Shares                                       (34)           --          --
    Class B Shares                                        --            --          --
    Class C Shares                                        --            --          --
    Class I Shares                                    (1,465)           --          --
  Net realized gains on investments:
    Class A Shares                                      (101)           --          --
    Class B Shares                                       (46)           --          --
    Class C Shares                                        (2)           --          --
    Class I Shares                                      (975)           --          --
  Net increase/(decrease) in net assets from
   Fund share transactions:
    Class A Shares                                     9,743         5,899       1,460
    Class B Shares                                       572       (13,119)        246
    Class C Shares                                       475           815         252
    Class I Shares                                   127,363       338,871     216,136
    Redemption fees                                       --            --          --
                                                    --------    ----------    --------
Net increase/(decrease) in net assets                172,633       363,584     211,735

NET ASSETS:
Beginning of period                                 $426,403    $  908,895    $     --
                                                    --------    ----------    --------
End of period                                       $599,036    $1,272,479    $211,735
                                                    ========    ==========    ========
Undistributed net investment income/
 (accumulated net investment loss)
 at end of period                                   $    293    $     (766)   $    615
                                                    ========    ==========    ========

--------
*  Amount represents less than $500.
** The Small Cap Value Fund commenced operations on March 1, 2004.


                     See Notes to Financial Statements.

60







                                                                                                  U.S.
                                                    Small Cap   International    Short Term    Government
                                                     Growth         Growth         Income      Securities        Income
                                                      Fund           Fund           Fund          Fund            Fund
                                                    ---------   -------------    ----------    ----------      ----------

Net investment income/(loss)                        $  (1,294)     $  2,106       $  4,241     $   23,072      $   27,769
Net realized gain/(loss) on
 investment transactions                               35,711         5,008           (262)           413             259
Net change in unrealized appreciation/
 depreciation of investments                          (11,119)       19,972         (1,175)       (14,014)         (4,518)
                                                    ---------      --------       --------     ----------      ----------
Net increase/(decrease) in net assets
 resulting from operations                             23,298        27,086          2,804          9,471          23,510
Distributions to shareholders from:
  Net investment income:
    Class A Shares                                         --          (249)        (1,040)        (3,576)         (4,114)
    Class B Shares                                         --            --           (471)        (3,959)         (4,273)
    Class C Shares                                         --            (1)          (208)          (196)           (336)
    Class I Shares                                         --        (4,799)        (2,458)       (19,769)        (21,753)
  Net realized gains on investments:
    Class A Shares                                         --            --             --             --              --
    Class B Shares                                         --            --             --             --              --
    Class C Shares                                         --            --             --             --              --
    Class I Shares                                         --            --             --             --              --
  Net increase/(decrease) in net assets from
   Fund share transactions:
    Class A Shares                                     16,543         7,048        (14,078)       (21,414)             84
    Class B Shares                                     (2,247)         (174)        (9,448)       (59,172)        (22,108)
    Class C Shares                                        607           247            (83)        (3,906)         (2,075)
    Class I Shares                                   (152,504)      108,052         25,595        421,941         110,380
    Redemption fees                                        --            --*            --             --              --
                                                    ---------      --------       --------     ----------      ----------
Net increase/(decrease) in net assets                (114,303)      137,210            613        319,420          79,315

NET ASSETS:
Beginning of period                                 $ 436,946      $348,033       $263,516     $1,100,042      $1,042,463
                                                    ---------      --------       --------     ----------      ----------
End of period                                       $ 322,643      $485,243       $264,129     $1,419,462      $1,121,778
                                                    =========      ========       ========     ==========      ==========
Undistributed net investment income/
 (accumulated net investment loss)
 at end of period                                   $  (1,294)     $  1,107       $     82     $   (3,898)     $   (1,824)
                                                    =========      ========       ========     ==========      ==========



                                                                                                California
                                                                                                 Insured
                                                      High      Tax-Exempt       California    Intermediate
                                                      Yield        Bond           Municipal      Municipal
                                                      Fund         Fund             Fund           Fund
                                                    --------    -----------      ----------    ------------

Net investment income/(loss)                        $ 23,556    $     5,140       $  9,761       $  2,233
Net realized gain/(loss) on
 investment transactions                              10,455          1,737            610           (632)
Net change in unrealized appreciation/
 depreciation of investments                           3,863         (5,210)        (6,595)        (1,827)
                                                    --------    -----------       --------       --------
Net increase/(decrease) in net assets
 resulting from operations                            37,874          1,667          3,776           (226)
Distributions to shareholders from:
  Net investment income:
    Class A Shares                                    (2,223)        (4,329)        (5,316)        (1,154)
    Class B Shares                                    (2,921)          (744)        (4,297)          (970)
    Class C Shares                                      (978)           (76)          (130)          (109)
    Class I Shares                                   (19,395)            --             --             --
  Net realized gains on investments:
    Class A Shares                                        --         (2,309)            --           (696)
    Class B Shares                                        --           (496)            --           (847)
    Class C Shares                                        --            (50)            --            (94)
    Class I Shares                                        --             --             --             --
  Net increase/(decrease) in net assets from
   Fund share transactions:
    Class A Shares                                    16,299         (8,660)        (9,374)         4,305
    Class B Shares                                    (2,842)        (4,547)       (29,212)       (10,990)
    Class C Shares                                     5,134           (278)        (1,985)          (703)
    Class I Shares                                    73,905             --             --             --
    Redemption fees                                       --             --             --             --
                                                    --------    -----------       --------       --------
Net increase/(decrease) in net assets                104,853        (19,822)       (46,538)       (11,484)

NET ASSETS:
Beginning of period                                 $581,604    $   256,826       $516,149       $178,996
                                                    --------    -----------       --------       --------
End of period                                       $686,457    $   237,004       $469,611       $167,512
                                                    ========    ===========       ========       ========
Undistributed net investment income/
 (accumulated net investment loss)
 at end of period                                   $ (1,344)   $       110       $     57       $     62
                                                    ========    ===========       ========       ========



                     See Notes to Financial Statements.

statements of changes in net assets (continued)

WM GROUP OF FUNDS

For the Year Ended October 31, 2003

(In thousands)



                                                                 Equity       Growth &      West Coast      Mid Cap
                                                   REIT          Income        Income         Equity         Stock       Growth
                                                  Fund**          Fund          Fund           Fund          Fund         Fund
                                                 --------       --------     ----------      --------      --------     --------

Net investment income/(loss)                     $  3,943       $ 17,884     $   16,097      $    891      $  1,017     $ (2,473)
Net realized gain/(loss) on
 investment transactions                              351         (1,976)       (48,720)       (2,358)        2,758      (22,380)
Net change in unrealized appreciation/
 depreciation of investments                       29,565        142,701        251,269       249,254        68,840      163,238
                                                 --------       --------     ----------      --------      --------     --------
Net increase in net assets
 resulting from operations                         33,859        158,609        218,646       247,787        72,615      138,385
Distributions to shareholders from:
  Net investment income:
    Class A Shares                                    (25)        (5,278)        (4,443)           --            --           --
    Class B Shares                                    (20)        (1,310)            --            --            --           --
    Class C Shares                                     (7)           (45)            (2)           --            --           --
    Class I Shares                                 (2,428)       (10,743)        (8,955)           --          (731)          --
  Net realized gains on investments:
    Class A Shares                                     --             --             --            --            --           --
    Class B Shares                                     --             --             --            --            --           --
    Class C Shares                                     --             --             --            --            --           --
    Class I Shares                                     --             --             --            --            --           --
Net increase/(decrease) in net assets from
 Fund share transactions:
    Class A Shares                                  2,871         24,812        (13,099)       13,010         3,423        1,597
    Class B Shares                                  2,536          4,186        (25,890)      (11,883)        1,097      (19,346)
    Class C Shares                                  1,223          3,615            499         1,627           433          284
    Class I Shares                                151,418        101,118        116,890        73,546        76,625      207,625
    Redemption fees                                    --             --             --            --            --           --
                                                 --------       --------     ----------      --------      --------     --------
Net increase/(decrease) in net assets             189,427        274,964        283,646       324,087       153,462      328,545

NET ASSETS:
Beginning of year                                      --        633,051      1,269,888       674,398       272,941      580,350
                                                 --------       --------     ----------      --------      --------     --------
End of year                                      $189,427       $908,015     $1,553,534      $998,485      $426,403     $908,895
                                                 ========       ========     ==========      ========      ========     ========
Undistributed net investment income
 at end of year                                  $    939       $  2,013     $   13,414      $    432      $    893     $     59
                                                 ========       ========     ==========      ========      ========     ========

--------------
*    Amount represents less than $500.
**   The REIT Fund commenced operations on March 1, 2003.
***  Formerly the Small Cap Stock Fund.

                     See Notes to Financial Statements.

62





                                                                                             U.S.
                                                Small Cap   International   Short Term    Government
                                                 Growth         Growth        Income      Securities      Income
                                                 Fund***        Fund           Fund          Fund          Fund
                                                --------      --------      ----------    ----------    ----------

Net investment income/(loss)                    $ (1,131)     $  2,540      $  6,961     $   35,146     $   51,298
Net realized gain/(loss) on
 investment transactions                         (39,625)      (12,285)         (120)         3,661           (554)
Net change in unrealized appreciation/
 depreciation of investments                     198,438        73,387         3,462        (22,244)        34,433
                                                --------      --------      --------     ----------     ----------
Net increase in net assets
 resulting from operations                       157,682        63,642        10,303         16,563         85,177
Distributions to shareholders from:
  Net investment income:
    Class A Shares                                    --          (132)       (1,634)        (9,254)        (8,813)
    Class B Shares                                    --            --        (1,127)       (11,697)        (9,963)
    Class C Shares                                    --            --*         (365)          (645)          (702)
    Class I Shares                                    --        (2,398)       (4,377)       (23,771)       (37,421)
  Net realized gains on investments:
    Class A Shares                                    --            --            --             --             --
    Class B Shares                                    --            --            --             --             --
    Class C Shares                                    --            --            --             --             --
    Class I Shares                                    --            --            --             --             --
Net increase/(decrease) in net assets from
 Fund share transactions:
    Class A Shares                                 8,514           (33)       43,313        (13,689)        18,854
    Class B Shares                                (3,193)       (1,504)       19,193        (11,451)        47,302
    Class C Shares                                   246            24        12,002          2,282          7,310
    Class I Shares                                92,786        77,066        38,527        306,496        172,935
    Redemption fees                                   --           128            --             --             --
                                                --------      --------      --------     ----------     ----------
Net increase/(decrease) in net assets            256,035       136,793       115,835        254,834        274,679

NET ASSETS:
Beginning of year                                180,911       211,240       147,681        845,208        767,784
                                                --------      --------      --------     ----------     ----------
End of year                                     $436,946      $348,033      $263,516     $1,100,042     $1,042,463
                                                ========      ========      ========     ==========     ==========
Undistributed net investment income
 at end of year                                 $     --      $  4,050      $     18     $      530     $      883
                                                ========      ========      ========     ==========     ==========


                                                                                              California
                                                                                               Insured
                                                    High        Tax-Exempt     California    Intermediate
                                                    Yield          Bond         Municipal     Municipal
                                                    Fund           Fund           Fund           Fund
                                                  --------      ----------     ----------    ------------

Net investment income/(loss)                      $ 36,042       $ 10,797       $ 21,643       $  4,981
Net realized gain/(loss) on
 investment transactions                           (16,228)         3,451           (585)         2,643
Net change in unrealized appreciation/
 depreciation of investments                        88,798         (1,438)        (2,957)        (1,578)
                                                  --------       --------       --------       --------
Net increase in net assets
 resulting from operations                         108,612         12,810         18,101          6,046
Distributions to shareholders from:
  Net investment income:
    Class A Shares                                  (2,848)        (9,009)       (11,448)        (2,332)
    Class B Shares                                  (5,361)        (1,677)        (9,904)        (2,389)
    Class C Shares                                    (926)          (117)          (299)          (256)
    Class I Shares                                 (30,363)            --             --             --
  Net realized gains on investments:
    Class A Shares                                      --         (1,785)        (1,820)          (290)
    Class B Shares                                      --           (397)        (1,892)          (455)
    Class C Shares                                      --            (21)           (45)           (43)
    Class I Shares                                      --             --             --             --
Net increase/(decrease) in net assets from
 Fund share transactions:
    Class A Shares                                  30,461         (6,143)       (30,048)        18,113
    Class B Shares                                  29,384         (2,166)       (36,607)         3,952
    Class C Shares                                  20,399          1,955          1,689          2,355
    Class I Shares                                 127,185             --             --             --
    Redemption fees                                     --             --             --             --
                                                  --------       --------       --------       --------
Net increase/(decrease) in net assets              276,543         (6,550)       (72,273)        24,701

NET ASSETS:
Beginning of year                                  305,061        263,376        588,422        154,295
                                                  --------       --------       --------       --------
End of year                                       $581,604       $256,826       $516,149       $178,996
                                                  ========       ========       ========       ========
Undistributed net investment income
 at end of year                                   $    617       $    119       $     39       $     62
                                                  ========       ========       ========       ========


                     See Notes to Financial Statements.

statements of changes in net assets -- capital stock activity

WM GROUP OF FUNDS

(In thousands)


                                                               REIT Fund***             Equity Income Fund
                                                       ------------------------      -------------------------
                                                       Six Months                    Six Months
                                                          Ended         Period         Ended
                                                        04/30/04        Ended         04/30/04      Year Ended
                                                       (unaudited)     10/31/03      (unaudited)     10/31/03
                                                       -----------     --------      -----------    ----------

AMOUNT
  Class A:
    Sold                                                 $ 3,304       $  2,955       $ 69,206       $ 56,481
    Issued as reinvestment of dividends                       61             22          2,643          4,956
    Redeemed                                              (1,087)          (106)       (20,289)       (36,625)
                                                         -------       --------       --------       --------
    Net increase/(decrease)                              $ 2,278       $  2,871       $ 51,560       $ 24,812
                                                         =======       ========       ========       ========
  Class B:
    Sold                                                 $ 1,893       $  2,702       $ 20,670       $ 26,991
    Issued as reinvestment of dividends                       35             15            469          1,258
    Redeemed                                                (634)          (181)       (12,845)       (24,063)
                                                         -------       --------       --------       --------
    Net increase/(decrease)                              $ 1,294       $  2,536       $  8,294       $  4,186
                                                         =======       ========       ========       ========
  Class C:
    Sold                                                 $ 2,016       $  1,369       $ 11,451       $  4,653
    Issued as reinvestment of dividends                       27              6             57             36
    Redeemed                                                (807)          (152)          (872)        (1,074)
                                                         -------       --------       --------       --------
    Net increase                                         $ 1,236       $  1,223       $ 10,636       $  3,615
                                                         =======       ========       ========       ========
Class I:
    Sold                                                 $39,531       $149,045       $164,518       $129,517
    Issued as reinvestment of dividends                    4,243          2,428          7,056         10,743
    Redeemed                                                  --            (55)            --        (39,142)
                                                         -------       --------       --------       --------
    Net increase/(decrease)                              $43,774       $151,418       $171,574       $101,118
                                                         =======       ========       ========       ========
SHARES
  Class A:
    Sold                                                     242            261          4,110          4,099
    Issued as reinvestment of dividends                        4              2            161            365
    Redeemed                                                 (80)            (9)        (1,209)        (2,707)
                                                         -------       --------       --------       --------
    Net increase/(decrease)                                  166            254          3,062          1,757
                                                         =======       ========       ========       ========
  Class B:
    Sold                                                     138            241          1,239          1,956
    Issued as reinvestment of dividends                        3              1             29             93
    Redeemed                                                 (48)           (16)          (776)        (1,791)
                                                         -------       --------       --------       --------
    Net increase/(decrease)                                   93            226            492            258
                                                         =======       ========       ========       ========
  Class C:
    Sold                                                     149            118            696            322
    Issued as reinvestment of dividends                        2              1              3              3
    Redeemed                                                 (58)           (13)           (53)           (76)
                                                         -------       --------       --------       --------
    Net increase                                              93            106            646            249
                                                         =======       ========       ========       ========
  Class I:
    Sold                                                   2,993         14,399          9,946          9,118
    Issued as reinvestment of dividends                      316            209            430            789
    Redeemed                                                  --             (5)            --         (3,141)
                                                         -------       --------       --------       --------
    Net increase/(decrease)                                3,309         14,603         10,376          6,766
                                                         =======       ========       ========       ========


                                                                  Growth &                 West Coast Equity
                                                                Income Fund                      Fund
                                                         -------------------------     --------------------------
                                                         Six Months                    Six Months
                                                            Ended                         Ended
                                                          04/30/04      Year Ended      04/30/04       Year Ended
                                                         (unaudited)     10/31/03      (unaudited)      10/31/03
                                                         -----------    ----------     -----------     ----------

AMOUNT
  Class A:
    Sold                                                  $ 46,386       $ 66,365       $ 73,905        $ 74,984
    Issued as reinvestment of dividends                      5,039          4,315             --              --
    Redeemed                                               (38,633)       (83,779)       (29,867)        (61,975)
                                                          --------       --------       --------        --------
    Net increase/(decrease)                               $ 12,792       $(13,099)      $ 44,038        $ 13,009
                                                          ========       ========       ========        ========
  Class B:
    Sold                                                  $  6,680       $ 10,310       $ 21,719        $ 19,122
    Issued as reinvestment of dividends                         --             --             --              --
    Redeemed                                               (23,780)       (36,200)       (15,422)        (31,005)
                                                          --------       --------       --------        --------
    Net increase/(decrease)                               $(17,100)      $(25,890)      $  6,297        $(11,883)
                                                          ========       ========       ========        ========
  Class C:
    Sold                                                  $    732       $    650       $  4,587        $  2,289
    Issued as reinvestment of dividends                          6              2             --              --
    Redeemed                                                  (221)          (153)        (1,507)           (662)
                                                          --------       --------       --------        --------
    Net increase                                          $    517       $    499       $  3,080        $  1,627
                                                          ========       ========       ========        ========
Class I:
    Sold                                                  $253,207       $200,685       $ 75,054        $ 76,832
    Issued as reinvestment of dividends                     12,393          8,955            437              --
    Redeemed                                                (1,055)       (92,750)        (1,060)         (3,286)
                                                          --------       --------       --------        --------
    Net increase/(decrease)                               $264,545       $116,890       $ 74,431        $ 73,546
                                                          ========       ========       ========        ========
SHARES
  Class A:
    Sold                                                     1,991          3,449          2,156           2,844
    Issued as reinvestment of dividends                        229            232             --              --
    Redeemed                                                (1,675)        (4,358)          (873)         (2,401)
                                                          --------       --------       --------        --------
    Net increase/(decrease)                                    545           (677)         1,283             443
                                                          ========       ========       ========        ========
  Class B:
    Sold                                                       300            545            702             780
    Issued as reinvestment of dividends                         --             --             --              --
    Redeemed                                                (1,067)        (1,942)          (501)         (1,290)
                                                          --------       --------       --------        --------
    Net increase/(decrease)                                   (767)        (1,397)           201            (510)
                                                          ========       ========       ========        ========
  Class C:
    Sold                                                        33             33            148              87
    Issued as reinvestment of dividends                         --**           --**           --              --
    Redeemed                                                    (9)            (8)           (48)            (26)
                                                          --------       --------       --------        --------
    Net increase                                                24             25            100              61
                                                          ========       ========       ========        ========
  Class I:
    Sold                                                    11,091          9,825          2,210           2,740
    Issued as reinvestment of dividends                        562            480             13              --
    Redeemed                                                   (46)        (5,242)           (30)           (139)
                                                          --------       --------       --------        --------
    Net increase/(decrease)                                 11,607          5,063          2,193           2,601
                                                          ========       ========       ========        ========


--------
  *  Amount represents less than $500.
 **  Amount represents less than 500 shares.
***  The REIT Fund commenced operations on March 1, 2003.
  + The Small Cap Value Fund commenced operations on March 1, 2004. ++ Formerly the Small Cap Stock Fund.

                     See Notes to Financial Statements.

64






                                                                   Mid Cap                                           Small Cap
                                                                 Stock Fund                   Growth Fund           Value Fund+
                                                        --------------------------     -------------------------    -----------
                                                        Six Months                     Six Months                     Period
                                                           Ended                         Ended                         Ended
                                                         04/30/04       Year Ended      04/30/04      Year Ended      04/30/04
                                                        (unaudited)      10/31/03      (unaudited)     10/31/03     (unaudited)
                                                        -----------     ----------     -----------    ----------    -----------

AMOUNT
  Class A:
    Sold                                                 $ 13,443        $ 13,942       $ 17,887       $ 22,793       $  1,461
    Issued as reinvestment of dividends                       133              --             --             --             --
    Redeemed                                               (3,833)        (10,519)       (11,988)       (21,196)            (1)
                                                         --------        --------       --------       --------       --------
    Net increase/(decrease)                              $  9,743        $  3,423       $  5,899       $  1,597       $  1,460
                                                         ========        ========       ========       ========       ========
  Class B:
    Sold                                                 $  2,322        $  4,263       $  4,542       $  8,554       $    246
    Issued as reinvestment of dividends                        45              --             --             --             --
    Redeemed                                               (1,795)         (3,166)       (17,661)       (27,900)            --*
                                                         --------        --------       --------       --------       --------
    Net increase/(decrease)                              $    572        $  1,097       $(13,119)      $(19,346)      $    246
                                                         ========        ========       ========       ========       ========
  Class C:
    Sold                                                 $    506        $    535       $    955       $    868       $    253
    Issued as reinvestment of dividends                         2              --             --             --             --
    Redeemed                                                  (33)           (102)          (140)          (584)            (1)
                                                         --------        --------       --------       --------       --------
    Net increase                                         $    475        $    433       $    815       $    284       $    252
                                                         ========        ========       ========       ========       ========
Class I:
    Sold                                                 $125,003        $ 89,217       $339,101       $221,664       $216,136
    Issued as reinvestment of dividends                     2,440             731             --             --             --
    Redeemed                                                  (80)        (13,323)          (230)       (14,039)            --
                                                         --------        --------       --------       --------       --------
    Net increase/(decrease)                              $127,363        $ 76,625       $338,871       $207,625       $216,136
                                                         ========        ========       ========       ========       ========
SHARES
  Class A:
    Sold                                                      821           1,031          1,235          1,869            145
    Issued as reinvestment of dividends                         9              --             --             --             --
    Redeemed                                                 (233)           (790)          (830)        (1,764)            --**
                                                         --------        --------       --------       --------       --------
    Net increase/(decrease)                                   597             241            405            105            145
                                                         ========        ========       ========       ========       ========
  Class B:
    Sold                                                      148             326            347            765             25
    Issued as reinvestment of dividends                         3              --             --             --             --
    Redeemed                                                 (114)           (245)        (1,345)        (2,551)            --**
                                                         --------        --------       --------       --------       --------
    Net increase/(decrease)                                    37              81           (998)        (1,786)            25
                                                         ========        ========       ========       ========       ========
  Class C:
    Sold                                                       32              40             72             77             25
    Issued as reinvestment of dividends                        --              --             --             --             --
    Redeemed                                                   (2)             (7)           (10)           (51)            --**
                                                         --------        --------       --------       --------       --------
    Net increase                                               30              33             62             26             25
                                                         ========        ========       ========       ========       ========
  Class I:
    Sold                                                    7,605           6,369         22,679         17,849         21,644
    Issued as reinvestment of dividends                       153              57             --             --             --
    Redeemed                                                   (5)         (1,069)           (15)        (1,249)            --
                                                         --------        --------       --------       --------       --------
    Net increase/(decrease)                                 7,753           5,357         22,664         16,600         21,644
                                                         ========        ========       ========       ========       ========


                                                                 Small Cap                      International
                                                                Growth Fund++                    Growth Fund
                                                       ----------------------------       --------------------------
                                                       Six Months                         Six Months
                                                          Ended                              Ended
                                                         04/30/04        Year Ended        04/30/04       Year Ended
                                                       (unaudited)        10/31/03        (unaudited)      10/31/03
                                                       -----------       ----------       -----------     ----------

AMOUNT
  Class A:
    Sold                                                $  27,192         $ 24,009         $ 11,785        $ 24,133
    Issued as reinvestment of dividends                        --               --              245             129
    Redeemed                                              (10,649)         (15,495)          (4,982)        (24,295)
                                                        ---------         --------         --------        --------
    Net increase/(decrease)                             $  16,543         $  8,514         $  7,048        $    (33)
                                                        =========         ========         ========        ========
  Class B:
    Sold                                                $   3,206         $  2,742         $  1,013        $    498
    Issued as reinvestment of dividends                        --               --               --              --
    Redeemed                                               (5,453)          (5,935)          (1,187)         (2,002)
                                                        ---------         --------         --------        --------
    Net increase/(decrease)                             $  (2,247)        $ (3,193)        $   (174)       $ (1,504)
                                                        =========         ========         ========        ========
  Class C:
    Sold                                                $     756         $    253         $    436        $     46
    Issued as reinvestment of dividends                        --               --                1              --*
    Redeemed                                                 (149)              (7)            (190)            (22)
                                                        ---------         --------         --------        --------
    Net increase                                        $     607         $    246         $    247        $     24
                                                        =========         ========         ========        ========
Class I:
    Sold                                                $   7,129         $ 94,896         $103,253        $ 75,087
    Issued as reinvestment of dividends                        --               --            4,799           2,398
    Redeemed                                             (159,633)          (2,110)              --            (419)
                                                        ---------         --------         --------        --------
    Net increase/(decrease)                             $(152,504)        $ 92,786         $108,052        $ 77,066
                                                        =========         ========         ========        ========
SHARES
  Class A:
    Sold                                                    1,851            2,424            1,313           3,439
    Issued as reinvestment of dividends                        --               --               29              19
    Redeemed                                                 (721)          (1,609)            (556)         (3,460)
                                                        ---------         --------         --------        --------
    Net increase/(decrease)                                 1,130              815              786              (2)
                                                        =========         ========         ========        ========
  Class B:
    Sold                                                      247              284              117              71
    Issued as reinvestment of dividends                        --               --               --              --
    Redeemed                                                 (418)            (700)            (136)           (298)
                                                        ---------         --------         --------        --------
    Net increase/(decrease)                                  (171)            (416)             (19)           (227)
                                                        =========         ========         ========        ========
  Class C:
    Sold                                                       57               25               50               6
    Issued as reinvestment of dividends                        --               --               --              --**
    Redeemed                                                  (11)              (1)             (20)             (3)
                                                        ---------         --------         --------        --------
    Net increase                                               46               24               30               3
                                                        =========         ========         ========        ========
  Class I:
    Sold                                                      463            9,921           11,509          10,121
    Issued as reinvestment of dividends                        --               --              563             353
    Redeemed                                              (10,696)            (201)              --             (62)
                                                        ---------         --------         --------        --------
    Net increase/(decrease)                               (10,233)           9,720           12,072          10,412
                                                        =========         ========         ========        ========

                     See Notes to Financial Statements.

statements of changes in net assets -- capital stock activity (continued)

WM GROUP OF FUNDS

(In thousands)

                                                     Short Term                 U.S. Government
                                                    Income Fund                 Securities Fund                 Income Fund
                                             -------------------------     ------------------------     --------------------------
                                             Six Months                    Six Months                   Six Months
                                               Ended                         Ended                        Ended
                                              04/30/04      Year Ended      04/30/04     Year Ended      04/30/04       Year Ended
                                             (unaudited)     10/31/03      (unaudited)    10/31/03      (unaudited)      10/31/03
                                             ----------     ----------     -----------   ----------     -----------     ----------
AMOUNT
Class A:
Sold                                          $ 17,114       $ 71,736       $  9,733      $  69,243       $ 22,533       $ 60,366
Issued as reinvestment of dividends                745          1,216          2,616          6,886          2,641          5,763
Redeemed                                       (31,937)       (29,639)       (33,763)       (89,818)       (25,090)       (47,275)
                                              --------       --------       --------      ---------       --------       --------
Net increase/(decrease)                       $(14,078)      $ 43,313       $(21,414)     $ (13,689)      $     84       $ 18,854
                                              ========       ========       ========      =========       ========       ========
Class B:
Sold                                          $  4,184       $ 36,739       $  4,574      $ 113,475       $ 12,967       $110,302
Issued as reinvestment of dividends                391            961          3,128          9,525          2,575          6,133
Redeemed                                       (14,023)       (18,507)       (66,874)      (134,451)       (37,650)       (69,133)
                                              --------       --------       --------      ---------       --------       --------
Net increase/(decrease)                       $ (9,448)      $ 19,193       $(59,172)     $ (11,451)      $(22,108)      $ 47,302
                                              ========       ========       ========      =========       ========       ========
Class C:
Sold                                          $  7,080       $ 20,332       $  1,315      $  18,299       $  2,894       $ 15,209
Issued as reinvestment of dividends                167            297            150            498            226            493
Redeemed                                        (7,330)        (8,627)        (5,371)       (16,515)        (5,195)        (8,392)
                                              --------       --------       --------      ---------       --------       --------
Net increase/(decrease)                       $    (83)      $ 12,002       $ (3,906)     $   2,282       $ (2,075)      $  7,310
                                              ========       ========       ========      =========       ========       ========
Class I:
Sold                                          $ 23,137       $ 43,564       $402,442      $ 288,492       $ 88,627       $167,205
Issued as reinvestment of dividends              2,458          4,377         19,769         23,771         21,753         37,421
Redeemed                                            --         (9,414)          (270)        (5,767)            --        (31,691)
                                              --------       --------       --------      ---------       --------       --------
Net increase                                  $ 25,595       $ 38,527       $421,941      $ 306,496       $110,380       $172,935
                                              ========       ========       ========      =========       ========       ========

SHARES
Class A:
Sold                                             7,136         29,949            890          6,234          2,373          6,421
Issued as reinvestment of dividends                310            508            240            622            279            617
Redeemed                                       (13,324)       (12,377)        (3,093)        (8,146)        (2,650)        (5,074)
                                              --------       --------       --------      ---------       --------       --------
Net increase/(decrease)                         (5,878)        18,080         (1,963)        (1,290)             2          1,964
                                              ========       ========       ========      =========       ========       ========
Class B:
Sold                                             1,743         15,353            418         10,189          1,362         11,762
Issued as reinvestment of dividends                163            402            287            861            271            654
Redeemed                                        (5,843)        (7,735)        (6,129)       (12,238)        (3,965)        (7,403)
                                              --------       --------       --------      ---------       --------       --------
Net increase/(decrease)                         (3,937)         8,020         (5,424)        (1,188)        (2,332)         5,013
                                              ========       ========       ========      =========       ========       ========
Class C:
Sold                                             2,945          8,484            120          1,646            304          1,623
Issued as reinvestment of dividends                 70            124             14             45             24             53
Redeemed                                        (3,053)        (3,601)          (493)        (1,503)          (547)          (899)
                                              --------       --------       --------      ---------       --------       --------
Net increase/(decrease)                            (38)         5,007           (359)           188           (219)           777
                                              ========       ========       ========      =========       ========       ========
Class I:
Sold                                             9,649         18,183         36,823         26,164          9,386         17,970
Issued as reinvestment of dividends              1,024          1,829          1,814          2,152          2,294          4,001
Redeemed                                            --         (3,958)           (25)          (518)            --         (3,401)
                                              --------       --------       --------      ---------       --------       --------
Net increase                                    10,673         16,054         38,612         27,798         11,680         18,570
                                              ========       ========       ========      =========       ========       ========

                     See Notes to Financial Statements.

66





                                                              High Yield Fund              Tax-Exempt Bond Fund
                                                        --------------------------      --------------------------
                                                        Six Months                      Six Months
                                                          Ended                           Ended
                                                         04/30/04       Year Ended       04/30/04       Year Ended
                                                        (unaudited)      10/31/03       (unaudited)      10/31/03
                                                        -----------     ----------      -----------     ----------
AMOUNT
Class A:
Sold                                                     $ 30,267        $ 82,999        $  8,639        $ 37,452
Issued as reinvestment of dividends                         1,122           1,486           4,890           7,653
Redeemed                                                  (15,090)        (54,024)        (22,189)        (51,248)
                                                         --------        --------        --------        --------
Net increase/(decrease)                                  $ 16,299        $ 30,461        $ (8,660)       $ (6,143)
                                                         ========        ========        ========        ========
Class B:
Sold                                                     $ 13,101        $ 45,952        $    925        $ 12,667
Issued as reinvestment of dividends                         1,278           2,344             897           1,402
Redeemed                                                  (17,221)        (18,912)         (6,369)        (16,235)
                                                         --------        --------        --------        --------
Net increase/(decrease)                                  $ (2,842)       $ 29,384        $ (4,547)       $ (2,166)
                                                         ========        ========        ========        ========
Class C:
Sold                                                     $ 11,393        $ 22,849        $    902        $  3,001
Issued as reinvestment of dividends                           517             494             100             118
Redeemed                                                   (6,776)         (2,944)         (1,280)         (1,164)
                                                         --------        --------        --------        --------
Net increase/(decrease)                                  $  5,134        $ 20,399        $   (278)       $  1,955
                                                         ========        ========        ========        ========
Class I:
Sold                                                     $ 54,510        $107,483              --              --
Issued as reinvestment of dividends                        19,395          30,363              --              --
Redeemed                                                       --         (10,661)             --              --
                                                         --------        --------
Net increase                                             $ 73,905        $127,185              --              --
                                                         ========        ========

SHARES
Class A:
Sold                                                        3,691          11,040           1,083           4,702
Issued as reinvestment of dividends                           137             198             616             962
Redeemed                                                   (1,841)         (7,111)         (2,788)         (6,452)
                                                         --------        --------        --------        --------
Net increase/(decrease)                                     1,987           4,127          (1,089)           (788)
                                                         ========        ========        ========        ========
Class B:
Sold                                                        1,595           6,182             116           1,587
Issued as reinvestment of dividends                           156             313             113             176
Redeemed                                                   (2,091)         (2,527)           (798)         (2,047)
                                                         --------        --------        --------        --------
Net increase/(decrease)                                      (340)          3,968            (569)           (284)
                                                         ========        ========        ========        ========
Class C:
Sold                                                        1,386           3,042             113             375
Issued as reinvestment of dividends                            63              65              13              14
Redeemed                                                     (828)           (389)           (160)           (146)
                                                         --------        --------        --------        --------
Net increase/(decrease)                                       621           2,718             (34)            243
                                                         ========        ========        ========        ========
Class I:
Sold                                                        6,772          14,436              --              --
Issued as reinvestment of dividends                         2,374           4,104              --              --
Redeemed                                                       --          (1,513)             --              --
                                                         --------        --------
Net increase                                                9,146          17,027              --              --
                                                         ========        ========


                                                                California                California Insured
                                                              Municipal Fund          Intermediate Municipal Fund
                                                        -------------------------     ---------------------------
                                                        Six Months                    Six Months
                                                          Ended                         Ended
                                                         04/30/04      Year Ended      04/30/04       Year Ended
                                                        (unaudited)     10/31/03      (unaudited)      10/31/03
                                                        -----------    ----------     -----------     ----------
AMOUNT
Class A:
Sold                                                     $ 13,066       $ 40,491       $ 14,927        $ 57,345
Issued as reinvestment of dividends                         3,321          8,684          1,402           1,916
Redeemed                                                  (25,761)       (79,223)       (12,024)        (41,148)
                                                         --------       --------       --------        --------
Net increase/(decrease)                                  $ (9,374)      $(30,048)      $  4,305        $ 18,113
                                                         ========       ========       ========        ========
Class B:
Sold                                                     $  2,704       $ 32,825       $  2,812        $ 32,897
Issued as reinvestment of dividends                         2,897          8,456          1,494           2,258
Redeemed                                                  (34,813)       (77,888)       (15,296)        (31,203)
                                                         --------       --------       --------        --------
Net increase/(decrease)                                  $(29,212)      $(36,607)      $(10,990)       $  3,952
                                                         ========       ========       ========        ========
Class C:
Sold                                                     $    327       $  5,866       $  1,017        $  7,940
Issued as reinvestment of dividends                            98            279            160             238
Redeemed                                                   (2,410)        (4,456)        (1,880)         (5,823)
                                                         --------       --------       --------        --------
Net increase/(decrease)                                  $ (1,985)      $  1,689       $   (703)       $  2,355
                                                         ========       ========       ========        ========
Class I:
Sold                                                           --             --             --              --
Issued as reinvestment of dividends                            --             --             --              --
Redeemed                                                       --             --             --              --

Net increase                                                   --             --             --              --


SHARES
Class A:
Sold                                                        1,148          3,569          1,337           5,143
Issued as reinvestment of dividends                           293            768            126             172
Redeemed                                                   (2,267)        (7,049)        (1,079)         (3,713)
                                                         --------       --------       --------        --------
Net increase/(decrease)                                      (826)        (2,712)           384           1,602
                                                         ========       ========       ========        ========
Class B:
Sold                                                          239          2,891            252           2,949
Issued as reinvestment of dividends                           255            748            135             203
Redeemed                                                   (3,066)        (6,933)        (1,371)         (2,814)
                                                         --------       --------       --------        --------
Net increase/(decrease)                                    (2,572)        (3,294)          (984)            338
                                                         ========       ========       ========        ========
Class C:
Sold                                                           29            516             91             712
Issued as reinvestment of dividends                             9             25             14              21
Redeemed                                                     (214)          (398)          (168)           (524)
                                                         --------       --------       --------        --------
Net increase/(decrease)                                      (176)           143            (63)            209
                                                         ========       ========       ========        ========
Class I:
Sold                                                           --             --             --              --
Issued as reinvestment of dividends                            --             --             --              --
Redeemed                                                       --             --             --              --

Net increase                                                   --             --             --              --



                     See Notes to Financial Statements.

financial highlights

For a Fund share outstanding throughout each period.

                                                           Income from Investment Operations
                                                     ---------------------------------------------




                                                                       Net Realized
                                  Net Asset Value,                    and Unrealized   Total from
                                    Beginning of     Net Investment   Gain/(Loss) on   Investment
                                       Period            Income         Investments    Operations
                                  ----------------   --------------   --------------   ----------
REIT FUND
Class A
04/30/04 (unaudited)                   $12.46            $0.19(6)         $ 0.36          $0.55
10/31/03(3)                             10.00             0.28(6)           2.35           2.63

Class B
04/30/04 (unaudited)                    12.43             0.14(6)           0.36           0.50
10/31/03(3)                             10.00             0.22(6)           2.35           2.57

Class C
04/30/04 (unaudited)                    12.43             0.15(6)           0.36           0.51
10/31/03(3)                             10.00             0.23(6)           2.35           2.58

Class I
04/30/04 (unaudited)                    12.47             0.23(6)           0.36           0.59
10/31/03(3)                             10.00             0.34(6)           2.32           2.66

EQUITY INCOME FUND
Class A
04/30/04 (unaudited)                   $15.46            $0.15(6)         $ 1.39          $1.54
10/31/03                                12.73             0.33(6)           2.73           3.06
10/31/02                                14.85             0.40(6)          (1.85)         (1.45)
10/31/01                                15.59             0.48(6)           0.37           0.85
10/31/00                                14.60             0.49(6)           1.42           1.91
10/31/99                                14.02             0.41              0.61           1.02

Class B
04/30/04 (unaudited)                    15.36             0.07(6)           1.38           1.45
10/31/03                                12.65             0.20(6)           2.71           2.91
10/31/02                                14.78             0.27(6)          (1.85)         (1.58)
10/31/01                                15.52             0.35(6)           0.38           0.73
10/31/00                                14.53             0.37(6)           1.42           1.79
10/31/99                                13.96             0.27              0.63           0.90

Class C
04/30/04 (unaudited)                    15.29             0.08(6)           1.39           1.47
10/31/03                                12.62             0.22(6)           2.68           2.90
10/31/02(4)                             15.09             0.18(6)          (2.43)         (2.25)

Class I
04/30/04 (unaudited)                    15.45             0.17(6)           1.40           1.57
10/31/03                                12.73             0.38(6)           2.72           3.10
10/31/02                                14.85             0.45(6)          (1.85)         (1.40)
10/31/01                                15.59             0.54(6)           0.35           0.89
10/31/00(5)                             14.47             0.11(6)           1.13           1.24


                                               Less Distributions
                                  --------------------------------------------




                                                  Distributions
                                  Dividends from      from
                                  Net Investment  Net Realized       Total     Net Asset Value,
                                      Income      Capital Gains  Distributions  End of Period
                                  --------------  -------------  ------------- ----------------
REIT FUND
Class A
04/30/04 (unaudited)                  $(0.18)        $(0.06)        $(0.24)         $12.77
10/31/03(3)                            (0.17)            --          (0.17)          12.46

Class B
04/30/04 (unaudited)                   (0.13)         (0.06)         (0.19)          12.74
10/31/03(3)                            (0.14)            --          (0.14)          12.43

Class C
04/30/04 (unaudited)                   (0.14)         (0.06)         (0.20)          12.74
10/31/03(3)                            (0.15)            --          (0.15)          12.43

Class I
04/30/04 (unaudited)                   (0.21)         (0.06)         (0.27)          12.79
10/31/03(3)                            (0.19)            --          (0.19)          12.47

EQUITY INCOME FUND
Class A
04/30/04 (unaudited)                  $(0.15)        $   --         $(0.15)         $16.85
10/31/03                               (0.33)            --          (0.33)          15.46
10/31/02                               (0.35)         (0.32)         (0.67)          12.73
10/31/01                               (0.46)         (1.13)         (1.59)          14.85
10/31/00                               (0.48)         (0.44)         (0.92)          15.59
10/31/99                               (0.40)         (0.04)         (0.44)          14.60

Class B
04/30/04 (unaudited)                   (0.07)            --          (0.07)          16.74
10/31/03                               (0.20)            --          (0.20)          15.36
10/31/02                               (0.23)         (0.32)         (0.55)          12.65
10/31/01                               (0.34)         (1.13)         (1.47)          14.78
10/31/00                               (0.36)         (0.44)         (0.80)          15.52
10/31/99                               (0.29)         (0.04)         (0.33)          14.53

Class C
04/30/04 (unaudited)                   (0.10)            --          (0.10)          16.66
10/31/03                               (0.23)            --          (0.23)          15.29
10/31/02(4)                            (0.22)            --          (0.22)          12.62

Class I
04/30/04 (unaudited)                   (0.18)            --          (0.18)          16.84
10/31/03                               (0.38)            --          (0.38)          15.45
10/31/02                               (0.40)         (0.32)         (0.72)          12.73
10/31/01                               (0.50)         (1.13)         (1.63)          14.85
10/31/00(5)                            (0.12)            --          (0.12)          15.59


               See Notes to Financial Highlights on page 84.
                     See Notes to Financial Statements.

68





                                                        Ratios to Average Net Assets/Supplemental Data
                                      -----------------------------------------------------------------------------------
                                                                                                            Ratio of
                                                                                                       Operating Expenses
                                                                                                          to Average
                                                                                                          Net Assets
                                                                                                          Without Fee
                                                      Ratio of          Ratio of                       Waivers, Expenses
                                     Net Assets,     Operating       Net Investment                    Reimbursed and/or
                                       End of       Expenses to        Income to                        Fees Reduced by
                          Total        Period         Average          to Average       Portfolio      Credits Allowed by
                         Return(1)   (in 000's)      Net Assets        Net Assets     Turnover Rate     the Custodian(2)
                         ---------   -----------    -----------      --------------   -------------    ------------------
REIT FUND
Class A
04/30/04 (unaudited)        4.22%     $  5,366        1.34%(7)         2.86%(7)            0%              1.34%(7)
10/31/03(3)                26.43%        3,159        1.41%(7)         3.60%(7)            7%              1.41%(7)

Class B
04/30/04 (unaudited)        3.84%        4,066        2.08%(7)         2.12%(7)            0%              2.08%(7)
10/31/03(3)                25.86%        2,808        2.13%(7)         2.88%(7)            7%              2.13%(7)

Class C
04/30/04 (unaudited)        3.94%        2,540        1.99%(7)         2.21%(7)            0%              1.99%(7)
10/31/03(3)                25.88%        1,322        2.06%(7)         2.95%(7)            7%              2.06%(7)

Class I
04/30/04 (unaudited)        4.51%      229,003        0.87%(7)         3.33%(7)            0%              0.87%(7)
10/31/03(3)                26.76%      182,138        0.92%(7)         4.09%(7)            7%              0.92%(7)

EQUITY INCOME FUND
Class A
04/30/04 (unaudited)       10.01%     $344,174        0.91%(7)         1.77%(7)            5%              0.91%(7)
10/31/03                   24.43%      268,489        0.95%            2.43%              18%              0.95%
10/31/02                  (10.35)%     198,756        0.97%            2.77%              16%              0.97%
10/31/01                    5.92%      211,445        0.96%            3.17%              17%              0.97%
10/31/00                   13.73%      191,850        1.05%            3.39%              84%              1.05%
10/31/99                    7.36%      241,746        1.05%            2.61%              45%              1.05%

Class B
04/30/04 (unaudited)        9.54%      121,500        1.82%(7)         0.86%(7)            5%              1.82%(7)
10/31/03                   23.19%      103,888        1.89%            1.49%              18%              1.89%
10/31/02                  (11.20)%      82,330        1.88%            1.86%              16%              1.88%
10/31/01                    5.09%       68,549        1.81%            2.32%              17%              1.82%
10/31/00                   12.84%       47,386        1.85%            2.59%              84%              1.85%
10/31/99                    6.46%       75,485        1.84%            1.82%              45%              1.84%

Class C
04/30/04 (unaudited)        9.56%       17,265        1.72%(7)         0.96%(7)            5%              1.72%(7)
10/31/03                   23.29%        5,973        1.78%            1.60%              18%              1.78%
10/31/02(4)               (15.07)%       1,780        1.80%(7)         1.94%(7)           16%              1.80%(7)

Class I
04/30/04 (unaudited)       10.21%      751,931        0.59%(7)         2.09%(7)            5%              0.59%(7)
10/31/03                   24.77%      529,665        0.61%            2.77%              18%              0.61%
10/31/02                  (10.04)%     350,185        0.63%            3.11%              16%              0.63%
10/31/01                    6.26%      252,453        0.64%            3.49%              17%              0.65%
10/31/00(5)                 8.63%       96,436        0.72%(7)         3.72%(7)           84%              0.72%(7)


               See Notes to Financial Highlights on page 84.
                     See Notes to Financial Statements.

financial highlights

For a Fund share outstanding throughout each period.

                                                           Income from Investment Operations
                                                     --------------------------------------------




                                                                       Net Realized
                                  Net Asset Value,                    and Unrealized   Total from
                                    Beginning of     Net Investment   Gain/(Loss) on   Investment
                                       Period        Income/(Loss)      Investments    Operations
                                  ----------------   --------------   --------------   ----------

GROWTH & INCOME FUND
Class A
04/30/04  (unaudited)                   $21.59          $ 0.11(6)         $ 1.92         $ 2.03
10/31/03                                 18.44            0.22(6)           3.11           3.33
10/31/02                                 22.34            0.17(6)          (3.68)         (3.51)
10/31/01                                 27.11            0.10             (3.63)         (3.53)
10/31/00                                 24.61            0.06              3.30           3.36
10/31/99                                 19.99            0.09(6)           4.62           4.71

Class B
04/30/04  (unaudited)                    20.74           (0.00)(6)(9)       1.84           1.84
10/31/03                                 17.72            0.02(6)           3.00           3.02
10/31/02                                 21.67           (0.04)(6)         (3.55)         (3.59)
10/31/01                                 26.49           (0.13)            (3.52)         (3.65)
10/31/00                                 24.24           (0.17)             3.25           3.08
10/31/99                                 19.77           (0.09)(6)          4.56           4.47

Class C
04/30/04  (unaudited)                    20.62            0.01(6)           1.82           1.83
10/31/03                                 17.73            0.03(6)           2.98           3.01
10/31/02(4)                              21.36           (0.01)(6)         (3.62)         (3.63)

Class I
04/30/04  (unaudited)                    21.68            0.15(6)           1.92           2.07
10/31/03                                 18.52            0.29(6)           3.12           3.41
10/31/02                                 22.39            0.24(6)          (3.70)         (3.46)
10/31/01                                 27.16            0.18             (3.64)         (3.46)
10/31/00                                 24.65            0.14              3.31           3.45
10/31/99                                 20.03            0.16(6)           4.61           4.77

WEST COAST EQUITY FUND
Class A
04/30/04  (unaudited)                   $32.14          $ 0.03(6)         $ 1.31         $ 1.34
10/31/03                                 23.73            0.04(6)           8.37           8.41
10/31/02                                 28.89            0.02(6)          (4.09)         (4.07)
10/31/01                                 36.23            0.11             (2.35)         (2.24)
10/31/00                                 32.04            0.10(6)           8.22           8.32
10/31/99                                 20.37           (0.05)            11.72          11.67

Class B
04/30/04  (unaudited)                    29.14           (0.12)(6)          1.20           1.08
10/31/03                                 21.73           (0.20)(6)          7.61           7.41
10/31/02                                 26.71           (0.23)(6)         (3.73)         (3.96)
10/31/01                                 34.12           (0.15)            (2.19)         (2.34)
10/31/00                                 30.63           (0.19)(6)          7.81           7.62
10/31/99                                 19.64           (0.25)            11.24          10.99

Class C
04/30/04  (unaudited)                    29.20           (0.11)(6)          1.20           1.09
10/31/03                                 21.74           (0.18)(6)          7.64           7.46
10/31/02(4)                              27.59           (0.14)(6)         (5.71)         (5.85)

Class I
04/30/04  (unaudited)                    32.39            0.08(6)           1.33           1.41
10/31/03                                 23.83            0.13(6)           8.43           8.56
10/31/02                                 29.00            0.12(6)          (4.10)         (3.98)
10/31/01                                 36.34            0.20             (2.34)         (2.14)
10/31/00                                 32.04            0.22(6)           8.21           8.43
10/31/99(8)                              29.72            0.01              2.31           2.32


                                                Less Distributions
                                   --------------------------------------------




                                                   Distributions
                                   Dividends from      from
                                   Net Investment  Net Realized       Total     Net Asset Value,
                                       Income      Capital Gains  Distributions  End of Period
                                   --------------  -------------  ------------- ----------------

GROWTH & INCOME FUND
Class A
04/30/04  (unaudited)                  $(0.21)        $   --         $(0.21)         $23.41
10/31/03                                (0.18)            --          (0.18)          21.59
10/31/02                                (0.03)         (0.36)         (0.39)          18.44
10/31/01                                (0.07)         (1.17)         (1.24)          22.34
10/31/00                                (0.03)         (0.83)         (0.86)          27.11
10/31/99                                (0.09)         (0.00)(9)      (0.09)          24.61

Class B
04/30/04  (unaudited)                      --             --             --           22.58
10/31/03                                   --             --             --           20.74
10/31/02                                (0.00)(9)      (0.36)         (0.36)          17.72
10/31/01                                   --          (1.17)         (1.17)          21.67
10/31/00                                   --          (0.83)         (0.83)          26.49
10/31/99                                   --             --             --           24.24

Class C
04/30/04  (unaudited)                   (0.13)            --          (0.13)          22.32
10/31/03                                (0.12)            --          (0.12)          20.62
10/31/02(4)                                --             --             --           17.73

Class I
04/30/04  (unaudited)                   (0.28)            --          (0.28)          23.47
10/31/03                                (0.25)            --          (0.25)          21.68
10/31/02                                (0.05)         (0.36)         (0.41)          18.52
10/31/01                                (0.14)         (1.17)         (1.31)          22.39
10/31/00                                (0.11)         (0.83)         (0.94)          27.16
10/31/99                                (0.15)         (0.00)(9)      (0.15)          24.65

WEST COAST EQUITY FUND
Class A
04/30/04  (unaudited)                  $   --         $   --         $   --          $33.48
10/31/03                                   --             --             --           32.14
10/31/02                                (0.07)         (1.02)         (1.09)          23.73
10/31/01                                (0.03)         (5.07)         (5.10)          28.89
10/31/00                                   --          (4.13)         (4.13)          36.23
10/31/99                                   --             --             --           32.04

Class B
04/30/04  (unaudited)                      --             --             --           30.22
10/31/03                                   --             --             --           29.14
10/31/02                                (0.00)(9)      (1.02)         (1.02)          21.73
10/31/01                                   --          (5.07)         (5.07)          26.71
10/31/00                                   --          (4.13)         (4.13)          34.12
10/31/99                                   --             --             --           30.63

Class C
04/30/04  (unaudited)                      --             --             --           30.29
10/31/03                                   --             --             --           29.20
10/31/02(4)                                --             --             --           21.74

Class I
04/30/04  (unaudited)                   (0.04)            --          (0.04)          33.76
10/31/03                                   --             --             --           32.39
10/31/02                                (0.17)         (1.02)         (1.19)          23.83
10/31/01                                (0.13)         (5.07)         (5.20)          29.00
10/31/00                                   --          (4.13)         (4.13)          36.34
10/31/99(8)                                --             --             --           32.04

               See Notes to Financial Highlights on page 84.
                     See Notes to Financial Statements.

70





                                                        Ratios to Average Net Assets/Supplemental Data
                                      -----------------------------------------------------------------------------------
                                                                                                           Ratio of
                                                                                                      Operating Expenses
                                                                                                         to Average
                                                                                                         Net Assets
                                                                                                         Without Fee
                                                      Ratio of         Ratio of                       Waivers, Expenses
                                     Net Assets,     Operating      Net Investment                    Reimbursed and/or
                                       End of       Expenses to     Income/(Loss)                      Fees Reduced by
                          Total        Period         Average        to  Average       Portfolio      Credits Allowed by
                         Return(1)   (in 000's)      Net Assets       Net Assets     Turnover Rate     the Custodian(2)
                         ---------   -----------    -----------     --------------   -------------    ------------------

GROWTH & INCOME FUND
Class A
04/30/04  (unaudited)       9.41%    $  599,996       0.90%(7)          0.98%(7)          3%                 0.90%(7)
10/31/03                   18.18%       541,707       0.93%             1.12%            17%                 0.93%
10/31/02                  (16.10)%      475,010       0.94%             0.79%            22%                 0.94%
10/31/01                  (13.40)%      560,226       0.92%             0.40%            35%                 0.92%
10/31/00                   13.95%       662,086       0.94%             0.21%            35%                 0.94%
10/31/99                   23.57%       705,835       1.00%             0.37%            47%                 1.00%

Class B
04/30/04  (unaudited)       8.92%       108,410       1.90%(7)         (0.02)%(7)         3%                 1.90%(7)
10/31/03                   16.99%       115,457       1.96%             0.09%            17%                 1.96%
10/31/02                  (16.94)%      123,423       1.91%            (0.18)%           22%                 1.91%
10/31/01                  (14.20)%      186,247       1.82%            (0.50)%           35%                 1.82%
10/31/00                   13.01%       242,611       1.78%            (0.63)%           35%                 1.78%
10/31/99                   22.61%       233,216       1.76%            (0.39)%           47%                 1.84%

Class C
04/30/04  (unaudited)       8.93%         1,421       1.84%(7)          0.04%(7)          3%                 1.84%(7)
10/31/03                   17.08%           823       1.89%             0.16%            17%                 1.89%
10/31/02(4)               (17.00)%          264       1.83%(7)         (0.10)%(7)        22%                 1.83%(7)

Class I
04/30/04  (unaudited)       9.61%     1,241,907       0.57%(7)          1.31%(7)          3%                 0.57%(7)
10/31/03                   18.61%       895,547       0.59%             1.46%            17%                 0.59%
10/31/02                  (15.84)%      671,191       0.60%             1.13%            22%                 0.60%
10/31/01                  (13.12)%      768,550       0.58%             0.74%            35%                 0.58%
10/31/00                   14.35%       725,241       0.60%             0.55%            35%                 0.60%
10/31/99                   23.87%       461,629       0.67%             0.70%            47%                 0.67%

WEST COAST EQUITY FUND
Class A
04/30/04  (unaudited)       4.17%    $  588,069       0.95%(7)          0.16%(7)          8%                 0.95%(7)
10/31/03                   35.44%       523,308       1.02%             0.14%            14%                 1.02%
10/31/02                  (14.94)%      375,821       1.05%             0.07%            16%                 1.05%
10/31/01                   (6.55)%      427,215       1.01%             0.38%            27%                 1.01%
10/31/00                   28.73%       442,253       1.02%             0.27%            42%                 1.02%
10/31/99                   57.29%       338,980       1.15%            (0.21)%           41%                 1.15%

Class B
04/30/04  (unaudited)       3.67%       132,798       1.90%(7)         (0.79)%(7)         8%                 1.90%(7)
10/31/03                   34.10%       122,221       2.01%            (0.85)%           14%                 2.01%
10/31/02                  (15.73)%      102,208       2.00%            (0.88)%           16%                 2.00%
10/31/01                   (7.40)%      109,655       1.89%            (0.50)%           27%                 1.89%
10/31/00                   27.67%       116,672       1.84%            (0.55)%           42%                 1.84%
10/31/99                   55.96%        77,658       1.99%            (1.05)%           41%                 1.99%

Class C
04/30/04  (unaudited)       3.73%         6,741       1.80%(7)         (0.69)%(7)         8%                 1.80%(7)
10/31/03                   34.27%         3,593       1.90%            (0.74)%           14%                 1.90%
10/31/02(4)               (21.20)%        1,341       1.96%(7)         (0.84)%(7)        16%                 1.96%(7)

Class I
04/30/04  (unaudited)       4.35%       438,149       0.62%(7)          0.49%(7)          8%                 0.62%(7)
10/31/03                   35.92%       349,363       0.67%             0.49%            14%                 0.67%
10/31/02                  (14.65)%      195,029       0.70%             0.42%            16%                 0.70%
10/31/01                   (6.22)%      176,303       0.68%             0.71%            27%                 0.68%
10/31/00                   29.11%       148,954       0.70%             0.59%            42%                 0.70%
10/31/99(8)                 7.81%         6,102       0.81%(7)          0.13%(7)         41%                 0.81%(7)



               See Notes to Financial Highlights on page 84.
                     See Notes to Financial Statements.

financial highlights

For a Fund share outstanding throughout each period.

                                                           Income from Investment Operations
                                                     --------------------------------------------




                                                                       Net Realized
                                  Net Asset Value,                    and Unrealized   Total from
                                    Beginning of     Net Investment   Gain/(Loss) on   Investment
                                       Period        Income/(Loss)      Investments    Operations
                                  ----------------   --------------   --------------   ----------
MID CAP STOCK FUND
Class A
04/30/04  (unaudited)                  $15.34           $ 0.01(6)        $  1.22        $  1.23
10/31/03                                12.39             0.01(6)           2.94           2.95
10/31/02                                13.50            (0.01)(6)         (0.60)         (0.61)
10/31/01                                12.58            (0.03)(6)          1.00           0.97
10/31/00(10)                            10.00            (0.02)(6)          2.60           2.58

Class B
04/30/04  (unaudited)                   14.82            (0.07)(6)          1.18           1.11
10/31/03                                12.09            (0.13)(6)          2.86           2.73
10/31/02                                13.31            (0.15)(6)         (0.57)         (0.72)
10/31/01                                12.51            (0.15)(6)          1.00           0.85
10/31/00(10)                            10.00            (0.08)(6)          2.59           2.51

Class C
04/30/04  (unaudited)                   14.83            (0.07)(6)          1.19           1.12
10/31/03                                12.10            (0.12)(6)          2.85           2.73
10/31/02(4)                             13.60            (0.10)(6)         (1.40)         (1.50)

Class I
04/30/04  (unaudited)                   15.50             0.03(6)           1.25           1.28
10/31/03                                12.51             0.06(6)           2.97           3.03
10/31/02                                13.59             0.04(6)          (0.60)         (0.56)
10/31/01                                12.62             0.04(6)           1.00           1.04
10/31/00(10)                            10.00             0.02(6)           2.60           2.62

GROWTH FUND
Class A
04/30/04  (unaudited)                  $13.71           $(0.04)(6)       $  0.56        $  0.52
10/31/03                                11.47            (0.08)(6)          2.32           2.24
10/31/02                                15.23            (0.10)(6)         (3.66)         (3.76)
10/31/01                                32.78            (0.09)(6)        (13.13)        (13.22)
10/31/00                                29.71            (0.14)(6)          7.04           6.90
10/31/99                                17.64            (0.21)(6)         14.11          13.90

Class B
04/30/04  (unaudited)                   12.49            (0.09)(6)          0.51           0.42
10/31/03                                10.55            (0.18)(6)          2.12           1.94
10/31/02                                14.13            (0.21)(6)         (3.37)         (3.58)
10/31/01                                30.78            (0.24)(6)        (12.24)        (12.48)
10/31/00                                28.29            (0.38)(6)          6.70           6.32
10/31/99                                16.99            (0.38)(6)         13.51          13.13

Class C
04/30/04  (unaudited)                   12.55            (0.08)(6)          0.52           0.44
10/31/03                                10.56            (0.14)(6)          2.13           1.99
10/31/02(4)                             13.48            (0.11)(6)         (2.81)         (2.92)

Class I
04/30/04  (unaudited)                   14.13             0.01(6)           0.57           0.58
10/31/03                                11.74             0.00(6)(9)        2.39           2.39
10/31/02                                15.48            (0.01)(6)         (3.73)         (3.74)
10/31/01                                33.23             0.02(6)         (13.31)        (13.29)
10/31/00                                29.96             0.01(6)           7.09           7.10
10/31/99                                17.76            (0.11)(6)         14.14          14.03


                                                Less Distributions
                                   --------------------------------------------




                                                   Distributions
                                   Dividends from      from
                                   Net Investment  Net Realized       Total     Net Asset Value,
                                       Income      Capital Gains  Distributions  End of Period
                                   --------------  -------------  ------------- ----------------
MID CAP STOCK FUND
Class A
04/30/04  (unaudited)                  $(0.01)        $(0.04)        $(0.05)         $16.52
10/31/03                                   --             --             --           15.34
10/31/02                                   --          (0.50)         (0.50)          12.39
10/31/01                                   --          (0.05)         (0.05)          13.50
10/31/00(10)                               --             --             --           12.58

Class B
04/30/04  (unaudited)                      --          (0.04)         (0.04)          15.89
10/31/03                                   --             --             --           14.82
10/31/02                                   --          (0.50)         (0.50)          12.09
10/31/01                                   --          (0.05)         (0.05)          13.31
10/31/00(10)                               --             --             --           12.51

Class C
04/30/04  (unaudited)                      --          (0.04)         (0.04)          15.91
10/31/03                                   --             --             --           14.83
10/31/02(4)                                --             --             --           12.10

Class I
04/30/04  (unaudited)                   (0.06)         (0.04)         (0.10)          16.68
10/31/03                                (0.04)            --          (0.04)          15.50
10/31/02                                (0.02)         (0.50)         (0.52)          12.51
10/31/01                                (0.02)         (0.05)         (0.07)          13.59
10/31/00(10)                               --             --             --           12.62

GROWTH FUND
Class A
04/30/04  (unaudited)                  $   --         $   --         $   --          $14.23
10/31/03                                   --             --             --           13.71
10/31/02                                   --             --             --           11.47
10/31/01                                (0.20)         (4.13)         (4.33)          15.23
10/31/00                                   --          (3.83)         (3.83)          32.78
10/31/99                                   --          (1.83)         (1.83)          29.71

Class B
04/30/04  (unaudited)                      --             --             --           12.91
10/31/03                                   --             --             --           12.49
10/31/02                                   --             --             --           10.55
10/31/01                                (0.04)         (4.13)         (4.17)          14.13
10/31/00                                   --          (3.83)         (3.83)          30.78
10/31/99                                   --          (1.83)         (1.83)          28.29

Class C
04/30/04  (unaudited)                      --             --             --           12.99
10/31/03                                   --             --             --           12.55
10/31/02(4)                                --             --             --           10.56

Class I
04/30/04  (unaudited)                      --             --             --           14.71
10/31/03                                   --             --             --           14.13
10/31/02                                   --             --             --           11.74
10/31/01                                (0.33)         (4.13)         (4.46)          15.48
10/31/00                                   --          (3.83)         (3.83)          33.23
10/31/99                                   --          (1.83)         (1.83)          29.96

               See Notes to Financial Highlights on page 84.
                     See Notes to Financial Statements.

72




                                                        Ratios to Average Net Assets/Supplemental Data
                                      -----------------------------------------------------------------------------------
                                                                                                            Ratio of
                                                                                                       Operating Expenses
                                                                                                          to Average
                                                                                                          Net Assets
                                                                                                          Without Fee
                                                      Ratio of          Ratio of                       Waivers, Expenses
                                     Net Assets,     Operating       Net Investment                    Reimbursed and/or
                                       End of       Expenses to      Income/(Loss)                      Fees Reduced by
                          Total        Period         Average         to  Average       Portfolio      Credits Allowed by
                         Return(1)   (in 000's)      Net Assets        Net Assets     Turnover Rate     the Custodian(2)
                         ---------   -----------    -----------      --------------   -------------    ------------------
MID CAP STOCK FUND
Class A
04/30/04  (unaudited)         8.04%   $   51,513      1.14%(7)          0.09%(7)           11%               1.14%(7)
10/31/03                     23.81%       38,676      1.16%             0.07%              28%               1.16%
10/31/02                     (4.86)%      28,248      1.25%            (0.10)%             27%               1.25%
10/31/01                      7.71%        6,165      1.36%            (0.25)%             33%               1.36%
10/31/00(10)                 25.80%        2,451      1.40%(7)         (0.29)%(7)           9%               1.40%(7)

Class B
04/30/04  (unaudited)         7.56%       19,258      2.14%(7)         (0.91)%(7)          11%               2.14%(7)
10/31/03                     22.50%       17,405      2.24%            (1.01)%             28%               2.24%
10/31/02                     (5.79)%      13,229      2.26%            (1.11)%             27%               2.26%
10/31/01                      6.79%       10,271      2.17%            (1.06)%             33%               2.17%
10/31/00(10)                 25.10%        3,778      2.16%(7)         (1.05)%(7)           9%               2.16%(7)

Class C
04/30/04  (unaudited)         7.55%        1,071      2.11%(7)         (0.88)%(7)          11%               2.11%(7)
10/31/03                     22.56%          550      2.15%            (0.92)%             28%               2.15%
10/31/02(4)                 (11.03)%          55      2.24%(7)         (1.09)%(7)          27%               2.24%(7)

Class I
04/30/04  (unaudited)         8.26%      527,194      0.80%(7)          0.43%(7)           11%               0.80%(7)
10/31/03                     24.27%      369,772      0.81%             0.42%              28%               0.81%
10/31/02                     (4.44)%     231,409      0.83%             0.32%              27%               0.83%
10/31/01                      8.29%      220,052      0.81%             0.30%              33%               0.81%
10/31/00(10)                 26.20%      176,653      0.88%(7)          0.23%(7)            9%               0.88%(7)

GROWTH FUND
Class A
04/30/04  (unaudited)         3.79%   $  124,935      1.46%(7)         (0.51)%(7)          34%               1.46%(7)
10/31/03                     19.53%      114,757      1.62%            (0.66)%             71%               1.62%
10/31/02                    (24.69)%      94,848      1.69%            (0.74)%            170%               1.69%
10/31/01                    (45.77)%     151,893      1.52%            (0.43)%             99%               1.52%
10/31/00                     24.21%      341,777      1.30%            (0.39)%             92%               1.36%
10/31/99                     84.96%      240,363      1.27%            (0.84)%            119%               1.46%

Class B
04/30/04  (unaudited)         3.36%      120,723      2.37%(7)         (1.42)%(7)          34%               2.37%(7)
10/31/03                     18.39%      129,239      2.54%            (1.58)%             71%               2.54%
10/31/02                    (25.34)%     128,007      2.54%            (1.59)%            170%               2.54%
10/31/01                    (46.19)%     220,108      2.31%            (1.22)%             99%               2.31%
10/31/00                     23.28%      481,935      2.05%            (1.14)%             92%               2.11%
10/31/99                     83.57%      226,507      2.03%            (1.60)%            119%               2.25%

Class C
04/30/04  (unaudited)         3.51%        1,387      2.14%(7)         (1.19)%(7)          34%               2.14%(7)
10/31/03                     18.85%          565      2.19%            (1.23)%             71%               2.19%
10/31/02(4)                 (21.66)%         199      2.38%(7)         (1.43)%(7)         170%               2.38%(7)

Class I
04/30/04  (unaudited)         4.18%    1,025,434      0.86%(7)          0.09%(7)           34%               0.86%(7)
10/31/03                     20.27%      664,334      0.92%             0.04%              71%               0.92%
10/31/02                    (24.16)%     357,296      1.03%            (0.08)%            170%               1.03%
10/31/01                    (45.50)%     203,646      1.00%             0.09%              99%               1.00%
10/31/00                     24.73%      399,028      0.90%             0.01%              92%               0.96%
10/31/99                     85.13%      386,367      0.87%            (0.44)%            119%               1.06%

               See Notes to Financial Highlights on page 84.
                     See Notes to Financial Statements.

financial highlights

For a Fund share outstanding throughout each period.

                                                           Income from Investment Operations
                                                     ---------------------------------------------




                                                                       Net Realized
                                  Net Asset Value,                    and Unrealized   Total from
                                    Beginning of     Net Investment   Gain/(Loss) on   Investment
                                       Period        Income/(Loss)      Investments    Operations
                                  ----------------   --------------   --------------   -----------
SMALL CAP VALUE FUND
Class A
04/30/04(11) (unaudited)               $10.00           $ 0.02(6)         $(0.33)        $(0.31)

Class B
04/30/04(11) (unaudited)                10.00             0.01(6)          (0.33)         (0.32)

Class C
04/30/04(11) (unaudited)                10.00             0.01(6)          (0.32)         (0.31)

Class I
04/30/04(11) (unaudited)                10.00             0.04(6)          (0.34)         (0.30)

SMALL CAP GROWTH FUND(14)
Class A
04/30/04  (unaudited)                  $13.42           $(0.07)(6)        $ 0.61         $ 0.54
10/31/03                                 8.21            (0.09)(6)          5.30           5.21
10/31/02                                13.60            (0.14)(6)         (4.28)         (4.42)
10/31/01                                26.67            (0.20)            (9.56)         (9.76)
10/31/00                                19.61            (0.27)(6)         10.01           9.74
10/31/99                                16.25            (0.20)(6)          6.36           6.16

Class B
04/30/04  (unaudited)                   11.96            (0.13)(6)          0.54           0.41
10/31/03                                 7.40            (0.18)(6)          4.74           4.56
10/31/02                                12.46            (0.23)(6)         (3.86)         (4.09)
10/31/01                                24.93            (0.32)            (8.84)         (9.16)
10/31/00                                18.61            (0.47)(6)          9.47           9.00
10/31/99                                15.67            (0.34)(6)          6.08           5.74

Class C
04/30/04  (unaudited)                   12.06            (0.11)(6)          0.55           0.44
10/31/03                                 7.42            (0.14)(6)          4.78           4.64
10/31/02(4)                             11.51            (0.10)(6)         (3.99)         (4.09)

Class I
04/30/04  (unaudited)                   13.76            (0.03)(6)          0.61           0.58
10/31/03                                 8.35            (0.02)(6)          5.43           5.41
10/31/02                                13.74            (0.06)(6)         (4.36)         (4.42)
10/31/01                                26.77            (0.06)            (9.66)         (9.72)
10/31/00(12)                            24.98            (0.15)(6)          1.94           1.79


                                                 Less Distributions
                                    --------------------------------------------




                                                    Distributions
                                    Dividends from      from
                                    Net Investment  Net Realized       Total     Net Asset Value,
                                        Income      Capital Gains  Distributions  End of Period
                                    --------------  -------------  ------------- ----------------
SMALL CAP VALUE FUND
Class A
04/30/04(11) (unaudited)                $   --         $   --         $   --          $ 9.69

Class B
04/30/04(11) (unaudited)                    --             --             --            9.68

Class C
04/30/04(11) (unaudited)                    --             --             --            9.69

Class I
04/30/04(11) (unaudited)                    --             --             --            9.70

SMALL CAP GROWTH FUND(14)
Class A
04/30/04  (unaudited)                   $   --         $   --         $   --          $13.96
10/31/03                                    --             --             --           13.42
10/31/02                                    --          (0.97)         (0.97)           8.21
10/31/01                                    --          (3.31)         (3.31)          13.60
10/31/00                                    --          (2.68)         (2.68)          26.67
10/31/99                                    --          (2.80)         (2.80)          19.61

Class B
04/30/04  (unaudited)                       --             --             --           12.37
10/31/03                                    --             --             --           11.96
10/31/02                                    --          (0.97)         (0.97)           7.40
10/31/01                                    --          (3.31)         (3.31)          12.46
10/31/00                                    --          (2.68)         (2.68)          24.93
10/31/99                                    --          (2.80)         (2.80)          18.61

Class C
04/30/04  (unaudited)                       --             --             --           12.50
10/31/03                                    --             --             --           12.06
10/31/02(4)                                 --             --             --            7.42

Class I
04/30/04  (unaudited)                       --             --             --           14.34
10/31/03                                    --             --             --           13.76
10/31/02                                    --          (0.97)         (0.97)           8.35
10/31/01                                    --          (3.31)         (3.31)          13.74
10/31/00(12)                                --             --             --           26.77

               See Notes to Financial Highlights on page 84.
                     See Notes to Financial Statements.

74




                                                          Ratios to Average Net Assets/Supplemental Data
                                        -----------------------------------------------------------------------------------
                                                                                                              Ratio of
                                                                                                         Operating Expenses
                                                                                                            to Average
                                                                                                            Net Assets
                                                                                                            Without Fee
                                                        Ratio of          Ratio of                       Waivers, Expenses
                                       Net Assets,     Operating       Net Investment                    Reimbursed and/or
                                         End of       Expenses to      Income/(Loss)                      Fees Reduced by
                            Total        Period         Average         to  Average       Portfolio      Credits Allowed by
                           Return(1)   (in 000's)      Net Assets        Net Assets     Turnover Rate     the Custodian(2)
                           ---------   -----------    -----------      --------------   -------------    ------------------
SMALL CAP VALUE FUND
Class A
04/30/04(11) (unaudited)    (3.10)%     $  1,404        1.53%(7)          1.42%(7)            8%               1.53%(7)

Class B
04/30/04(11) (unaudited)    (3.20)%          238        2.26%(7)          0.69%(7)            8%               2.26%(7)

Class C
04/30/04(11) (unaudited)    (3.20)%          243        2.26%(7)          0.69%(7)            8%               2.26%(7)

Class I
04/30/04(11) (unaudited)    (3.00)%      209,850        0.99%(7)          1.96%(7)            8%               0.99%(7)

SMALL CAP GROWTH FUND(14)
Class A
04/30/04  (unaudited)        4.02%      $100,246        1.43%(7)         (0.96)%(7)          26%               1.43%(7)
10/31/03                    63.46%        81,234        1.64%            (0.86)%             40%               1.64%
10/31/02                   (35.71)%       42,984        1.68%            (1.20)%             21%               1.68%
10/31/01                   (40.84)%       66,262        1.52%            (1.03)%             46%               1.52%
10/31/00                    53.57%       132,274        1.42%            (0.96)%             49%               1.43%
10/31/99                    42.60%        92,130        1.78%            (1.16)%             45%               1.94%

Class B
04/30/04  (unaudited)        3.43%        16,541        2.50%(7)         (2.03)%(7)          26%               2.50%(7)
10/31/03                    61.62%        18,037        2.81%            (2.03)%             40%               2.81%
10/31/02                   (36.36)%       14,238        2.64%            (2.16)%             21%               2.64%
10/31/01                   (41.35)%       29,346        2.42%            (1.93)%             46%               2.42%
10/31/00                    52.34%        54,407        2.24%            (1.78)%             49%               2.25%
10/31/99                    41.32%        28,969        2.70%            (2.08)%             45%               2.86%

Class C
04/30/04  (unaudited)        3.57%           995        2.18%(7)         (1.71)%(7)          26%               2.18%(7)
10/31/03                    62.53%           404        2.28%            (1.50)%             40%               2.28%
10/31/02(4)                (35.53)%           69        2.25%(7)         (1.77)%(7)          21%               2.25%(7)

Class I
04/30/04  (unaudited)        4.29%       204,861        0.93%(7)         (0.46)%(7)          26%               0.93%(7)
10/31/03                    64.67%       337,271        0.96%            (0.18)%             40%               0.96%
10/31/02                   (35.32)%      123,620        1.00%            (0.52)%             21%               1.00%
10/31/01                   (40.49)%      134,462        0.97%            (0.48)%             46%               0.97%
10/31/00(12)                 7.21%       150,073        0.98%(7)         (0.52)%(7)          49%               0.99%(7)


               See Notes to Financial Highlights on page 84.
                     See Notes to Financial Statements.

financial highlights

For a Fund share outstanding throughout each period.

                                                           Income from Investment Operations
                                                     --------------------------------------------
                                                                       Net Realized
                                  Net Asset Value,                    and Unrealized   Total from
                                    Beginning of     Net Investment   Gain/(Loss) on   Investment
                                       Period        Income/(Loss)      Investments    Operations
                                  ----------------   --------------   --------------   ----------
INTERNATIONAL GROWTH FUND
Class A
04/30/04 (unaudited)                    $8.38           $ 0.02(6)         $ 0.61          $0.63
10/31/03                                 6.76             0.03(6)           1.63           1.66
10/31/02                                 7.61            (0.02)(6)         (0.75)         (0.77)
10/31/01                                10.97            (0.02)            (2.67)         (2.69)
10/31/00                                11.14            (0.03)(6)          0.00(9)       (0.03)
10/31/99                                 8.86             0.01(6)           2.65           2.66

Class B
04/30/04 (unaudited)                     8.03            (0.03)(6)          0.59           0.56
10/31/03                                 6.51            (0.05)(6)          1.57           1.52
10/31/02                                 7.35            (0.09)(6)         (0.73)         (0.82)
10/31/01                                10.70            (0.10)            (2.58)         (2.68)
10/31/00                                10.87            (0.12)(6)          0.02          (0.10)
10/31/99                                 8.72            (0.08)(6)          2.60           2.52

Class C
04/30/04 (unaudited)                     8.02            (0.01)(6)          0.59           0.58
10/31/03                                 6.53            (0.03)(6)          1.56           1.53
10/31/02(4)                              7.55            (0.05)(6)         (0.96)         (1.01)

Class I
04/30/04 (unaudited)                     8.43             0.05(6)           0.60           0.65
10/31/03                                 6.80             0.08(6)           1.64           1.72
10/31/02                                 7.69             0.04(6)          (0.75)         (0.71)
10/31/01                                11.00             0.04             (2.68)         (2.64)
10/31/00                                11.16             0.05(6)           0.00(9)        0.05
10/31/99                                 8.83             0.07(6)           2.65           2.72

SHORT TERM INCOME FUND
Class A
04/30/04 (unaudited)                    $2.39           $ 0.04            $(0.01)         $0.03
10/31/03                                 2.34             0.09              0.06           0.15
10/31/02                                 2.41             0.12             (0.07)          0.05
10/31/01                                 2.29             0.13              0.12           0.25
10/31/00                                 2.29             0.13             (0.00)(9)       0.13
10/31/99                                 2.35             0.13(6)          (0.06)          0.07

Class B
04/30/04 (unaudited)                     2.39             0.03             (0.01)          0.02
10/31/03                                 2.34             0.07              0.06           0.13
10/31/02                                 2.41             0.10             (0.07)          0.03
10/31/01                                 2.29             0.12              0.12           0.24
10/31/00                                 2.29             0.11             (0.00)(9)       0.11
10/31/99                                 2.35             0.10(6)          (0.06)          0.04

Class C
04/30/04 (unaudited)                     2.39             0.03             (0.01)          0.02
10/31/03                                 2.34             0.07              0.06           0.13
10/31/02(4)                              2.37             0.07             (0.03)          0.04

Class I
04/30/04 (unaudited)                     2.39             0.04             (0.01)          0.03
10/31/03                                 2.34             0.09              0.06           0.15
10/31/02                                 2.41             0.13             (0.07)          0.06
10/31/01                                 2.29             0.15              0.12           0.27
10/31/00                                 2.29             0.14             (0.00)(9)       0.14
10/31/99                                 2.35             0.13(6)          (0.06)          0.07


                                                Less Distributions
                                   --------------------------------------------




                                                   Distributions
                                   Dividends from      from
                                   Net Investment  Net Realized       Total         Redemption      Net Asset Value,
                                       Income      Capital Gains  Distributions        Fees          End of Period
                                   --------------  -------------  -------------     ----------      ----------------
INTERNATIONAL GROWTH FUND
Class A
04/30/04 (unaudited)                   $(0.08)        $   --         $(0.08)          $0.00(9)          $ 8.93
10/31/03                                (0.04)            --          (0.04)           0.00(9)            8.38
10/31/02                                (0.08)            --          (0.08)           0.00(9)            6.76
10/31/01                                (0.01)         (0.66)         (0.67)             --               7.61
10/31/00                                (0.14)         (0.00)(9)      (0.14)             --              10.97
10/31/99                                (0.27)         (0.11)         (0.38)             --              11.14

Class B
04/30/04 (unaudited)                       --             --             --            0.00(9)            8.59
10/31/03                                   --             --             --            0.00(9)            8.03
10/31/02                                (0.02)            --          (0.02)           0.00(9)            6.51
10/31/01                                (0.01)         (0.66)         (0.67)             --               7.35
10/31/00                                (0.07)         (0.00)(9)      (0.07)             --              10.70
10/31/99                                (0.26)         (0.11)         (0.37)             --              10.87

Class C
04/30/04 (unaudited)                    (0.07)            --          (0.07)           0.00(9)            8.53
10/31/03                                (0.04)            --          (0.04)           0.00(9)            8.02
10/31/02(4)                             (0.01)            --          (0.01)           0.00(9)            6.53

Class I
04/30/04 (unaudited)                    (0.12)            --          (0.12)           0.00(9)            8.96
10/31/03                                (0.09)            --          (0.09)           0.00(9)            8.43
10/31/02                                (0.18)            --          (0.18)           0.00(9)            6.80
10/31/01                                (0.01)         (0.66)         (0.67)             --               7.69
10/31/00                                (0.21)         (0.00)(9)      (0.21)             --              11.00
10/31/99                                (0.28)         (0.11)         (0.39)             --              11.16

SHORT TERM INCOME FUND
Class A
04/30/04 (unaudited)                   $(0.04)        $   --         $(0.04)          $  --             $ 2.38
10/31/03                                (0.10)            --          (0.10)             --               2.39
10/31/02                                (0.12)            --          (0.12)             --               2.34
10/31/01                                (0.13)            --          (0.13)             --               2.41
10/31/00                                (0.13)            --          (0.13)             --               2.29
10/31/99                                (0.13)            --          (0.13)             --               2.29

Class B
04/30/04 (unaudited)                    (0.03)            --          (0.03)             --               2.38
10/31/03                                (0.08)            --          (0.08)             --               2.39
10/31/02                                (0.10)            --          (0.10)             --               2.34
10/31/01                                (0.12)            --          (0.12)             --               2.41
10/31/00                                (0.11)            --          (0.11)             --               2.29
10/31/99                                (0.10)            --          (0.10)             --               2.29

Class C
04/30/04 (unaudited)                    (0.03)            --          (0.03)             --               2.38
10/31/03                                (0.08)            --          (0.08)             --               2.39
10/31/02(4)                             (0.07)            --          (0.07)             --               2.34

Class I
04/30/04 (unaudited)                    (0.04)            --          (0.04)             --               2.38
10/31/03                                (0.10)            --          (0.10)             --               2.39
10/31/02                                (0.13)            --          (0.13)             --               2.34
10/31/01                                (0.15)            --          (0.15)             --               2.41
10/31/00                                (0.14)            --          (0.14)             --               2.29
10/31/99                                (0.13)            --          (0.13)             --               2.29

               See Notes to Financial Highlights on page 84.
                     See Notes to Financial Statements.

76





                                                          Ratios to Average Net Assets/Supplemental Data
                                        -----------------------------------------------------------------------------------
                                                                                                              Ratio of
                                                                                                         Operating Expenses
                                                                                                            to Average
                                                                                                            Net Assets
                                                                                                            Without Fee
                                                        Ratio of          Ratio of                       Waivers, Expenses
                                       Net Assets,     Operating       Net Investment                    Reimbursed and/or
                                         End of       Expenses to      Income/(Loss)                      Fees Reduced by
                            Total        Period         Average         to  Average       Portfolio      Credits Allowed by
                           Return(1)   (in 000's)      Net Assets        Net Assets     Turnover Rate     the Custodian(2)
                           ---------   -----------    -----------      --------------   -------------    ------------------
INTERNATIONAL GROWTH FUND
Class A
04/30/04 (unaudited)          7.52%     $  35,166       1.51%(7)           0.52%(7)           8%                1.51%(7)
10/31/03                     24.75%        26,429       1.70%              0.47%             19%                1.70%
10/31/02                    (10.36)%       21,317       1.93%             (0.20)%            25%                1.93%
10/31/01                    (25.99)%       16,636       1.93%             (0.25)%            27%                1.93%
10/31/00                     (0.43)%       28,997       1.78%             (0.25)%            37%                1.78%
10/31/99                     31.15%        28,618       1.88%              0.13%            164%                1.89%

Class B
04/30/04 (unaudited)          6.85%         4,131       2.66%(7)          (0.63)%(7)          8%                2.66%(7)
10/31/03                     23.35%         4,020       2.91%             (0.74)%            19%                2.91%
10/31/02                    (11.23)%        4,732       2.91%             (1.18)%            25%                2.91%
10/31/01                    (26.68)%        7,172       2.74%             (1.06)%            27%                2.74%
10/31/00                     (1.03)%       12,272       2.48%             (0.95)%            37%                2.48%
10/31/99                     29.87%        11,101       2.80%             (0.79)%           164%                2.81%

Class C
04/30/04 (unaudited)          8.53%           346       2.35%(7)          (0.32)%(7)          8%                2.35%(7)
10/31/03                     23.57%            91       2.64%             (0.47)%            19%                2.64%
10/31/02(4)                 (13.34)%           53       2.67%(7)          (0.94)%(7)         25%                2.67%(7)

Class I
04/30/04 (unaudited)          7.77%       445,600       0.99%(7)           1.04%(7)           8%                0.99%(7)
10/31/03                     25.56%       317,493       1.07%              1.10%             19%                1.07%
10/31/02                     (9.61)%      185,137       1.19%              0.54%             25%                1.19%
10/31/01                    (25.53)%      124,886       1.18%              0.50%             27%                1.18%
10/31/00                      0.26%       145,176       1.14%              0.39%             37%                1.14%
10/31/99                     31.98%       163,610       1.28%              0.73%            164%                1.29%

SHORT TERM INCOME FUND
Class A
04/30/04 (unaudited)          1.17%       $57,553       0.82%(7)           3.24%(7)           4%                0.91%(7)
10/31/03                      6.28%        71,920       0.84%              3.58%             33%                0.97%
10/31/02                      2.18%        28,106       0.96%              5.03%             28%                1.09%
10/31/01                     11.31%        18,929       0.83%              5.63%             27%                1.15%
10/31/00                     (5.70)%       20,224       0.99%              5.55%             14%                1.29%
10/31/99                      2.84%        27,059       0.82%              5.22%             85%                1.16%

Class B
04/30/04 (unaudited)          0.80%        34,711       1.57%(7)           2.49%(7)           4%                1.69%(7)
10/31/03                      5.49%        44,310       1.59%              2.83%             33%                1.70%
10/31/02                      1.41%        24,621       1.71%              4.28%             28%                1.77%
10/31/01                     10.52%         6,595       1.54%              4.92%             27%                1.86%
10/31/00                      5.12%         3,461       1.55%              4.99%             14%                1.85%
10/31/99                      1.79%         4,597       1.60%              4.44%             85%                1.94%

Class C
04/30/04 (unaudited)          0.79%        17,661       1.57%(7)           2.49%(7)           4%                1.65%(7)
10/31/03                      5.48%        17,843       1.59%              2.83%             33%                1.65%
10/31/02(4)                   1.61%         5,743       1.68%(7)           4.31%(7)          28%                1.68%(7)

Class I
04/30/04 (unaudited)          1.30%       154,204       0.57%(7)           3.49%(7)           4%                0.57%(7)
10/31/03                      6.55%       129,443       0.59%              3.83%             33%                0.59%
10/31/02                      2.53%        89,210       0.61%              5.38%             28%                0.61%
10/31/01                     11.93%       110,710       0.27%              6.19%             27%                0.59%
10/31/00                      6.43%        93,741       0.30%              6.24%             14%                0.60%
10/31/99                      2.93%       138,955       0.37%              5.67%             85%                0.71%



               See Notes to Financial Highlights on page 84.
                     See Notes to Financial Statements.

financial highlights

For a Fund share outstanding throughout each period.

                                                           Income from Investment Operations
                                                     --------------------------------------------
                                                                       Net Realized
                                  Net Asset Value,                    and Unrealized   Total from  Dividends from
                                    Beginning of     Net Investment   Gain/(Loss) on   Investment  Net Investment   Net Asset Value,
                                       Period            Income         Investments    Operations      Income        End of Period
                                  ----------------   --------------   --------------   ----------  --------------   ----------------
U.S. GOVERNMENT SECURITIES FUND
Class A
04/30/04 (unaudited)                   $10.89            $0.19            $(0.09)         $0.10        $(0.23)           $10.76
10/31/03                                11.19             0.40(6)          (0.19)          0.21         (0.51)            10.89
10/31/02                                11.20             0.54              0.04           0.58         (0.59)            11.19
10/31/01                                10.55             0.62              0.65           1.27         (0.62)            11.20
10/31/00                                10.51             0.63              0.04           0.67         (0.63)            10.55
10/31/99                                10.98             0.62             (0.47)          0.15         (0.62)            10.51

Class B
04/30/04 (unaudited)                    10.88             0.15             (0.09)          0.06         (0.19)            10.75
10/31/03                                11.18             0.32(6)          (0.19)          0.13         (0.43)            10.88
10/31/02                                11.19             0.46              0.03           0.50         (0.51)            11.18
10/31/01                                10.54             0.54              0.65           1.19         (0.54)            11.19
10/31/00                                10.50             0.56              0.04           0.60         (0.56)            10.54
10/31/99                                10.97             0.54             (0.48)          0.06         (0.53)            10.50

Class C
04/30/04 (unaudited)                    10.87             0.15             (0.09)          0.06         (0.19)            10.74
10/31/03                                11.18             0.32(6)          (0.20)          0.12         (0.43)            10.87
10/31/02(4)                             11.00             0.33              0.18           0.51         (0.33)            11.18

Class I
04/30/04 (unaudited)                    10.89             0.22             (0.09)          0.13         (0.26)            10.76
10/31/03                                11.19             0.44(6)          (0.19)          0.25         (0.55)            10.89
10/31/02                                11.20             0.58              0.04           0.62         (0.63)            11.19
10/31/01                                10.55             0.66              0.65           1.31         (0.66)            11.20
10/31/00                                10.51             0.67              0.04           0.71         (0.67)            10.55
10/31/99                                10.99             0.66             (0.51)          0.15         (0.63)            10.51

INCOME FUND
Class A
04/30/04 (unaudited)                   $ 9.35            $0.23            $(0.04)         $0.19        $(0.25)            $9.29
10/31/03                                 9.02             0.51              0.38           0.89         (0.56)             9.35
10/31/02                                 9.32             0.60             (0.28)          0.32         (0.62)             9.02
10/31/01                                 8.90             0.62              0.43           1.05         (0.63)             9.32
10/31/00                                 8.99             0.62             (0.09)          0.53         (0.62)             8.90
10/31/99                                 9.44             0.63             (0.45)          0.18         (0.63)             8.99

Class B
04/30/04 (unaudited)                     9.37             0.20             (0.03)          0.17         (0.22)             9.32
10/31/03                                 9.04             0.44              0.38           0.82         (0.49)             9.37
10/31/02                                 9.35             0.54             (0.29)          0.25         (0.56)             9.04
10/31/01                                 8.92             0.56              0.44           1.00         (0.57)             9.35
10/31/00                                 9.00             0.56             (0.08)          0.48         (0.56)             8.92
10/31/99                                 9.45             0.56             (0.45)          0.11         (0.56)             9.00

Class C
04/30/04 (unaudited)                     9.37             0.20             (0.03)          0.17         (0.22)             9.32
10/31/03                                 9.04             0.45              0.38           0.83         (0.50)             9.37
10/31/02(4)                              9.21             0.37             (0.17)          0.20         (0.37)             9.04

Class I
04/30/04 (unaudited)                     9.36             0.25             (0.03)          0.22         (0.27)             9.31
10/31/03                                 9.03             0.55              0.38           0.93         (0.60)             9.36
10/31/02                                 9.34             0.64             (0.29)          0.35         (0.66)             9.03
10/31/01                                 8.91             0.66              0.44           1.10         (0.67)             9.34
10/31/00                                 8.99             0.66             (0.08)          0.58         (0.66)             8.91
10/31/99                                 9.44             0.65             (0.45)          0.20         (0.65)             8.99


               See Notes to Financial Highlights on page 84.
                     See Notes to Financial Statements.

78





                                                           Ratios to Average Net Assets/Supplemental Data
                                            ----------------------------------------------------------------------------
                                                                                                           Ratio of
                                                                                                      Operating Expenses
                                                                                                          to Average
                                                                                                          Net Assets
                                                                                                          Without Fee
                                                            Ratio of       Ratio of                    Waivers, Expenses
                                             Net Assets,   Operating    Net Investment                 Reimbursed and/or
                                               End of     Expenses to       Income                      Fees Reduced by
                                   Total       Period       Average       to Average      Portfolio    Credits Allowed by
                                 Return(1)   (in 000's)    Net Assets     Net Assets    Turnover Rate   the Custodian(2)
                                 ---------   -----------  -----------   --------------  ------------- ------------------
U.S. GOVERNMENT SECURITIES FUND
Class A
04/30/04 (unaudited)                0.96%    $  153,683      0.93%(7)       3.61%(7)         16%            0.93%(7)
10/31/03                            1.94%       176,859      0.93%          3.59%            62%            0.93%
10/31/02                            5.37%       196,222      0.96%          4.91%            48%            0.96%
10/31/01                           12.39%       174,047      0.95%          5.71%            30%            0.95%
10/31/00                            6.65%       168,728      0.96%          6.12%            13%            0.99%
10/31/99                            1.38%       221,592      0.96%          5.76%            55%            1.04%

Class B
04/30/04 (unaudited)                0.59%       189,908      1.66%(7)       2.88%(7)         16%            1.66%(7)
10/31/03                            1.20%       251,153      1.66%          2.86%            62%            1.66%
10/31/02                            4.62%       271,440      1.68%          4.19%            48%            1.68%
10/31/01                           11.59%       128,155      1.67%          4.99%            30%            1.67%
10/31/00                            5.91%        55,071      1.66%          5.42%            13%            1.69%
10/31/99                            0.53%        72,751      1.70%          5.02%            55%            1.78%

Class C
04/30/04 (unaudited)                0.59%         9,345      1.65%(7)       2.89%(7)         16%            1.65%(7)
10/31/03                            1.12%        13,354      1.64%          2.88%            62%            1.64%
10/31/02(4)                         4.74%        11,634      1.63%(7)       4.24%(7)         48%            1.63%(7)

Class I
04/30/04 (unaudited)                1.14%     1,066,526      0.55%(7)       3.99%(7)         16%            0.55%(7)
10/31/03                            2.32%       658,676      0.57%          3.95%            62%            0.57%
10/31/02                            5.77%       365,912      0.58%          5.29%            48%            0.58%
10/31/01                           12.81%       301,656      0.57%          6.09%            30%            0.57%
10/31/00                            7.07%       247,204      0.56%          6.52%            13%            0.59%
10/31/99                            1.43%       184,708      0.60%          6.12%            55%            0.68%

INCOME FUND
Class A
04/30/04 (unaudited)                2.04%      $152,835      0.92%(7)       4.88%(7)         10%            0.92%(7)
10/31/03                           10.10%       153,654      0.94%          5.42%            33%            0.94%
10/31/02                            3.63%       130,512      0.97%          6.61%            20%            0.97%
10/31/01                           12.21%       120,508      0.97%          6.86%            35%            0.97%
10/31/00                            6.16%       131,665      1.02%          6.98%            32%            1.03%
10/31/99                            1.98%       172,217      1.06%          6.84%            19%            1.10%

Class B
04/30/04 (unaudited)                1.79%       171,595      1.65%(7)       4.15%(7)         10%            1.65%(7)
10/31/03                            9.31%       194,396      1.65%          4.71%            33%            1.65%
10/31/02                            2.79%       142,186      1.68%          5.90%            20%            1.68%
10/31/01                           11.52%        72,472      1.69%          6.14%            35%            1.69%
10/31/00                            5.53%        39,347      1.73%          6.27%            32%            1.74%
10/31/99                            1.12%        42,715      1.81%          6.09%            19%            1.85%

Class C
04/30/04 (unaudited)                1.78%        13,145      1.66%(7)       4.14%(7)         10%            1.66%(7)
10/31/03                            9.33%        15,274      1.63%          4.73%            33%            1.63%
10/31/02(4)                         2.25%         7,710      1.62%(7)       5.96%(7)         20%            1.62%(7)

Class I
04/30/04 (unaudited)                2.34%       784,203      0.55%(7)       5.25%(7)         10%            0.55%(7)
10/31/03                           10.51%       679,139      0.56%          5.80%            33%            0.56%
10/31/02                            3.94%       487,376      0.56%          7.02%            20%            0.56%
10/31/01                           12.78%       387,998      0.56%          7.27%            35%            0.56%
10/31/00                            6.72%       286,979      0.60%          7.40%            32%            0.61%
10/31/99                            2.24%        76,145      0.68%          7.22%            19%            0.72%


               See Notes to Financial Highlights on page 84.
                     See Notes to Financial Statements.

financial highlights

For a Fund share outstanding throughout each period.

                                                           Income from Investment Operations
                                                     --------------------------------------------




                                                                       Net Realized
                                  Net Asset Value,                    and Unrealized   Total from
                                    Beginning of     Net Investment   Gain/(Loss) on   Investment
                                       Period            Income         Investments    Operations
                                  ----------------   --------------   --------------   ----------
HIGH YIELD FUND
Class A
04/30/04 (unaudited)                    $7.88            $0.29            $ 0.19         $ 0.48
10/31/03                                 6.63             0.61(6)           1.31           1.92
10/31/02                                 7.44             0.71             (0.72)         (0.01)
10/31/01                                 8.50             0.84             (1.00)         (0.16)
10/31/00                                 8.92             0.90(6)          (0.43)          0.47
10/31/99                                 8.86             0.91(6)           0.14(13)       1.05

Class B
04/30/04 (unaudited)                     7.91             0.26              0.20           0.46
10/31/03                                 6.66             0.56(6)           1.31           1.87
10/31/02                                 7.47             0.66             (0.72)         (0.06)
10/31/01                                 8.54             0.78             (1.01)         (0.23)
10/31/00                                 8.97             0.84(6)          (0.43)          0.41
10/31/99                                 8.90             0.86(6)           0.15(13)       1.01

Class C
04/30/04 (unaudited)                     7.91             0.26              0.20           0.46
10/31/03                                 6.67             0.56(6)           1.30           1.86
10/31/02(4)                              7.55             0.46             (0.86)         (0.40)

Class I
04/30/04 (unaudited)                     7.86             0.30              0.20           0.50
10/31/03                                 6.62             0.63(6)           1.30           1.93
10/31/02                                 7.43             0.73             (0.72)          0.01
10/31/01                                 8.48             0.87             (0.99)         (0.12)
10/31/00                                 8.91             0.93(6)          (0.43)          0.50
10/31/99                                 8.85             0.98(6)           0.11(13)       1.09

TAX-EXEMPT BOND FUND
Class A
04/30/04 (unaudited)                    $7.96            $0.17            $(0.12)        $ 0.05
10/31/03                                 7.95             0.34              0.08           0.42
10/31/02                                 7.93             0.35              0.03           0.38
10/31/01                                 7.55             0.37              0.38           0.75
10/31/00                                 7.41             0.40              0.14           0.54
10/31/99                                 8.11             0.41             (0.70)         (0.29)

Class B
04/30/04 (unaudited)                     7.96             0.14             (0.12)          0.02
10/31/03                                 7.95             0.28              0.08           0.36
10/31/02                                 7.93             0.29              0.03           0.32
10/31/01                                 7.55             0.31              0.38           0.69
10/31/00                                 7.41             0.34              0.14           0.48
10/31/99                                 8.11             0.35             (0.70)         (0.35)

Class C
04/30/04 (unaudited)                     7.96             0.14             (0.12)          0.02
10/31/03                                 7.95             0.28              0.08           0.36
10/31/02(4)                              7.83             0.20              0.12           0.32


                                               Less Distributions
                                  --------------------------------------------




                                                  Distributions
                                  Dividends from      from
                                  Net Investment  Net Realized       Total     Net Asset Value,
                                      Income      Capital Gains  Distributions  End of Period
                                  --------------  -------------  ------------- ----------------
HIGH YIELD FUND
Class A
04/30/04 (unaudited)                  $(0.31)        $   --         $(0.31)          $8.05
10/31/03                               (0.67)            --          (0.67)           7.88
10/31/02                               (0.80)            --          (0.80)           6.63
10/31/01                               (0.90)            --          (0.90)           7.44
10/31/00                               (0.89)            --          (0.89)           8.50
10/31/99                               (0.94)         (0.05)         (0.99)           8.92

Class B
04/30/04 (unaudited)                   (0.28)            --          (0.28)           8.09
10/31/03                               (0.62)            --          (0.62)           7.91
10/31/02                               (0.75)            --          (0.75)           6.66
10/31/01                               (0.84)            --          (0.84)           7.47
10/31/00                               (0.84)            --          (0.84)           8.54
10/31/99                               (0.89)         (0.05)         (0.94)           8.97

Class C
04/30/04 (unaudited)                   (0.28)            --          (0.28)           8.09
10/31/03                               (0.62)            --          (0.62)           7.91
10/31/02(4)                            (0.48)            --          (0.48)           6.67

Class I
04/30/04 (unaudited)                   (0.32)            --          (0.32)           8.04
10/31/03                               (0.69)            --          (0.69)           7.86
10/31/02                               (0.82)            --          (0.82)           6.62
10/31/01                               (0.93)            --          (0.93)           7.43
10/31/00                               (0.93)            --          (0.93)           8.48
10/31/99                               (0.98)         (0.05)         (1.03)           8.91

TAX-EXEMPT BOND FUND
Class A
04/30/04 (unaudited)                  $(0.17)        $(0.09)        $(0.26)          $7.75
10/31/03                               (0.34)         (0.07)         (0.41)           7.96
10/31/02                               (0.35)         (0.01)         (0.36)           7.95
10/31/01                               (0.37)            --          (0.37)           7.93
10/31/00                               (0.40)            --          (0.40)           7.55
10/31/99                               (0.41)            --          (0.41)           7.41

Class B
04/30/04 (unaudited)                   (0.14)         (0.09)         (0.23)           7.75
10/31/03                               (0.28)         (0.07)         (0.35)           7.96
10/31/02                               (0.29)         (0.01)         (0.30)           7.95
10/31/01                               (0.31)            --          (0.31)           7.93
10/31/00                               (0.34)            --          (0.34)           7.55
10/31/99                               (0.35)            --          (0.35)           7.41

Class C
04/30/04 (unaudited)                   (0.14)         (0.09)         (0.23)           7.75
10/31/03                               (0.28)         (0.07)         (0.35)           7.96
10/31/02(4)                            (0.20)            --          (0.20)           7.95


               See Notes to Financial Highlights on page 84.
                     See Notes to Financial Statements.

80




                                                        Ratios to Average Net Assets/Supplemental Data
                                      -----------------------------------------------------------------------------------
                                                                                                            Ratio of
                                                                                                       Operating Expenses
                                                                                                          to Average
                                                                                                          Net Assets
                                                                                                          Without Fee
                                                      Ratio of          Ratio of                       Waivers, Expenses
                                     Net Assets,     Operating       Net Investment                    Reimbursed and/or
                                       End of       Expenses to        Income to                        Fees Reduced by
                          Total        Period         Average           Average         Portfolio      Credits Allowed by
                         Return(1)   (in 000's)      Net Assets        Net Assets     Turnover Rate     the Custodian(2)
                         ---------   -----------    -----------      --------------   -------------    ------------------
HIGH YIELD FUND
Class A
04/30/04 (unaudited)       5.95%      $ 65,714        0.94%(7)            6.98%(7)         63%                0.94%(7)
10/31/03                  30.13%        48,618        0.97%               8.24%            61%                0.97%
10/31/02                  (0.48)%       13,563        1.03%               9.72%            60%                1.03%
10/31/01                  (1.97)%        9,035        1.08%              10.47%            27%                1.09%
10/31/00                   5.28%         8,182        1.08%              10.08%            40%                1.08%
10/31/99                  12.26%         5,827        0.73%              10.17%            30%                1.37%

Class B
04/30/04 (unaudited)       5.68%        82,787        1.69%(7)            6.23%(7)         63%                1.69%(7)
10/31/03                  29.08%        83,665        1.73%               7.48%            61%                1.73%
10/31/02                  (1.17)%       44,004        1.78%               8.97%            60%                1.78%
10/31/01                  (2.72)%       35,391        1.77%               9.78%            27%                1.78%
10/31/00                   4.46%        32,881        1.78%               9.38%            40%                1.78%
10/31/99                  11.44%        21,259        1.29%               9.61%            30%                1.93%

Class C
04/30/04 (unaudited)       5.68%        30,119        1.69%(7)            6.23%(7)         63%                1.69%(7)
10/31/03                  29.08%        24,540        1.71%               7.50%            61%                1.71%
10/31/02(4)               (5.66)%        2,556        1.78%(7)            8.97%(7)         60%                1.78%(7)

Class I
04/30/04 (unaudited)       6.27%       507,837        0.60%(7)            7.32%(7)         63%                0.60%(7)
10/31/03                  30.44%       424,781        0.64%               8.57%            61%                0.64%
10/31/02                  (0.15)%      244,937        0.68%              10.07%            60%                0.68%
10/31/01                  (1.49)%      201,385        0.68%              10.87%            27%                0.69%
10/31/00                   5.54%       168,097        0.72%              10.44%            40%                0.72%
10/31/99                  12.75%        44,662        0.21%              10.69%            30%                0.85%

TAX-EXEMPT BOND FUND
Class A
04/30/04 (unaudited)       0.54%      $193,573        0.89%(7)            4.19%(7)         13%                0.89%(7)
10/31/03                   5.31%       207,433        0.88%               4.20%            47%                0.88%
10/31/02                   5.02%       213,673        0.90%               4.49%            46%                0.90%
10/31/01                  10.16%       219,883        0.89%               4.75%            44%                0.89%
10/31/00                   7.52%       207,309        0.88%               5.41%            28%                0.90%
10/31/99                  (3.77)%      247,814        0.89%               5.16%            57%                0.89%

Class B
04/30/04 (unaudited)       0.16%        39,481        1.64%(7)            3.44%(7)         13%                1.64%(7)
10/31/03                   4.53%        45,061        1.62%               3.46%            47%                1.62%
10/31/02                   4.25%        47,308        1.64%               3.75%            46%                1.64%
10/31/01                   9.35%        43,978        1.63%               4.01%            44%                1.63%
10/31/00                   6.73%        26,332        1.61%               4.68%            28%                1.63%
10/31/99                  (4.52)%       25,059        1.64%               4.41%            57%                1.64%

Class C
04/30/04 (unaudited)       0.17%         3,950        1.63%(7)            3.45%(7)         13%                1.63%(7)
10/31/03                   4.54%         4,332        1.61%               3.47%            47%                1.61%
10/31/02(4)                4.06%         2,395        1.61%(7)            3.78%(7)         46%                1.61%(7)

               See Notes to Financial Highlights on page 84.
                     See Notes to Financial Statements.

financial highlights

For a Fund share outstanding throughout each period.

                                                           Income from Investment Operations
                                                     --------------------------------------------




                                                                       Net Realized
                                  Net Asset Value,                    and Unrealized   Total from
                                    Beginning of     Net Investment   Gain/(Loss) on   Investment
                                       Period            Income         Investments    Operations
                                  ----------------   --------------   --------------   ----------
CALIFORNIA MUNICIPAL FUND
Class A
04/30/04 (unaudited)                    11.22            $0.24            $(0.15)         $0.09
10/31/03                                11.35             0.47             (0.06)          0.41
10/31/02                                11.34             0.50              0.00(9)        0.50
10/31/01                                10.81             0.53              0.53           1.06
10/31/00                                10.43             0.55              0.38           0.93
10/31/99                                11.46             0.54             (0.94)         (0.40)

Class B
04/30/04 (unaudited)                    11.22             0.20             (0.15)          0.05
10/31/03                                11.35             0.38             (0.06)          0.32
10/31/02                                11.34             0.42              0.00(9)        0.42
10/31/01                                10.81             0.44              0.53           0.97
10/31/00                                10.43             0.48              0.38           0.86
10/31/99                                11.46             0.48             (0.97)         (0.49)

Class C
04/30/04 (unaudited)                    11.22             0.20             (0.15)          0.05
10/31/03                                11.35             0.38             (0.06)          0.32
10/31/02(4)                             11.20             0.28              0.14           0.42

CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND
Class A
04/30/04 (unaudited)                   $11.14            $0.16            $(0.17)        $(0.01)
10/31/03                                11.08             0.35              0.12           0.47
10/31/02                                10.98             0.39              0.15           0.54
10/31/01                                10.58             0.44              0.49           0.93
10/31/00                                10.30             0.44              0.31           0.75
10/31/99                                11.02             0.44(6)          (0.55)         (0.11)

Class B
04/30/04 (unaudited)                    11.14             0.12             (0.17)         (0.05)
10/31/03                                11.08             0.27              0.12           0.39
10/31/02                                10.98             0.31              0.15           0.46
10/31/01                                10.58             0.36              0.49           0.85
10/31/00                                10.30             0.36              0.31           0.67
10/31/99                                11.02             0.36(6)          (0.56)         (0.20)

Class C
04/30/04  (unaudited)                   11.14             0.12             (0.17)         (0.05)
10/31/03                                11.08             0.27              0.12           0.39
10/31/02(4)                             10.90             0.21              0.18           0.39


                                             Less Distributions
                                 -------------------------------------------




                                                Distributions
                                Dividends from      from
                                Net Investment  Net Realized       Total     Net Asset Value,
                                    Income      Capital Gains  Distributions  End of Period
                                --------------  -------------  ------------- ----------------
CALIFORNIA MUNICIPAL FUND
Class A
04/30/04 (unaudited)                $(0.24)        $   --         $(0.24)         $11.07
10/31/03                             (0.47)         (0.07)         (0.54)          11.22
10/31/02                             (0.49)            --          (0.49)          11.35
10/31/01                             (0.53)            --          (0.53)          11.34
10/31/00                             (0.55)            --          (0.55)          10.81
10/31/99                             (0.57)         (0.06)         (0.63)          10.43

Class B
04/30/04 (unaudited)                 (0.20)            --          (0.20)          11.07
10/31/03                             (0.38)         (0.07)         (0.45)          11.22
10/31/02                             (0.41)            --          (0.41)          11.35
10/31/01                             (0.44)            --          (0.44)          11.34
10/31/00                             (0.48)            --          (0.48)          10.81
10/31/99                             (0.48)         (0.06)         (0.54)          10.43

Class C
04/30/04 (unaudited)                 (0.20)            --          (0.20)          11.07
10/31/03                             (0.38)         (0.07)         (0.45)          11.22
10/31/02(4)                          (0.27)            --          (0.27)          11.35

CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND
Class A
04/30/04 (unaudited)                $(0.16)        $(0.10)        $(0.26)         $10.87
10/31/03                             (0.35)         (0.06)         (0.41)          11.14
10/31/02                             (0.39)         (0.05)         (0.44)          11.08
10/31/01                             (0.44)         (0.09)         (0.53)          10.98
10/31/00                             (0.44)         (0.03)         (0.47)          10.58
10/31/99                             (0.45)         (0.16)         (0.61)          10.30

Class B
04/30/04 (unaudited)                 (0.12)         (0.10)         (0.22)          10.87
10/31/03                             (0.27)         (0.06)         (0.33)          11.14
10/31/02                             (0.31)         (0.05)         (0.36)          11.08
10/31/01                             (0.36)         (0.09)         (0.45)          10.98
10/31/00                             (0.36)         (0.03)         (0.39)          10.58
10/31/99                             (0.36)         (0.16)         (0.52)          10.30

Class C
04/30/04  (unaudited)                (0.12)         (0.10)         (0.22)          10.87
10/31/03                             (0.27)         (0.06)         (0.33)          11.14
10/31/02(4)                          (0.21)            --          (0.21)          11.08

               See Notes to Financial Highlights on page 84.
                     See Notes to Financial Statements.

82




                                                          Ratios to Average Net Assets/Supplemental Data
                                        -----------------------------------------------------------------------------------
                                                                                                              Ratio of
                                                                                                         Operating Expenses
                                                                                                            to Average
                                                                                                            Net Assets
                                                                                                            Without Fee
                                                        Ratio of          Ratio of                       Waivers, Expenses
                                       Net Assets,     Operating       Net Investment                    Reimbursed and/or
                                         End of       Expenses to        Income to                        Fees Reduced by
                            Total        Period         Average           Average        Portfolio      Credits Allowed by
                           Return(1)   (in 000's)      Net Assets        Net Assets     Turnover Rate     the Custodian(2)
                           ---------   -----------    -----------      --------------   -------------    ------------------
CALIFORNIA MUNICIPAL FUND
Class A
04/30/04 (unaudited)         0.78%       $239,953        0.84%(7)         4.28%(7)           12%                0.84%(7)
10/31/03                     3.69%        252,511        0.85%            4.14%              34%                0.85%
10/31/02                     4.57%        286,095        0.86%            4.39%              48%                0.86%
10/31/01                     9.99%        291,132        0.85%            4.74%              52%                0.86%
10/31/00                     9.33%        248,941        0.87%            5.30%              40%                0.88%
10/31/99                    (3.87)%       283,929        0.88%            4.94%              92%                0.91%

Class B
04/30/04 (unaudited)         0.41%        223,524        1.59%(7)         3.53%(7)           12%                1.59%(7)
10/31/03                     2.92%        255,445        1.59%            3.40%              34%                1.59%
10/31/02                     3.79%        295,662        1.60%            3.65%              48%                1.60%
10/31/01                     9.19%        237,594        1.58%            4.01%              52%                1.59%
10/31/00                     8.53%        160,086        1.60%            4.57%              40%                1.61%
10/31/99                    (4.62)%       133,842        1.63%            4.19%              92%                1.66%

Class C
04/30/04 (unaudited)         0.41%          6,134        1.60%(7)         3.54%(7)           12%                1.60%(7)
10/31/03                     2.92%          8,193        1.59%            3.40%              34%                1.59%
10/31/02(4)                  3.77%          6,665        1.58%(7)         3.67%(7)           48%                1.58%(7)

CALIFORNIA INSURED INTERMEDIATE MUNICIPAL FUND
Class A
04/30/04 (unaudited)        (0.05)%      $ 77,603        0.86%(7)         2.96%(7)           16%                0.86%(7)
10/31/03                     4.29%         75,231        0.77%            3.15%              65%                0.86%
10/31/02                     5.12%         57,102        0.70%            3.59%              28%                0.89%
10/31/01                     9.00%         39,996        0.73%            4.09%              23%                0.92%
10/31/00                     7.37%         29,657        0.91%            4.19%              45%                0.93%
10/31/99                    (1.11)%        31,253        0.89%            4.13%              93%                0.97%

Class B
04/30/04 (unaudited)        (0.42)%        80,523        1.62%(7)         2.20%(7)           16%(7)             1.62%(7)
10/31/03                     3.51%         93,448        1.53%            2.39%              65%                1.62%
10/31/02                     4.32%         89,240        1.46%            2.83%              28%                1.65%
10/31/01                     8.19%         51,525        1.48%            3.34%              23%                1.67%
10/31/00                     6.57%         35,685        1.66%            3.44%              45%                1.68%
10/31/99                    (1.89)%        35,501        1.64%            3.38%              93%                1.72%

Class C
04/30/04  (unaudited)       (0.43)%         9,386        1.62%(7)         2.20%(7)           16%(7)             1.62%(7)
10/31/03                     3.50%         10,317        1.53%            2.39%              65%                1.62%
10/31/02(4)                  3.58%          7,953        1.45%(7)         2.84%(7)           28%                1.64%(7)


               See Notes to Financial Highlights on page 84.
                     See Notes to Financial Statements.

financial highlights



Notes to Financial Highlights

 (1) Total return is not annualized for periods less than one year and does not reflect any applicable sales charges. The total returns would have been lower if certain fees had not been waived and/or expenses reimbursed by the investment advisor or if fees had not been reduced by credits allowed by the custodian.
 (2) Ratio of operating expenses to average net assets includes expenses paid indirectly through custodian credits.
 (3)  The REIT Fund commenced operations on March 1, 2003.
 (4)  The Funds commenced selling Class C shares on March 1, 2002.
 (5)  The Equity Income Fund commenced selling Class I shares on August 1, 2000.
 (6)  Per share numbers have been calculated using the average shares method.
 (7)  Annualized.
 (8)  The West Coast Equity Fund commenced selling Class I shares on
      June 7, 1999.
 (9)  Amount represents less than $0.01 per share.
(10)  The Mid Cap Stock Fund commenced operations on March 1, 2000.
(11)  The Small Cap Value Fund commenced operations on March 1, 2004.
(12)  The Small Cap Growth Fund commenced selling Class I shares on
      January 5, 2000.
(13) The amount shown may not agree with the change in aggregate gains and losses of portfolio securities due to the timing of sales and redemptions of Fund shares.
(14)  Formerly the Small Cap Stock Fund.

                     See Notes to Financial Statements.

notes to financial statements (unaudited)

WM GROUP OF FUNDS

1.    Organization and Business

WM Trust I ("Trust I") and WM Trust II ("Trust II") (collectively, the "Trusts") were organized as Massachusetts business trusts on September 19, 1997 and February 22, 1989, respectively. The Trusts are each registered under the Investment Company Act of 1940, as amended ("1940 Act"), as open-end management investment companies. Trust I and Trust II consist of 19 funds (each a "Fund," collectively, the "Funds"), 16 of which are presented in this report. The Small Cap Value Fund commenced operations on March 1, 2004. Financial statements for the other Funds included in the Trusts are presented in a separate report. The Funds being reported on are as follows:

            Trust I                                   Trust II
            Equity Funds                              Equity Funds
            REIT Fund                                 Growth Fund
            Equity Income Fund                        Small Cap Growth Fund
            Growth & Income Fund                      (formerly, Small Cap Stock Fund)
            West Coast Equity Fund                    International Growth Fund
            Mid Cap Stock Fund
            Small Cap Value Fund

            Fixed-Income Funds                        Fixed-Income Fund
            U.S. Government Securities Fund           Short Term Income Fund
            Income Fund
            High Yield Fund

                                                      Municipal Funds
            Municipal Fund                            California Municipal Fund
            Tax-Exempt Bond Fund                      California Insured Intermediate Municipal Fund

WM Advisors, Inc. (the "Advisor" or "WM Advisors") serves as investment advisor to the Trusts. The Advisor is a wholly-owned subsidiary of Washington Mutual, Inc. ("Washington Mutual"), a publicly owned financial services company.

The Trusts are authorized to issue an unlimited number of shares of beneficial interest, each without par value. Each of the Fixed-Income Funds and the Equity Funds offer four classes of shares: Class A shares, Class B shares, Class C shares and Class I shares. Each of the Municipal Funds currently offers Class A shares, Class B shares and Class C shares. Class A shares of the Funds are generally subject to an initial sales charge at the time of purchase. Certain Class A shares purchased without an initial sales charge may be subject to a contingent deferred sales charge ("CDSC") if redeemed within eighteen months from the date of purchase. Class B shares are not subject to an initial sales charge although they are generally subject to a CDSC if redeemed within five years from the date of purchase. Class C shares are not subject to an initial sales charge although they are subject to a CDSC if redeemed within one year from the date of purchase. Prior to January 1, 2004, Class C shares were subject to an initial sales charge at the time of purchase. In addition, redemptions from International Growth Fund, Class A shares, including exchange redemptions, within 90 days of purchase are subject to a redemption fee equal to 2.00% of the redemption proceeds, which will be retained by the Fund. Class I shares are sold exclusively to the various investment portfolios of the WM Strategic Asset Management Portfolios, LLC (the "Portfolios"), an affiliated open-end management investment company, and affiliates of Washington Mutual and are not available for direct purchase by investors. Class I shares are not subject to an initial sales charge or CDSC.

2.    Significant Accounting Policies

The following is a summary of significant accounting policies, in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"), which are consistently followed by the Funds in the preparation of their financial statements.

Portfolio valuation:

Securities that are primarily traded on a U.S. exchange (excluding securities traded through the Nasdaq National Market System, which are valued at the Nasdaq official close price) are valued at the last sale price on that exchange or, if there were no sales during the day, at the mean of the current day's bid and asked prices. Securities traded only on over-the-counter markets (other than the Nasdaq National Market System and the U.S. Government Securities System) are valued at the mean of the current bid and asked prices.

notes to financial statements (unaudited) (continued)

WM GROUP OF FUNDS

The value of a foreign security is determined in its functional currency as of the close of trading on the foreign exchange on which it is traded or at the close of the New York Stock Exchange, if that is earlier, or if there has been movement in the U.S. market and/or other economic indicators that exceed a specified threshold, the foreign security is fair valued. The value is then converted into its U.S. dollar equivalent using prevailing exchange rates on the day the value of the foreign security is determined.

Options are generally valued at the last sale price or, in the absence of a last sale price, at the mean of the current day's bid and asked prices. The value of a futures contract equals the unrealized gain or loss on the contract, which is determined by marking the contract to the current settlement price for a like contract acquired on the day on which the futures contract is being valued.

Debt securities of U.S. issuers (other than short-term investments), including municipal securities, are valued by one or more independent pricing services (each a "Pricing Service") retained by the Trusts. When, in the judgment of a Pricing Service, market quotations for these securities are readily available, they are valued at the mean between the quoted bid and asked prices. Short-term debt securities that mature in 60 days or less are valued at amortized cost, which approximates market value.

Securities for which market quotations are not readily available are valued at fair value as determined by or under the direction of the Board of Trustees.

Repurchase agreements:

Each Fund may enter into repurchase agreement transactions. A repurchase agreement is a purchase of an underlying debt obligation subject to an agreement by the seller to repurchase the obligation at an agreed upon price and time. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of counterparty default, the Fund would seek to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. WM Advisors, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and broker-dealers with whom each Fund enters into repurchase agreements.

Futures contracts:

Certain Funds may enter into futures transactions. The underlying value of a futures contract is incorporated within the unrealized appreciation/(depreciation) shown in the Portfolio of Investments under the caption "Futures Contracts."

Upon entering into a futures contract, the Fund is required to deposit with the broker an amount of cash or cash equivalents equal to a certain percentage of the contract amount (known as an initial margin deposit). Subsequent payments (known as variation margins) are made or received by the Fund each day, depending on the daily fluctuation of the value of the contract. The daily changes in contract value are recorded as unrealized gains or losses and the Fund recognizes a realized gain or loss when the contract is closed. Should market conditions change unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates, and the underlying hedged assets.

Purchased option contracts:

Certain Funds may enter into put and call option contracts. These Funds may use option contracts to manage their exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Upon entering into a put or call option, the premium paid is recorded as an investment. The daily changes in contract value are recorded as unrealized gains or losses. When a purchased option expires, the Fund will realize a loss in the amount of the cost of the option. When the Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Fund exercises a put option, the Fund will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When the Fund exercises a call option, the cost of the security, which the Fund purchases upon exercise, will be increased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

notes to financial statements (unaudited) (continued)

WM GROUP OF FUNDS

Foreign currency:

The books and records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities are translated into U.S. dollars on a daily basis using prevailing exchange rates. Purchases and sales of investment securities, income and expenses are translated on the respective dates of such transactions.

Unrealized gains and losses, not relating to securities, which result from changes in foreign currency exchange rates have been included in unrealized appreciation/(depreciation) of investments. Unrealized gains and losses of securities, which result from changes in foreign currency exchange rates as well as changes in market prices of securities, have been included in unrealized appreciation/(depreciation) of investments. Net realized foreign currency gains and losses, which result from changes in exchange rates between trade date and settlement date on investment transactions as well as the difference between the amounts of interest and dividends recorded on the books of the Funds and the amount actually received, have been included in realized gains/(losses) on investment transactions. Foreign currency gains and losses, which result from fluctuations in exchange rates between the initial purchase trade date and subsequent sale trade date, have been included in realized gains/(losses) on investment transactions.

Forward foreign currency contracts:

Certain Funds may enter into forward foreign currency contracts. Forward foreign currency contracts are agreements to exchange one currency for another at a future date and at a specified price. These Funds may use forward foreign currency contracts to facilitate transactions in foreign securities and to manage the Funds' foreign currency exposure. These contracts are valued daily, and a Fund's net equity therein, representing unrealized gain or loss on the contracts as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the "Statements of Assets and Liabilities". Realized and unrealized gains and losses are included in the "Statements of Operations". Risks arise from the possible inability of counterparties to meet the terms of their contracts and from movement in currency and securities values and interest rates. Due to the risks, the Funds could incur losses up to the entire contract amount, which may exceed the net unrealized value shown in the "Statements of Assets and Liabilities".

Illiquid investments:

Each Fund may invest a portion of its net assets in securities that are not readily marketable, including: (1) repurchase agreements with maturities greater than seven calendar days; (2) time deposits maturing in more than seven calendar days; (3) certain futures contracts and options; (4) certain variable rate demand notes having a demand period of more than seven calendar days; and (5) securities, the disposition of which are restricted under Federal securities laws, excluding certain Rule 144A securities, as defined in the following paragraph.

Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven calendar days) at approximately the value at which the Funds have valued the investments. This may have an adverse effect on the Fund's ability to dispose of particular illiquid securities at fair market value and may limit the Fund's ability to obtain accurate market quotations for purposes of valuing the securities and calculating the net asset value of shares of the Fund. The Funds may also purchase securities that are not registered under the Securities Act of 1933, as amended (the "Act"), but that can be sold to qualified institutional buyers in accordance with Rule 144A under the Act ("Rule 144A Securities"). Rule 144A Securities generally may be resold only to other qualified institutional buyers. If a particular investment in Rule 144A Securities is not determined to be liquid under the guidelines established by the Board of Trustees, that investment will be subject to a Fund's limitation on investment in illiquid securities.

Securities transactions and investment income:

Securities transactions are recorded on a trade date basis (the date the order to buy or sell is executed). Realized gains and losses from securities sold are recorded on the identified cost basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until settlement date. Each Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

Interest income on debt securities is accrued daily. Premiums and discounts are amortized using the interest method. Paydown gains and losses on mortgage-backed and asset-backed securities are presented as an adjustment to interest income. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities are recorded as soon as the Funds are informed of the ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among the classes of that Fund based upon the relative average net assets of each class.

notes to financial statements (unaudited) (continued)

WM GROUP OF FUNDS

Dividends and distributions to shareholders:

Dividends from net investment income of the Fixed-Income Funds and the Municipal Funds are declared daily and paid monthly. Dividends from net investment income of the REIT and Equity Income Funds are declared and paid quarterly. Dividends from any net investment income of the Growth & Income, West Coast Equity, Mid Cap Stock, Growth, Small Cap Value, Small Cap Growth and International Growth Funds are declared and paid annually. Distributions of any net capital gains earned by a Fund are distributed no less frequently than annually at the discretion of the Board of Trustees. Additional distributions of net investment income and capital gains for each Fund may be made at the discretion of the Board of Trustees in accordance with federal income tax regulations.

Distributions from income and capital gains are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments of income and gains on various investment securities held by the Funds, dividends payable, redesignated distributions and differing characterization of distributions made by each Fund.

Federal income taxes:

It is each Fund's policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended (the "Code"), applicable to regulated investment companies and by distributing substantially all of its earnings to its shareholders. Therefore, no federal income or excise tax provision is required.

Expenses:

General expenses of the Trusts are allocated to all the Funds based upon the relative average net assets of each Fund except printing and postage expenses, which are allocated to all the Funds based upon the relative number of shareholder accounts of each Fund. Operating expenses directly attributable to a class of shares are charged to the operations of that class of shares. Expenses of each Fund not directly attributable to the operations of any class of shares are prorated among the classes to which the expenses relate based on the relative average net assets of each class of shares.

Use of estimates:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3.    Investment Advisory and Other Transactions

WM Advisors serves as investment advisor to the Trusts. The Advisor is entitled to a monthly fee at an annual rate based upon a percentage of the average daily net assets of each Fund at the following rates:


                         From $0     From $125    From $200    From $250    From $500       From $1      From $2
                         to $125      to $200      to $250      to $500    million to        to $2        to $3      Over $3
      Name of Fund       million      million      million      million    $1 billion       billion      billion     billion
      ------------     -----------------------------------------------------------------------------------------------------
REIT Fund                 0.800%       0.800%       0.800%       0.800%       0.750%        0.750%       0.700%       0.650%
Equity Income Fund        0.625%       0.625%       0.625%       0.500%       0.500%        0.500%       0.500%       0.500%
Growth & Income Fund      0.625%       0.625%       0.625%       0.500%       0.500%        0.500%       0.500%       0.500%
West Coast Equity Fund    0.625%       0.625%       0.625%       0.625%       0.500%        0.375%       0.375%       0.375%
Mid Cap Stock Fund        0.750%       0.750%       0.750%       0.750%       0.750%        0.750%       0.750%       0.700%
Growth Fund               0.800%       0.800%       0.800%       0.800%       0.750%        0.750%       0.700%       0.650%
Small Cap Value Fund      0.850%       0.850%       0.850%       0.850%       0.850%        0.850%       0.850%       0.850%
Small Cap Growth Fund     0.850%       0.850%       0.850%       0.850%       0.850%        0.850%       0.850%       0.800%
International Growth
 Fund                     1.000%       0.800%       0.800%       0.800%       0.800%        0.750%       0.750%       0.700%
Short Term Income Fund    0.500%       0.500%       0.450%       0.450%       0.400%        0.400%       0.400%       0.400%
U.S. Government
 Securities Fund          0.500%       0.500%       0.500%       0.500%       0.500%        0.500%       0.500%       0.450%
Income Fund               0.500%       0.500%       0.500%       0.500%       0.500%        0.500%       0.500%       0.450%
High Yield Fund           0.625%       0.625%       0.625%       0.500%       0.500%        0.500%       0.500%       0.500%
Tax-Exempt Bond Fund      0.500%       0.500%       0.500%       0.400%       0.400%        0.400%       0.400%       0.400%
California Municipal
 Fund                     0.500%       0.500%       0.500%       0.500%       0.500%        0.450%       0.450%       0.450%
California Insured
 Intermediate
  Municipal Fund          0.500%       0.500%       0.500%       0.500%       0.500%        0.450%       0.450%       0.450%

88
notes to financial statements (unaudited) (continued)

WM GROUP OF FUNDS

WM Shareholder Services, Inc. (the "Transfer Agent"), a wholly owned subsidiary of Washington Mutual, serves as the transfer agent of the Funds. Fees were paid to the Transfer Agent for services related to the issuance and transfer of shares, maintaining shareholder lists, and issuing and mailing distributions and reports. The authorized annual shareholder servicing fee is $20.40, $21.15 and $21.15 for Class A, Class B and Class C shareholder accounts for the Equity Funds, Fixed-Income Funds and Municipal Funds, respectively. Prior to December 1, 2003, the authorized monthly shareholder servicing fee was $19.68, $20.21 and $20.21 for Class A, Class B and Class C shareholder accounts for the Equity Funds, Fixed-Income Funds and Municipal Funds, respectively. Class I shares are not subject to shareholder servicing fees. The Transfer Agent has voluntarily waived $28,056, $23,001 and $6,739 of its transfer agent fees for Class A, Class B and Class C shares of the Short Term Income Fund for the six months ended April 30, 2004, respectively.

Custodian fees for certain Funds have been reduced by credits allowed by the Funds' custodian for uninvested cash balances. The Funds could have invested this cash in income producing securities. Fees reduced by credits allowed by the custodian for the six months ended April 30, 2004 are shown separately in the "Statements of Operations".

4.    Trustees' Fees

No officer or employee of Washington Mutual or its subsidiaries receives any compensation from the Trusts for serving as an officer or Trustee of the Trusts. The Trusts, together with other mutual funds advised by WM Advisors, pay each Trustee who is not an officer or employee of Washington Mutual or its subsidiaries, a per annum retainer plus attendance fees for each meeting at which they are present. The Lead Trustee, Committee Chairs and Committee Members receive additional remuneration for these services to the Trusts. Trustees are also reimbursed for travel and out-of-pocket expenses. Each Trustee serves in the same capacity for all 41 funds within the WM Group of Funds.

5.    Distribution Plans

WM Funds Distributor, Inc. (the "Distributor"), a registered broker-dealer and a wholly-owned subsidiary of Washington Mutual, serves as distributor for Class A, Class B and Class C shares. For the six months ended April 30, 2004, the Distributor has received $663,323 representing commissions (front-end sales charges) on Class A and Class C shares and $1,688,439 representing CDSCs on Class A, Class B and Class C shares.

Each of the Funds has adopted three distribution plans, pursuant to Rule 12b-1 under the 1940 Act, applicable to Class A, Class B and Class C shares of the Fund (each, a "Rule 12b-1 Plan"), respectively. There are no 12b-1 Plans applicable to Class I shares of the Funds. Under the applicable Rule 12b-1 Plans, the Distributor may receive a service fee at an annual rate of 0.25% of the average daily net assets of each class. In addition, the Distributor is paid a fee as compensation in connection with the offering and sale of Class B and Class C shares at an annual rate of 0.75% of the average daily net assets of each class. These fees may be used to cover the expenses of the Distributor primarily intended to result in the sale of such shares, including payments to the Distributor's representatives or others for selling shares. The service fee is paid by the Fund to the Distributor, which in turn, pays service fees to broker/dealers that provide services, such as accepting telephone inquiries and transaction requests and processing correspondence, new account applications and subsequent purchases for the shareholders. Under their terms, each Rule 12b-1 plan shall remain in effect from year to year, provided such continuance is approved annually by vote of the Board of Trustees, including a majority of those Trustees who are not "interested persons" of the Trusts, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of such distribution plans, or any agreements related to such plans, respectively.

6.    Purchases and Sales of Investments

The aggregate cost of purchases and proceeds from sales of securities, excluding U.S. Government and short-term investments, for the six months ended April 30, 2004, are as follows:

                                                 Purchases                    Sales
            Name of Fund                           (000s)                     (000s)
            ------------                         ---------                    -----
            REIT Fund                            $  44,872                $       --
            Equity Income Fund                     232,102                    51,328
            Growth & Income Fund                   265,942                    58,359
            West Coast Equity Fund                 196,071                    83,423
            Mid Cap Stock Fund                     172,852                    51,509
            Growth Fund                            659,503                   346,708

89
notes to financial statements (unaudited) (continued)

WM GROUP OF FUNDS

                                                 Purchases                   Sales
            Name of Fund                           (000s)                    (000s)
            ------------                         ---------                   -----
            Small Cap Value Fund*                 $210,768                 $  10,923
            Small Cap Growth Fund                   99,126                   237,160
            International Growth Fund              139,254                    35,039
            Short Term Income Fund                  33,435                     2,413
            U.S. Government Securities Fund         80,871                        18
            Income Fund                             92,059                    40,100
            High Yield Fund                        496,018                   408,538
            Tax-Exempt Bond Fund                    31,674                    47,897
            California Municipal Fund               58,047                    78,829
            California Insured Intermediate
            Municipal Fund                          25,895                    38,205

            *The Small Cap Value Fund commenced operations on March 1, 2004.

The aggregate cost of purchases and proceeds from sales of U.S.
Government securities, excluding short-term investments, for the six months ended April 30, 2004, are as follows:

                                                 Purchases                   Sales
            Name of Fund                           (000s)                    (000s)
            ------------                         ---------                   -----
            Equity Income Fund                  $       --                 $     335
            Short Term Income Fund                  12,318                     5,989
            U.S. Government Securities Fund        433,994                   184,696
            Income Fund                            120,988                    68,113

7.    Lending of Securities

Certain Funds may lend securities to brokers, dealers and other financial organizations to earn additional income. Each security loan is collateralized with assets in an amount equal to or greater than the current market value of the loaned securities. There is a risk of delay in receiving collateral, that the collateral could lose value or become valueless, or in recovering the securities loaned or even a loss of rights in collateral should the borrower fail financially.

At April 30, 2004, each of the Funds with outstanding loans of securities to certain brokers, dealers or other financial institutions has segregated cash and/or securities at least equal to the market value of securities loaned with the Funds' custodian.

8.    Transactions with Affiliates

At April 30, 2004, the WM Strategic Asset Management Portfolios, LLC, hold investments in a number of the Funds. The figures presented below represent the percentage of shares outstanding of each Fund owned by the
Portfolios:

                                                                          Portfolios
                                        ----------------------------------------------------------------------------------
                                         Flexible        Conservative                        Conservative       Strategic
                                          Income          Balanced           Balanced            Growth            Growth
Name of Fund                             Portfolio        Portfolio          Portfolio         Portfolio         Portfolio
--------------------                    ----------       ----------         ----------        ----------        ----------
REIT Fund                                   3.6%              3.0%             34.2%             35.0%             19.3%
Equity Income Fund                          2.3%              1.9%             22.5%             21.6%             12.4%
Growth & Income Fund                        3.2%              1.7%             20.6%             22.6%             15.3%
West Coast Equity Fund                      1.1%              0.9%             12.0%             13.2%              9.7%
Mid Cap Stock Fund                          4.0%              2.5%             28.1%             29.4%             23.8%
Growth Fund                                 3.1%              2.4%             28.1%             27.1%             18.6%
Small Cap Value Fund                        3.8%              2.6%             32.9%             36.4%             23.5%
Small Cap Growth Fund                       2.5%              1.6%             20.7%             22.9%             14.7%
International Growth Fund                    --               3.0%             31.5%             33.8%             23.5%
Short Term Income Fund                     37.5%              8.3%             12.6%               --                --
U.S. Government Securities Fund            18.5%              7.4%             35.1%             14.1%               --
Income Fund                                18.1%              6.5%             32.3%             12.9%               --
High Yield Fund                             8.5%              3.6%             23.8%             16.8%              9.9%

notes to financial statements (unaudited) (continued)

WM GROUP OF FUNDS

9.    Unrealized Appreciation/(Depreciation)

At April 30, 2004, the aggregate gross unrealized appreciation/(depreciation) on a tax basis are as follows:

                                                                          (In thousands)
                                                   ------------------------------------------------------
                                                                    Equity        Growth &     West Coast
                                                      REIT          Income         Income        Equity
                                                      Fund           Fund           Fund          Fund
                                                    --------      ---------      ---------     ----------
Tax basis unrealized appreciation                   $ 35,757      $ 216,669      $ 416,290     $  310,884
Tax basis unrealized depreciation                     (2,707)       (26,939)       (38,721)       (61,978)
                                                    --------      ---------      ---------     ----------
Net tax basis unrealized appreciation/
    (depreciation)                                  $ 33,050      $ 189,730      $ 377,569     $  248,906
                                                    ========      =========      =========     ==========

                                                    Mid Cap                      Small Cap      Small Cap
                                                     Stock         Growth          Value         Growth
                                                     Fund           Fund           Fund           Fund
                                                   ---------      ---------      ---------     ----------
Tax basis unrealized appreciation                  $ 117,465      $ 102,365      $   4,314     $   84,077
Tax basis unrealized depreciation                     (6,280)       (29,488)       (12,681)       (83,526)
                                                   ---------      ---------      ---------     ----------

Net tax basis unrealized appreciation/
    (depreciation)                                 $ 111,185      $  72,877      $  (8,367)    $      551
                                                   =========      =========      =========     ==========


                                                    Inter-                          U.S.
                                                   national       Short Term     Government
                                                    Growth          Income       Securities      Income
                                                     Fund            Fund           Fund          Fund
                                                   ---------      ---------      ---------     ----------
Tax basis unrealized appreciation                  $  69,201      $   5,308      $  11,610     $   57,570
Tax basis unrealized depreciation                    (12,069)          (965)       (17,924)       (28,301)
                                                   ---------      ---------      ---------     ----------
Net tax basis unrealized appreciation/
    (depreciation)                                 $  57,132      $   4,343      $ (6,314)     $   29,269
                                                   =========      =========      =========     ==========


                                                                                               California
                                                                                                 Insured
                                                     High         Tax-Exempt     California   Intermediate
                                                     Yield           Bond        Municipal      Municipal
                                                     Fund            Fund           Fund           Fund
                                                   ---------      ---------      ---------     ----------
Tax basis unrealized appreciation                  $  62,874      $  15,888      $  16,061     $    2,567
Tax basis unrealized depreciation                    (19,020)        (1,140)        (2,925)          (946)
                                                   ---------      ---------      ---------     ----------
Net tax basis unrealized appreciation/
    (depreciation)                                 $  43,854      $  14,748      $  13,136     $    1,621
                                                   =========      =========      =========     ==========

10.    Industry and Geographic Concentration and Other Risk Factors

While no individual fund is intended as a complete investment program, this is especially true for funds that concentrate their investments such as those investing in particular industries or regions.

The Reit Fund concentrates its investments in real estate investment trust ("REIT") securities or debt securities of issuers that are principally engaged in the U.S. real estate or related industries. The REIT Fund could be adversely impacted by economic trends within this industry.

The West Coast Equity Fund concentrates its investments in companies located or doing business in Alaska, California, Idaho, Montana, Oregon and Washington. The West Coast Equity Fund could be adversely impacted by economic trends within this region.

The High Yield Fund invests in lower rated debt securities, which may be more susceptible to adverse economic conditions than investment grade holdings. These securities are often subordinated to the prior claims of other senior lenders, and uncertainties exist as to an issuer's ability to meet principal and interest payments.

The California Municipal and California Insured Intermediate Municipal Funds are more susceptible to factors adversely affecting issuers of California municipal securities than is a municipal bond fund that is not concentrated in these issuers. Uncertain economic conditions or governmental developments may affect the ability of California municipal securities issuers to meet their financial obligations.

Certain Funds may invest a portion of their assets in foreign securities, developing or emerging markets countries; enter into forward foreign currency transactions; lend their portfolio securities; enter into stock index, interest rate and currency futures contracts, and options on such contracts; enter into interest rate swaps or purchase or sell interest rate caps or floors; enter into other types of options transactions; make short sales; purchase zero coupon and payment-in-kind bonds; enter into repurchase or reverse repurchase agreements; purchase and sell "when-issued" securities and enter into "delayed-delivery" transactions; and enter into various other investment practices, each with inherent risks. The risks involved in investing in foreign securities include those resulting from future adverse political and economic developments and the possible imposition of currency exchange restrictions or other foreign laws or restrictions. The risks involved in investing in a high concentration of a single sector include those resulting from future adverse political and economic developments or regulatory occurrences and the potential for adverse effects to the financial conditions of the industries within the sector due to market fluctuations.

From time to time, one or more of the Funds used for investment by a Portfolio may experience relatively large investments or redemptions due to reallocations or rebalancings by the Portfolios. These transactions will affect the Funds, since the Funds that experience redemptions as a result of the reallocations or rebalancings may have to sell portfolio securities and the Funds that notes to financial statements (unaudited) (continued)

WM GROUP OF FUNDS

receive additional cash will have to invest such cash. While it is impossible to predict the overall impact of these transactions over time, there could be adverse effects on portfolio management to the extent that the Funds may be required to sell securities or invest cash at times when they would not otherwise do so. These transactions could also have tax consequences if sales of securities resulted in gains and could also increase transaction costs. The Advisor is committed to minimizing such impact on the Funds to the extent it is consistent with pursuing the investment objectives of the Portfolios. The Advisor may nevertheless face conflicts in fulfilling its responsibilities. The Advisor will, at all times, monitor the impact on the Funds of transactions by the Portfolios.

11.    Proxy Voting Information

A description of the policies and procedures that the Trusts use to determine how to vote proxies relating to portfolio securities held by the Fund is available, without charge and upon request, by calling 1-800-222-5852. This information is also available from the EDGAR database or the Securities and Exchange Commission's internet site at http://www.sec.gov.

12.    Special Meeting of Shareholders

A special meeting of shareholders of the U.S. Government Securities Fund of the WM Trust I was convened on February 10, 2004, at which shareholders approved the following:

To eliminate the Fund's fundamental policy regarding investment only in U.S. government securities.

                                     Affirmative        Against           Abstained          Total
                                     -----------        -------           ---------          -----
      Voted Shares                  47,192,168.295    22,700,455.380    5,341,611.405     75,234,235.080
      % of Outstanding Shares       45.196%           21.740%           5.116%            72.052%
      % of Shares Voted             62.727%           30.173%           7.100%            100.000%

To eliminate the Fund's fundamental policy regarding investment of at least 80% of its assets in U.S. government securities.
                                     Affirmative        Against           Abstained          Total
                                     -----------        -------           ---------          -----
      Voted Shares                  45,063,757.811    24,724,272.636    5,446,204.633     75,234,235.080
      % of Outstanding Shares       43.158%           23.678%           5.216%            72.052%
      % of Shares Voted             59.898%           32.863%           7.239%            100.000%

To eliminate the Fund's fundamental policy prohibiting investment in other investment companies.
                                     Affirmative        Against           Abstained          Total
                                     -----------        -------           ---------          -----
      Voted Shares                  45,746,213.414    23,679,155.963    5,808,865.703     75,234,235.080
      % of Outstanding Shares       43.811%           22.678%           5.563%            72.052%
      % of Shares Voted             60.805%           31.474%           7.721%            100.000%

To eliminate the Fund's fundamental policy prohibiting investment in equity securities.
                                     Affirmative        Against           Abstained          Total
                                     -----------        -------           ---------          -----
      Voted Shares                  46,237,450.169    22,935,125.586    6,061,659.325     75,234,235.080
      % of Outstanding Shares       44.282%           21.965%           5.805%            72.052%
      % of Shares Voted             61.458%           30.485%           8.057%            100.000%

To amend the Fund's fundamental investment policy regarding investments in real estate or commodities.
                                     Affirmative        Against           Abstained          Total
                                     -----------        -------           ---------          -----
      Voted Shares                  46,552,644.319    22,450,661.618    6,230,929.143     75,234,235.080
      % of Outstanding Shares       44.583%           21.501%           5.968%            72.052%
      % of Shares Voted             61.877%           29.841%           8.282%            100.000%

92

Before investing, you should carefully consider a fund's investment objectives, risks, charges, and expenses. Contact your Investment Representative or call 800-222-5852 to obtain a prospectus containing this and other information. Read the prospectus carefully before investing.

This Semi-Annual Report is published for the general information of the shareholders of the WM Group of Funds. It is authorized for distribution to prospective investors only when preceded or accompanied by a current WM Group of Funds prospectus. A mutual fund's share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.

The WM Group of Funds are not insured by the FDIC. They are not deposits or obligations of, nor are they guaranteed by, any bank. These securities are subject to investment risk, including possible loss of principal amount invested.

Distributed by:
WM Funds Distributor, Inc.

Member NASD


----------------------------------------------------------------------------





[logo]WM                                                   P R S R T  S T D
      GROUPofFUNDS                                         U.S. POSTAGE
                                                           PAID
      P.O. Box 9757                                        N. READING, MA
      Providence, RI 02940-9757                            PERMIT #105









[logo]Printed on recycled paper

                                                            WMGSAR (6/29/04)

[logo] WM
       GROUPofFUNDS




                                             M O N E Y

                                             M A R K E T

                                             F U N D S


                                             Common sense. Uncommon solutions.

                                   [photo]

                                             SEMI-ANNUAL REPORT

                                             April 30, 2004

         Money Market Funds

                  Money Market Fund

                  Tax-Exempt Money Market Fund

                  California Money Fund





                  Table of Contents

                  Message from the President....................1

                  Portfolio of Investments......................2

                  Statements of Assets and Liabilities.........11

                  Statements of Operations.....................13

                  Statements of Changes in Net Assets..........14

                  Statements of Changes in Net
                  Assets - Capital Stock Activity..............15

                  Financial Highlights.........................16

                  Notes to Financial Statements................18













              Not FDIC Insured
--------------------------------------------------
May Lose Value * Not a Deposit * No Bank Guarantee
  Not Insured by any Federal Government Agency

[PHOTO]  Dear Shareholder,

Since our last shareholder report, the U.S. economy has regained its economic foothold. Corporate profits have improved in an ongoing environment of low inflation and low interest rates. Corporations are showing renewed confidence that is evident through increased capital spending and hiring, accompanied by higher worker productivity. The creation of more jobs in the service and manufacturing sectors is a welcome sign that can have a positive proliferating impact on the economy. We are also seeing the development of more favorable factors outside the U.S. that can drive stronger economic growth.

These developments were reflected in the performance of the stock market, which gained 6% for the six-month period ended April 30, 2004.(1) Among the best-performing equity sectors were energy (+22%), telecommunications (+13%), health care (+10%), and consumer staples (+10%).(2) Corporate bonds, particularly lower-quality high-yield issues in sectors such as insurance (+10%), financial institutions (+9%), and basic industry (+8%), were among the top-performing assets during the period.(3)

Asset Allocation Shows Its Benefits

What makes the investment business so challenging is that we continually see new positive trends that are invariably accompanied by negative news. This combination of events can rapidly alter our well-researched projections. As a result, we continue to embrace asset allocation, which studies have shown accounts for over 90% of an investment's return.(4) In our judgement, this is the most appropriate and time-tested investment philosophy. Our approach to investing is reflected in such variables as portfolio allocations, bond maturities, corporate sector and asset class exposures, equity styles, and capitalizations.

As evidence of how important asset allocation is to our investment approach, we launched the WM Small Cap Value Fund, which invests in smaller-sized, undervalued firms, on March 1 of this year. With this new fund, we can now invest in up to 13 separate asset classes within our Strategic Asset Management (SAM) Portfolios. It also provides us with greater investment opportunities and strengthens our ability to spread assets across more well-researched and widely traded investment styles.

Celebrating 65 Years of Shared Values

This year marks the 65th anniversary of our WM Equity Income Fund, which traces its origins back to 1939 when it was launched as the Composite Bond Fund, one of the first 50 mutual funds in the U.S. Much has changed since then. Today there are over 8,000 U.S. mutual funds,(5) but few can claim a similar heritage and institutional dedication to shareholder interests.

I am honored to be only the fourth president of WM Advisors during its 65-year history. My mentor, Lee Sahlin, upheld the corporate culture developed under his predecessor, George Yancey, who worked alongside the founder of the Composite Research & Management Company, R. M. "Pete" Williams. My predecessors had long tenures because they took the values of long-term investing, consistency of purpose, trust, and integrity very seriously. I am proud that these values are still at work today at our staff, management, and board levels.

The WM Group of Funds Board of Trustees is comprised of 11 experienced individuals, eight of whom are independent of fund management. The remaining three trustees (myself included) are termed "interested persons" who are connected with fund management or Washington Mutual, Inc. Acting together, the board members represent shareholder interests by striving to ensure that the funds' managers, distributor, transfer agent, and other service providers meet their fiduciary responsibilities.

A Time-Tested Investment Approach

As the mutual fund industry approaches its 80th anniversary, we note that over a history with nearly the same longevity, WM Advisors has built a venerable record of successful investment management. Our investment philosophy has been tested over decades that have included some extraordinary historic and economic events. We have persevered while also achieving some exceptional results and recognition for our achievements from national publications, such as Barron's.

I believe the key to this success can be distilled from our investment process, consistent approach, and teamwork. Our overall approach is aligned with the goals of our shareholders, so we operate with a common purpose. This process has worked exceptionally well for the past 65 years, and we are confident it can produce mutual benefits in the years ahead.

Sincerely,

/s/ William G. Papesh

William G. Papesh
President

(1) As measured by the S&P 500 Index. Indices are unmanaged, and individuals cannot invest directly in an index.
(2) Source: Bloomberg News.
(3) Source: Lehman Brothers.
(4) Source: Ibbotson Associates.
(5) Source: Investment Company Institute.

portfolio of investments

MONEY MARKET FUND
April 30, 2004 (unaudited)

Principal
 Amount                                                     Value
 (000s)                                                     (000s)
---------                                                   ------

COMMERCIAL PAPER (DOMESTIC) - 5.7%

            Cooperative Association of Tractor
              Dealers Inc.:

              Series A, (MBIA Insured):

$10,000       1.080% due 05/12/2004+++                    $  9,997
  5,000       1.110% due 07/08/2004+++                       4,990
 10,100       1.110% due 07/09/2004+++                      10,078
  8,300       1.110% due 07/14/2004+++                       8,281

  4,000       Series B, (AMBAC Insured),
              1.130% due 06/07/2004+++                       3,995

 10,000     Goldman Sachs Group,
              1.100% due 08/24/2004                          9,965
                                                          --------
            Total Commercial Paper (Domestic)
              (Cost $47,306)                                47,306
                                                          --------

COMMERCIAL PAPER (YANKEE) - 0.5%
  (Cost $4,393)

  4,393     Total Capital, SA,
              1.040% due 05/03/2004                          4,393
                                                          --------

CERTIFICATES OF DEPOSIT (YANKEE) - 8.3%

 25,000     Bank of Nova Scotia,
              1.050% due 08/26/2004++                       24,999

 23,700     Bayerische Landesbank NY,
              1.060% due 08/25/2004++                       23,700

 20,000     Royal Bank of Canada,
              1.015% due 06/02/2004++                       20,000
                                                          --------

            Total Certificates of Deposit (Yankee)
              (Cost $68,699)                                68,699
                                                          --------

MEDIUM TERM NOTES - 16.2%

  2,000     American Express Credit Corporation,
              Series B, 4.250% due 02/07/2005                2,046

            American Honda Finance Corporation:

 15,000       1.240% due 02/11/2005++**                     15,020
 15,000       1.270% due 05/20/2004++**                     15,001

  3,000     Associates Corporation NA, Sr. Note,
              Series G, 8.250% due 10/15/2004                3,092

  7,000     Citigroup Global Markets, Series K,
              1.230% due 06/17/2004++                        7,001

            General Electric Capital Corporation, Series A:

  5,200       1.155% due 12/15/2004++                        5,203
  6,035       4.250% due 01/28/2005                          6,164
  8,590       7.250% due 05/03/2004                          8,593
  8,778       7.250% due 02/01/2005                          9,170

 10,000     MBIA Global Funding LLC,
              1.060% due 02/07/2005++**                     10,000

            Merrill Lynch & Company, Inc., Series B:

  2,025       1.360% due 06/11/2004++                        2,026
  5,000       1.420% due 05/21/2004++                        5,001
 12,275       5.350% due 06/15/2004                         12,338
  2,000       5.460% due 05/07/2004                          2,001

  5,000     Morgan Stanley, Sr. Note,
              4.750% due 08/30/2004                          5,058

 15,000     Toyota Motor Credit Corporation,
              1.040% due 06/17/2004++                       15,000

Principal
 Amount                                                     Value
 (000s)                                                     (000s)
---------                                                   ------

$10,000     U.S. Bancorp, Sr. Note, Series J,
              6.875% due 12/01/2004                       $ 10,325
                                                          --------

            Total Medium Term Notes
              (Cost $133,039)                              133,039
                                                          --------

CORPORATE BONDS AND NOTES - 25.8%

  3,250     2880 Stevens Creek LLC, Bond,
              (LOC: Bank of  the West),
              1.180% due 11/01/2033+                         3,250

  2,945     ASSK Properties LC, Note,
              (LOC: Wells Fargo Bank),
              1.250% due 12/01/2017+                         2,945

 14,625     Associates Corporation NA, Sr. Note,
              7.750% due 02/15/2005                         15,371

  1,000     Banaba Properties LLC, Note,
              (LOC: Fifth Third Bank),
              1.120% due 03/01/2020+                         1,000

  2,010     BP Canada Energy Company, Deb.,
              6.750% due 02/15/2005                          2,094

  3,000     Campus Research Corporation, Note, Series A,
              (LOC: Wells Fargo Bank),
              1.300% due 06/01/2013+                         3,000

  4,000     Chatham Capital Corporation, Note,
              (LOC: Fifth Third Bank),
              1.070% due 11/01/2026+                         4,000

  3,500     Corporate Finance Managers, Note,
              (LOC: Wells Fargo Bank),
              1.150% due 02/02/2043+                         3,500

  1,000     Crestmont Nursing Home, Note,
              1.070% due 03/01/2024+                         1,000

  1,600     DBSI First Mortgage 1998, Note,
              (LOC: U.S. Bank),
              1.170% due 07/01/2023+                         1,600

  1,000     Elmhurst Memorial Healthcare, Note,
              1.070% due 01/01/2034+**                       1,000

 34,931     Everett Clinic, P.S., Bond,
              (LOC: Bank of America),
              1.110% due 05/01/2022+                        34,931

  1,000     Family Express LLC, Note,
              (LOC: Fifth Third Bank),
              1.070% due 04/01/2028+                         1,000

            First Union National Bank:

  5,000       Note, 7.700% due 02/15/2005                    5,249

 12,000       Sr. Note, 1.280% due 06/21/2004++             12,003

  7,985     Foster Schweihofer Real Estate Holdings
              Company, LLC, Note,
              (LOC: Fifth Third Bank),
              1.070% due 09/20/2033+                         7,985

  9,000     General Electric Capital Corporation, Deb.,
              8.850% due 04/01/2005                          9,619

  2,000     Gulf Gate Apartments, Bond,
              (LOC: Wells Fargo Bank),
              1.150% due 09/01/2028+**                       2,000

  5,000     Iowa 80 Group Inc., Note,
              (LOC: Wells Fargo Bank),
              1.250% due 06/01/2016+                         5,000

  1,000     JUL-Mark Investments LLC, Note,
              (LOC: Fifth Third Bank),
              1.120% due 10/01/2025+**                       1,000

                     See Notes to Financial Statements.

portfolio of investments (continued)

MONEY MARKET FUND
April 30, 2004 (unaudited)

Principal
 Amount                                                     Value
 (000s)                                                     (000s)
---------                                                   ------

CORPORATE BONDS AND NOTES - (continued)

$   955     Lauren Company, LLC, Bond,
              1.150% due 07/01/2033+**                    $    955

  1,900     Marsh Enterprises LLC, Note,
              (LOC: Fifth Third Bank),
              1.070% due 01/01/2028+                         1,900

  4,500     Medical Properties Inc., Revenue Bonds,
              (Dakota Clinic Ltd. Project),
              (LOC: ABN AMRO Bank NV),
              1.130% due 12/15/2024+                         4,500

            Michigan Equity Group, Note (LOC: Fifth
              Third Bank):

  1,000       1.120% due 04/01/2034+**                       1,000

  2,530       Series B, 1.120% due 04/01/2034+**             2,530

 11,000     National Bank of Canada, Note,
              8.125% due 08/15/2004                         11,220

  1,390     Northern Trust Company, Note,
              6.650% due 11/09/2004                          1,429

  4,800     Pineview Estates LC, Note,
              (LOC: Fifth Third Bank),
              1.070% due 01/01/2023+                         4,800

 14,526     Portland Clinic LLP, Bond, (LOC: U.S. Bank),
              1.130% due 11/20/2027+                        14,526

 15,955     Presbyterian Homes & Services of New Jersey
              Obligated Group, Revenue Bonds, Series
              1998-B1, (LOC: Fleet National Bank),
              1.100% due 12/01/2028+                        15,955

  4,615     Rise Inc., Note, (LOC: Wells Fargo Bank),
              1.250% due 11/01/2022+                         4,615

  4,800     Rockwood Quarry LLC, Note,
              (LOC: Fifth Third Bank),
              1.070% due 12/01/2022+                         4,800

  1,000     Sanders CRS Exchange LLC, Note,
              (LOC: Wells Fargo Bank),
              1.250% due 10/01/2023+**                       1,000

  1,250     Spartan Medical Facility, Note,
              (LOC: Fifth Third Bank),
              1.120% due 12/01/2026+**                       1,250

  2,900     Tacoma Goodwill Industries, Bond,
              (LOC: Bank of America),
              1.120% due 02/01/2023+                         2,900

  1,000     Titan Holdings Group LLC, Note,
              (LOC: Fifth Third Bank),
              1.120% due 05/01/2012+                         1,000

 16,500     Wachovia Corporation, Sr. Note,
              6.700% due 06/21/2004                         16,626

  1,478     Watts Brothers Frozen Foods, Bond,
              (LOC: U.S. Bank),
              1.170% due 07/01/2013+                         1,478

  2,500     Wells Fargo & Company, Sr. Note,
              7.500% due 04/15/2005                          2,642
                                                          --------

            Total Corporate Bonds and Notes
              (Cost $212,673)                              212,673
                                                          --------

TAXABLE MUNICIPAL BONDS - 26.8%

  2,000     ABAG, California, Finance Authority
              for Nonprofit Corporations, Revenue Bonds,
              (Public Policy Institute of California
              Project), Series B, (LOC: Bank of
              New York), 1.200% due 11/01/2031+              2,000

Principal
 Amount                                                     Value
 (000s)                                                     (000s)
---------                                                   ------

$ 7,450     Acworth, Georgia, Downtown Development
              Authority, IDR, (City of Acworth Cable
              Fiber Optic Project), (AMBAC Insured),
              1.120% due 01/01/2017+                        $7,450

 10,000     Brooks County, Georgia, Development
              Authority, IDR, (Langboard Inc. Project),
              (LOC: Bank of America),
              1.100% due 04/01/2018+                        10,000

  5,500     California Educational Facilities Authority,
              Loan Agreement Revenue, (University of
              Judaism), Series B,
              (LOC: Allied Irish Bank PLC),
              1.170% due 12/01/2028+                         5,500

  1,400     California Statewide Communities Development
              Authority, MFHR, (Pavilions at Sunrise
              Apartments), Series M-T, (LOC: Fannie Mae),
              1.130% due 08/15/2034+                         1,400

  1,225     Colorado Housing & Finance Authority,
              Economic Development Revenue, (G.A.
              Wright Asset Management, LLC Project),
              (LOC: Wells Fargo Bank),
              1.150% due 04/01/2029+                         1,225

            Connecticut State Housing Finance Authority,
              Housing Revenue, (Housing Mortgage
              Finance Program), (AMBAC Insured):

 14,000       Series A-4,
              1.080% due 05/15/2032+                        14,000

  2,795       Series F-1,
              1.080% due 11/15/2016+                         2,795

 25,000       Subseries B-6,
              1.080% due 11/15/2027+                        25,000

  2,800     Florida Housing Finance Corporation,
              Multifamily Mortgage Revenue,
              (Northbridge at Millenia Apartments),
              Series V-2, (LOC: Bank of America),
              1.110% due 06/15/2036+                         2,800

            Illinois Health Facilities Authority, Health
              Care Revenue, Series B:

  6,000       (Silver Cross Hospital Project),
              (LOC: Fifth Third Bank),
              1.100% due 08/15/2017+                         6,000

  1,300       (West Suburban Hospital Medical Center
              Project), (LOC: American National Bank),
              1.100% due 07/01/2024+                         1,300

  3,000     Kern Water Bank Authority, California,
              Water Revenue, Series B,
              (LOC: Wells Fargo Bank),
              1.150% due 07/01/2028+                         3,000

  3,200     Kit Carson County, Colorado, Agricultural
              Development Revenue, (Midwest Farms LLC),
              (LOC: Wells Fargo Bank),
              1.120% due 06/01/2027+                         3,200

  3,000     Long Beach, California,  Revenue Bonds,
              (Long Beach Towne Center Site
              Refinancing Project), Series A,
              (LOC: Allied Irish Bank PLC),
              1.180% due 11/01/2030+                         3,000

  4,340     Los Angeles, California, Community
              Redevelopment Agency, Financing Authority
              Revenue, (Bunker Hill Project), Series B,
              (AMBAC Insured),
              1.490% due 12/01/2004***                       4,340

                     See Notes to Financial Statements.

portfolio of investments (continued)

MONEY MARKET FUND
April 30, 2004 (unaudited)

Principal
 Amount                                                     Value
 (000s)                                                     (000s)
---------                                                   ------

TAXABLE MUNICIPAL BONDS - (continued)

$ 1,000     Michigan Public Educational Facilities
              Authority, Revenue Note,
              (LOC: Fifth Third Bank),
              1.400% due 09/01/2004                       $    999

  3,530     Michigan State Strategic Fund, Limited
              Obligation Revenue, (Environmental
              Research Institute of Michigan Project),
              Series B, (LOC: Fifth Third Bank),
              1.070% due 10/01/2025+                         3,530

  4,315     New Hampshire State Housing Finance
              Authority, MFHR, (Pheasant Run
              Properties Limited Partnership Project),
              (FNMA Collateral),
              1.100% due 04/15/2016+                         4,315

            New York City Housing Development
              Corporation, MFHR, Series B:

  6,800       (92nd & First Residential Tower),
              (LOC: Fleet National Bank),
              1.100% due 11/01/2036+                         6,800

  2,500       (LOC: KeyBank National Association),
              1.100% due 07/01/2035+                         2,500

    700       (One Columbus Place Development),
              (FNMA Collateral),
              1.070% due 11/15/2028+                           700

  1,245       (West 43rd Street Development),
              (FNMA Collateral),
              1.070% due 04/15/2029+                         1,245

 20,000     New York City, GO, Subseries A-11,
              (FGIC Insured),
              1.080% due 11/01/2020+                        20,000

            New York State Housing Finance Agency,
              Housing Revenue, Series B:

  4,000       (350 West 43rd Street Project),
              (LOC: Fleet National Bank),
              1.070% due 11/01/2034+                         4,000

  3,000       (West 20th Street Project),
              (FNMA Collateral),
              1.080% due 05/15/2033+                         3,000

  4,800       (West 33rd Street Project),
              (FNMA Collateral),
              1.070% due 11/15/2036+                         4,800

 37,100     Oakland-Alameda County, California,
              Coliseum Authority, Lease Revenue,
              (Coliseum Project), Series D,
              (LOC: Wachovia Bank),
              1.100% due 02/01/2011+                        37,100

            Orange County, Florida, Housing Finance
              Authority, MFHR, Series B:

  2,320       (Northbridge At Millenia - Phase II Project),
              (LOC: SouthTrust Bank),
              1.130% due 08/15/2036+                         2,320

  1,550       (The Landings on Millenia Blvd. Apartments),
              (LOC: Fannie Mae),
              1.110% due 08/15/2035+                         1,550

  2,435     Plymouth, Minnesota, Health Facilities
              Revenue, (Westhealth Project), Series B,
              (FSA Insured),
              1.120% due 06/01/2024+                         2,435

Principal
 Amount                                                     Value
 (000s)                                                     (000s)
---------                                                   ------

$ 2,000     Roman Catholic Diocese of Raleigh, North
              Carolina, Demand Notes, Series A,
              (LOC: Bank of America),
              1.150% due 06/01/2018+                       $ 2,000

  5,250     Santa Rosa, California, Pension Obligation,
              Revenue Bonds, Series A,
              (LOC: Landesbank Hessen-Thuringen),
              1.200% due 09/01/2024+                         5,250

  3,000     Savannah College of Art & Design, Inc.,
              Georgia, Revenue Bonds,
              (LOC: Bank of America),
              1.100% due 04/01/2024+                         3,000

 10,700     South Fulton, Georgia, Municipal Regional
              Jail Authority, Lease Revenue, (Union City
              Justice Center Project), (MBIA Insured),
              1.100% due 11/01/2017+                        10,700

  5,750     Union County Improvement Authority, New
              Jersey, Revenue Bonds, (Cedar Glen Housing
              Corporation - Hanover Township Housing
              Project), Series B, (FNMA Collateral),
              1.100% due 12/15/2014+                         5,750

  1,445     University of Illinois, College & University
              Revenue, (UIC South Campus
              Development Project), (FGIC Insured),
              7.620% due 01/15/2005                          1,508

            Washington State Housing Finance
              Commission, MFHR, Series B:

  1,910       (Boardwalk Apartments Project),
              (FNMA Collateral),
              1.130% due 09/01/2028+                         1,910

  1,725       (Cedar Landing Project),
              (LOC: U.S. Bank),
              1.170% due 12/01/2028+                         1,725

  1,070       (Oxford Square Project),
              (LOC: U.S. Bank),
              1.170% due 12/01/2028+                         1,070
                                                          --------

            Total Taxable Municipal Bonds
              (Cost $221,217)                              221,217
                                                          --------

U.S. GOVERNMENT AGENCY OBLIGATIONS - 10.3%

            Federal Home Loan Bank, Bond:

 20,000       0.970% due 07/06/2004++                       19,997
 15,000       1.400% due 03/29/2005                         15,000
  5,000       1.500% due 03/08/2005                          5,000

 10,000     Federal Home Loan Mortgage Corporation,
              Note, 1.360% due 08/06/2004                   10,000

            Federal National Mortgage Association, Note:

 10,000       1.200% due 07/23/2004+++                       9,972
 10,000       1.500% due 03/01/2005                         10,000
  5,000       1.610% due 05/13/2005                          5,000
  5,000       1.750% due 05/23/2005                          5,000
  5,000       1.800% due 05/27/2005                          5,000
                                                          --------

            Total U.S. Government Agency Obligations
              (Cost $84,969)                                84,969
                                                          --------

                     See Notes to Financial Statements.

portfolio of investments (continued)

MONEY MARKET FUND
April 30, 2004 (unaudited)

Principal
 Amount                                                    Value
 (000s)                                                    (000s)
---------                                                  ------

FUNDING AGREEMENT - 4.3%
  (Cost $35,000)

$35,000     New York Life Insurance,
              1.160% due 08/04/2004****                   $ 35,000
                                                          --------

TOTAL INVESTMENTS++++ (Cost $807,296*)     97.9%           807,296

OTHER ASSETS AND LIABILITIES (Net)          2.1             17,033
                                          -----           --------
NET ASSETS                                100.0%          $824,329
                                          =====           ========

--------
   *  Aggregate cost for federal tax purposes.
  ** Security acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933.
 ***  Security purchased on a when-issued basis.
**** Security is restricted and illiquid. It was acquired on August 5, 2003, and has a value of $0.04 per share to the Fund.
   + Variable rate securities payable upon demand with not more than five business days' notice, and secured by bank letters of credit or guarantees by certain corporations. The interest rate shown reflects the rate in effect at April 30, 2004.
  ++ Floating rate security whose interest rate is reset periodically based on an index.
 +++  Rate represents discount rate on purchase date.
++++  All securities segregated as collateral for when-issued securities.

------------------------------------------------------------------------------
                             GLOSSARY OF TERMS
            AMBAC   -- American Municipal Bond Assurance Corporation
            FGIC    -- Federal Guaranty Insurance Corporation
            FNMA    -- Federal National Mortgage Association
            FSA     -- Financial Security Assurance
            GO      -- General Obligation Bond
            IDR     -- Industrial Development Revenue
            LOC     -- Letter of Credit
            MBIA    -- Municipal Bond Investors Assurance
            MFHR    -- Multi-family Housing Revenue
------------------------------------------------------------------------------

                     See Notes to Financial Statements.

portfolio of investments

TAX-EXEMPT MONEY MARKET FUND
April 30, 2004 (unaudited)

Principal
 Amount                                                    Value
 (000s)                                                    (000s)
---------                                                  ------

MUNICIPAL BONDS AND NOTES - 95.3%

  Alaska - 3.1%

            Anchorage, UTGO, (MBIA Insured):

$   300       (Pre-refunded to 07/01/2004 @ $102),
              6.000% due 07/01/2014                       $    308

    500       Series A,
              2.500% due 06/01/2004                            501
                                                          --------

                                                               809
                                                          --------

  Arizona - 8.4%

  1,200     Apache County, Industrial Development
              Authority, IDR, Tucson Electric Power
              Company, (LOC: Toronto Dominion Bank),
              1.150% due 12/01/2020+                         1,200

    655     Arizona Health Facilities Authority, Health
              Care Revenue, (Pooled Loan Program), (FGIC
              Insured), 1.110% due 10/01/2015+                 655

    305     Pinal County, Community College District,
              Pledged Lease Revenue, (AMBAC Insured),
              2.000% due 07/01/2004                            305
                                                          --------

                                                             2,160
                                                          --------

  Colorado - 1.4%

    200     Colorado Educational & Cultural Facilities
              Authority, College & University Revenue,
              (University of Denver Project), (AMBAC
              Insured), 5.000% due 03/01/2005                  206

    150     Platte River Power Authority, Power Revenue,
              Series DD, (MBIA Insured),
              5.750% due 06/01/2004                            151
                                                          --------

                                                               357
                                                          --------

  District of Columbia - 3.0%

    300     District of Columbia, IDR, (Resources for the
              Future Inc. Project), (LOC: Wachovia Bank),
              1.150% due 08/01/2029+,++                        300

    465     District of Columbia, UTGO, Series B-2,
              (FSA Insured),
              5.300% due 06/01/2004                            467
                                                          --------

                                                               767
                                                          --------

  Florida - 8.4%

    200     First Governmental Financing Commission,
              Revenue Bonds, (MBIA Insured),
              3.500% due 07/01/2004                            201

    250     Gulf Breeze, Revenue Bonds, (Local
              Government Loan Program),
              (FGIC Insured),
              2.000% due 12/01/2020+                           251

    200     Lee County, COP, (FSA Insured),
              5.400% due 08/01/2004                            202

    500     Orange County, Health Facilities Authority,
              Health Care Revenue, (Presbyterian
              Retirement Community Project),
              (LOC: Bank of America),
              1.150% due 11/01/2028+                           500

Principal
 Amount                                                    Value
 (000s)                                                    (000s)
---------                                                  ------

$   700     Orange County, IDR, (Central Florida YMCA
              Project), Series A, (LOC: Bank of America),
              1.150% due 05/01/2027+                      $    700

    320     Port St. Lucie, COP, (Public Buildings
              Project), (MBIA Insured),
              2.000% due 09/01/2004                            321
                                                          --------

                                                             2,175
                                                          --------

  Georgia - 2.9%

    750     Dahlonega, Downtown Development Authority,
              Student Housing Revenue, (North Georgia
              Student Housing LLC Project), Series A,
              (LOC: Wachovia Bank),
              1.130% due 06/01/2028+                           750
                                                          --------

  Hawaii - 1.9%

    475     Hawaii State, UTGO, Series CJ,
              (FGIC-TCRS Insured),
              (Pre-refunded to 01/01/2005 @ $100),
              6.250% due 01/01/2015                            491
                                                          --------

  Illinois - 6.0%

            IIlinois Health Facilities Authority, Health
              Care Revenue:

    350       (Blessing Hospital Project), Series B,
              (FSA Insured), 1.130% due 11/15/2029+            350

    200       (University of Chicago Hospitals Project),
              (MBIA Insured), (Pre-refunded to 08/15/2004
              @ $102), 6.125% due 08/15/2021                   207

  1,000     Illinois International Port District
              Facilities, Revenue Bonds, (LOC: ABN AMRO
              Bank NV), 1.110% due 01/01/2023+               1,000
                                                          --------

                                                             1,557
                                                          --------

  Iowa - 2.3%

    600     Webster County, Educational Facilities
              Revenue, (State Edmond Project),
              (LOC: Wells Fargo Bank),
              1.120% due 07/01/2020+                           600
                                                          --------

  Kansas - 5.8%

  1,500     Shawnee, IDR, (Shawnee Village
              Association LP), (LOC: J.P. Morgan
              Chase Bank), 1.150% due 12/01/2009+            1,500
                                                          --------

  Kentucky - 0.6%

    140     Louisville & Jefferson County, Metropolitan
              Sewer District, Sewer & Drainage System
              Revenue, Series A, (FGIC Insured),
              9.000% due 05/15/2005                            151
                                                          --------

  Massachusetts - 2.8%

    500     Massachusetts Water Pollution Abatement
              Trust, Water Revenue, Series A, ETM,
              6.000% due 08/01/2004                            506

    212     Northbridge, UTGO, (MBIA Insured),
              2.500% due 06/01/2004                            212
                                                          --------

                                                               718
                                                          --------

                     See Notes to Financial Statements.

portfolio of investments (continued)

TAX-EXEMPT MONEY MARKET FUND
April 30, 2004 (unaudited)

Principal
 Amount                                                    Value
 (000s)                                                    (000s)
---------                                                  ------

MUNICIPAL BONDS AND NOTES - (continued)

  Michigan - 1.0%

$   100     Gogebic-Iron Wastewater Authority, Sewer
              Revenue, (MBIA Insured), (Pre-refunded to
              01/01/2005 @ $100),
              6.050% due 01/01/2025                       $    103

    150     Novi, Community School District, UTGO,
              (FGIC Insured), (Pre-refunded to
              05/01/2004 @ $101),
              5.300% due 05/01/2010                            152
                                                          --------

                                                               255
                                                          --------

  Minnesota - 1.2%

    300     Golden Valley, IDR, (Unicare Homes Inc.
              Project), (LOC: Bank of America),
              1.130% due 09/01/2014+                           300
                                                          --------

  Missouri - 2.8%

    335     Jackson County, Public Facilities Authority,
              Insured Leasehold Revenue, (Capital
              Improvements Project), (MBIA Insured),
              (Pre-refunded to 12/01/2004 @ $100),
              6.125% due 12/01/2015                            345

    370     Macon, COP,  (MBIA Insured),
              2.500% due 08/01/2004                            371
                                                          --------

                                                               716
                                                          --------

  Nebraska - 0.6%

    150     Nebraska Investment Finance Authority,
              Health Facilities Revenue, (Nebraska
              Methodist Health System),
              (MBIA Insured),
              5.000% due 11/01/2004                            153
                                                          --------

  Nevada - 4.3%

    470     Clark County, Economic Development Revenue,
              (University of Nevada - Las Vegas Project),
              (LOC: Wells Fargo Bank),
              1.120% due 08/01/2019+                           470

    120     Clark County, School District, LTGO,
              (Building & Renovation Project), Series B,
              (FGIC Insured),
              6.500% due 06/15/2004                            121

    500     Washoe County, COP, (Public Safety Training
              Facility Project), (AMBAC Insured),
              4.500% due 09/01/2004                            506
                                                          --------

                                                             1,097
                                                          --------

  New Jersey - 2.6%

    400     Dover Township, UTGO, (General Improvement -
              Golf Course Utility), (FGIC Insured),
              2.750% due 03/01/2005                            405

    250     New Jersey Economic Development Authority,
              Market Transition Facility Revenue, Sr. Lien,
              Series A, (MBIA Insured), (Pre-refunded to
              07/01/2004 @ $102),
              5.800% due 07/01/2008                            257
                                                          --------

                                                               662
                                                          --------
Principal
 Amount                                                    Value
 (000s)                                                    (000s)
---------                                                  ------

  North Dakota - 3.5%

$   900     Grand Forks, Hospital Facilities Revenue,
              (The United Hospital Obligated Group
              Project), (LOC: Lasalle National Bank),
              1.100% due 12/01/2025+                      $    900
                                                          --------

  Ohio - 5.4%

    480     Kettering, City School District, UTGO,
              (FSA Insured),
              2.000% due 12/01/2004                            482

    900     Warren County, Health Care Facilities
              Authority, Health Care Revenue, (Otterbein
              Homes Project), Series A, (LOC: Fifth
              Third Bank), 1.110% due 07/01/2021+              900
                                                          --------

                                                             1,382
                                                          --------

  Oklahoma - 1.9%

    500     Oklahoma State Industrial Authority,
              Health Care Revenue, (Tealridge Manor
              Corporation Project),
              (LOC: Bank of America),
              1.150% due 11/01/2018+                           500
                                                          --------

  Oregon - 1.5%

    195     Oregon State Department of Transportation,
              Transit Revenue, (Regional Light Rail
              Extension-Westside Project),
              (AMBAC Insured),
              1.650% due 06/01/2004                            195

    200     Port of Portland, Portland International
              Airport Revenue, Series Fifteen A,
              (FGIC Insured), 5.000% due 07/01/2004            201
                                                          --------

                                                               396
                                                          --------

  Pennsylvania - 1.5%

    175     Allegheny County, Hospital Development
              Authority, Health Care Revenue,
              (UPMC Health System Project), Series A,
              (MBIA Insured), 5.000% due 08/01/2004            177

    200     Sharon, City School District, UTGO,
              (FSA Insured), 2.000% due 05/15/2004             200
                                                          --------

                                                               377
                                                          --------

  South Dakota - 1.1%

    290     Lower Brule Sioux Tribe, UTGO, (Tribal
              Purpose Project),
              (LOC: Wells Fargo Bank),
              1.120% due 12/01/2011+                           290
                                                          --------

  Tennessee - 3.9%

  1,000     Metropolitan Government Nashville &
              Davidson County, Industrial Development
              Board, MFHR, (Chimneytop II Project),
              (LOC: Bank of America),
              1.130% due 09/01/2006+                         1,000
                                                          --------

                     See Notes to Financial Statements.

portfolio of investments (continued)

TAX-EXEMPT MONEY MARKET FUND
April 30, 2004 (unaudited)

Principal
 Amount                                                    Value
 (000s)                                                    (000s)
---------                                                  ------

MUNICIPAL BONDS AND NOTES - (continued)

  Texas - 1.4%

$   200     Austin, Electric Utility System Revenue,
              (Travis and Williamson Counties),
              Series A, (AMBAC Insured),
              5.000% due 11/15/2004                       $    204

    150     Fort Worth, LTGO, (Tarrant and Denton
              Counties), Series A,
              (FSA Insured),
              6.000% due 03/01/2005                            156
                                                          --------

                                                               360
                                                          --------

  Virginia - 1.4%

    350     Norfolk Industrial Development Authority, IDR,
              (Children's Hospital of the King's Daughters
              Inc. Project), (LOC: Wachovia Bank),
              1.100% due 06/01/2020+                           350
                                                          --------

  Washington - 11.1%

  1,000     King County, Economic Enterprise Corporation
              Revenue, (Puget Sound Blood Center Project),
              (LOC: U.S. Bank),
              1.140% due 04/01/2023+                         1,000

  1,010     Seattle, Low Income Housing Assistance
              Authority, Health Care Revenue, (Bayview
              Manor Homes Project), Series B,
              (LOC: U.S. Bank),
              1.140% due 05/01/2019+                         1,010

    500     Washington State Health Care Facilities
              Authority, Health Care Revenue, (Empire
              Health Services), (LOC: U.S. Bank),
              1.130% due 11/01/2023+                           500

    340     Washington State Housing Finance Commission,
              Elderly Housing Revenue, (Riverview
              Retirement Project), (LOC: U.S. Bank),
              1.140% due 07/01/2022+                           340
                                                          --------

                                                             2,850
                                                          --------

  West Virginia - 2.5%

    645     West Virginia State Parkways Economic
              Development & Tourism Authority,
              Highway Tolls Revenue, (FGIC Insured),
              Zero coupon due 05/15/2004                       645
                                                          --------

  Wisconsin - 1.0%

    250     Racine, UTGO, Series A, (Pre-refunded to
              12/01/2004 @ $100),
              4.750% due 12/01/2006                            255
                                                          --------

            Total Municipal Bonds and Notes
              (Cost $24,523)                                24,523
                                                          --------

                                                           Value
Shares                                                     (000s)
------                                                     ------

INVESTMENT COMPANY SECURITIES - 3.3%

   855,464  Dreyfus Tax-Exempt Cash
              Management Fund                             $    855

     1,000  Wells Fargo Tax Free Institutional
              Money Market Fund                                  1
                                                          --------

            Total Investment Company Securities
              (Cost $856)                                      856
                                                          --------

TOTAL INVESTMENTS (COST $25,379*)               98.6%       25,379

OTHER ASSETS AND LIABILITIES (Net)               1.4           367
                                               -----      --------

NET ASSETS                                     100.0%     $ 25,746
                                               =====      ========

--------
 *  Aggregate cost for federal tax purposes.
 + Variable rate securities payable upon demand with not more than five business days' notice, and secured by bank letters of credit or guarantees by certain corporations. The interest rate shown reflects the rate in effect at April 30, 2004.
++  Security is a private placement.

------------------------------------------------------------------------------
                               GLOSSARY OF TERMS
            AMBAC   -- American Municipal Bond Assurance Corporation
            COP     -- Certificate of Participation
            ETM     -- Escrowed to Maturity
            FGIC    -- Federal Guaranty Insurance Corporation
            FSA     -- Financial Security Assurance
            IDR     -- Industrial Development Revenue
            LOC     -- Letter of Credit
            LTGO    -- Limited Tax General Obligation Bond
            MBIA    -- Municipal Bond Investors Assurance
            MFHR    -- Multi-family Housing Revenue
            TCRS    -- Transferable Custodial Receipts
            UTGO    -- Unlimited Tax General Obligation Bond
------------------------------------------------------------------------------

Tax-Exempt Money Market Fund had the following insurance concentrations greater than 10% at April 30, 2004 (as a percentage of net assets) (unaudited):

                  MBIA        12.8%
                  FGIC        11.9%

                     See Notes to Financial Statements.

portfolio of investments

CALIFORNIA MONEY FUND
April 30, 2004 (unaudited)

Principal
 Amount                                                    Value
 (000s)                                                    (000s)
---------                                                  ------

MUNICIPAL BONDS AND NOTES - 102.6%

  California - 98.1%

            ABAG Financing Authority For Nonprofit
              Corporation, Revenue Bonds:

$ 1,200       (Hamlin School Project), Series A,
              (LOC: BNP Paribas SA),
              1.100% due 08/01/2032+                      $  1,200

  1,000       (Point Loma Nazarene University Project),
              (LOC: Allied Irish Bank PLC),
              1.170% due 10/01/2033+                         1,000

  1,000       (Public Policy Institute of California
              Project), Series A, (LOC: California State
              Teachers Retirement System),
              1.100% due 11/01/2031+                         1,000

            Alameda County, IDR, AMT:

  1,000       (Bema Electronic Manufacturing, Inc.
              Project), Series A, (LOC: Comerica Bank),
              1.180% due 04/01/2034+                         1,000

    700       (Heat and Control Inc. Project), Series A,
              (LOC: Wells Fargo Bank),
              1.200% due 11/01/2025+                           700

  1,000       (P.J.'s Lumber, Inc. Project),
              (LOC: Comerica Bank),
              1.180% due 12/01/2033+                         1,000

            Bay Area Governments Association,
              Federal Transit Administration Capital
              Grant Revenue, (BART SFO Extension
              Project), Series A, (AMBAC Insured):

    100       3.375% due 06/15/2004                            100

    650       5.000% due 06/15/2004                            653

    190       California Community College Financing
                Authority, Lease Revenue,
                (AMBAC Insured),
                3.000% due 06/01/2004                          190

            California State Economic Development
              Financing Authority, IDR, AMT,
              (LOC: Wells Fargo Bank):

    100       (Calco Project), 1.300% due 04/01/2027+          100

    995       (Wesflex Pipe Manufacturing Project),
              1.200% due 04/01/2018+                           995

  1,200     California State, UTGO, Series C-1,
              (LOC:  Bank of America),
              1.090% due 05/01/2033+                         1,200

            California Statewide Communities
              Development Authority, College &
              University Revenue:

  1,000       (Biola University Project), Series A,
              (LOC: Allied Irish Bank PLC),
              1.170% due 10/01/2032+                         1,000

    500       (Masters College), (LOC: U.S. Bank),
              1.070% due 02/01/2032+                           500

    500     California Statewide Communities
              Development Authority, Limited Obligation
              Revenue, (The Painted Turtle Gang Camp
              Foundation), (LOC: Allied Irish Bank PLC),
              1.100% due 04/01/2033+                           500

    130     Charter Oak, Unified School District, UTGO,
              (Election of 2000), Series B, (FSA Insured),
              2.000% due 07/01/2004                            130


Principal
 Amount                                                    Value
 (000s)                                                    (000s)
---------                                                  ------

$   170     Colton, Joint Unified School District, COP,
              (MBIA Insured),
              3.250% due 06/01/2004                       $    170

    235     Enterprise, School District, UTGO, Series A,
              (MBIA Insured),
              3.000% due 03/01/2005**                          238

    400     Fontana, COP, (Refunding Project),
              (AMBAC Insured),
              3.850% due 09/01/2004                            404

    200     Fullerton, COP, (MBIA Insured),
              3.000% due 08/01/2004                            201

    220     Garden Grove, Public Financing Authority,
              COP, (Water Services Capital Improvement
              Project), (FSA Insured),
              2.000% due 12/15/2004**                          221

    200     Intermodal Container Transfer Facility, Joint
              Powers Authority, Revenue Bonds,
              (Refunding Project), Series A,
              (AMBAC Insured),
              4.250% due 11/01/2004                            203

            Irvine Ranch, Water District, UTGO:

    500       (Consolidated Improvement Districts Nos.
              102, 103, 105 & 106), (LOC: State Street
              Bank & Trust),
              1.030% due 09/01/2006+                           500

    650       (Consolidated Improvement Districts Nos.
              103, 105, 109, 121, 140, 161, 3(203), 221,
              250, 261 & 290), Series A,
              (LOC: Bank of America),
              1.030% due 05/01/2009+                           650

    700     Los Angeles County, Industrial Development
              Authority, IDR, (Tulip Corporation Project),
              Series A, AMT, (LOC: California State
              Teachers Retirement System),
              1.200% due 07/01/2014+,++                        700

    300     Los Angeles County, Metropolitan
              Transportation Authority, Sales Tax Revenue,
              (Proposition C Local Allocation), Series A,
              (FSA Insured),
              4.100% due 07/01/2004                            302

  1,000     Los Angeles, Community Redevelopment
              Agency, MFHR, (Views at 270 Project),
              Series A, AMT, (LOC: Citibank NA),
              1.180% due 09/01/2019+                         1,000

    100     Los Angeles, Unified School District, COP,
              (Multiple Properties Project), Series B,
              (FSA Insured),
              4.000% due 10/01/2004                            101

  1,000     Los Angeles, Wastewater System Revenue,
              (Multimodal Project), Series C,
              (FGIC Insured),
              1.150% due 12/01/2031+                         1,000

    330     Marin County, COP, (Capital Improvement
              Projects), Series B, (FSA Insured),
              4.000% due 08/01/2004                            333

  1,100     Novato, MFHR, (Nova-Ro III Senior Housing
              Project), (LOC: BNP Paribas SA),
              1.100% due 10/01/2032+                         1,100

    300     Palmdale, Civic Authority, Sales Tax Revenue,
              (Merged Redevelopment Project), Series A,
              (MBIA Insured), (Pre-refunded to 09/01/2004
              @ $102), 6.150% due 09/01/2024                   311

                     See Notes to Financial Statements.

portfolio of investments (continued)

CALIFORNIA MONEY FUND
April 30, 2004 (unaudited)

Principal
 Amount                                                    Value
 (000s)                                                    (000s)
---------                                                  ------

MUNICIPAL BONDS AND NOTES - (continued)

  California - (continued)

$   800     Pasadena, COP, (Rose Bowl Improvements
              Project), (LOC: California State Teachers
              Retirement System),
              1.090% due 12/01/2016+                      $    800

  1,000     Rancho Mirage, Joint Powers Financing
              Authority, Health Care Revenue,
              (Eisenhower Medical Center Project),
              Series A, (LOC: Bank of New York),
              1.030% due 01/01/2026+                         1,000

    200     Riverside County, Transportation Commission,
              Sales Tax Revenue, Series A,
              (AMBAC Insured),
              5.500% due 06/01/2004                            201

    320     San Francisco City and County International
              Airports Commission, Airport Revenue,
              Second Series, Issue 15B, (FSA Insured),
              4.000% due 05/01/2004                            320

    320     San Juan, Unified School District, UTGO,
              (Election of 1998), Series B,
              (MBIA Insured),
              Zero coupon due 08/01/2004                       319

    500     San Rafael, Elementary School District,
              UTGO, (Election of 2002), Series A,
              (FSA Insured),
              4.000% due 08/01/2004                            504

    185     Santa Clara County Financing Authority,
              Lease Revenue, (VMC Facility Replacement
              Project), Series A, (AMBAC Insured),
              7.500% due 11/15/2004                            191

    245     Stockton, Public Financing Authority, Special
              Assessment Revenue, (West Eighth Street
              Reassessment District Project),
              (FSA Insured),
              3.000% due 09/02/2004                            247

    240     West Covina, COP, (Queen of the Valley
              Hospital Project), (Pre-refunded to
              08/15/2004 @ $102),
              6.500% due 08/15/2024                            249
                                                          --------

                                                            22,533
                                                          --------

  Puerto Rico - 4.5%

    200     Puerto Rico Commonwealth, Highway &
              Transportation Authority, Highway
              Revenue, Series Z, (MBIA Insured),
              6.250% due 07/01/2004                            202

            Puerto Rico Commonwealth, UTGO,
              (MBIA-IBC Insured), (Unrefunded Balance):

    410       Zero coupon due 07/01/2004                       409

    170       5.300% due 07/01/2004                            171

    250     University of Puerto Rico, College &
              University Revenue, (Refunding Project),
              Series N, (MBIA Insured),
              6.250% due 06/01/2004                            251
                                                          --------

                                                             1,033
                                                          --------

            Total Municipal Bonds and Notes
              (Cost $23,566)                                23,566
                                                          --------

                                                           Value
Shares                                                     (000s)
------                                                     ------

INVESTMENT COMPANY SECURITIES - 0.2%

  8,244     Dreyfus Basic California Municipal
              Money Market Fund                           $      8

 50,000     Wells Fargo California Tax-Free
              Money Market Fund                                 50
                                                          --------

            Total Investment Company Securities
              (Cost $58)                                        58
                                                          --------

TOTAL INVESTMENTS+++ (COST $23,624*)            102.8%      23,624

OTHER ASSETS AND LIABILITIES (Net)               (2.8)        (647)
                                                -----     --------

NET ASSETS                                      100.0%    $ 22,977
                                                =====     ========

--------
  *   Aggregate cost for federal tax purposes.
 **   Security purchased on a when-issued basis.
  + Variable rate securities payable upon demand with not more than five business days' notice, and secured by bank letters of credit or guarantees by certain corporations. The interest rate shown reflects the rate in effect at April 30, 2004.
 ++   Security is a private placement.
+++   All securities segregated as collateral for when-issued securities.


------------------------------------------------------------------------------
                                GLOSSARY OF TERMS
          AMBAC  -- American Municipal Bond Assurance Corporation
          AMT    -- Alternative Minimum Tax
          COP    -- Certificate of Participation
          FGIC   -- Federal Guaranty Insurance Corporation
          FSA    -- Financial Security Assurance
          IBC    -- Insured Bond Certificate
          IDR    -- Industrial Development Revenue
          LOC    -- Letter of Credit
          MBIA   -- Municipal Bond Investors Assurance
          MFHR   -- Multi-family Housing Revenue
          UTGO   -- Unlimited Tax General Obligation Bond
------------------------------------------------------------------------------

                     See Notes to Financial Statements.

statements of assets and liabilities

WM GROUP OF FUNDS

April 30, 2004 (unaudited)

(In thousands)

                                                                  Tax-Exempt
                                                     Money          Money         California
                                                     Market         Market          Money
                                                      Fund           Fund            Fund
                                                    --------      ----------      ----------

ASSETS:
Investments, at amortized cost and value            $807,296        $25,379        $23,624
Interest receivable                                    3,285            130            100
Receivable for Fund shares sold                       25,588             15             11
Receivable for investment securities sold                 --            500             --
Prepaid expenses                                          18              1              1
                                                    --------        -------        -------
  Total Assets                                       836,187         26,025         23,736
                                                    --------        -------        -------

LIABILITIES:
Payable for Fund shares redeemed                       1,737             34             20
Payable for when-issued securities purchased           4,340             --            459
Payable for investment securities purchased            5,000            208            248
Investment advisory fee payable                          298             10              4
Shareholder servicing and distribution fees payable       27             --             --
Transfer agent fees payable                               51              2              2
Dividends payable                                          2             --*            --*
Due to custodian                                          --*            --             --
Accrued legal and audit fees                              29             16             17
Accrued expenses and other payables                      374              9              9
                                                    --------        -------        -------
  Total Liabilities                                   11,858            279            759
                                                    --------        -------        -------
NET ASSETS                                          $824,329        $25,746        $22,977
                                                    ========        =======        =======

NET ASSETS consist of:
Accumulated net realized loss on investment
  transactions                                      $    (46)       $    --        $    --
Paid-in capital                                      824,375         25,746         22,977
                                                    --------        -------        -------
  Total Net Assets                                  $824,329        $25,746        $22,977
                                                    ========        =======        =======

--------
*  Amount represents less than $500.

                     See Notes to Financial Statements.

statements of assets and liabilities (continued)

WM GROUP OF FUNDS

April 30, 2004 (unaudited)

(In thousands)

                                                                  Tax-Exempt
                                                     Money          Money         California
                                                     Market         Market          Money
                                                      Fund           Fund            Fund
                                                    --------      ----------      ----------

NET ASSETS:
Class A Shares                                      $681,546        $25,746        $22,977
                                                    ========        =======        =======
Class B Shares                                      $ 53,816             --             --
                                                    ========
Class C Shares                                      $  4,437             --             --
                                                    ========
Class I Shares                                      $ 84,530             --             --
                                                    ========

SHARES OUTSTANDING:
Class A Shares                                       681,566         25,746         23,023
                                                    ========        =======        =======
Class B Shares                                        53,813             --             --
                                                    ========
Class C Shares                                         4,437             --             --
                                                    ========
Class I Shares                                        84,544             --             --
                                                    ========

CLASS A SHARES:*
Net asset value, offering and redemption price
  per share of beneficial interest outstanding**    $   1.00        $  1.00        $  1.00
                                                    ========        =======        =======

CLASS B SHARES:*
Net asset value, offering and redemption price
  per share of beneficial interest outstanding**    $   1.00             --             --
                                                    ========

CLASS C SHARES:*
Net asset value and offering price per share
  of beneficial interest outstanding**              $   1.00             --             --
                                                    ========

CLASS I SHARES:*
Net asset value, offering and redemption price
  per share of beneficial interest outstanding      $   1.00             --             --
                                                    ========

--------
 * Net asset value and maximum offering price are not shown in thousands. ** Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.

                     See Notes to Financial Statements.

statements of operations

WM GROUP OF FUNDS

For the Six Months Ended April 30, 2004 (unaudited)

(In thousands)

                                                                  Tax-Exempt
                                                     Money          Money         California
                                                     Market         Market          Money
                                                      Fund           Fund            Fund
                                                    --------      ----------      ----------

INVESTMENT INCOME:
Interest                                             $4,627          $146            $126
                                                     ------          ----            ----

EXPENSES:
Investment advisory fee                               1,806            61              54
Custodian fees                                           16             1               1
Legal and audit fees                                     21            15              15
Registration and filing fees                             29             7               4
Printing and postage expenses                           149             6               7
Other                                                    83             7               4
Shareholder servicing and distribution fees:
  Class B Shares                                        321            --              --
  Class C Shares                                         22            --              --
Transfer agent fees:
  Class A Shares                                        179            10              12
  Class B Shares                                         60            --              --
  Class C Shares                                          4            --              --
                                                     ------          ----            ----
    Total expenses                                    2,690           107              97
Fees waived by the investment advisor
 and/or the distributor                                (207)           --             (27)
Fees reduced by custodian credits                        (1)           --*             --*
                                                     ------          ----            ----
    Net expenses                                      2,482           107              70
                                                     ------          ----            ----
NET INVESTMENT INCOME                                 2,145            39              56
                                                     ------          ----            ----

NET REALIZED GAIN ON
 INVESTMENT TRANSACTIONS                                 --*           --              --
                                                     ------          ----            ----

NET INCREASE IN NET ASSETS RESULTING
 FROM OPERATIONS                                     $2,145          $ 39            $ 56
                                                     ======          ====            ====

--------
*Amount represents less than $500.

                     See Notes to Financial Statements.

statements of changes in net assets

WM GROUP OF FUNDS

For the Six Months Ended April 30, 2004 (unaudited)

(In thousands)
                                                                                    Tax-Exempt
                                                                       Money          Money         California
                                                                       Market         Market          Money
                                                                        Fund           Fund            Fund
                                                                      --------      ----------      ----------

Net investment income                                                $   2,145           $ 39         $    56
Net realized gain on investment transactions                                --*            --              --
                                                                     ---------        -------         -------
Net increase in net assets resulting from operations                     2,145             39              56
Distributions to shareholders from net investment income:
  Class A Shares                                                        (1,977)           (39)            (56)
  Class B Shares                                                           (16)            --              --
  Class C Shares                                                            (1)            --              --
  Class I Shares                                                          (151)            --              --
Net increase/(decrease) in net assets from Fund share transactions:
  Class A Shares                                                       (26,411)        (4,416)         (1,753)
  Class B Shares                                                       (25,496)            --              --
  Class C Shares                                                          (609)            --              --
  Class I Shares                                                        59,651             --              --
                                                                     ---------        -------         -------
Net increase/(decrease) in net assets                                    7,135         (4,416)         (1,753)

NET ASSETS:
Beginning of period                                                    817,194         30,162          24,730
                                                                     ---------        -------         -------
End of period                                                        $ 824,329        $25,746         $22,977
                                                                     =========        =======         =======

For the Year Ended October 31, 2003

Net investment income                                                $   6,191        $   160         $   132
Net realized gain/(loss) on investment transactions                         --*            --*             --
                                                                     ---------        -------         -------
Net increase in net assets resulting from operations                     6,191            160             132
Distributions to shareholders from net investment income:
  Class A Shares                                                        (5,447)          (160)           (132)
  Class B Shares                                                           (49)            --              --
  Class C Shares                                                            (3)            --              --
  Class I Shares                                                          (692)            --              --
Net increase/(decrease) in net assets from Fund share transactions:
  Class A Shares                                                        18,955         (3,138)         (2,942)
  Class B Shares                                                       (25,219)            --              --
  Class C Shares                                                         1,370             --              --
  Class I Shares                                                      (144,414)            --              --
                                                                     ---------        -------         -------
Net decrease in net assets                                            (149,308)        (3,138)         (2,942)

NET ASSETS:
Beginning of year                                                      966,502         33,300          27,672
                                                                     ---------        -------         -------
End of year                                                          $ 817,194        $30,162         $24,730
                                                                     =========        =======         =======

--------
*Amount represents less than $500.

                     See Notes to Financial Statements.

statements of changes in net assets -- capital stock activity

WM GROUP OF FUNDS

(In thousands)

Since the Funds have sold, issued as reinvestment of dividends and redeemed shares only at a constant net asset value of $1.00 per share, the number of shares represented by such sales, reinvestments and redemptions is the same as the amounts shown below for such transactions.

                                           Money Market Fund      Tax-Exempt Money Market Fund   California Money Fund
                                       ------------------------   ----------------------------  ------------------------
                                        Six Months                  Six Months                  Six Months
                                          Ended                        Ended                      Ended
                                        04/30/04     Year Ended      04/30/04     Year Ended     04/30/04     Year Ended
                                       (unaudited)    10/31/03      (unaudited)    10/31/03     (unaudited)    10/31/03
                                       -----------   ----------     -----------   ----------    -----------   ----------

Class A:
  Sold                                  $ 196,151     $ 540,768      $ 12,242      $ 40,843      $ 14,669      $ 31,012
  Issued as reinvestment of dividends       1,811         4,207            38           155            56           132
  Redeemed                               (224,373)     (526,020)      (16,696)      (44,136)      (16,478)      (34,086)
                                        ---------     ---------      --------      --------      --------      --------
  Net increase/(decrease)               $ (26,411)    $  18,955      $ (4,416)     $ (3,138)     $ (1,753)     $ (2,942)
                                        =========     =========      ========      ========      ========      ========

Class B:
  Sold                                  $  10,148     $  72,301            --            --            --            --
  Issued as reinvestment of dividends          15            46            --            --            --            --
  Redeemed                                (35,659)      (97,566)           --            --            --            --
                                        ---------     ---------
  Net decrease                          $ (25,496)    $ (25,219)           --            --            --            --
                                        =========     =========

Class C:
  Sold                                  $   4,052     $  13,554            --            --            --            --
  Issued as reinvestment of dividends           1             2            --            --            --            --
  Redeemed                                 (4,662)      (12,186)           --            --            --            --
                                        ---------     ---------
  Net increase/(decrease)               $    (609)    $   1,370            --            --            --            --
                                        =========     =========

Class I:
  Sold                                  $  67,500     $  43,936            --            --            --            --
  Issued as reinvestment of dividends         151           692            --            --            --            --
  Redeemed                                 (8,000)     (189,042)           --            --            --            --
                                        ---------     ---------
  Net increase/(decrease)               $  59,651     $(144,414)           --            --            --            --
                                        =========     =========


                     See Notes to Financial Statements.

financial highlights

For a Fund share outstanding throughout each period.


                                               Net                            Dividends
                                           Asset Value,         Net            from Net              Net
                                           Beginning of      Investment       Investment         Asset Value,
                                             Period            Income           Income          End of Period
                                           ------------      ----------       ----------        -------------

MONEY MARKET FUND

Class A
04/30/04 (unaudited)                          $1.00            $0.003          $(0.003)             $1.00
10/31/03                                       1.00             0.008           (0.008)              1.00
10/31/02                                       1.00             0.014           (0.014)              1.00
10/31/01                                       1.00             0.043           (0.043)              1.00
10/31/00                                       1.00             0.056           (0.056)              1.00
10/31/99                                       1.00             0.044           (0.044)              1.00

Class B
04/30/04 (unaudited)                           1.00             0.000(4)        (0.000)(4)           1.00
10/31/03                                       1.00             0.001           (0.001)              1.00
10/31/02                                       1.00             0.003           (0.003)              1.00
10/31/01                                       1.00             0.033           (0.033)              1.00
10/31/00                                       1.00             0.046           (0.046)              1.00
10/31/99                                       1.00             0.034           (0.034)              1.00

Class C
04/30/04 (unaudited)                           1.00             0.000(4)        (0.000)(4)           1.00
10/31/03                                       1.00             0.001           (0.001)              1.00
10/31/02(3)                                    1.00             0.002           (0.002)              1.00

Class I
04/30/04 (unaudited)                           1.00             0.003           (0.003)              1.00
10/31/03                                       1.00             0.008           (0.008)              1.00
10/31/02                                       1.00             0.015           (0.015)              1.00
10/31/01                                       1.00             0.044           (0.044)              1.00
10/31/00                                       1.00             0.057           (0.057)              1.00
10/31/99                                       1.00             0.046           (0.046)              1.00

TAX-EXEMPT MONEY MARKET FUND

Class A
04/30/04 (unaudited)                          $1.00            $0.001          $(0.001)             $1.00
10/31/03                                       1.00             0.005           (0.005)              1.00
10/31/02                                       1.00             0.010           (0.010)              1.00
10/31/01                                       1.00             0.025           (0.025)              1.00
10/31/00                                       1.00             0.033           (0.033)              1.00
10/31/99                                       1.00             0.026           (0.026)              1.00

CALIFORNIA MONEY FUND

Class A
04/30/04 (unaudited)                          $1.00            $0.002          $(0.002)             $1.00
10/31/03                                       1.00             0.005           (0.005)              1.00
10/31/02                                       1.00             0.009           (0.009)              1.00
10/31/01                                       1.00             0.023           (0.023)              1.00
10/31/00                                       1.00             0.028           (0.028)              1.00
10/31/99                                       1.00             0.022           (0.022)              1.00

--------
(1) Total return is not annualized for periods less than one year and does not reflect any applicable sales charges. The total returns would have been lower if certain fees had not been waived and expenses reimbursed by the investment advisor and/or the distributor or if fees had not been reduced by credits allowed by the custodian.
(2) Ratio of operating expenses to average net assets includes expenses paid indirectly.
(3) The Money Market Fund commenced selling Class C shares on March 1, 2002.
(4) Amount represents less than $0.001 per share.
(5) Annualized.

                     See Notes to Financial Statements.

16





                                                                     Ratios to Average Net Assets/Supplemental Data
                                                   ---------------------------------------------------------------------------------

                                                                                                             Ratio of Operating
                                                                                                           Expenses to Average Net
                                                                          Ratio of          Ratio of     Assets Without Fee Waivers,
                                                                         Operating       Net Investment     Expenses Reimbursed
                                                    Net Assets,         Expenses to         Income to       and Fees Reduced by
                                       Total       End of Period         Average Net       Average Net     Credits Allowed by the
                                      Return(1)      (in 000's)            Assets            Assets             Custodian(2)
                                      ---------    -------------        ------------     --------------  ---------------------------

MONEY MARKET FUND

Class A
04/30/04 (unaudited)                   0.29%          $681,546             0.58%(5)          0.58%(5)              0.58%(5)
10/31/03                               0.78%           707,954             0.59%             0.78%                 0.59%
10/31/02                               1.42%           689,002             0.59%             1.41%                 0.59%
10/31/01                               4.40%           647,951             0.64%             4.21%                 0.64%
10/31/00                               5.79%           458,368             0.65%             5.62%                 0.65%
10/31/99                               4.52%           460,444             0.72%             4.43%                 0.73%

Class B
04/30/04 (unaudited)                   0.02%            53,816             1.11%(5)          0.05%(5)              1.71%(5)
10/31/03                               0.05%            79,314             1.33%             0.04%                 1.71%
10/31/02                               0.34%           104,530             1.67%             0.33%                 1.67%
10/31/01                               3.32%            74,603             1.69%             3.16%                 1.69%
10/31/00                               4.68%            23,469             1.71%             4.56%                 1.71%
10/31/99                               3.44%            20,452             1.77%             3.38%                 1.78%

Class C
04/30/04 (unaudited)                   0.02%             4,437             1.11%(5)          0.05%(5)              1.71%(5)
10/31/03                               0.06%             5,046             1.29%             0.08%                 1.67%
10/31/02(3)                            0.17%             3,676             1.64%(5)          0.36%(5)              1.64%(5)

Class I
04/30/04 (unaudited)                   0.31%            84,530             0.52%(5)          0.64%(5)              0.52%(5)
10/31/03                               0.84%            24,880             0.54%             0.83%                 0.54%
10/31/02                               1.47%           169,295             0.54%             1.46%                 0.54%
10/31/01                               4.46%            17,755             0.58%             4.27%                 0.58%
10/31/00                               5.90%            15,885             0.55%             5.72%                 0.55%
10/31/99                               4.66%           102,760             0.62%             4.53%                 0.63%

TAX-EXEMPT MONEY MARKET FUND

Class A
04/30/04 (unaudited)                   0.14%           $25,746             0.78%(5)          0.29%(5)              0.78%(5)
10/31/03                               0.52%            30,162             0.67%             0.53%                 0.79%
10/31/02                               1.00%            33,300             0.67%             0.99%                 0.78%
10/31/01                               2.57%            31,527             0.74%             2.52%                 0.74%
10/31/00                               3.39%            28,596             0.72%             3.33%                 0.88%
10/31/99                               2.65%            31,353             0.57%             2.63%                 0.89%

CALIFORNIA MONEY FUND

Class A
04/30/04 (unaudited)                   0.23%           $22,977             0.58%(5)          0.47%(5)              0.81%(5)
10/31/03                               0.50%            24,730             0.63%             0.50%                 0.80%
10/31/02                               0.89%            27,673             0.63%             0.89%                 0.70%
10/31/01                               2.32%            42,558             0.62%             2.27%                 0.70%
10/31/00                               2.79%            35,407             0.69%             2.76%                 0.69%
10/31/99                               2.24%            34,216             0.81%             2.22%                 0.81%

                                              See Notes to Financial Statements.

notes to financial statements (unaudited)

WM GROUP OF FUNDS

1. Organization and Business

WM Trust I ("Trust I") and WM Trust II ("Trust II") (collectively, the "Trusts") were organized as Massachusetts business trusts on September 19, 1997 and February 22, 1989, respectively. The Trusts are registered under the Investment Company Act of 1940 (the "1940 Act"), as open-end management investment companies. The Money Market Fund and Tax-Exempt Money Market Fund are diversified series of WM Trust I. The California Money Fund is a non-diversified series of WM Trust II. Information presented in this report pertains only to the three named "Funds". Financial statements for the other funds included in the Trusts are presented in a separate report. WM Advisors, Inc. (the "Advisor" or "WM Advisors") serves as investment advisor to the Funds. The Advisor is a wholly-owned subsidiary of Washington Mutual, Inc. ("Washington Mutual"), a publicly owned financial services company.

The Trusts are authorized to issue an unlimited number of shares of beneficial interest, each without par value. Each Fund may offer four classes of shares: Class A shares, Class B shares, Class C shares and Class I shares. Class A and Class I shares are not subject to an initial sales charge or, generally, to a contingent deferred sales charge ("CDSC"). Certain Class A shares purchased by exchange from another fund within the Trusts may be subject to a CDSC if redeemed within eighteen months from the date of purchase. Class B shares are not subject to an initial sales charge although they are generally subject to a CDSC if redeemed within five years from the date of purchase. Class C shares are not subject to an initial sales charge although they are subject to a CDSC if redeemed within one year from the date of purchase. Prior to January 1, 2004, Class C shares were subject to an initial sales charge at the time of purchase. Class I shares are currently only offered to the WM Strategic Asset Management Portfolios, LLC, an open-end management investment company, and affiliates of Washington Mutual, and are not available for direct purchase by investors. The Tax-Exempt Money Market and California Money Funds are not currently offering Class B, Class C or Class I shares.

2. Significant Accounting Policies

The following is a summary of significant accounting policies, in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"), which are consistently followed by the Funds in the preparation of their financial statements.

Portfolio valuation:

Securities are valued on the basis of amortized cost in accordance with Rule 2a-7 of the 1940 Act, which approximates market value. Amortized cost valuation involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, as long as the amortized cost fairly reflects the market-based net asset value per share. Certain assets may be valued by the Advisor under the supervision of the Board of Trustees.

Repurchase agreements:

Each Fund may enter into repurchase agreement transactions. A repurchase agreement is a purchase of an underlying debt obligation subject to an agreement by the seller to repurchase the obligation at an agreed upon price and time. The value of the collateral is at all times at least equal to the total amount of the repurchase obligation. In the event of counterparty default, the Fund would seek to use the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights. WM Advisors, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and broker-dealers with whom each Fund enters into repurchase agreements.

Illiquid investments:

Each Fund may invest a portion of its net assets in securities that are not readily marketable, including: (1) repurchase agreements with maturities greater than seven calendar days; (2) time deposits maturing in more than seven calendar days; (3) certain futures contracts and options; (4) certain variable rate demand notes having a demand period of more than seven days; and (5) securities, the disposition of which are restricted under Federal securities laws, excluding certain Rule 144A securities, as defined in the following paragraph.

Illiquid securities generally cannot be sold or disposed of in the ordinary course of business (within seven days) at approximately the value at which the Funds have valued the investments. This may have an adverse effect on the Fund's ability to dispose of particular illiquid securities at fair market value and may limit the Fund's ability to obtain accurate market quotations for purposes of valuing the securities and calculating the net asset value of shares of the Fund. The Funds may also purchase securities that are not registered under the Securities Act of 1933, as amended (the "Act"), but that can be sold to notes to financial statements (unaudited) (continued)

WM GROUP OF FUNDS

qualified institutional buyers in accordance with Rule 144A under the Act ("Rule 144A Securities"). Rule 144A Securities generally may be resold only to other qualified institutional buyers. If a particular investment in Rule 144A Securities is not determined to be liquid under the guidelines established by the Board of Trustees, that investment will be subject to a Fund's limitation on investments in illiquid securities.

Securities transactions and investment income:

Securities transactions are recorded on a trade date basis (the date the order to buy or sell is executed). Realized gains and losses from securities sold are recorded on the identified cost basis. Securities purchased or sold on a when-issued or delayed-delivery basis may be settled a month or more after the trade date; interest income is not accrued until settlement date. Each Fund instructs the custodian to segregate assets of the Fund with a current value at least equal to the amount of its when-issued purchase commitments.

Interest income on debt securities is accrued daily. Premiums and discounts are amortized using the interest method. Dividend income is recorded on the ex-dividend date. Each Fund's investment income and realized and unrealized gains and losses are allocated among the classes of that Fund based upon the relative average net assets of each class.

Dividends and distributions to shareholders:

Dividends from net investment income of the Funds are declared daily and paid monthly. Distributions of any net capital gains earned by a Fund are distributed no less frequently than annually at the discretion of the Board of Trustees. Additional distributions of net investment income and capital gains for each Fund may be made at the discretion of the Board of Trustees in accordance with federal income tax regulations.

Distributions from income and capital gains are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. These differences are primarily due to timing differences and differing characterizations of distributions made by each Fund.

Federal income taxes:

It is each Fund's policy to qualify as a regulated investment company by complying with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and by distributing substantially all of its earnings to its shareholders. Therefore, no federal income or excise tax provision is required.

Expenses:

General expenses of the Trusts are allocated to all the Funds based upon the relative average net assets of each Fund except printing and postage expenses, which are allocated to all the Funds based upon the relative number of shareholder accounts of each Fund. Operating expenses directly attributable to a class of shares are charged to the operations of that class of shares. Expenses of each Fund not directly attributable to the operations of any class of shares are prorated among the classes to which the expenses relate based on the relative average net assets of each class of shares.

Use of estimates:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

3. Investment Advisory and Other Transactions

WM Advisors serves as investment advisor to the Funds. The Advisor is entitled to a monthly fee at an annual rate based upon a percentage of the average daily net assets of each Fund at the following rates:

                                                     Fees on Net Assets
                                                          Exceeding
                               Fees on Net Assets     $500 million and        Fees on Net Assets
                                      up to         Equal to or Less Than          Exceeding
Name of Fund                      $500 million            $1 billion              $1 billion
------------                      ------------            ----------              ----------

Money Market Fund                     0.45%                 0.45%                   0.40%
Tax-Exempt Money Market Fund          0.45%                 0.45%                   0.40%
California Money Fund                 0.45%                 0.40%                   0.40%

The Advisor has voluntarily waived $27,472 of its advisory fees for the California Money Fund for the six months ended April 30, 2004.

notes to financial statements (unaudited) (continued)

WM GROUP OF FUNDS

WM Shareholder Services, Inc. (the "Transfer Agent"), a wholly-owned subsidiary of Washington Mutual, serves as the transfer agent of the Funds. Fees were paid to the Transfer Agent for services related to the issuance and transfer of shares, maintaining shareholder lists, and issuing and mailing distributions and reports. The authorized annual shareholder servicing fee is $24.19 for Class A, Class B and Class C shareholder accounts. Prior to December 1, 2003, the authorized annual shareholder servicing fee was $25.01 for Class A, Class B and Class C shareholder accounts. Class I shares are not subject to shareholder servicing fees.

Custodian fees for certain Funds have been reduced by credits allowed by the Fund's custodian for uninvested cash balances. The Funds could have invested this cash in income producing securities. Fees reduced by credits allowed by the custodian for the six months ended April 30, 2004 are shown separately in the "Statements of Operations".

4. Trustees' Fees

No officer or employee of Washington Mutual or its subsidiaries receives any compensation from the Trusts for serving as an officer or Trustee of the Trusts. The Trusts, together with other mutual funds advised by WM Advisors, pay each Trustee who is not an officer or employee of Washington Mutual or its subsidiaries, a per annum retainer plus attendance fees for each meeting at which they are present. The Lead Trustee, Committee Chairs and Committee Members receive additional remuneration for these services to the Trusts. Trustees are also reimbursed for travel and out-of-pocket expenses. Each Trustee serves in the same capacity for all 41 funds within the WM Group of Funds.

5. Distribution Plans

WM Funds Distributor, Inc. (the "Distributor"), a registered broker-dealer and a wholly-owned subsidiary of Washington Mutual, serves as distributor for Class A, Class B and Class C shares. For the six months ended April 30, 2004, the Distributor has received no commissions (front-end sales charges) on Class C shares and $269,531 representing CDSCs on Class A, Class B and Class C shares.

Each of the Funds has adopted three distribution plans, pursuant to Rule 12b-1 under the 1940 Act, applicable to Class A, Class B and Class C shares of the Fund (each, a "Rule 12b-1 Plan"), respectively. There are no 12b-1 Plans applicable to the Class I shares of the Funds. Under the applicable Rule 12b-1 Plans, the Distributor may receive a service fee at an annual rate of 0.25% of the average daily net assets of each class. The Trustees have not authorized, and the Funds do not currently pay, service fees with respect to Class A shares. In addition to a service fee, the Distributor is paid a fee as compensation in connection with the offering and sale of Class B and Class C shares at an annual rate of 0.75% of the average daily net assets of each class. These fees may be used to cover the expenses of the Distributor primarily intended to result in the sale of such shares, including payments to the Distributor's representatives or others for selling shares. The service fee is paid by the Fund to the Distributor, which in turn, pays service fees to broker/dealers that provide services, such as accepting telephone inquiries and transaction requests and processing correspondence, new account applications and subsequent purchases for the shareholders. Under their terms, each Rule 12b-1 plan shall remain in effect from year to year, provided such continuance is approved annually by vote of the Board of Trustees, including a majority of those Trustees who are not "interested persons" of the Trusts, as defined in the 1940 Act, and who have no direct or indirect financial interest in the operation of such distribution plans, or any agreements related to such plans, respectively.

The Distributor has voluntarily waived $193,929 and $13,166 of its distribution fees for Class B and Class C shares of the Money Market Fund for the six months ended April 30, 2004, respectively.

6. Geographic and Industry Concentration Risk Factors

There are certain risks arising from the concentration of the California Money Fund's investments in California municipal securities. The California Money Fund is more susceptible to factors adversely affecting issuers of California municipal securities than a fund that is not concentrated in these issuers to the same extent. Uncertain economic conditions or governmental developments may affect the ability of California municipal securities issuers to meet their financial obligations.

7. Proxy Voting Information

A description of the policies and procedures that the Trusts use to determine how to vote proxies relating to portfolio securities held by the Fund is available, without charge and upon request, by calling
1-800-222-5852. This information is also available from the EDGAR database or the Securities and Exchange Commission's internet site at http://www.sec.gov.

Before investing, you should carefully consider a fund's investment objectives, risks, charges, and expenses. Contact your Investment Representative or call 800-222-5852 to obtain a prospectus containing this and other information. Read the prospectus carefully before investing.

This Semi-Annual Report is published for the general information of the shareholders of the WM Group of Funds. It is authorized for distribution to prospective investors only when preceded or accompanied by a current WM Group of Funds prospectus. A mutual fund's share price and investment return will vary with market conditions, and the principal value of an investment when you sell your shares may be more or less than the original cost.

The WM Group of Funds are not insured by the FDIC. They are not deposits or obligations of, nor are they guaranteed by, any bank. These securities are subject to investment risk, including possible loss of principal amount invested.

Distributed by:
WM Funds Distributor, Inc.

Member NASD


----------------------------------------------------------------------------





[logo]WM                                                   P R S R T  S T D
      GROUPofFUNDS                                         U.S. POSTAGE
                                                           PAID
      P.O. Box 9757                                        N. READING, MA
      Providence, RI 02940-9757                            PERMIT #105









[logo]Printed on recycled paper

                                                           WMMMSAR (6/29/04)

Item 2.  Code of Ethics.

Not applicable for this filing.

Item 3.  Audit Committee Financial Expert.

Not applicable for this filing.

Item 4.  Principal Accountant Fees and Services.

Not applicable for this filing.

Item 5.  Audit Committee of Listed Registrants

Not applicable for this filing.

Item 6.  Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Purchases of Equity Securities by Closed-End Management
         Investment Company and Affiliated Purchasers.

Not applicable.

Item 9.  Submission of Matters to a Vote of Security Holders.

None.

Item 10. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report on Form N-CSR, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is recorded, processed, summarized, and reported within the time periods specified in the SEC's rules and forms.

(b) There have been no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

                                 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WM Trust II

By: /s/ William G. Papesh
    ---------------------
    William G. Papesh
    President and Chief Executive Officer
    July 2, 2004

                                 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

WM Trust II

By: /s/ Jeffery L. Lunzer
   ----------------------
    Jeffery L. Lunzer
    Treasurer and Chief Financial Officer
    July 2, 2004

By: /s/ William G. Papesh
   ----------------------
    William G. Papesh
    President and Chief Executive Officer
    July 2, 2004